UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019

                  First Trust Exchange-Traded AlphaDEX(R) Fund
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                   Date of reporting period: January 31, 2020
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------
FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund
Semi-Annual Report                                              January 31, 2020
--------------------------------------------------------------------------------

AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)


                                  AlphaDEX(R)
                                 FAMILY OF ETFS

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.

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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2020

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 28
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 29
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 30
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 34
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 36
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 39
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 41
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 44
Statements of Assets and Liabilities......................................... 46
Statements of Operations..................................................... 48
Statements of Changes in Net Assets.......................................... 50
Financial Highlights......................................................... 54
Notes to Financial Statements................................................ 59
Additional Information....................................................... 66


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Sector Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the six months ended January 31, 2020.

We are now two decades into this millennium and while it has clearly not been smooth sailing for the securities markets or the economy, it has been relatively prosperous for those investors willing to stay the course. We have always been a proponent of buy-and-hold investing and believe in the merits of investing for the long haul, including the implementation of such basic strategies as diversification and asset allocation.

From December 31, 1999 through December 31, 2019, the S&P 500(R) Index posted an average annual total return of 6.05%, according to Bloomberg. Over that same period, the ICE BofA 7-10 Year U.S. Treasury Index generated an average annual total return of 5.56%. These two asset classes are positioned at opposite ends of the risk spectrum. Historically speaking, stocks have tended to outperform government bonds in the U.S. by close to a 2 to 1 annual margin. For comparative purposes, from 1926 through 2019, the S&P 500(R) Index posted an average annual total return of 10.20%, compared to 5.56% for long-term government bonds, according to Morningstar/Ibbotson Associates. The returns from this millennium show that the S&P 500(R) Index lagged its historical average by more than four percentage points per year, while government bonds performed in line with their average. Remember, investors endured two severe bear markets in stocks between 2000 and 2009. This is one of the reasons we believe that, despite the S&P 500(R) Index setting new highs, equities are currently undervalued.

Over the six-month period ended January 31, 2020, the S&P 500(R) Index was up 9.31% on a total return basis, which is a strong showing for just half a year. The two top-performing sectors by far were Information Technology and Utilities, according to Bloomberg. These two sectors make for an interesting pair in that one is growth-oriented, while the other is more defensive in nature, with a better than average dividend yield. The combination of the strength of the U.S. labor market, short-term interest rates and U.S. Treasury yields hovering around 1.50% to 2.00%, as of January 31, 2020, relatively modest inflation with the Consumer Price Index at 2.50% on a trailing 12-month basis and a favorable U.S. corporate tax structure helps foster a climate of opportunity for investors, in our opinion. We continue to urge investors to stay the course.

One caveat moving forward is the outbreak of the respiratory disease designated as COVID-19 that has caused significant volatility and declines in global financial markets which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and in either case could result in a substantial downturn or recession. We are continuing to monitor these events.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2020

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

The Trump Administration's efforts to persuade some of the U.S.'s most important economic partners to renegotiate standing trade agreements began in earnest in March 2018, when President Donald J. Trump initiated the first round of tariffs on imported steel and aluminum. This somewhat heavy-handed approach has been operational for 22 months and counting. Some progress, however, has been made. The U.S. and China signed "Phase One" of a broader trade pact on January 15, 2020. President Trump signed the United States-Mexico-Canada Agreement into law on January 29, 2020, which updated the North American Free Trade Agreement. Progress notwithstanding, we believe that the ongoing trade conflict, particularly with China, has negatively impacted economic growth rates in the U.S. to such an extent that the Federal Reserve (the "Fed") felt compelled to intercede in the matter.

Six months ago, the Fed chose to reverse course with respect to its monetary policy. President Trump had been urging the Fed to cut rates for some time. For those who may not follow the Fed closely, after holding its federal funds target rate (upper bound) at an artificially low 0.25% for seven years (December 2008-December 2015) to help stimulate U.S. economic activity, the Fed spent the better part of the next four years (December 2015-July 2019) increasing its benchmark lending rate in an effort to normalize it. Over that period, the Fed increased the rate from 0.25% to 2.50%. To lend some perspective, the average federal funds target rate (upper bound) was 2.93% for the 30-year period ended January 31, 2020, so the Fed came close to achieving its goal of normalizing it, according to data from Bloomberg. From the end of July 2019 through the end of November 2019, however, the Fed initiated three rate cuts that dropped it from 2.50% to 1.75%, where it still stands.

As previously noted, one of the by-products of the escalation in the use of tariffs by all parties involved has been a slowdown in economic growth, particularly in the U.S. The annualized U.S. real gross domestic product ("GDP") growth rate in the second quarter of 2018 (when new tariffs were introduced) was 3.5%. In 2019, the first, second, third and fourth quarters generated annualized GDP growth rates of 3.1%, 2.0%, 2.1% and 2.1%, respectively, according to data from the Bureau of Economic Analysis. The past three quarters fell below the 2.3% average for the current U.S. economic recovery, which has run from July 2009 to the present, according to the National Bureau of Economic Research. The silver lining in this story, in our opinion, is that the stock and bond markets have continued to perform well despite the slowdown in economic activity.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") listed globally stood at an all-time high of $6.37 trillion in January 2020, up from $5.16 trillion a year ago, according to its own release. Total assets of U.S. listed ETFs/ETPs stood at an all-time high of $4.44 trillion, up from $3.63 trillion a year ago.

SECTOR/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. The flows are reported over time on a rolling 12-month basis. For the 12-month period ended January 31, 2020, U.S. Equity funds/ETFs reported estimated net outflows totaling $58.71 billion, according to data from Morningstar. As has been the case in recent years, investors favored passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $175.19 billion, compared to estimated net outflows totaling $233.90 billion for actively managed U.S. Equity funds/ETFs.

In our view, investors have shied away from Sector funds and ETFs over the past year. For the 12-month period ended January 31, 2020, Sector Equity funds/ETFs reported estimated net outflows totaling $19.85 billion. Passive Sector Equity funds/ETFs, however, reported estimated net inflows totaling $9.06 billion, compared to estimated net outflows totaling $28.91 billion for actively managed Sector Equity funds/ETFs.

For the six-month period ended January 31, 2020, 10 of the 11 major sectors that comprise the S&P 500(R) Index (the "Index") generated positive total returns, according to Bloomberg. The Index posted a total return of 9.31% over the period. Three of the 11 sectors outperformed the broader index during the same period. Those three sectors were Information Technology (+18.95%), Utilities (+17.82%) and Health Care (+10.52%), according to Bloomberg. The sector that posted the lone negative total return for the same period was Energy, which was down 10.51%.

One caveat moving forward is the outbreak of the respiratory disease designated as COVID-19 that has caused significant volatility and declines in global financial markets which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and in either case could result in a substantial downturn or recession. We are continuing to monitor these events.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by ICE Data Indices, LLC or its affiliates ("IDI") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    0.99%       7.84%      5.70%      12.48%        7.14%      31.97%     224.04%      140.69%
Market Price                           0.97%       7.78%      5.70%      12.47%        7.14%      31.94%     223.96%      140.63%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary
   Index                               1.36%       8.61%      6.39%      13.25%        7.91%      36.31%     247.09%      163.50%
Russell 1000(R) Index                  9.01%      21.39%     12.13%      13.97%        8.47%      77.25%     269.78%      181.46%
S&P 500(R) Consumer Discretionary
   Index                               4.67%      16.73%     13.97%      17.59%       11.26%      92.26%     405.67%      289.17%
Russell 1000(R) Consumer
   Discretionary Index(1)              5.69%      18.85%     13.49%      17.15%         N/A       88.27%     387.08%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       76.66%
Communication Services                       16.79
Industrials                                   3.28
Consumer Staples                              1.77
Information Technology                        1.20
Health Care                                   0.30
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Tesla, Inc.                                   2.35%
Lennar Corp., Class A                         1.80
Toll Brothers, Inc.                           1.69
Tempur Sealy International, Inc.              1.59
Lululemon Athletica, Inc.                     1.56
Gap (The), Inc.                               1.49
Foot Locker, Inc.                             1.47
Mohawk Industries, Inc.                       1.46
Best Buy Co., Inc.                            1.46
Macy's, Inc.                                  1.42
                                            -------
  Total                                      16.29%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Consumer Discretionary Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)

                                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                 JULY 31, 2009 - JANUARY 31, 2020

                 First Trust
            Consumer Discretionary    StrataQuant(R) Consumer    Russell 1000(R)    S&P 500(R) Consumer    Russell 1000(R) Consumer
               AlphaDEX(R) Fund         Discretionary Index           Index         Discretionary Index      Discretionary Index
7/31/09            $10,000                    $10,000                $10,000               $10,000                  $10,000
1/31/10             11,458                     11,502                 11,027                11,545                   11,471
7/31/10             12,508                     12,604                 11,450                12,614                   12,380
1/31/11             15,402                     15,576                 13,599                15,076                   14,937
7/31/11             16,854                     17,122                 13,819                16,209                   15,907
1/31/12             16,505                     16,847                 14,135                17,058                   16,686
7/31/12             16,339                     16,702                 14,918                18,136                   17,897
1/31/13             19,526                     20,041                 16,543                21,094                   20,901
7/31/13             23,228                     23,924                 18,831                25,155                   24,704
1/31/14             24,587                     25,424                 20,221                26,865                   26,407
7/31/14             26,102                     27,082                 22,045                28,348                   27,780
1/31/15             28,135                     29,289                 23,003                30,361                   29,674
7/31/15             30,420                     31,779                 24,522                35,061                   33,544
1/31/16             26,447                     27,711                 22,587                32,722                   30,877
7/31/16             29,711                     31,222                 25,708                36,298                   34,487
1/31/17             29,719                     31,335                 27,287                38,113                   35,942
7/31/17             31,223                     33,027                 29,808                41,345                   39,252
1/31/18             36,812                     39,067                 34,336                49,164                   46,679
7/31/18             35,649                     37,946                 34,631                51,062                   47,528
1/31/19             34,433                     36,755                 33,589                50,005                   47,005
7/31/19             36,764                     39,386                 37,404                55,775                   52,862
1/31/20             37,128                     39,922                 40,774                58,380                   55,870

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         146              0               0             0
8/1/16 - 7/31/17         102              0               0             0
8/1/17 - 7/31/18         119              0               0             0
8/1/18 - 7/31/19         158              2               0             0
8/1/19 - 1/31/20          63              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         105              0               0             0
8/1/16 - 7/31/17         150              0               0             0
8/1/17 - 7/31/18         132              0               1             0
8/1/18 - 7/31/19          89              2               0             0
8/1/19 - 1/31/20          64              0               0             0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    5.26%       7.99%      4.15%      12.10%       8.61%       22.57%     213.27%      186.11%
Market Price                           5.17%       7.92%      4.14%      12.09%       8.60%       22.47%     213.08%      185.91%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index  5.64%       8.78%      4.85%      12.93%       9.40%       26.70%     237.27%      214.02%
Russell 1000(R) Index                  9.01%      21.39%     12.13%      13.97%       8.47%       77.25%     269.78%      181.46%
S&P 500(R) Consumer Staples Index      7.55%      21.75%      8.63%      12.29%       9.89%       51.25%     218.71%      232.33%
Russell 1000(R) Consumer Staples
   Index(1)                            7.90%      18.03%      7.28%      11.91%        N/A        42.13%     208.09%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                             94.38%
Health Care                                   3.66
Materials                                     1.96
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Campbell Soup Co.                             4.90%
Sysco Corp.                                   4.81
Ingredion, Inc.                               4.74
Kroger (The) Co.                              4.64
Tyson Foods, Inc., Class A                    4.54
Walgreens Boots Alliance, Inc.                4.32
Lamb Weston Holdings, Inc.                    4.25
Molson Coors Beverage Co., Class B            4.13
Pilgrim's Pride Corp.                         3.99
J.M. Smucker (The) Co.                        3.99
                                            -------
  Total                                      44.31%
                                            =======

-----------------------------

(1) On or about September 18, 2 008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Consumer Staples Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)

                                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2009 - JANUARY 31, 2020

           First Trust Consumer Staples   StrataQuant(R) Consumer   Russell 1000(R)   S&P 500(R) Consumer   Russell 1000(R) Consumer
                 AlphaDEX(R) Fund              Staples Index             Index           Staples Index           Staples Index
7/31/09              $10,000                      $10,000               $10,000             $10,000                 $10,000
1/31/10               10,819                       10,855                11,027              10,876                  10,850
7/31/10               11,597                       11,679                11,450              11,334                  11,385
1/31/11               12,982                       13,132                13,599              12,351                  12,396
7/31/11               15,216                       15,448                13,819              13,341                  13,668
1/31/12               14,701                       14,985                14,135              14,087                  14,242
7/31/12               14,754                       15,144                14,918              15,965                  15,946
1/31/13               17,187                       17,704                16,543              16,766                  16,934
7/31/13               21,230                       21,968                18,831              18,986                  19,242
1/31/14               22,000                       22,846                20,221              18,955                  19,317
7/31/14               24,445                       25,483                22,045              20,337                  20,933
1/31/15               27,652                       28,895                23,003              22,918                  23,521
7/31/15               30,091                       31,545                24,522              24,261                  25,313
1/31/16               28,818                       30,289                22,587              24,863                  25,824
7/31/16               32,858                       34,651                25,708              27,093                  28,213
1/31/17               30,758                       32,540                27,287              26,462                  27,643
7/31/17               31,770                       33,722                29,808              28,285                  29,247
1/31/18               34,449                       36,686                34,336              30,013                  30,162
7/31/18               31,941                       34,147                34,631              28,119                  28,132
1/31/19               31,391                       33,652                33,589              28,476                  28,321
7/31/19               32,204                       34,655                37,404              32,235                  30,980
1/31/20               33,898                       36,610                40,774              34,669                  33,427

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         204              0               0             0
8/1/15 - 7/31/16         164              0               0             0
8/1/16 - 7/31/17         118              0               0             0
8/1/17 - 7/31/18          58              0               0             1
8/1/18 - 7/31/19         114              1               0             0
8/1/19 - 1/31/20          55              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          48              0               0             0
8/1/15 - 7/31/16          87              0               0             0
8/1/16 - 7/31/17         134              0               0             0
8/1/17 - 7/31/18         193              0               0             0
8/1/18 - 7/31/19         135              1               0             0
8/1/19 - 1/31/20          72              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                   -17.61%     -32.01%    -13.87%     -4.59%       -5.29%      -52.60%    -37.47%      -49.94%
Market Price                          -17.53%     -31.96%    -13.88%     -4.59%       -5.29%      -52.63%    -37.47%      -49.95%

INDEX PERFORMANCE
StrataQuant(R) Energy Index           -17.24%     -31.47%    -13.41%     -4.01%       -4.70%      -51.32%    -33.57%      -45.85%
Russell 1000(R) Index                   9.01%      21.39%     12.13%     13.97%        8.47%       77.25%    269.78%      181.46%
S&P 500(R) Energy Index               -10.51%     -10.51%     -3.18%      2.59%        0.87%      -14.91%     29.08%       11.73%
Russell 1000(R) Energy Index(1)       -10.64%     -11.76%     -4.06%      1.95%        N/A        -18.70%     21.27%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                      100.00%
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
ConocoPhillips                                5.21%
HollyFrontier Corp.                           5.05
WPX Energy, Inc.                              4.96
Concho Resources, Inc.                        4.93
Marathon Oil Corp.                            4.77
Devon Energy Corp.                            4.77
Cimarex Energy Co.                            4.77
Chevron Corp.                                 4.05
EOG Resources, Inc.                           3.97
Phillips 66                                   3.74
                                            -------
  Total                                      46.22%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

StrataQuant(R) and StrataQuant(R) Energy Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)

                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       JULY 31, 2009 - JANUARY 31, 2020

            First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)       Russell 1000(R)
             AlphaDEX(R) Fund        Energy Index            Index           Energy Index       Energy Index
7/31/09          $10,000               $10,000              $10,000            $10,000             $10,000
1/31/10           11,660                11,705               11,027             10,637              10,688
7/31/10           11,827                11,918               11,450             10,569              10,628
1/31/11           16,637                16,826               13,599             14,400              14,524
7/31/11           17,585                17,856               13,819             15,051              15,172
1/31/12           14,726                15,008               14,135             14,262              14,229
7/31/12           13,804                14,124               14,918             14,295              14,162
1/31/13           16,428                16,876               16,543             15,820              15,714
7/31/13           17,064                17,578               18,831             16,956              16,833
1/31/14           18,060                18,672               20,221             17,228              17,186
7/31/14           21,380                22,173               22,045             20,082              20,115
1/31/15           15,381                15,973               23,003             16,138              15,941
7/31/15           13,129                13,648               24,522             14,923              14,734
1/31/16           10,121                10,522               22,587             12,970              12,536
7/31/16           11,465                11,940               25,708             15,228              14,638
1/31/17           12,702                13,279               27,287             16,420              15,818
7/31/17           10,893                11,431               29,808             15,256              14,570
1/31/18           12,170                12,824               34,336             17,503              16,710
7/31/18           13,775                14,567               34,631             18,264              17,596
1/31/19           10,721                11,346               33,589             15,344              14,687
7/31/19            8,847                 9,397               37,404             15,344              14,505
1/31/20            7,289                 7,777               40,774             13,731              12,962

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         161              1               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         141              0               0             0
8/1/17 - 7/31/18          91              0               0             1
8/1/18 - 7/31/19          92              3               2             0
8/1/19 - 1/31/20          40              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         111              0               0             0
8/1/17 - 7/31/18         160              0               0             0
8/1/18 - 7/31/19         151              2               1             0
8/1/19 - 1/31/20          87              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    3.23%      12.44%     10.00%      12.31%       5.81%       61.02%     219.33%      105.31%
Market Price                           3.23%      12.40%      9.99%      12.31%       5.81%       60.94%     219.33%      105.29%

INDEX PERFORMANCE
StrataQuant(R) Financials Index        3.60%      13.26%     10.74%      13.14%       6.66%       66.55%     243.63%      127.42%
Russell 1000(R) Index                  9.01%      21.39%     12.13%      13.97%       8.47%       77.25%     269.78%      181.46%
S&P 500(R) Financials Index            7.16%      18.26%     12.18%      12.12%       1.97%       77.66%     213.96%       28.13%
Russell 1000(R) Financial Services
   Index(1)                            7.66%      22.07%     13.07%      13.02%        N/A        84.79%     240.04%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   78.35%
Real Estate                                  14.66
Information Technology                        6.23
Industrials                                   0.59
Consumer Discretionary                        0.17
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
SLM Corp.                                     1.12%
Santander Consumer USA Holdings, Inc.         1.04
Fair Isaac Corp.                              0.98
First American Financial Corp.                0.97
Ally Financial, Inc.                          0.96
Janus Henderson Group PLC                     0.95
Fiserv, Inc.                                  0.94
Evercore, Inc., Class A                       0.94
Jefferies Financial Group, Inc.               0.93
Old Republic International Corp.              0.92
                                            -------
  Total                                       9.75%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Financials Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)

                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                 JULY 31, 2009 - JANUARY 31, 2020

            First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)         Russell 1000(R) Financial
               AlphaDEX(R) Fund         Financials Index           Index           Financials Index           Services Index
7/31/09            $10,000                  $10,000               $10,000              $10,000                    $10,000
1/31/10             11,880                   11,924                11,027               10,992                     11,079
7/31/10             12,668                   12,767                11,450               11,455                     11,512
1/31/11             14,593                   14,771                13,599               12,855                     12,941
7/31/11             13,966                   14,194                13,819               11,680                     12,048
1/31/12             14,082                   14,376                14,135               11,210                     11,752
7/31/12             14,604                   14,966                14,918               11,810                     12,504
1/31/13             17,307                   17,812                16,543               14,153                     14,781
7/31/13             20,364                   21,035                18,831               16,821                     17,320
1/31/14             21,519                   22,312                20,221               17,458                     18,144
7/31/14             22,595                   23,513                22,045               18,740                     19,385
1/31/15             23,560                   24,604                23,003               19,427                     20,388
7/31/15             25,845                   27,086                24,522               21,438                     22,477
1/31/16             22,795                   23,955                22,587               18,731                     19,928
7/31/16             25,902                   27,323                25,708               20,630                     22,164
1/31/17             29,547                   31,274                27,287               25,292                     25,467
7/31/17             32,117                   34,098                29,808               27,434                     27,835
1/31/18             35,595                   37,927                34,336               32,828                     32,311
7/31/18             35,670                   38,136                34,631               31,131                     31,869
1/31/19             33,740                   36,179                33,589               29,185                     30,861
7/31/19             36,752                   39,550                37,404               32,206                     34,994
1/31/20             37,939                   40,974                40,774               34,512                     37,675

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         152              0               0             0
8/1/17 - 7/31/18         139              0               0             1
8/1/18 - 7/31/19         120              3               0             0
8/1/19 - 1/31/20          85              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         100              0               0             0
8/1/17 - 7/31/18         112              0               0             1
8/1/18 - 7/31/19         125              1               1             1
8/1/19 - 1/31/20          42              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS            CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                     6.53%     10.70%      6.21%      14.50%       11.85%      35.14%     287.18%      316.21%
Market Price                            6.51%     10.67%      6.20%      14.49%       11.85%      35.06%     287.08%      316.11%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index        6.89%     11.50%      6.91%      15.29%       12.66%      39.67%     314.85%      356.07%
Russell 1000(R) Index                   9.01%     21.39%     12.13%      13.97%        8.47%      77.25%     269.78%      181.46%
S&P 500(R) Health Care Index           10.52%     12.11%      9.44%      14.38%       10.25%      56.97%     283.39%      246.65%
Russell 1000(R) Health Care Index(1)    9.69%     12.37%      9.56%      14.86%        N/A        57.86%     299.55%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                 100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Centene Corp.                                 3.74%
DexCom, Inc.                                  2.51
Envista Holdings Corp.                        2.28
Alnylam Pharmaceuticals, Inc.                 2.27
Exelixis, Inc.                                2.23
Jazz Pharmaceuticals PLC                      2.19
Horizon Therapeutics PLC                      2.17
Seattle Genetics, Inc.                        2.16
Cigna Corp.                                   2.14
Neurocrine Biosciences, Inc.                  2.12
                                            -------
  Total                                      23.81%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Health Care Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)

                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               JULY 31, 2009 - JANUARY 31, 2020

            First Trust Health Care       StrataQuant(R)        Russell 1000(R)      S&P 500(R) Health       Russell 1000(R)
               AlphaDEX(R) Fund          Health Care Index           Index              Care Index          Health Care Index
7/31/09             $10,000                   $10,000               $10,000               $10,000                $10,000
1/31/10              12,174                    12,213                11,027                11,339                 11,355
7/31/10              12,208                    12,296                11,450                10,431                 10,534
1/31/11              14,938                    15,111                13,599                11,670                 11,931
7/31/11              16,197                    16,448                13,819                12,718                 12,974
1/31/12              16,242                    16,563                14,135                13,496                 13,705
7/31/12              17,035                    17,406                14,918                14,680                 14,946
1/31/13              20,234                    20,755                16,543                16,585                 16,993
7/31/13              24,273                    25,002                18,831                19,911                 20,492
1/31/14              28,504                    29,459                20,221                22,035                 22,804
7/31/14              30,288                    31,395                22,045                24,177                 24,943
1/31/15              34,883                    36,273                23,003                27,695                 28,739
7/31/15              39,693                    41,432                24,522                30,814                 32,245
1/31/16              30,568                    31,993                22,587                27,024                 27,763
7/31/16              35,089                    36,840                25,708                30,818                 31,786
1/31/17              33,938                    35,732                27,287                29,096                 30,174
7/31/17              38,149                    40,302                29,808                33,285                 34,465
1/31/18              42,266                    44,795                34,336                37,050                 38,304
7/31/18              43,783                    46,565                34,631                37,717                 39,293
1/31/19              42,588                    45,438                33,589                38,777                 40,369
7/31/19              44,246                    47,401                37,404                39,331                 41,358
1/31/20              47,135                    50,667                40,774                43,469                 45,366

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         220              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 7/31/17         146              0               0             0
8/1/17 - 7/31/18          93              0               0             0
8/1/18 - 7/31/19         147              3               0             0
8/1/19 - 1/31/20          76              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          32              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 7/31/17         106              0               0             0
8/1/17 - 7/31/18         158              0               0             1
8/1/18 - 7/31/19          98              3               0             0
8/1/19 - 1/31/20          51              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sectors that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    4.22%      15.89%      9.33%      12.88%       7.22%       56.21%     235.75%      142.89%
Market Price                           4.24%      15.96%      9.32%      12.87%       7.22%       56.12%     235.68%      142.85%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index       4.57%      16.69%     10.06%      13.68%       7.99%       61.47%     260.49%      166.19%
Russell 1000(R) Index                  9.01%      21.39%     12.13%      13.97%       8.47%       77.25%     269.78%      181.46%
S&P 500(R) Industrials Index           5.40%      15.59%     10.19%      13.53%       7.97%       62.48%     255.68%      165.48%
Russell 1000(R) Producer Durables
   Index(1)                            5.17%      16.40%     10.92%      14.05%        N/A        67.94%     272.37%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  87.27%
Information Technology                       11.58
Materials                                     1.15
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Paylocity Holding Corp.                       2.24%
JetBlue Airways Corp.                         2.02
Knight-Swift Transportation Holdings, Inc.    1.98
Textron, Inc.                                 1.97
Southwest Airlines Co.                        1.94
Raytheon Co.                                  1.92
Carlisle Cos., Inc.                           1.84
Xerox Holdings Corp.                          1.84
Delta Air Lines, Inc.                         1.82
PACCAR, Inc.                                  1.79
                                            -------
  Total                                      19.36%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Industrials Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)

                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            JULY 31, 2009 - JANUARY 31, 2020

            First Trust Industrials/                                                                    Russell 1000(R)
               Producer Durables         StrataQuant(R)       Russell 1000(R)       S&P 500(R)         Producer Durables
                AlphaDEX(R) Fund        Industrials Index          Index         Industrials Index           Index
7/31/09             $10,000                  $10,000              $10,000             $10,000               $10,000
1/31/10              11,895                   11,945               11,027              11,624                11,574
7/31/10              12,916                   13,019               11,450              12,868                12,736
1/31/11              15,909                   16,102               13,599              15,544                15,544
7/31/11              15,200                   15,435               13,819              14,977                14,991
1/31/12              15,703                   16,022               14,135              15,849                15,763
7/31/12              15,091                   15,451               14,918              15,972                15,799
1/31/13              18,015                   18,515               16,543              18,055                18,117
7/31/13              20,813                   21,467               18,831              20,552                20,710
1/31/14              24,006                   24,860               20,221              22,965                23,213
7/31/14              25,482                   26,489               22,045              23,989                24,232
1/31/15              25,568                   26,669               23,003              25,445                25,665
7/31/15              25,814                   26,986               24,522              25,646                26,103
1/31/16              21,426                   22,461               22,587              24,259                24,378
7/31/16              25,599                   26,937               25,708              28,329                28,371
1/31/17              29,920                   31,662               27,287              31,021                31,336
7/31/17              31,437                   33,378               29,808              33,515                33,999
1/31/18              37,442                   39,887               34,336              38,984                39,963
7/31/18              36,963                   39,500               34,631              37,869                39,052
1/31/19              34,460                   36,904               33,589              35,767                37,029
7/31/19              38,320                   41,178               37,404              39,226                40,980
1/31/20              39,937                   43,060               40,774              41,344                43,098

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         167              0               0             0
8/1/15 - 7/31/16         153              0               0             0
8/1/16 - 7/31/17         172              0               0             0
8/1/17 - 7/31/18         146              0               0             0
8/1/18 - 7/31/19         142              3               0             1
8/1/19 - 1/31/20          69              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          85              0               0             0
8/1/15 - 7/31/16          98              0               0             0
8/1/16 - 7/31/17          80              0               0             0
8/1/17 - 7/31/18         105              0               1             0
8/1/18 - 7/31/19         103              2               0             0
8/1/19 - 1/31/20          58              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    -2.82%      0.89%      5.69%       9.02%       6.38%       31.86%     137.15%      119.71%
Market Price                           -2.79%      0.87%      5.67%       9.01%       6.37%       31.74%     136.89%      119.59%

INDEX PERFORMANCE
StrataQuant(R) Materials Index         -2.43%      1.70%      6.44%       9.81%       7.17%       36.60%     154.99%      141.44%
Russell 1000(R) Index                   9.01%     21.39%     12.13%      13.97%       8.47%       77.25%     269.78%      181.46%
S&P 500(R) Materials Index              0.06%     10.80%      6.11%       9.42%       5.34%       34.55%     145.93%       94.02%
Russell 1000(R) Materials and
   Processing Index(1)                  0.44%     10.96%      7.06%      10.29%        N/A        40.66%     166.30%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                    81.61%
Industrials                                  16.22
Utilities                                     2.17
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Newmont Corp.                                 3.76%
Crown Holdings, Inc.                          3.70
Reliance Steel & Aluminum Co.                 3.48
Owens Corning                                 3.37
Scotts Miracle-Gro (The) Co.                  3.35
Domtar Corp.                                  3.30
WestRock Co.                                  3.30
Albemarle Corp.                               3.19
Steel Dynamics, Inc.                          3.18
Nucor Corp.                                   3.06
                                            -------
  Total                                      33.69%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Materials Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)

                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           JULY 31, 2009 - JANUARY 31, 2020

                                                                                                      Russell 1000(R)
            First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)          Materials and
              AlphaDEX(R) Fund         Materials Index           Index           Materials Index      Processing Index
7/31/09            $10,000                 $10,000              $10,000              $10,000              $10,000
1/31/10             11,857                  11,910               11,027               10,521               10,738
7/31/10             13,272                  13,356               11,450               11,268               11,657
1/31/11             16,299                  16,466               13,599               14,060               14,604
7/31/11             16,341                  16,580               13,819               14,097               14,810
1/31/12             16,145                  16,467               14,135               14,115               14,982
7/31/12             15,561                  15,932               14,918               13,363               14,243
1/31/13             18,903                  19,440               16,543               15,160               16,422
7/31/13             19,513                  20,140               18,831               15,866               17,271
1/31/14             21,883                  22,676               20,221               17,494               18,976
7/31/14             22,973                  23,885               22,045               19,534               20,711
1/31/15             21,326                  22,232               23,003               19,228               20,330
7/31/15             21,970                  22,988               24,522               18,706               19,943
1/31/16             18,809                  19,737               22,587               16,058               17,414
7/31/16             24,931                  26,260               25,708               20,278               22,141
1/31/17             27,578                  29,144               27,287               21,922               24,127
7/31/17             28,425                  30,143               29,808               23,233               25,529
1/31/18             33,513                  35,672               34,336               27,020               29,557
7/31/18             32,176                  34,370               34,631               25,891               28,469
1/31/19             27,871                  29,857               33,589               23,346               25,600
7/31/19             28,933                  31,125               37,404               25,859               28,471
1/31/20             28,117                  30,369               40,774               25,875               28,596

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         163              0               0             0
8/1/15 - 7/31/16         147              0               0             0
8/1/16 - 7/31/17         162              0               0             0
8/1/17 - 7/31/18         114              0               0             0
8/1/18 - 7/31/19          76              4               0             0
8/1/19 - 1/31/20          45              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          89              0               0             0
8/1/15 - 7/31/16         104              0               0             0
8/1/16 - 7/31/17          90              0               0             0
8/1/17 - 7/31/18         137              0               0             1
8/1/18 - 7/31/19         169              2               0             0
8/1/19 - 1/31/20          82              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                     6.03%     24.77%     17.68%      16.57%       11.09%      125.73%    363.11%      281.84%
Market Price                            5.98%     24.70%     17.68%      16.56%       11.09%      125.73%    362.98%      281.73%

INDEX PERFORMANCE
StrataQuant(R) Technology Index         6.45%     25.67%     18.31%      17.33%       11.89%      131.80%    394.55%      318.28%
Russell 1000(R) Index                   9.01%     21.39%     12.13%      13.97%        8.47%       77.25%    269.78%      181.46%
S&P 500(R) Information Technology
   Index                               18.95%     46.07%     22.09%      19.00%       13.83%      171.28%    469.38%      420.51%
Russell 1000(R) Technology Index(1)    17.96%     40.60%     20.91%      18.12%        N/A        158.40%    428.59%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       89.08%
Communication Services                        8.44
Industrials                                   2.48
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
RingCentral, Inc., Class A                    2.00%
Paycom Software, Inc.                         1.97
Fortinet, Inc.                                1.77
Ceridian HCM Holding, Inc.                    1.77
Tyler Technologies, Inc.                      1.77
EPAM Systems, Inc.                            1.76
Intel Corp.                                   1.75
ANSYS, Inc.                                   1.75
DocuSign, Inc.                                1.74
Splunk, Inc.                                  1.70
                                            -------
  Total                                      17.98%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Technology Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

                                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             JULY 31, 2009 - JANUARY 31, 2020

            First Trust Technology      StrataQuant(R)      Russell 1000(R)     S&P 500(R) Information     Russell 1000(R)
               AlphaDEX(R) Fund        Technology Index          Index             Technology Index        Technology Index
7/31/09            $10,000                 $10,000              $10,000                $10,000                 $10,000
1/31/10             11,396                  11,434               11,027                 10,863                  10,881
7/31/10             12,522                  12,614               11,450                 11,371                  11,499
1/31/11             16,402                  16,592               13,599                 13,624                  13,870
7/31/11             15,076                  15,315               13,819                 13,555                  13,659
1/31/12             15,268                  15,578               14,135                 14,407                  14,494
7/31/12             14,502                  14,852               14,918                 15,323                  15,100
1/31/13             15,877                  16,327               16,543                 15,579                  15,199
7/31/13             18,061                  18,646               18,831                 17,030                  16,586
1/31/14             20,796                  21,556               20,221                 19,244                  18,841
7/31/14             22,141                  23,031               22,045                 21,818                  21,436
1/31/15             23,379                  24,394               23,003                 22,798                  22,261
7/31/15             24,515                  25,662               24,522                 24,606                  23,750
1/31/16             21,284                  22,355               22,587                 23,902                  22,781
7/31/16             24,617                  25,943               25,708                 27,012                  25,920
1/31/17             28,009                  29,504               27,287                 29,856                  28,790
7/31/17             32,180                  34,001               29,808                 34,974                  33,523
1/31/18             39,655                  42,042               34,336                 42,727                  40,814
7/31/18             40,401                  42,975               34,631                 44,932                  42,847
1/31/19             42,296                  44,995               33,589                 42,340                  40,914
7/31/19             49,775                  53,119               37,404                 52,003                  48,757
1/31/20             52,777                  56,546               40,774                 61,858                  57,513

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         177              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 7/31/17         168              0               0             0
8/1/17 - 7/31/18         180              1               0             0
8/1/18 - 7/31/19         162              4               0             0
8/1/19 - 1/31/20          83              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          75              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 7/31/17          84              0               0             0
8/1/17 - 7/31/18          71              0               0             0
8/1/18 - 7/31/19          82              3               0             0
8/1/19 - 1/31/20          44              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                     4.52%      9.83%      6.58%      10.54%       6.34%       37.50%     172.27%      118.71%
Market Price                            4.56%      9.83%      6.58%      10.54%       6.34%       37.50%     172.45%      118.68%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index          4.84%     10.37%      7.29%      11.40%       7.19%       42.17%     194.27%      142.15%
Russell 1000(R) Index                   9.01%     21.39%     12.13%      13.97%       8.47%       77.25%     269.78%      181.46%
S&P 500(R) Utilities Index             17.82%     30.29%     11.20%      13.10%       7.99%       69.99%     242.40%      166.24%
Russell 1000(R) Utilities Index(1)     14.40%     25.47%     10.10%      12.17%        N/A        61.78%     215.39%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                    74.86%
Communication Services                       25.14
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Exelon Corp.                                  5.77%
GCI Liberty, Inc., Class A                    5.71
Vistra Energy Corp.                           5.41
Telephone & Data Systems, Inc.                4.93
National Fuel Gas Co.                         4.80
AT&T, Inc.                                    4.74
Southern (The) Co.                            4.19
Pinnacle West Capital Corp.                   4.12
Duke Energy Corp.                             4.06
Avangrid, Inc.                                3.94
                                            -------
  Total                                      47.67%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

StrataQuant(R) and StrataQuant(R) Utilities Index ("Index") are service/trademarks of ICE Data Indices, LLC or its affiliates ("IDI") and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)

                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            JULY 31, 2009 - JANUARY 31, 2020

            First Trust Utilities    StrataQuant(R)     Russell 1000(R)      S&P 500(R)       Russell 1000(R)
              AlphaDEX(R) Fund       Utilities Index         Index         Utilities Index    Utilities Index
7/31/09            $10,000               $10,000            $10,000            $10,000            $10,000
1/31/10             10,796                10,838             11,027             10,420             10,194
7/31/10             11,580                11,673             11,450             10,947             10,900
1/31/11             12,899                13,053             13,599             11,693             12,108
7/31/11             13,551                13,770             13,819             12,490             12,806
1/31/12             13,451                13,723             14,135             13,358             13,232
7/31/12             14,452                14,810             14,918             14,900             15,515
1/31/13             15,049                15,475             16,543             14,725             15,394
7/31/13             16,751                17,378             18,831             16,093             16,859
1/31/14             17,227                17,948             20,221             16,374             16,970
7/31/14             18,943                19,815             22,045             17,584             18,506
1/31/15             21,377                22,431             23,003             20,989             19,877
7/31/15             20,035                21,092             24,522             19,421             19,261
1/31/16             20,243                21,391             22,587             20,470             20,392
7/31/16             24,573                26,074             25,708             23,909             24,013
1/31/17             24,755                26,358             27,287             22,970             23,250
7/31/17             25,451                27,185             29,808             25,273             24,226
1/31/18             24,056                25,777             34,336             24,652             24,333
7/31/18             25,172                27,082             34,631             25,988             24,503
1/31/19             26,760                28,893             33,589             27,383             25,635
7/31/19             28,123                30,420             37,404             30,282             28,104
1/31/20             29,394                31,892             40,774             35,678             32,151

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15        136               0               0             0
8/1/15 - 7/31/16        173               0               0             0
8/1/16 - 7/31/17        119               0               0             0
8/1/17 - 7/31/18         73               0               0             0
8/1/18 - 7/31/19        158               4               0             0
8/1/19 - 1/31/20         73               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15        116               0               0             0
8/1/15 - 7/31/16         78               0               0             0
8/1/16 - 7/31/17        133               0               0             0
8/1/17 - 7/31/18        178               0               0             1
8/1/18 - 7/31/19         88               1               0             0
8/1/19 - 1/31/20         54               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2020 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2019     JANUARY 31, 2020        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,009.90             0.64%             $3.23
Hypothetical (5% return before expenses)            $1,000.00           $1,021.92             0.64%             $3.25

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,052.60             0.63%             $3.25
Hypothetical (5% return before expenses)            $1,000.00           $1,021.97             0.63%             $3.20

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $  823.90             0.67%             $3.07
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77             0.67%             $3.40

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,032.30             0.61%             $3.12
Hypothetical (5% return before expenses)            $1,000.00           $1,022.07             0.61%             $3.10

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $1,065.30             0.61%             $3.17
Hypothetical (5% return before expenses)            $1,000.00           $1,022.07             0.61%             $3.10

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2020 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2019     JANUARY 31, 2020        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,042.20             0.63%             $3.23
Hypothetical (5% return before expenses)            $1,000.00           $1,021.97             0.63%             $3.20

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $  971.80             0.66%             $3.27
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82             0.66%             $3.35

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,060.30             0.61%             $3.16
Hypothetical (5% return before expenses)            $1,000.00           $1,022.07             0.61%             $3.10

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,045.20             0.62%             $3.19
Hypothetical (5% return before expenses)            $1,000.00           $1,022.02             0.62%             $3.15


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2019 through January 31, 2020), multiplied by 184/366 (to reflect the six-month period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AUTO COMPONENTS -- 5.3%
       28,421  Aptiv PLC                        $     2,409,817
      103,681  BorgWarner, Inc.                       3,555,221
       93,118  Gentex Corp.                           2,772,123
      221,683  Goodyear Tire & Rubber
                  (The) Co.                           2,910,698
       32,786  Lear Corp.                             4,038,579
                                                ---------------
                                                     15,686,438
                                                ---------------
               AUTOMOBILES -- 5.7%
      290,177  Ford Motor Co.                         2,559,361
      122,890  General Motors Co.                     4,103,297
       46,363  Harley-Davidson, Inc.                  1,548,524
       10,755  Tesla, Inc. (a)                        6,996,881
       23,213  Thor Industries, Inc.                  1,869,111
                                                ---------------
                                                     17,077,174
                                                ---------------
               BUILDING PRODUCTS -- 1.2%
       52,777  Fortune Brands Home &
                  Security, Inc.                      3,626,308
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.9%
      123,848  KAR Auction Services, Inc.             2,603,285
                                                ---------------
               DISTRIBUTORS -- 2.2%
        8,118  Genuine Parts Co.                        759,601
      125,983  LKQ Corp. (a)                          4,117,755
        8,121  Pool Corp.                             1,780,935
                                                ---------------
                                                      6,658,291
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 2.3%
        5,401  Graham Holdings Co., Class B           2,966,337
       28,168  Grand Canyon Education,
                  Inc. (a)                            2,204,991
       73,430  H&R Block, Inc.                        1,703,576
                                                ---------------
                                                      6,874,904
                                                ---------------
               ENTERTAINMENT -- 3.9%
       50,932  Cinemark Holdings, Inc.                1,604,867
       37,755  Live Nation Entertainment,
                  Inc. (a)                            2,573,381
        2,670  Netflix, Inc. (a)                        921,390
       33,593  Roku, Inc. (a)                         4,063,074
       11,531  Spotify Technology S.A. (a)            1,629,330
        5,961  Walt Disney (The) Co.                    824,466
                                                ---------------
                                                     11,616,508
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.2%
        9,182  Costco Wholesale Corp.                 2,805,285
        7,253  Walmart, Inc.                            830,396
                                                ---------------
                                                      3,635,681
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 0.3%
       12,925  Henry Schein, Inc. (a)                   891,049
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 15.5%
       19,863  Aramark                                  876,753


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       88,485  Carnival Corp.                   $     3,851,752
        2,060  Chipotle Mexican Grill, Inc. (a)       1,785,526
       26,095  Choice Hotels International,
                  Inc.                                2,614,719
        2,939  Domino's Pizza, Inc.                     828,063
      232,049  Extended Stay America, Inc.            2,998,073
       50,134  Hilton Grand Vacations, Inc. (a)       1,599,776
       31,090  Hilton Worldwide Holdings, Inc.        3,351,502
       30,077  Hyatt Hotels Corp., Class A            2,542,709
      115,169  International Game Technology
                  PLC                                 1,553,630
       24,977  Las Vegas Sands Corp.                  1,631,248
       11,387  Marriott International, Inc.,
                  Class A                             1,594,863
      135,187  MGM Resorts International              4,198,908
       59,035  Norwegian Cruise Line
                  Holdings Ltd. (a)                   3,179,035
       23,086  Planet Fitness, Inc.,
                  Class A (a)                         1,865,118
       25,826  Royal Caribbean Cruises Ltd.           3,023,708
       19,113  Six Flags Entertainment Corp.            728,779
      121,505  Wendy's (The) Co.                      2,633,013
       54,897  Wyndham Hotels & Resorts, Inc.         3,138,461
       12,411  Wynn Resorts Ltd.                      1,565,772
       17,957  Yum China Holdings, Inc.                 773,408
                                                ---------------
                                                     46,334,816
                                                ---------------
               HOUSEHOLD DURABLES -- 11.5%
       65,372  D.R. Horton, Inc.                      3,870,022
        8,838  Garmin Ltd.                              856,844
       16,957  Leggett & Platt, Inc.                    806,984
       80,623  Lennar Corp., Class A                  5,350,142
       32,976  Mohawk Industries, Inc. (a)            4,342,280
          456  NVR, Inc. (a)                          1,740,538
       88,870  PulteGroup, Inc.                       3,968,045
       51,664  Tempur Sealy International,
                  Inc. (a)                            4,733,456
      113,838  Toll Brothers, Inc.                    5,049,854
       23,369  Whirlpool Corp.                        3,415,847
                                                ---------------
                                                     34,134,012
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
       28,378  TripAdvisor, Inc.                        775,287
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
          471  Amazon.com, Inc. (a)                     946,107
      102,266  Qurate Retail, Inc.,
                  Series A (a)                          872,329
                                                ---------------
                                                      1,818,436
                                                ---------------
               LEISURE PRODUCTS -- 2.0%
      199,160  Mattel, Inc. (a) (b)                   2,913,711
       33,909  Polaris, Inc.                          3,114,202
                                                ---------------
                                                      6,027,913
                                                ---------------
               MACHINERY -- 0.3%
        6,367  WABCO Holdings, Inc. (a)                 863,684
                                                ---------------


                        See Notes to Financial Statements                Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 12.6%
       31,533  Altice USA, Inc., Class A (a)    $       862,743
        1,816  Cable One, Inc.                        3,094,518
        7,107  Charter Communications, Inc.,
                  Class A (a)                         3,677,588
       60,011  Comcast Corp., Class A                 2,591,875
      105,321  Discovery, Inc., Class A (a)           3,081,692
       97,212  DISH Network Corp.,
                  Class A (a)                         3,573,513
       72,802  Fox Corp., Class A                     2,699,498
       37,324  Interpublic Group of Cos. (The),
                  Inc.                                  847,255
       55,619  John Wiley & Sons, Inc.,
                  Class A                             2,426,101
       26,793  New York Times (The) Co.,
                  Class A                               857,644
       60,967  News Corp., Class A                      830,371
       29,406  Nexstar Media Group, Inc.,
                  Class A                             3,562,537
       10,636  Omnicom Group, Inc.                      800,997
       80,942  Sinclair Broadcast Group, Inc.,
                  Class A                             2,421,785
      377,433  Sirius XM Holdings, Inc.               2,668,451
      107,167  ViacomCBS, Inc., Class B               3,657,610
                                                ---------------
                                                     37,654,178
                                                ---------------
               MULTILINE RETAIL -- 5.1%
       11,050  Dollar General Corp.                   1,695,180
       88,280  Kohl's Corp.                           3,773,970
      264,575  Macy's, Inc.                           4,219,971
       42,128  Nordstrom, Inc.                        1,552,838
       35,082  Target Corp.                           3,884,981
                                                ---------------
                                                     15,126,940
                                                ---------------
               PERSONAL PRODUCTS -- 0.5%
        8,347  Estee Lauder (The) Cos., Inc.,
                  Class A                             1,629,001
                                                ---------------
               ROAD & RAIL -- 0.9%
        7,186  AMERCO                                 2,667,946
                                                ---------------
               SOFTWARE -- 1.2%
       13,273  Trade Desk (The), Inc.,
                  Class A (a)                         3,572,826
                                                ---------------
               SPECIALTY RETAIL -- 17.2%
        5,386  Advance Auto Parts, Inc.                 709,605
       70,904  AutoNation, Inc. (a)                   3,009,166
        1,442  AutoZone, Inc. (a)                     1,525,578
       51,226  Best Buy Co., Inc.                     4,338,330
       15,127  Burlington Stores, Inc. (a)            3,289,669
        9,830  CarMax, Inc. (a)                         953,903
       48,858  Carvana Co. (a) (b)                    3,871,997
       54,530  Dick's Sporting Goods, Inc.            2,411,862
        6,745  Five Below, Inc. (a)                     763,669
       67,869  Floor & Decor Holdings, Inc.,
                  Class A (a)                         3,346,620
      115,357  Foot Locker, Inc.                      4,380,105
      254,396  Gap (The), Inc.                        4,429,034


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       14,398  Lowe's Cos., Inc.                $     1,673,624
        3,931  O'Reilly Automotive, Inc. (a)          1,596,379
       68,666  Penske Automotive Group, Inc.          3,225,242
       14,811  Ross Stores, Inc.                      1,661,646
       44,192  TJX (The) Cos., Inc.                   2,609,096
      161,966  Urban Outfitters, Inc. (a)             4,146,330
       46,951  Williams-Sonoma, Inc.                  3,290,326
                                                ---------------
                                                     51,232,181
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 9.2%
       70,740  Capri Holdings Ltd. (a)                2,119,370
       24,683  Carter's, Inc.                         2,618,126
        8,602  Columbia Sportswear Co.                  807,900
      181,732  Hanesbrands, Inc.                      2,500,632
       19,411  Lululemon Athletica, Inc. (a)          4,646,799
       17,021  NIKE, Inc., Class B                    1,639,122
       32,798  PVH Corp.                              2,859,002
       14,713  Ralph Lauren Corp.                     1,669,926
      104,141  Skechers U.S.A., Inc.,
                  Class A (a)                         3,893,832
      127,858  Tapestry, Inc.                         3,294,901
       17,304  VF Corp.                               1,435,713
                                                ---------------
                                                     27,485,323
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          297,992,181
               (Cost $291,032,201)              ---------------

               MONEY MARKET FUNDS -- 0.1%
       30,377  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class
                  1.46% (c) (d)                          30,377
      346,247  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                     346,247
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.1%                               376,624
               (Cost $376,624)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     140,055  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $140,073. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest
                  is $143,009. (d)                      140,055
               (Cost $140,055)                  ---------------


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2020 (UNAUDITED)

               DESCRIPTION                           VALUE
---------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.1%      $   298,508,860
               (Cost $291,548,880) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                (351,960)
                                                ---------------
               NET ASSETS -- 100.0%             $   298,156,900
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $166,688 and the total value of the collateral held by the Fund is $170,432.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax es. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $31,666,638 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,706,658. The net unrealized appreciation was $6,959,980.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  297,992,181   $          --   $         --
Money Market
   Funds                  376,624              --             --
Repurchase
   Agreements                  --         140,055             --
                   ---------------------------------------------
Total Investments  $  298,368,805   $     140,055   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       166,688
Non-cash Collateral(2)                                 (166,688)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       140,055
Non-cash Collateral(4)                                 (140,055)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BEVERAGES -- 12.0%
      141,982  Brown-Forman Corp., Class B    $       9,603,662
       96,698  Keurig Dr Pepper, Inc.                 2,758,794
      237,429  Molson Coors Beverage Co.,
                  Class B                            13,196,304
       44,050  Monster Beverage Corp. (a)             2,933,730
       70,228  PepsiCo, Inc.                          9,973,781
                                                ---------------
                                                     38,466,271
                                                ---------------
               CHEMICALS -- 2.0%
      216,467  Corteva, Inc.                          6,260,226
                                                ---------------
               FOOD & STAPLES RETAILING
                  -- 22.9%
       60,368  Casey's General Stores, Inc.           9,710,797
      551,804  Kroger (The) Co.                      14,821,455
      661,366  Sprouts Farmers Market, Inc. (a)      10,337,151
      187,008  Sysco Corp.                           15,360,837
      229,126  US Foods Holding Corp. (a)             9,203,991
      271,316  Walgreens Boots Alliance, Inc.        13,796,419
                                                ---------------
                                                     73,230,650
                                                ---------------
               FOOD PRODUCTS -- 47.8%
      276,106  Archer-Daniels-Midland Co.            12,358,504
      323,690  Campbell Soup Co.                     15,663,359
      186,877  Conagra Brands, Inc.                   6,151,991
      294,331  Flowers Foods, Inc.                    6,336,946
      179,204  General Mills, Inc.                    9,358,033
       19,047  Hershey (The) Co.                      2,955,523
      141,846  Hormel Foods Corp.                     6,703,642
      172,102  Ingredion, Inc.                       15,144,976
      122,900  J.M. Smucker (The) Co.                12,733,669
      138,780  Kellogg Co.                            9,466,184
      148,756  Lamb Weston Holdings, Inc.            13,582,910
       16,494  McCormick & Co., Inc.                  2,694,625
      174,258  Mondelez International, Inc.,
                  Class A                             9,998,924
      488,975  Pilgrim's Pride Corp. (a)             12,737,799
       25,661  Post Holdings, Inc. (a)                2,683,371
      175,713  Tyson Foods, Inc., Class A            14,519,165
                                                ---------------
                                                    153,089,621
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.7%
      172,262  CVS Health Corp.                      11,682,809
                                                ---------------
               HOUSEHOLD PRODUCTS -- 4.7%
       18,233  Clorox (The) Co.                       2,868,233
       40,668  Colgate-Palmolive Co.                  3,000,485
       20,352  Kimberly-Clark Corp.                   2,915,221
       51,231  Procter & Gamble (The) Co.             6,384,407
                                                ---------------
                                                     15,168,346
                                                ---------------
               PERSONAL PRODUCTS -- 4.8%
      134,229  Herbalife Nutrition Ltd. (a)           5,214,796
      312,286  Nu Skin Enterprises, Inc.,
                  Class A                            10,177,401
                                                ---------------
                                                     15,392,197
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TOBACCO -- 2.0%
       75,200  Philip Morris International,
                  Inc.                          $     6,219,040
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          319,509,160
               (Cost $317,018,306)              ---------------

               MONEY MARKET FUNDS -- 0.1%
      403,404  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (b)                     403,404
               (Cost $403,404)                  ---------------

               TOTAL INVESTMENTS -- 100.0%          319,912,564
               (Cost $317,421,710) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                    82,274
                                                ---------------
               NET ASSETS -- 100.0%             $   319,994,838
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,377,743 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,886,889. The net unrealized appreciation was $2,490,854.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  319,509,160   $          --   $         --
Money Market
   Funds                  403,404              --             --
                   ---------------------------------------------
Total Investments  $  319,912,564   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 28                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ENERGY EQUIPMENT & SERVICES
                  -- 6.6%
       25,771  Apergy Corp. (a)                 $       666,438
       33,970  Baker Hughes Co.                         735,790
       71,156  Halliburton Co.                        1,551,912
       19,160  Helmerich & Payne, Inc.                  776,938
      165,824  Patterson-UTI Energy, Inc.             1,316,643
                                                ---------------
                                                      5,047,721
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 93.3%
      916,376  Antero Resources Corp. (a)             1,695,295
       34,015  Apache Corp.                             933,371
      200,015  Cabot Oil & Gas Corp.                  2,818,211
      565,292  Centennial Resource
                  Development, Inc.,
                  Class A (a)                         1,842,852
    4,217,821  Chesapeake Energy Corp. (a)            2,158,681
       28,896  Chevron Corp.                          3,095,917
       82,930  Cimarex Energy Co.                     3,639,798
       49,710  Concho Resources, Inc.                 3,767,024
       66,934  ConocoPhillips                         3,977,888
       76,143  Continental Resources, Inc.            2,072,612
      167,606  Devon Energy Corp.                     3,640,402
       37,497  Diamondback Energy, Inc.               2,789,777
       41,578  EOG Resources, Inc.                    3,031,452
      159,739  EQT Corp.                                966,421
       37,431  Exxon Mobil Corp.                      2,325,214
       13,034  Hess Corp.                               737,333
       85,839  HollyFrontier Corp.                    3,855,888
       82,249  Kinder Morgan, Inc.                    1,716,537
      305,455  Kosmos Energy Ltd.                     1,560,875
      320,526  Marathon Oil Corp.                     3,644,381
       43,342  Marathon Petroleum Corp.               2,362,139
      129,935  Murphy Oil Corp.                       2,723,438
       35,042  Noble Energy, Inc.                       692,780
       42,252  Occidental Petroleum Corp.             1,678,249
      138,115  Parsley Energy, Inc., Class A          2,298,234
       27,756  PBF Energy, Inc., Class A                757,739
       31,252  Phillips 66                            2,855,495
       11,506  Pioneer Natural Resources Co.          1,553,310
       27,890  Valero Energy Corp.                    2,351,406
      316,799  WPX Energy, Inc. (a)                   3,785,748
                                                ---------------
                                                     71,328,467
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                           76,376,188
               (Cost $114,328,265)              ---------------

               MONEY MARKET FUNDS -- 0.2%
      160,753  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (b)                     160,753
               (Cost $160,753)                  ---------------


               DESCRIPTION                           VALUE
---------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.1%      $    76,536,941
               (Cost $114,489,018) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                 (47,301)
                                                ---------------
               NET ASSETS -- 100.0%             $    76,489,640
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $62,985 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,015,062. The net unrealized depreciation was $37,952,077.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $   76,376,188   $          --   $         --
Money Market
   Funds                  160,753              --             --
                   ---------------------------------------------
Total Investments  $   76,536,941   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 29

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BANKS -- 24.9%
      648,101  Associated Banc-Corp.            $    12,916,653
      304,179  Bank of America Corp.                  9,986,197
      585,319  Bank OZK                              15,908,970
      293,027  BankUnited, Inc.                       9,669,891
      122,574  BOK Financial Corp.                    9,671,089
      391,304  CIT Group, Inc.                       17,886,506
      178,799  Citigroup, Inc.                       13,304,434
      351,743  Citizens Financial Group, Inc.        13,112,979
      199,084  Comerica, Inc.                        12,175,977
       52,565  Commerce Bancshares, Inc.              3,556,548
       73,041  Cullen/Frost Bankers, Inc.             6,512,336
      293,309  East West Bancorp, Inc.               13,445,285
    1,124,736  F.N.B. Corp.                          13,125,669
      464,676  Fifth Third Bancorp                   13,220,032
       20,130  First Citizens BancShares, Inc.,
                  Class A                            10,604,887
      247,561  First Hawaiian, Inc.                   7,194,123
      646,927  First Horizon National Corp.          10,350,832
      152,021  First Republic Bank                   16,856,088
      947,225  Huntington Bancshares, Inc.           12,853,843
       51,236  JPMorgan Chase & Co.                   6,781,597
      352,872  KeyCorp                                6,602,235
       63,114  M&T Bank Corp.                        10,635,971
      466,562  PacWest Bancorp                       16,352,998
      633,912  People's United Financial, Inc.        9,774,923
      167,395  Pinnacle Financial Partners,
                  Inc.                                9,886,349
       67,111  PNC Financial Services Group
                  (The), Inc.                         9,969,339
      243,132  Popular, Inc.                         13,605,667
       99,348  Prosperity Bancshares, Inc.            6,974,230
      832,409  Regions Financial Corp.               12,960,608
      104,564  Signature Bank                        14,836,586
      677,616  Sterling Bancorp                      13,552,320
       71,126  SVB Financial Group (a)               17,093,712
      364,392  Synovus Financial Corp.               12,761,008
      251,613  Texas Capital Bancshares,
                  Inc. (a)                           13,828,650
      190,218  Truist Financial Corp.                 9,809,542
      120,459  U.S. Bancorp                           6,410,828
      807,017  Umpqua Holdings Corp.                 13,638,587
      133,848  Webster Financial Corp.                6,004,421
      265,508  Wells Fargo & Co.                     12,462,945
      313,248  Western Alliance Bancorp              17,300,687
      151,100  Wintrust Financial Corp.               9,561,608
      275,117  Zions Bancorp N.A.                    12,515,072
                                                ---------------
                                                    485,672,222
                                                ---------------
               CAPITAL MARKETS -- 16.3%
       85,752  Ameriprise Financial, Inc.            14,184,238
      283,810  Bank of New York Mellon
                  (The) Corp.                        12,709,012
        7,103  BlackRock, Inc.                        3,745,767
       29,759  Cboe Global Markets, Inc.              3,666,904
      225,257  Charles Schwab (The) Corp.            10,260,456
      236,126  E*TRADE Financial Corp.               10,063,690
      229,452  Eaton Vance Corp.                     10,497,429


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
      238,833  Evercore, Inc., Class A          $    18,299,384
       13,312  FactSet Research Systems, Inc.         3,808,696
      687,267  Franklin Resources, Inc.              17,387,855
       62,121  Goldman Sachs Group (The),
                  Inc.                               14,769,268
      794,446  Invesco Ltd.                          13,743,916
      730,277  Janus Henderson Group PLC             18,454,100
      178,731  Lazard Ltd., Class A                   7,499,553
      193,550  LPL Financial Holdings, Inc.          17,831,762
       47,096  MarketAxess Holdings, Inc.            16,680,461
       45,126  Moody's Corp.                         11,587,906
      279,425  Morgan Stanley                        14,602,751
       23,601  Morningstar, Inc.                      3,702,761
       41,496  MSCI, Inc.                            11,859,557
       67,225  Northern Trust Corp.                   6,575,277
      119,754  Raymond James Financial, Inc.         10,949,108
       39,236  S&P Global, Inc.                      11,524,790
      163,611  SEI Investments Co.                   10,677,254
      135,441  State Street Corp.                    10,243,403
      117,237  T. Rowe Price Group, Inc.             15,654,657
      215,557  TD Ameritrade Holding Corp.           10,234,646
      446,657  Virtu Financial, Inc., Class A         7,454,705
                                                ---------------
                                                    318,669,306
                                                ---------------
               CONSUMER FINANCE -- 8.1%
      584,267  Ally Financial, Inc.                  18,714,072
       57,374  American Express Co.                   7,451,161
      173,502  Capital One Financial Corp.           17,315,500
       32,295  Credit Acceptance Corp. (a)           13,853,909
      126,303  Discover Financial Services            9,489,144
    1,044,163  Navient Corp.                         15,015,064
      423,612  OneMain Holdings, Inc.                17,948,440
      764,022  Santander Consumer USA
                  Holdings, Inc. (b)                 20,338,266
    2,003,953  SLM Corp.                             21,883,167
      495,841  Synchrony Financial                   16,070,207
                                                ---------------
                                                    158,078,930
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 2.9%
       47,299  Berkshire Hathaway, Inc.,
                  Class B (a)                        10,615,315
      432,332  Equitable Holdings, Inc.              10,384,615
      835,529  Jefferies Financial Group, Inc.       18,080,847
      292,802  Voya Financial, Inc.                  17,489,063
                                                ---------------
                                                     56,569,840
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 12.7%
      136,248  American Homes 4 Rent,
                  Class A                             3,723,658
       15,539  American Tower Corp.                   3,601,008
      101,856  Americold Realty Trust                 3,510,976
      439,510  Apple Hospitality REIT, Inc.           6,601,440
       17,032  AvalonBay Communities, Inc.            3,690,664
      453,468  Brandywine Realty Trust                7,083,170
      165,248  Brixmor Property Group, Inc.           3,298,350
      243,097  Corporate Office Properties
                  Trust                               7,236,998


Page 30                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       25,123  Crown Castle International
                  Corp.                         $     3,764,430
      103,001  Duke Realty Corp.                      3,739,966
       50,551  EPR Properties                         3,607,825
       12,238  Equinix, Inc.                          7,217,116
      543,868  Equity Commonwealth                   17,833,432
      101,464  Equity LifeStyle Properties,
                  Inc.                                7,381,506
      207,198  Healthpeak Properties, Inc.            7,457,056
      962,543  Host Hotels & Resorts, Inc.           15,727,953
      112,048  Iron Mountain, Inc.                    3,541,837
      172,430  Kimco Realty Corp.                     3,284,792
       80,012  Lamar Advertising Co., Class A         7,425,914
       98,937  Life Storage, Inc.                    11,197,690
      169,163  Medical Properties Trust, Inc.         3,746,960
       84,324  Omega Healthcare Investors,
                  Inc.                                3,537,392
      266,298  Outfront Media, Inc.                   7,919,703
      276,079  Park Hotels & Resorts, Inc.            6,057,173
       16,770  Public Storage                         3,752,455
       14,816  SBA Communications Corp.               3,697,481
      146,775  Service Properties Trust               3,167,405
    1,273,551  SITE Centers Corp.                    16,186,833
      145,222  Spirit Realty Capital, Inc.            7,664,817
       95,893  STORE Capital Corp.                    3,763,800
       47,583  Sun Communities, Inc.                  7,716,535
      114,862  Taubman Centers, Inc.                  3,034,654
      419,303  VICI Properties, Inc.                 11,237,320
      268,499  Vornado Realty Trust                  17,659,179
      457,237  Weingarten Realty Investors           13,305,597
       43,666  Welltower, Inc.                        3,707,680
                                                ---------------
                                                    247,080,765
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.2%
       69,088  Wyndham Destinations, Inc.             3,352,841
                                                ---------------
               INSURANCE -- 23.3%
      202,518  Aflac, Inc.                           10,443,853
       13,401  Alleghany Corp. (a)                   10,689,442
       95,267  Allstate (The) Corp.                  11,292,950
       65,135  American Financial Group, Inc.         7,086,037
      347,852  American International Group,
                  Inc.                               17,483,042
       17,147  Aon PLC                                3,776,627
      333,039  Arch Capital Group Ltd. (a)           14,707,002
       75,000  Arthur J. Gallagher & Co.              7,692,750
      291,397  Assured Guaranty Ltd.                 13,357,638
      379,655  Athene Holding Ltd., Class A (a)      16,537,772
       60,076  Axis Capital Holdings Ltd.             3,859,883
      455,141  Brighthouse Financial, Inc. (a)       17,704,985
      361,807  Brown & Brown, Inc.                   16,245,134
       45,881  Chubb Ltd.                             6,973,453
       67,926  Cincinnati Financial Corp.             7,128,834
       21,514  Erie Indemnity Co., Class A            3,582,081
       25,798  Everest Re Group Ltd.                  7,134,953
      314,978  Fidelity National Financial,
                  Inc.                               15,355,177


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INSURANCE (CONTINUED)
      306,158  First American Financial Corp.   $    18,975,673
       67,860  Globe Life, Inc.                       7,075,084
       52,259  Hanover Insurance Group
                  (The), Inc.                         7,242,052
      235,051  Hartford Financial Services
                  Group (The), Inc.                  13,933,823
      230,388  Kemper Corp.                          17,145,475
      121,034  Lincoln National Corp.                 6,593,932
       68,030  Loews Corp.                            3,500,144
        3,121  Markel Corp. (a)                       3,660,839
       96,161  Marsh & McLennan Cos., Inc.           10,756,569
      293,128  Mercury General Corp.                 14,389,654
      350,309  MetLife, Inc.                         17,413,860
      798,175  Old Republic International Corp.      17,998,846
       54,705  Primerica, Inc.                        6,485,825
      194,782  Principal Financial Group, Inc.       10,313,707
      147,993  Progressive (The) Corp.               11,941,555
      152,380  Prudential Financial, Inc.            13,875,723
       65,697  Reinsurance Group of America,
                  Inc.                                9,463,653
       72,868  RenaissanceRe Holdings Ltd.           13,804,114
      104,303  Travelers (The) Cos., Inc.            13,728,361
      612,317  Unum Group                            16,342,741
      103,361  W.R. Berkley Corp.                     7,600,134
       16,003  White Mountains Insurance
                  Group Ltd.                         17,878,872
       17,683  Willis Towers Watson PLC               3,736,241
                                                ---------------
                                                    454,908,490
                                                ---------------
               IT SERVICES -- 5.2%
       95,481  Alliance Data Systems Corp.            9,814,492
       45,331  Euronet Worldwide, Inc. (a)            7,145,979
       51,352  Fidelity National Information
                  Services, Inc.                      7,377,228
      154,414  Fiserv, Inc. (a)                      18,315,045
       12,414  FleetCor Technologies, Inc. (a)        3,913,265
       58,680  Global Payments, Inc.                 11,469,006
       24,513  Jack Henry & Associates, Inc.          3,665,674
       35,881  Mastercard, Inc., Class A             11,336,243
       38,011  Visa, Inc., Class A                    7,563,049
      533,389  Western Union (The) Co.               14,348,164
       34,097  WEX, Inc. (a)                          7,396,321
                                                ---------------
                                                    102,344,466
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.3%
      173,688  Chimera Investment Corp.               3,682,186
    1,867,215  MFA Financial, Inc.                   14,564,277
      221,668  New Residential Investment
                  Corp.                               3,710,722
      143,649  Starwood Property Trust, Inc.          3,686,033
                                                ---------------
                                                     25,643,218
                                                ---------------
               PROFESSIONAL SERVICES -- 0.6%
      125,137  TransUnion                            11,475,063
                                                ---------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 2.0%
      291,325  CBRE Group, Inc., Class A (a)         17,785,391


                        See Notes to Financial Statements                Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT (CONTINUED)
       28,161  Howard Hughes (The) Corp. (a)    $     3,426,631
      102,561  Jones Lang LaSalle, Inc.              17,416,909
                                                ---------------
                                                     38,628,931
                                                ---------------
               SOFTWARE -- 1.0%
       47,656  Fair Isaac Corp. (a)                  19,175,821
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.4%
       11,768  LendingTree, Inc. (a)                  3,662,201
    1,260,073  MGIC Investment Corp.                 17,376,407
      594,185  New York Community Bancorp,
                  Inc.                                6,571,686
                                                ---------------
                                                     27,610,294
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,949,210,187
               (Cost $1,855,935,925)            ---------------

               MONEY MARKET FUNDS -- 0.2%
    2,919,473  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                       2,919,473
    1,142,721  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                   1,142,721
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                             4,062,194
               (Cost $4,062,194)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.7%
$  13,460,527  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $13,462,277. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.125%, due
                  08/15/21. The value of the
                  collateral including accrued
                  interest is
                  $13,744,387. (d)                   13,460,527
               (Cost $13,460,527)               ---------------

               TOTAL INVESTMENTS -- 100.8%        1,966,732,908
               (Cost $1,873,458,646) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.8)%             (16,245,263)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,950,487,645
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $15,972,000 and the total value of the collateral held by the Fund is $16,380,000.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $141,711,133 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $48,436,871. The net unrealized appreciation was $93,274,262.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $1,949,210,187   $          --   $         --
Money Market
   Funds                4,062,194              --             --
Repurchase
   Agreements                  --      13,460,527             --
                   ---------------------------------------------
Total Investments  $1,953,272,381   $  13,460,527   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2020 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    15,972,000
Non-cash Collateral(2)                              (15,972,000)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $    13,460,527
Non-cash Collateral(4)                              (13,460,527)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 33

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BIOTECHNOLOGY -- 21.1%
      113,932  AbbVie, Inc.                     $     9,230,771
       99,026  Agios Pharmaceuticals, Inc. (a)        4,825,537
      233,184  Alexion Pharmaceuticals,
                  Inc. (a)                           23,176,158
      218,971  Alnylam Pharmaceuticals,
                  Inc. (a)                           25,135,681
       58,843  Amgen, Inc.                           12,713,030
       84,989  Biogen, Inc. (a)                      22,849,293
       51,130  Exact Sciences Corp. (a)               4,769,406
    1,431,260  Exelixis, Inc. (a)                    24,617,672
       72,768  Gilead Sciences, Inc.                  4,598,938
      162,455  Incyte Corp. (a)                      11,870,587
      241,745  Moderna, Inc. (a)                      4,958,190
      234,616  Neurocrine Biosciences, Inc. (a)      23,480,369
       37,780  Regeneron Pharmaceuticals,
                  Inc. (a)                           12,767,373
       36,643  Sarepta Therapeutics, Inc. (a)         4,249,122
      220,713  Seattle Genetics, Inc. (a)            23,923,082
       92,144  Vertex Pharmaceuticals, Inc. (a)      20,921,295
                                                ---------------
                                                    234,086,504
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 25.4%
       50,836  Align Technology, Inc. (a)            13,069,936
      120,636  Baxter International, Inc.            10,763,144
       17,386  Becton, Dickinson and Co.              4,784,279
      104,568  Boston Scientific Corp. (a)            4,378,262
       14,717  Cooper (The) Cos., Inc.                5,105,180
       65,726  Danaher Corp.                         10,573,342
      115,292  DexCom, Inc. (a)                      27,756,549
       86,480  Edwards Lifesciences Corp. (a)        19,013,493
      850,837  Envista Holdings Corp. (a)            25,176,267
       88,853  Hill-Rom Holdings, Inc.                9,461,956
       90,567  Hologic, Inc. (a)                      4,847,146
       25,270  ICU Medical, Inc. (a)                  4,611,017
      117,845  Insulet Corp. (a)                     22,866,644
       17,064  Intuitive Surgical, Inc. (a)           9,552,086
       63,821  Masimo Corp. (a)                      10,887,863
       41,678  Medtronic PLC                          4,811,308
       86,355  Penumbra, Inc. (a)                    15,151,848
      130,186  ResMed, Inc.                          20,695,668
       66,182  STERIS PLC                             9,972,965
       22,524  Stryker Corp.                          4,745,807
       37,683  Teleflex, Inc.                        13,999,611
       99,891 Varian Medical Systems, Inc. (a) 14,041,678 94,363 West Pharmaceutical Services,
                  Inc.                               14,715,910
                                                ---------------
                                                    280,981,959
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 27.2%
      118,648  AmerisourceBergen Corp.               10,151,523
        6,799  Anthem, Inc.                          17,720,439
      658,192  Centene Corp. (a)                     41,341,040
       45,930  Chemed Corp.                          21,451,147
      123,326  Cigna Corp.                           23,725,456
      134,446  DaVita, Inc. (a)                      10,738,202


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
      204,787  Encompass Health Corp.           $    15,774,743
      181,542  Guardant Health, Inc. (a)             13,804,454
      136,494  HCA Healthcare, Inc.                  18,945,367
       68,805  Humana, Inc.                          23,134,993
       83,854  Laboratory Corp. of America
                  Holdings (a)                       14,707,992
       72,929  McKesson Corp.                        10,400,405
      148,685  Molina Healthcare, Inc. (a)           18,283,794
      124,829  Premier, Inc., Class A (a)             4,340,304
      132,836  Quest Diagnostics, Inc.               14,700,960
       85,785  UnitedHealth Group, Inc.              23,372,123
      140,631  Universal Health Services, Inc.,
                  Class B                            19,281,916
                                                ---------------
                                                    301,874,858
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.4%
       64,431  Cerner Corp.                           4,628,079
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 10.3%
      118,246  Agilent Technologies, Inc.             9,762,390
       27,261  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         9,839,040
       64,624  Bio-Techne Corp.                      13,569,101
      395,822  Bruker Corp.                          19,581,314
      132,070  Charles River Laboratories
                  International, Inc. (a)            20,415,381
       30,604  IQVIA Holdings, Inc. (a)               4,751,271
      103,887  PerkinElmer, Inc.                      9,607,470
      127,626  PRA Health Sciences, Inc. (a)         12,929,790
       43,665  Thermo Fisher Scientific, Inc.        13,675,441
                                                ---------------
                                                    114,131,198
                                                ---------------
               PHARMACEUTICALS -- 15.4%
      314,302  Bristol-Myers Squibb Co.              19,785,311
       76,753  Eli Lilly & Co.                       10,717,789
      696,654  Horizon Therapeutics PLC (a)          24,027,597
      168,937  Jazz Pharmaceuticals PLC (a)          24,217,119
       32,416  Johnson & Johnson                      4,825,770
      110,912  Merck & Co., Inc.                      9,476,321
    1,003,735  Mylan N.V. (a)                        21,500,004
      390,536  Perrigo Co. PLC                       22,276,173
      514,933  Pfizer, Inc.                          19,176,105
      107,182  Zoetis, Inc.                          14,384,896
                                                ---------------
                                                    170,387,085
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        1,106,089,683
               (Cost $1,025,570,117)            ---------------


Page 34                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.2%
    2,357,806  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (b)             $     2,357,806
               (Cost $2,357,806)                ---------------

               TOTAL INVESTMENTS -- 100.0%        1,108,447,489
               (Cost $1,027,927,923) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                (408,519)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,108,038,970
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $110,971,310 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,451,744. The net unrealized appreciation was $80,519,566.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $1,106,089,683   $          --   $         --
Money Market
   Funds                2,357,806              --             --
                   ---------------------------------------------
Total Investments  $1,108,447,489   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 35

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 12.5%
       57,839  BWX Technologies, Inc.           $     3,677,982
       16,989  Curtiss-Wright Corp.                   2,470,710
       13,573  General Dynamics Corp.                 2,381,247
       19,084  Huntington Ingalls Industries,
                  Inc.                                4,980,924
        6,147  Lockheed Martin Corp.                  2,631,654
        3,297  Northrop Grumman Corp.                 1,234,957
       27,235  Raytheon Co.                           6,017,301
       49,265  Spirit AeroSystems Holdings,
                  Inc., Class A                       3,217,990
      134,177  Textron, Inc.                          6,162,750
        8,548  TransDigm Group, Inc.                  5,498,757
        7,571  United Technologies Corp.              1,137,164
                                                ---------------
                                                     39,411,436
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 3.1%
       30,610  C.H. Robinson Worldwide, Inc.          2,210,654
       14,532  Expeditors International of
                  Washington, Inc.                    1,061,417
        7,500  FedEx Corp.                            1,084,800
       60,068  XPO Logistics, Inc. (a)                5,341,247
                                                ---------------
                                                      9,698,118
                                                ---------------
               AIRLINES -- 9.2%
       70,664  Alaska Air Group, Inc.                 4,564,188
       10,492  Copa Holdings S.A., Class A            1,027,796
      102,329  Delta Air Lines, Inc.                  5,703,819
      319,674  JetBlue Airways Corp. (a)              6,339,135
      110,862  Southwest Airlines Co.                 6,095,193
       67,934  United Airlines Holdings,
                  Inc. (a)                            5,081,463
                                                ---------------
                                                     28,811,594
                                                ---------------
               BUILDING PRODUCTS -- 3.2%
       50,247  A.O. Smith Corp.                       2,145,045
       28,829  Allegion PLC                           3,728,166
       27,851  Johnson Controls International
                  PLC                                 1,098,722
      300,968  Resideo Technologies, Inc. (a)         3,063,854
                                                ---------------
                                                     10,035,787
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 3.1%
      301,855  ADT, Inc. (b)                          1,871,501
        4,216  Cintas Corp.                           1,176,137
       52,644  Copart, Inc. (a)                       5,341,260
       12,652  Republic Services, Inc.                1,202,573
                                                ---------------
                                                      9,591,471
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
      117,599  Quanta Services, Inc.                  4,604,001
                                                ---------------
               CONTAINERS & PACKAGING -- 1.1%
       27,446  Avery Dennison Corp.                   3,602,013
                                                ---------------
               ELECTRICAL EQUIPMENT -- 9.0%
       23,999  AMETEK, Inc.                           2,331,503
       37,908  Eaton Corp. PLC                        3,581,169


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRICAL EQUIPMENT (CONTINUED)
       31,389  Emerson Electric Co.             $     2,248,394
       32,388  Hubbell, Inc.                          4,638,933
      140,365  nVent Electric PLC                     3,495,089
       69,901  Regal Beloit Corp.                     5,484,432
       17,716  Rockwell Automation, Inc.              3,395,449
       66,653  Sensata Technologies Holding
                  PLC (a)                             3,150,687
                                                ---------------
                                                     28,325,656
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.5%
       21,777  FLIR Systems, Inc.                     1,122,387
       34,984  Keysight Technologies, Inc. (a)        3,253,162
        5,929  Littelfuse, Inc.                       1,048,899
       23,427  Zebra Technologies Corp.,
                  Class A (a)                         5,599,522
                                                ---------------
                                                     11,023,970
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 2.5%
        6,427  3M Co.                                 1,019,708
       36,975  Carlisle Cos., Inc.                    5,776,604
        6,405  Honeywell International, Inc.          1,109,474
                                                ---------------
                                                      7,905,786
                                                ---------------
               IT SERVICES -- 4.0%
       17,053  Accenture PLC, Class A                 3,499,446
       50,479  Booz Allen Hamilton Holding
                  Corp.                               3,939,381
      113,526  Genpact Ltd.                           5,025,796
                                                ---------------
                                                     12,464,623
                                                ---------------
               MACHINERY -- 20.7%
       46,480  AGCO Corp.                             3,260,107
       24,313  Caterpillar, Inc.                      3,193,513
       41,566  Crane Co.                              3,552,230
       33,439  Cummins, Inc.                          5,349,237
        6,543  Deere & Co.                            1,037,589
       41,542  Donaldson Co., Inc.                    2,153,953
       41,537  Dover Corp.                            4,728,987
       13,327  Illinois Tool Works, Inc.              2,331,958
       32,388  ITT, Inc.                              2,172,587
       11,722  Lincoln Electric Holdings, Inc.        1,045,368
        6,962  Nordson Corp.                          1,175,603
       63,226  Oshkosh Corp.                          5,439,965
       75,655  PACCAR, Inc.                           5,614,358
       11,631  Parker-Hannifin Corp.                  2,276,070
       24,719  Pentair PLC                            1,061,187
       28,260  Snap-on, Inc.                          4,511,144
       60,092  Toro (The) Co.                         4,808,562
      216,137  Trinity Industries, Inc.               4,394,065
       30,768  Westinghouse Air Brake
                  Technologies Corp.                  2,272,525
       40,419  Woodward, Inc.                         4,701,134
                                                ---------------
                                                     65,080,142
                                                ---------------
               MARINE -- 0.3%
       12,663  Kirby Corp. (a)                          928,071
                                                ---------------


Page 36                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 2.5%
        1,896  CoStar Group, Inc. (a)           $     1,238,069
       49,303  ManpowerGroup, Inc.                    4,510,731
       37,905  Robert Half International, Inc.        2,204,934
                                                ---------------
                                                      7,953,734
                                                ---------------
               ROAD & RAIL -- 10.3%
       33,082  CSX Corp.                              2,525,480
       30,746  J.B. Hunt Transport Services,
                  Inc.                                3,318,416
        7,402  Kansas City Southern                   1,248,643
      166,971  Knight-Swift Transportation
                  Holdings, Inc.                      6,191,285
       21,392  Landstar System, Inc.                  2,369,164
       12,331  Norfolk Southern Corp.                 2,567,437
       25,228  Old Dominion Freight Line, Inc.        4,950,490
       88,151  Ryder System, Inc.                     4,206,566
      219,406  Schneider National, Inc.,
                  Class B                             4,886,172
                                                ---------------
                                                     32,263,653
                                                ---------------
               SOFTWARE -- 2.2%
       49,532  Paylocity Holding Corp. (a)            7,028,096
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.8%
      162,308  Xerox Holdings Corp.                   5,773,296
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 8.4%
      125,930  Air Lease Corp.                        5,407,434
       89,274  HD Supply Holdings, Inc. (a)           3,637,023
       65,246  MSC Industrial Direct Co., Inc.,
                  Class A                             4,441,295
       35,883  United Rentals, Inc. (a)               4,868,964
       10,607  W.W. Grainger, Inc.                    3,210,421
      100,761  WESCO International, Inc. (a)          4,877,840
                                                ---------------
                                                     26,442,977
                                                ---------------
               TRANSPORTATION INFRASTRUCTURE
                 -- 0.8%
       55,875  Macquarie Infrastructure Corp.         2,464,646
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.7%                          313,409,070
               (Cost $306,259,800)              ---------------

               MONEY MARKET FUNDS -- 0.3%
      314,734  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                         314,734
      609,115  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                     609,115
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                               923,849
               (Cost $923,849)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.5%
$   1,451,115  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $1,451,303. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest
                  is $1,481,716. (d)            $     1,451,115
               (Cost $1,451,115)                ---------------

               TOTAL INVESTMENTS -- 100.5%          315,784,034
               (Cost $308,634,764) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.5)%              (1,599,315)
                                                ---------------
               NET ASSETS -- 100.0%             $   314,184,719
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,684,348 and the total value of the collateral held by the Fund is $1,765,849.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,856,738 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,707,468. The net unrealized appreciation was $7,149,270.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  313,409,070   $          --   $         --
Money Market
   Funds                  923,849              --             --
Repurchase
   Agreements                  --       1,451,115             --
                   ---------------------------------------------
Total Investments  $  314,332,919   $   1,451,115   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 37

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2020 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     1,684,348
Non-cash Collateral(2)                               (1,684,348)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,451,115
Non-cash Collateral(4)                               (1,451,115)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 38                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.5%
       19,701  Hexcel Corp.                     $     1,462,208
                                                ---------------
               BUILDING PRODUCTS -- 3.4%
       55,450  Owens Corning                          3,354,171
                                                ---------------
               CHEMICALS -- 38.9%
        3,073  Air Products and Chemicals, Inc.         733,556
       39,553  Albemarle Corp.                        3,175,315
        9,435  Ashland Global Holdings, Inc.            698,001
       60,789  Cabot Corp.                            2,422,442
       11,733  Celanese Corp.                         1,214,366
       30,257  CF Industries Holdings, Inc.           1,218,752
      159,691  Chemours (The) Co.                     2,214,914
       26,390  Dow, Inc.                              1,215,787
       36,447  Eastman Chemical Co.                   2,597,578
       61,832  Element Solutions, Inc. (a)              723,434
        7,235  FMC Corp.                                691,594
       59,786  Huntsman Corp.                         1,229,200
        6,781  Linde PLC                              1,377,425
       38,218  LyondellBasell Industries N.V.,
                  Class A                             2,975,653
      100,120  Mosaic (The) Co.                       1,986,381
        1,487  NewMarket Corp.                          653,715
      167,467  Olin Corp.                             2,490,234
       10,823  PPG Industries, Inc.                   1,297,028
       28,224  RPM International, Inc.                2,014,347
       27,206  Scotts Miracle-Gro (The) Co.           3,339,264
        3,711  Sherwin-Williams (The) Co.             2,066,990
       41,177  Westlake Chemical Corp.                2,520,032
                                                ---------------
                                                     38,856,008
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.7%
        4,824  Valmont Industries, Inc.                 685,297
                                                ---------------
               CONSTRUCTION MATERIALS -- 2.8%
        7,750  Martin Marietta Materials, Inc.        2,044,450
        5,015  Vulcan Materials Co.                     710,274
                                                ---------------
                                                      2,754,724
                                                ---------------
               CONTAINERS & PACKAGING
                  -- 18.9%
        6,244  AptarGroup, Inc.                         721,245
       30,416  Berry Global Group, Inc. (a)           1,293,288
       49,778  Crown Holdings, Inc. (a)               3,685,065
      130,123  Graphic Packaging Holding Co.          2,033,823
       47,050  International Paper Co.                1,915,876
       25,793  Packaging Corp. of America             2,469,680
       46,471  Silgan Holdings, Inc.                  1,434,095
       35,103  Sonoco Products Co.                    2,005,785
       84,155  WestRock Co.                           3,282,045
                                                ---------------
                                                     18,840,902
                                                ---------------
               ELECTRICAL EQUIPMENT -- 4.5%
       20,931  Acuity Brands, Inc.                    2,467,137
      186,452  GrafTech International Ltd.            2,000,630
                                                ---------------
                                                      4,467,767
                                                ---------------


 SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY -- 4.1%
       10,868  Ingersoll-Rand PLC               $     1,447,944
       51,302  Timken (The) Co.                       2,694,894
                                                ---------------
                                                      4,142,838
                                                ---------------
               METALS & MINING -- 17.6%
       55,047  Freeport-McMoRan, Inc.                   611,022
       83,106  Newmont Corp.                          3,744,756
       64,162  Nucor Corp.                            3,047,054
       30,154  Reliance Steel & Aluminum Co.          3,461,679
       16,999  Southern Copper Corp.                    640,522
      106,083  Steel Dynamics, Inc.                   3,169,760
      316,473  United States Steel Corp. (b)          2,870,410
                                                ---------------
                                                     17,545,203
                                                ---------------
               MULTI-UTILITIES -- 2.2%
       72,927  MDU Resources Group, Inc.              2,159,369
                                                ---------------
               PAPER & FOREST PRODUCTS -- 3.3%
       94,428  Domtar Corp.                           3,287,983
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.0%
       58,635  Fastenal Co.                           2,045,189
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                           99,601,659
               (Cost $115,211,837)              ---------------

               MONEY MARKET FUNDS -- 0.7%
      496,371  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                         496,371
      207,942  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                     207,942
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.7%                               704,313
               (Cost $704,313)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.3%
$   2,288,571  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $2,288,868. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest is
                  $2,336,832. (d)                     2,288,571
               (Cost $2,288,571)                ---------------

               TOTAL INVESTMENTS -- 102.9%          102,594,543
               (Cost $118,204,721) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.9)%              (2,847,334)
                                                ---------------
               NET ASSETS -- 100.0%             $    99,747,209
                                                ===============


                        See Notes to Financial Statements                Page 39

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JANUARY 31, 2020 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,630,400 and the total value of the collateral held by the Fund is $2,784,942.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,689,568 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,299,746. The net unrealized depreciation was $15,610,178.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $   99,601,659   $          --   $         --
Money Market
   Funds                  704,313              --             --
Repurchase
   Agreements                  --       2,288,571             --
                   ---------------------------------------------
Total Investments  $  100,305,972   $   2,288,571   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,630,400
Non-cash Collateral(2)                               (2,630,400)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     2,288,571
Non-cash Collateral(4)                               (2,288,571)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 40                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.1%
      120,505  L3Harris Technologies, Inc.      $    26,671,372
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 4.7%
      372,369  Ciena Corp. (a)                       15,144,247
      174,780  EchoStar Corp., Class A (a)            6,974,596
      170,745  F5 Networks, Inc. (a)                 20,851,379
      968,114  Juniper Networks, Inc.                22,208,535
       46,977  Motorola Solutions, Inc.               8,314,929
      210,292  Ubiquiti, Inc.                        34,365,919
      103,418  ViaSat, Inc. (a)                       6,582,556
                                                ---------------
                                                    114,442,161
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 9.6%
      220,314  Amphenol Corp., Class A               21,914,633
      561,845  Avnet, Inc.                           20,501,724
      278,223  CDW Corp.                             36,294,190
      283,662  Cognex Corp.                          14,458,252
    1,092,162  Corning, Inc.                         29,149,804
      346,580  Dolby Laboratories, Inc.,
                  Class A                            24,031,857
      109,692  IPG Photonics Corp. (a)               14,004,378
      961,555  Jabil, Inc.                           37,394,874
      246,839  SYNNEX Corp.                          34,004,541
                                                ---------------
                                                    231,754,253
                                                ---------------
               ENTERTAINMENT -- 3.2%
      267,528  Activision Blizzard, Inc.             15,645,037
      295,721  Electronic Arts, Inc. (a)             31,914,210
       61,828  Take-Two Interactive Software,
                  Inc. (a)                            7,706,242
    3,896,189  Zynga, Inc., Class A (a)              23,455,058
                                                ---------------
                                                     78,720,547
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 5.2%
       17,834  Alphabet, Inc., Class C (a)           25,578,058
      154,897  Facebook, Inc., Class A (a)           31,275,253
      127,627  IAC/InterActiveCorp (a)               31,088,661
      483,999  Match Group, Inc. (a) (b)             37,858,402
                                                ---------------
                                                    125,800,374
                                                ---------------
               IT SERVICES -- 10.6%
      184,029  Akamai Technologies, Inc. (a)         17,179,107
      330,305  Amdocs Ltd.                           23,765,445
      117,396  Black Knight, Inc. (a)                 7,856,140
       63,589  CACI International, Inc.,
                  Class A (a)                        17,006,242
      512,622  Cognizant Technology Solutions
                  Corp., Class A                     31,464,738
      422,889  DXC Technology Co.                    13,481,701
      187,316  EPAM Systems, Inc. (a)                42,734,272
       49,123  Gartner, Inc. (a)                      7,897,996
      118,594  International Business Machines
                  Corp.                              17,045,516


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES (CONTINUED)
      162,391  Leidos Holdings, Inc.            $    16,315,424
      120,784  MongoDB, Inc. (a)                     19,797,706
      206,680  Okta, Inc. (a)                        26,465,374
      708,398  Sabre Corp.                           15,258,893
                                                ---------------
                                                    256,268,554
                                                ---------------
               PROFESSIONAL SERVICES -- 1.4%
      421,936  IHS Markit Ltd. (a)                   33,273,873
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 22.6%
      693,261  Advanced Micro Devices,
                  Inc. (a)                           32,583,267
       63,698  Analog Devices, Inc.                   6,990,856
      520,854  Applied Materials, Inc.               30,204,323
       50,303  Broadcom, Inc.                        15,350,464
    1,022,061  Cypress Semiconductor Corp.           23,844,683
      634,714  Entegris, Inc.                        32,852,797
      664,011  Intel Corp.                           42,450,223
      223,051  KLA Corp.                             36,968,473
      108,730  Lam Research Corp.                    32,424,373
      258,435  Maxim Integrated Products, Inc.       15,537,112
      379,499  Microchip Technology, Inc.            36,993,563
      738,959  Micron Technology, Inc. (a)           39,231,333
       68,811  MKS Instruments, Inc.                  7,212,769
      178,591  Monolithic Power Systems, Inc.        30,569,421
      101,336  NVIDIA Corp.                          23,958,871
      978,041  ON Semiconductor Corp. (a)            22,641,649
       65,126  Qorvo, Inc. (a)                        6,894,238
      180,170  QUALCOMM, Inc.                        15,370,303
      263,014  Skyworks Solutions, Inc.              29,760,034
      582,800  Teradyne, Inc.                        38,458,972
      154,281  Universal Display Corp.               27,179,684
                                                ---------------
                                                    547,477,408
                                                ---------------
               SOFTWARE -- 35.2%
       96,397  Adobe, Inc. (a)                       33,848,843
       75,643  Alteryx, Inc., Class A (a)            10,549,929
      455,052  Anaplan, Inc. (a)                     26,206,445
      154,388  ANSYS, Inc. (a)                       42,353,260
       62,596  Aspen Technology, Inc. (a)             7,447,672
      173,294  Autodesk, Inc. (a)                    34,112,924
      325,525  Avalara, Inc. (a)                     27,715,199
      109,138  Cadence Design Systems,
                  Inc. (a)                            7,869,941
      138,436  CDK Global, Inc.                       7,431,244
      585,462  Ceridian HCM Holding, Inc. (a)        42,908,510
       68,259  Citrix Systems, Inc.                   8,274,356
      217,389  Coupa Software, Inc. (a)              35,032,237
      536,246  DocuSign, Inc. (a)                    42,100,673
      961,672  FireEye, Inc. (a)                     15,367,519
      372,247  Fortinet, Inc. (a)                    42,942,414
       47,759  HubSpot, Inc. (a)                      8,641,513
       28,899  Intuit, Inc.                           8,102,702
      185,402  LogMeIn, Inc.                         15,939,010
      199,328  Manhattan Associates, Inc. (a)        17,034,571
      201,605  Microsoft Corp.                       34,319,219
      424,551  Nuance Communications,
                  Inc. (a)                            8,032,505


                        See Notes to Financial Statements                Page 41

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
      242,154  Nutanix, Inc., Class A (a)       $     7,862,740
      103,113  Palo Alto Networks, Inc. (a)          24,208,870
      150,104  Paycom Software, Inc. (a)             47,757,089
      299,366  Pegasystems, Inc.                     25,808,343
       65,950  Proofpoint, Inc. (a)                   8,099,320
      235,615  RingCentral, Inc., Class A (a)        48,437,732
       97,740  salesforce.com, Inc. (a)              17,818,979
       84,459  ServiceNow, Inc. (a)                  28,566,568
      530,826  Smartsheet, Inc., Class A (a)         25,734,444
      265,347  Splunk, Inc. (a)                      41,197,775
      517,800  SS&C Technologies Holdings,
                  Inc.                               32,626,578
      114,199  Synopsys, Inc. (a)                    16,845,494
      132,460  Tyler Technologies, Inc. (a)          42,874,653
       98,782  Zendesk, Inc. (a)                      8,534,765
                                                ---------------
                                                    852,604,036
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 6.4%
      108,268  Apple, Inc.                           33,510,028
      147,301  Dell Technologies, Inc.,
                  Class C (a)                         7,183,870
    2,505,745  Hewlett Packard Enterprise Co.        34,905,028
    1,160,324  HP, Inc.                              24,738,108
    1,130,294  NCR Corp. (a)                         38,113,514
      929,074  Pure Storage, Inc., Class A (a)       16,537,517
                                                ---------------
                                                    154,988,065
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       2,422,000,643
               (Cost $2,096,445,579)            ---------------

               MONEY MARKET FUNDS -- 0.4%
    6,420,738  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                       6,420,738
    1,795,107  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                   1,795,107
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                             8,215,845
               (Cost $8,215,845)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.2%
$  29,603,467  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $29,607,315. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.125%, due
                  08/15/21. The value of the
                  collateral including accrued
                  interest is
                  $30,227,753. (d)              $    29,603,467
               (Cost $29,603,467)               ---------------

               TOTAL INVESTMENTS -- 101.6%        2,459,819,955
               (Cost $2,134,264,891) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.6)%             (37,771,213)
                                                ---------------
               NET ASSETS -- 100.0%             $ 2,422,048,742
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $34,072,554 and the total value of the collateral held by the Fund is $36,024,205.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $356,073,685 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,518,621. The net unrealized appreciation was $325,555,064.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $2,422,000,643   $          --   $         --
Money Market
   Funds                8,215,845              --             --
Repurchase
   Agreements                  --      29,603,467             --
                   ---------------------------------------------
Total Investments  $2,430,216,488   $  29,603,467   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 42                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2020 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    34,072,554
Non-cash Collateral(2)                              (34,072,554)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $    29,603,467
Non-cash Collateral(4)                              (29,603,467)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 43

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.0%
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 13.1%
    1,558,867  AT&T, Inc.                       $    58,644,577
      964,024  GCI Liberty, Inc., Class A (a)        70,547,276
      572,092  Verizon Communications, Inc.          34,005,148
                                                ---------------
                                                    163,197,001
                                                ---------------
               ELECTRIC UTILITIES -- 42.8%
      213,974  Alliant Energy Corp.                  12,701,497
      247,777  American Electric Power Co.,
                  Inc.                               25,823,319
      915,463  Avangrid, Inc.                        48,757,559
      513,492  Duke Energy Corp.                     50,132,224
      195,472  Entergy Corp.                         25,708,477
      539,663  Evergy, Inc.                          38,942,082
      137,638  Eversource Energy                     12,723,257
    1,498,159  Exelon Corp.                          71,297,387
      240,919  FirstEnergy Corp.                     12,236,276
      249,871  Hawaiian Electric Industries,
                  Inc.                               12,221,191
      109,627  IDACORP, Inc.                         12,299,053
      789,891  OGE Energy Corp.                      36,216,502
      520,795  Pinnacle West Capital Corp.           50,876,464
    1,305,330  PPL Corp.                             47,239,893
      735,246  Southern (The) Co.                    51,761,318
      368,838  Xcel Energy, Inc.                     25,519,901
                                                ---------------
                                                    534,456,400
                                                ---------------
               GAS UTILITIES -- 7.6%
      209,347  Atmos Energy Corp.                    24,499,879
    1,374,592  National Fuel Gas Co.                 59,368,629
      259,271  UGI Corp.                             10,783,081
                                                ---------------
                                                     94,651,589
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 5.3%
    2,970,910  Vistra Energy Corp.                   66,904,893
                                                ---------------
               MULTI-UTILITIES -- 18.4%
      304,915  Ameren Corp.                          25,018,276
    1,288,101  CenterPoint Energy, Inc.              34,108,914
      388,265  Consolidated Edison, Inc.             36,496,910
      180,311  DTE Energy Co.                        23,911,042
    1,261,725  NiSource, Inc.                        36,981,160
      594,859  Public Service Enterprise Group,
                  Inc.                               35,215,653
      154,594  Sempra Energy                         24,833,980
      126,952  WEC Energy Group, Inc.                12,681,235
                                                ---------------
                                                    229,247,170
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 11.8%
    8,989,473  Sprint Corp. (a) (b)                  39,283,997
    2,685,858  Telephone & Data Systems, Inc.        60,915,259
      597,234  T-Mobile US, Inc. (a)                 47,294,961
                                                ---------------
                                                    147,494,217
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.0%                        1,235,951,270
               (Cost $1,193,576,704)            ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 1.6%
    1,396,069  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                 $     1,396,069
   19,002,068  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                  19,002,068
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.6%                            20,398,137
               (Cost $20,398,137)               ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.5%
$   6,436,721  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $6,437,557. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest is
                  $6,572,460. (d)                     6,436,721
               (Cost $6,436,721)                ---------------

               TOTAL INVESTMENTS -- 101.1%        1,262,786,128
               (Cost $1,220,411,562) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.1)%             (14,355,555)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,248,430,573
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $7,311,010 and the total value of the collateral held by the Fund is $7,832,790.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $97,877,291 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $55,502,725. The net unrealized appreciation was $42,374,566.


Page 44                 See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

JANUARY 31, 2020 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $1,235,951,270   $          --   $         --
Money Market
   Funds               20,398,137              --             --
Repurchase
   Agreements                  --       6,436,721             --
                   ---------------------------------------------
Total Investments  $1,256,349,407   $   6,436,721   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     7,311,010
Non-cash Collateral(2)                               (7,311,010)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     6,436,721
Non-cash Collateral(4)                               (6,436,721)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2020 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value..............................................    $  298,508,860        $  319,912,564        $   76,536,941
Receivables:
      Investment securities sold...................................                --                    --               882,948
      Dividends....................................................           120,786               381,157                55,957
      Securities lending income....................................               157                    --                   302
Prepaid expenses...................................................             2,484                 2,682                 1,139
                                                                       --------------        --------------        --------------
      Total Assets.................................................       298,632,287           320,296,403            77,477,287
                                                                       --------------        --------------        --------------

LIABILITIES:
Payables:
      Investment securities purchased..............................                --                    --                    --
      Capital shares redeemed......................................                --                    --               884,100
      Collateral for securities on loan............................           170,432                    --                    --
      Investment advisory fees.....................................           137,325               141,965                38,022
      Licensing fees...............................................            47,447                46,331                13,133
      Shareholder reporting fees...................................            21,618                18,743                12,342
      Audit and tax fees...........................................            14,449                14,449                14,449
      Trustees' fees...............................................               637                   626                   612
Other liabilities..................................................            83,479                79,451                24,989
                                                                       --------------        --------------        --------------
      Total Liabilities............................................           475,387               301,565               987,647
                                                                       --------------        --------------        --------------
NET ASSETS.........................................................    $  298,156,900        $  319,994,838        $   76,489,640
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital....................................................    $  687,863,962        $  562,729,130        $  531,230,381
Par value..........................................................            68,500                67,000                86,500
Accumulated distributable earnings (loss)..........................      (389,775,562)         (242,801,292)         (454,827,241)
                                                                       --------------        --------------        --------------
NET ASSETS.........................................................    $  298,156,900        $  319,994,838        $   76,489,640
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share.........................................    $        43.53        $        47.76        $         8.84
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..........................         6,850,002             6,700,002             8,650,002
                                                                       ==============        ==============        ==============
Investments, at cost...............................................    $  291,548,880        $  317,421,710        $  114,489,018
                                                                       ==============        ==============        ==============
Securities on loan, at value.......................................    $      166,688        $           --        $           --
                                                                       ==============        ==============        ==============


Page 46                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $1,966,732,908        $1,108,447,489        $  315,784,034        $  102,594,543        $2,459,819,955        $1,262,786,128

                 --                    --                    --                    --                    --                    --
          1,666,700               527,560               471,608                65,754                52,643             1,645,223
                 --                12,240                 1,524                   629               101,144                   120
             12,572                 8,000                 3,706                 1,018                16,233                 8,597
     --------------        --------------        --------------        --------------        --------------        --------------
      1,968,412,180         1,108,995,289           316,260,872           102,661,944         2,459,989,975         1,264,440,068
     --------------        --------------        --------------        --------------        --------------        --------------



                 --                    --                    --                    --                    --             7,142,250
                 --                    --                    --                    --                    --                    --
         16,380,000                    --             1,765,849             2,784,942            36,024,205             7,832,790
            842,628               491,240               142,360                48,526             1,056,897               529,122
            257,749               151,364                50,540                18,552               313,466               171,478
             44,640                51,760                18,784                13,051                77,641                49,987
             14,449                14,449                14,449                14,449                14,449                14,449
                826                   696                   638                   619                   782                   691
            384,243               246,810                83,533                34,596               453,793               268,728
     --------------        --------------        --------------        --------------        --------------        --------------
         17,924,535               956,319             2,076,153             2,914,735            37,941,233            16,009,495
     --------------        --------------        --------------        --------------        --------------        --------------
     $1,950,487,645        $1,108,038,970        $  314,184,719        $   99,747,209        $2,422,048,742        $1,248,430,573
     ==============        ==============        ==============        ==============        ==============        ==============

     $1,943,374,375        $1,671,567,131        $  472,898,664        $  240,984,950        $2,314,140,040        $1,312,439,744
            591,500               134,000                71,500                27,000               330,050               420,000
          6,521,770          (563,662,161)         (158,785,445)         (141,264,741)          107,578,652           (64,429,171)
     --------------        --------------        --------------        --------------        --------------        --------------
     $1,950,487,645        $1,108,038,970        $  314,184,719        $   99,747,209        $2,422,048,742        $1,248,430,573
     ==============        ==============        ==============        ==============        ==============        ==============
     $        32.98        $        82.69        $        43.94        $        36.94        $        73.38        $        29.72
     ==============        ==============        ==============        ==============        ==============        ==============

         59,150,002            13,400,002             7,150,002             2,700,002            33,005,000            42,000,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $1,873,458,646        $1,027,927,923        $  308,634,764        $  118,204,721        $2,134,264,891        $1,220,411,562
     ==============        ==============        ==============        ==============        ==============        ==============
     $   15,972,000        $           --        $    1,684,348        $    2,630,400        $   34,072,554        $    7,311,010
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 47

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends..........................................................    $    2,868,239        $    4,277,785        $    1,207,300
Securities lending income (net of fees)............................             8,555                    --                27,056
Foreign withholding tax............................................                --                    --                    --
                                                                       --------------        --------------        --------------
      Total investment income......................................         2,876,794             4,277,785             1,234,356
                                                                       --------------        --------------        --------------
EXPENSES:
Investment advisory fees...........................................           873,656               871,860               238,593
Accounting and administration fees.................................            88,182                87,824                24,511
Licensing fees.....................................................            69,892                69,749                19,087
Shareholder reporting fees.........................................            26,509                20,080                 9,558
Custodian fees.....................................................            19,645                17,011                 5,380
Audit and tax fees.................................................            12,038                12,038                12,038
Transfer agent fees................................................             8,737                 8,719                 2,386
Listing fees.......................................................             4,793                 4,793                 4,793
Trustees' fees and expenses........................................             3,713                 3,708                 3,603
Legal fees.........................................................             2,778                 3,657                (2,009)
Registration and filing fees.......................................                50                    50                    50
Other expenses.....................................................             3,583                 3,065                 1,431
                                                                       --------------        --------------        --------------
      Total expenses...............................................         1,113,576             1,102,554               319,421
                                                                       --------------        --------------        --------------
NET INVESTMENT INCOME (LOSS).......................................         1,763,218             3,175,231               914,935
                                                                       --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments..................................................        (6,068,614)           (9,169,412)          (15,154,304)
      In-kind redemptions..........................................        18,572,538            17,216,258            (2,813,863)
                                                                       --------------        --------------        --------------
Net realized gain (loss)...........................................        12,503,924             8,046,846           (17,968,167)
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
   investments.....................................................       (10,079,755)            6,876,631            (2,760,237)
                                                                       --------------        --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................         2,424,169            14,923,477           (20,728,404)
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.................................................    $    4,187,387        $   18,098,708        $  (19,813,469)
                                                                       ==============        ==============        ==============


Page 48                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $   24,266,899        $    3,649,158        $    3,646,081        $    1,687,679        $    8,495,509        $   18,530,797
                 35                24,861                15,880                10,548               367,020                   120
            (12,551)                   --                    --                    --               (22,153)                   --
     --------------        --------------        --------------        --------------        --------------        --------------
         24,254,383             3,674,019             3,661,961             1,698,227             8,840,376            18,530,917
     --------------        --------------        --------------        --------------        --------------        --------------

          4,157,423             2,780,628               855,782               340,285             5,770,149             3,227,747
            383,289               273,445                86,333                34,721               512,565               309,131
            332,594               222,450                68,463                27,223               461,612               258,220
             47,041                33,022                20,880                15,435                95,761                75,430
             82,271                38,255                19,674                 7,262                91,008                54,588
             12,038                12,038                12,038                12,038                12,038                12,038
             33,216                26,471                 8,558                 3,403                41,419                28,707
              6,049                 6,049                 4,793                 4,793                 6,050                 4,793
              4,269                 3,834                 3,707                 3,639                 4,361                 4,159
              9,964                 9,076                (5,773)                  226                27,114                20,441
                 50                    50                    50                    50                    50                    50
             11,133                11,711                   774                 1,292                17,504                 9,909
     --------------        --------------        --------------        --------------        --------------        --------------
          5,079,337             3,417,029             1,075,279               450,367             7,039,631             4,005,213
     --------------        --------------        --------------        --------------        --------------        --------------
         19,175,046               256,990             2,586,682             1,247,860             1,800,745            14,525,704
     --------------        --------------        --------------        --------------        --------------        --------------



        (11,855,595)          (22,010,262)            2,169,658            (5,789,956)          (56,260,575)          (19,570,868)
         42,155,935            25,588,487            11,483,994             4,436,490           149,049,521            36,955,308
     --------------        --------------        --------------        --------------        --------------        --------------
         30,300,340             3,578,225            13,653,652            (1,353,466)           92,788,946            17,384,440
     --------------        --------------        --------------        --------------        --------------        --------------

         13,531,929            60,166,154            (3,197,392)           (3,769,100)           33,926,544            24,485,711
     --------------        --------------        --------------        --------------        --------------        --------------
         43,832,269            63,744,379            10,456,260            (5,122,566)          126,715,490            41,870,151
     --------------        --------------        --------------        --------------        --------------        --------------

     $   63,007,315        $   64,001,369        $   13,042,942        $   (3,874,706)       $  128,516,235        $   56,395,855
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2020         Year Ended        1/31/2020         Year Ended
                                                                (Unaudited)        7/31/2019        (Unaudited)        7/31/2019
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)................................   $    1,763,218    $    3,231,559    $    3,175,231    $    5,043,876
Net realized gain (loss)....................................       12,503,924         3,394,989         8,046,846       (16,244,507)
Net change in unrealized appreciation (depreciation)........      (10,079,755)       (4,579,483)        6,876,631        12,583,208
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations..........................................        4,187,387         2,047,065        18,098,708         1,382,577
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................       (2,475,756)       (2,816,656)       (3,168,591)       (8,074,707)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................       33,358,566       118,936,453        93,234,029       124,804,864
Cost of shares redeemed.....................................     (121,029,844)     (143,392,949)     (117,961,487)     (157,963,843)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................      (87,671,278)      (24,456,496)      (24,727,458)      (33,158,979)
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.....................      (85,959,647)      (25,226,087)       (9,797,341)      (39,851,109)

NET ASSETS:
Beginning of period.........................................      384,116,547       409,342,634       329,792,179       369,643,288
                                                               --------------    --------------    --------------    --------------
End of period...............................................   $  298,156,900    $  384,116,547    $  319,994,838    $  329,792,179
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................        8,850,002         9,650,002         7,200,002         7,950,002
Shares sold.................................................          800,000         2,800,000         1,950,000         2,700,000
Shares redeemed.............................................       (2,800,000)       (3,600,000)       (2,450,000)       (3,450,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period...........................        6,850,002         8,850,002         6,700,002         7,200,002
                                                               ==============    ==============    ==============    ==============


Page 50                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended                        Six Months Ended
   1/31/2020         Year Ended            1/31/2020         Year Ended            1/31/2020         Year Ended
  (Unaudited)        7/31/2019            (Unaudited)        7/31/2019            (Unaudited)        7/31/2019
----------------  ----------------      ----------------  ----------------      ----------------  ----------------


 $      914,935    $    3,078,942        $   19,175,046    $   21,435,515        $      256,990    $   (1,754,398)
    (17,968,167)      (69,838,515)           30,300,340        19,615,164             3,578,225        63,840,386
     (2,760,237)      (64,441,284)           13,531,929       (26,430,170)           60,166,154      (151,566,044)
 --------------    --------------        --------------    --------------        --------------    --------------

    (19,813,469)     (131,200,857)           63,007,315        14,620,509            64,001,369       (89,480,056)
 --------------    --------------        --------------    --------------        --------------    --------------


     (1,416,016)       (2,654,300)          (23,673,531)      (20,256,006)                   --                --
 --------------    --------------        --------------    --------------        --------------    --------------


     11,294,905       156,076,566         1,168,606,992        74,828,025            77,857,853     1,723,952,631
    (35,949,285)     (337,620,739)         (245,805,783)     (333,749,514)         (217,560,224)   (1,514,477,381)
 --------------    --------------        --------------    --------------        --------------    --------------

    (24,654,380)     (181,544,173)          922,801,209      (258,921,489)         (139,702,371)      209,475,250
 --------------    --------------        --------------    --------------        --------------    --------------
    (45,883,865)     (315,399,330)          962,134,993      (264,556,986)          (75,701,002)      119,995,194


    122,373,505       437,772,835           988,352,652     1,252,909,638         1,183,739,972     1,063,744,778
 --------------    --------------        --------------    --------------        --------------    --------------
 $   76,489,640    $  122,373,505        $1,950,487,645    $  988,352,652        $1,108,038,970    $1,183,739,972
 ==============    ==============        ==============    ==============        ==============    ==============


     11,250,002        25,600,002            30,550,002        39,100,002            15,250,002        13,850,002
      1,100,000        10,400,000            36,300,000         2,450,000               950,000        22,250,000
     (3,700,000)      (24,750,000)           (7,700,000)      (11,000,000)           (2,800,000)      (20,850,000)
 --------------    --------------        --------------    --------------        --------------    --------------
      8,650,002        11,250,002            59,150,002        30,550,002            13,400,002        15,250,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2020         Year Ended        1/31/2020         Year Ended
                                                                (Unaudited)        7/31/2019        (Unaudited)        7/31/2019
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)................................   $    2,586,682    $    5,164,553    $    1,247,860    $    2,267,112
Net realized gain (loss)....................................       13,653,652        21,656,111        (1,353,466)       (9,024,903)
Net change in unrealized appreciation (depreciation)........       (3,197,392)     (132,608,865)       (3,769,100)      (29,969,693)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting.............
   from operations..........................................       13,042,942      (105,788,201)       (3,874,706)      (36,727,484)
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................       (2,603,751)       (4,745,501)       (1,649,716)       (2,117,421)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................       42,734,021       706,888,586        29,812,108        64,963,487
Cost of shares redeemed.....................................     (117,161,093)   (1,797,275,535)      (91,909,674)     (172,775,616)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................      (74,427,072)   (1,090,386,949)      (62,097,566)     (107,812,129)
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.....................      (63,987,881)   (1,200,920,651)      (67,621,988)     (146,657,034)

NET ASSETS:
Beginning of period.........................................      378,172,600     1,579,093,251       167,369,197       314,026,231
                                                               --------------    --------------    --------------    --------------
End of period...............................................   $  314,184,719    $  378,172,600    $   99,747,209    $  167,369,197
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................        8,900,002        38,250,002         4,350,002         7,250,002
Shares sold.................................................        1,000,000        17,350,000           800,000         1,650,000
Shares redeemed.............................................       (2,750,000)      (46,700,000)       (2,450,000)       (4,550,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period...........................        7,150,002         8,900,002         2,700,002         4,350,002
                                                               ==============    ==============    ==============    ==============


Page 52                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended
   1/31/2020         Year Ended            1/31/2020         Year Ended
  (Unaudited)        7/31/2019            (Unaudited)        7/31/2019
----------------  ----------------      ----------------  ----------------


 $    1,800,745    $   10,428,716        $   14,525,704    $   13,712,237
     92,788,946       243,984,837            17,384,440        26,261,291
     33,926,544       157,909,622            24,485,711        25,589,904
 --------------    --------------        --------------    --------------

    128,516,235       412,323,175            56,395,855        65,563,432
 --------------    --------------        --------------    --------------


     (3,703,979)       (9,561,020)          (19,650,601)      (10,275,866)
 --------------    --------------        --------------    --------------


    562,464,981     1,756,769,650           237,961,360     1,503,287,322
   (660,575,449)   (1,760,385,574)         (375,817,467)     (517,573,676)
 --------------    --------------        --------------    --------------

    (98,110,468)       (3,615,924)         (137,856,107)      985,713,646
 --------------    --------------        --------------    --------------
     26,701,788       399,146,231          (101,110,853)    1,041,001,212


  2,395,346,954     1,996,200,723         1,349,541,426       308,540,214
 --------------    --------------        --------------    --------------
 $2,422,048,742    $2,395,346,954        $1,248,430,573    $1,349,541,426
 ==============    ==============        ==============    ==============


     34,555,000        35,305,000            46,750,002        11,700,002
      7,750,000        27,100,000             8,200,000        53,150,000
     (9,300,000)      (27,850,000)          (12,950,000)      (18,100,000)
 --------------    --------------        --------------    --------------
     33,005,000        34,555,000            42,000,002        46,750,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2020       --------------------------------------------------------------
                                             (UNAUDITED)         2019         2018         2017         2016         2015
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    43.40      $    42.42   $    37.53   $    36.06   $    37.29   $    32.24
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.23            0.37         0.43         0.34         0.53         0.30
Net realized and unrealized gain (loss)             0.21            0.93         4.88         1.48        (1.43)        5.03
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    0.44            1.30         5.31         1.82        (0.90)        5.33
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.31)          (0.32)       (0.42)       (0.35)       (0.33)       (0.28)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    43.53      $    43.40   $    42.42   $    37.53   $    36.06   $    37.29
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    0.99%           3.13%       14.17%        5.10%       (2.34)%      16.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  298,157      $  384,117   $  409,343   $  407,197   $1,766,902   $2,559,671
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.64%        0.64%        0.63%        0.61%        0.63%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.64%        0.64%        0.63%        0.61%        0.63%
Ratio of net investment income (loss) to
   average net assets                               1.01% (b)       0.90%        1.03%        0.79%        1.39%        0.91%
Portfolio turnover rate (c)                           40%             97%         101%          93%         103%         131%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2020       --------------------------------------------------------------
                                             (UNAUDITED)         2019         2018         2017         2016         2015
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    45.80      $    46.50   $    46.84   $    49.06   $    45.69   $    37.71
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.47            0.70         1.00         0.56         0.76         0.72
Net realized and unrealized gain (loss)             1.95           (0.32)       (0.74)       (2.20)        3.38         7.95
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    2.42            0.38         0.26        (1.64)        4.14         8.67
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.46)          (1.08)       (0.60)       (0.58)       (0.77)       (0.69)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    47.76      $    45.80   $    46.50   $    46.84   $    49.06   $    45.69
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    5.26%           0.83%        0.53%       (3.31)%       9.19%       23.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  319,995      $  329,792   $  369,643   $  461,376   $2,558,300   $2,894,359
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.64%        0.64%        0.62%        0.61%        0.62%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.64%        0.64%        0.62%        0.61%        0.62%
Ratio of net investment income (loss) to
   average net assets                               1.82% (b)       1.51%        2.09%        0.94%        1.60%        1.75%
Portfolio turnover rate (c)                           51%             90%         107%         100%         102%          87%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 54                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2020       --------------------------------------------------------------
                                             (UNAUDITED)         2019         2018         2017         2016         2015
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    10.88      $    17.10   $    13.66   $    14.54   $    16.93   $    28.07
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.10            0.16         0.12         0.14         0.22         0.40
Net realized and unrealized gain (loss)            (2.00)          (6.25)        3.47        (0.85)       (2.37)      (11.14)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (1.90)          (6.09)        3.59        (0.71)       (2.15)      (10.74)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.14)          (0.13)       (0.15)       (0.17)       (0.24)       (0.40)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $     8.84      $    10.88   $    17.10   $    13.66   $    14.54   $    16.93
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                  (17.61)%        (35.77)%      26.45%       (4.99)%     (12.67)%     (38.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $   76,490      $  122,374   $  437,773   $  249,296   $1,458,077   $  346,292
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.67% (b)       0.65%        0.63%        0.63%        0.62%        0.64%
Ratio of net expenses to average net
   assets                                           0.67% (b)       0.65%        0.63%        0.63%        0.62%        0.64%
Ratio of net investment income (loss) to
   average net assets                               1.92% (b)       1.17%        0.68%        1.03%        1.40%        1.68%
Portfolio turnover rate (c)                           37%             99%         108%          55%         112%          97%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2020       --------------------------------------------------------------
                                             (UNAUDITED)         2019         2018         2017         2016         2015
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    32.35      $    32.04   $    29.39   $    24.09   $    24.43   $    21.64
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.25            0.65         0.62         0.44         0.39         0.30
Net realized and unrealized gain (loss)             0.80            0.25         2.61         5.30        (0.36)        2.79
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    1.05            0.90         3.23         5.74         0.03         3.09
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.42)          (0.59)       (0.58)       (0.44)       (0.37)       (0.30)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    32.98      $    32.35   $    32.04   $    29.39   $    24.09   $    24.43
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    3.23%           3.03%       11.06%       24.00%        0.22%       14.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,950,488      $  988,353   $1,252,910   $1,121,234   $  710,692   $1,074,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.63%        0.63%        0.63%        0.64%        0.64%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.63%        0.63%        0.63%        0.64%        0.64%
Ratio of net investment income (loss) to
   average net assets                               2.31% (b)       2.06%        1.99%        1.72%        1.72%        1.59%
Portfolio turnover rate (c)                           42%             81%          70%          80%          75%          80%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

                                           SIX MONTHS ENDED                           YEAR ENDED JULY 31,
                                              1/31/2020       -------------------------------------------------------------------
                                             (UNAUDITED)         2019         2018         2017         2016              2015
                                           ----------------   ----------   ----------   ----------   ----------        ----------
Net asset value, beginning of period          $    77.62      $    76.80   $    66.92   $    61.55   $    69.63        $    53.13
                                              ----------      ----------   ----------   ----------   ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.01           (0.11)       (0.02)       (0.03)        0.00 (a)(b)      (0.05)
Net realized and unrealized gain (loss)             5.06            0.93         9.90         5.40        (8.08)            16.55
                                              ----------      ----------   ----------   ----------   ----------        ----------
Total from investment operations                    5.07            0.82         9.88         5.37        (8.08)            16.50
                                              ----------      ----------   ----------   ----------   ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 --              --           --           --           --                --
                                              ----------      ----------   ----------   ----------   ----------        ----------
Net asset value, end of period                $    82.69      $    77.62   $    76.80   $    66.92   $    61.55        $    69.63
                                              ==========      ==========   ==========   ==========   ==========        ==========
TOTAL RETURN (c)                                    6.53%           1.07%       14.76%        8.72%      (11.60)%           31.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,108,039      $1,183,740   $1,063,745   $1,067,382   $1,147,893        $4,233,585
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (d)       0.62%        0.63%        0.62%        0.61%             0.62%
Ratio of net expenses to average net
   assets                                           0.61% (d)       0.62%        0.63%        0.62%        0.61%             0.62%
Ratio of net investment income (loss) to
   average net assets                               0.05% (d)      (0.11)%      (0.03)%      (0.05)%       0.01%            (0.10)%
Portfolio turnover rate (e)                           53%            123%         107%         112%         118%              125%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2020       --------------------------------------------------------------
                                             (UNAUDITED)         2019         2018         2017         2016         2015
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    42.49      $    41.28   $    35.36   $    28.94   $    29.46   $    29.27
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.35            0.30         0.28         0.17         0.24         0.13
Net realized and unrealized gain (loss)             1.43            1.17         5.92         6.42        (0.51)        0.26
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    1.78            1.47         6.20         6.59        (0.27)        0.39
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.33)          (0.26)       (0.28)       (0.17)       (0.25)       (0.20)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    43.94      $    42.49   $    41.28   $    35.36   $    28.94   $    29.46
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (c)                                    4.22%           3.67%       17.57%       22.81%       (0.82)%       1.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  314,185      $  378,173   $1,579,093   $1,444,369   $  159,169   $  380,087
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (d)       0.63%        0.62%        0.63%        0.66%        0.63%
Ratio of net expenses to average net
   assets                                           0.63% (d)       0.63%        0.62%        0.63%        0.66%        0.63%
Ratio of net investment income (loss) to
   average net assets                               1.51% (d)       0.71%        0.70%        0.53%        0.93%        0.55%
Portfolio turnover rate (e)                           38%             79%          91%         101%         103%         105%

(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2020       --------------------------------------------------------------
                                             (UNAUDITED)         2019         2018         2017         2016         2015
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    38.48      $    43.31   $    38.63   $    34.32   $    30.68   $    32.55
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.38            0.50         0.40         0.48         0.41         0.47
Net realized and unrealized gain (loss)            (1.45)          (4.88)        4.69         4.30         3.65        (1.88)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (1.07)          (4.38)        5.09         4.78         4.06        (1.41)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.47)          (0.45)       (0.41)       (0.47)       (0.42)       (0.46)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    36.94      $    38.48   $    43.31   $    38.63   $    34.32   $    30.68
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (2.82)%        (10.08)%      13.20%       14.01%       13.48%       (4.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $   99,747      $  167,369   $  314,026   $  260,726   $  250,558   $  156,470
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.66% (b)       0.65%        0.64%        0.65%        0.66%        0.64%
Ratio of net expenses to average net
   assets                                           0.66% (b)       0.65%        0.64%        0.65%        0.66%        0.64%
Ratio of net investment income (loss) to
   average net assets                               1.83% (b)       1.27%        0.92%        1.40%        1.26%        1.25%
Portfolio turnover rate (c)                           38%             82%          92%          84%         113%         104%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2020       --------------------------------------------------------------
                                             (UNAUDITED)         2019         2018         2017         2016         2015
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    69.32      $    56.54   $    45.12   $    34.84   $    34.98   $    31.74
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.05            0.31         0.09         0.32         0.27         0.14
Net realized and unrealized gain (loss)             4.12           12.75        11.43        10.32        (0.14)        3.26
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    4.17           13.06        11.52        10.64         0.13         3.40
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.11)          (0.28)       (0.10)       (0.36)       (0.27)       (0.16)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    73.38      $    69.32   $    56.54   $    45.12   $    34.84   $    34.98
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    6.03%          23.20%       25.55%       30.72%        0.42%       10.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $2,422,049      $2,395,347   $1,996,201   $  607,101   $  491,478   $  900,971
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.61%        0.63%        0.63%        0.63%        0.63%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.61%        0.63%        0.63%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                               0.16% (b)       0.50%        0.17%        0.82%        0.82%        0.53%
Portfolio turnover rate (c)                           53%             91%         127%         115%         109%          91%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2020       --------------------------------------------------------------
                                             (UNAUDITED)         2019         2018         2017         2016         2015
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    28.87      $    26.37   $    27.64   $    27.46   $    23.06   $    22.59
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.34            0.63         0.98         0.76         0.73         0.83
Net realized and unrealized gain (loss)             0.96            2.43        (1.30)        0.19         4.38         0.47
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    1.30            3.06        (0.32)        0.95         5.11         1.30
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.45)          (0.56)       (0.95)       (0.77)       (0.71)       (0.83)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    29.72      $    28.87   $    26.37   $    27.64   $    27.46   $    23.06
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    4.52%          11.71%       (1.09)%       3.57%       22.66%        5.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,248,431      $1,349,541   $  308,540   $1,350,332   $1,831,298   $  132,568
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (b)       0.63%        0.63%        0.62%        0.62%        0.69%
Ratio of net expenses to average net
   assets                                           0.62% (b)       0.63%        0.63%        0.62%        0.62%        0.69%
Ratio of net investment income (loss) to
   average net assets                               2.25% (b)       2.23%        2.67%        2.74%        2.79%        2.58%
Portfolio turnover rate (c)                           25%             60%          76%          57%          71%          94%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 58                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

    First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
    First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
    First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
    First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
    First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker "FXR") First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
    First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
    First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                    INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                     StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                           StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                     StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                                 StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                                StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                                  StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                                 StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                                  StrataQuant(R) Utilities Index(1)

(1) This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates ("IDI"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2020, all the Funds except FXG, FXN and FXH had securities in the securities lending program. During the six months ended January 31, 2020, all the Funds except for FXG participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2020, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2019 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $       2,816,656        $              --        $              --
First Trust Consumer Staples AlphaDEX(R) Fund                         8,074,707                       --                       --
First Trust Energy AlphaDEX(R) Fund                                   2,654,300                       --                       --
First Trust Financials AlphaDEX(R) Fund                              20,256,006                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                     --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund            4,745,501                       --                       --
First Trust Materials AlphaDEX(R) Fund                                2,117,421                       --                       --
First Trust Technology AlphaDEX(R) Fund                               9,561,020                       --                       --
First Trust Utilities AlphaDEX(R) Fund                               10,275,866                       --                       --

As of July 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $         822,880        $    (406,217,694)       $      13,907,621
First Trust Consumer Staples AlphaDEX(R) Fund                           388,154             (251,074,340)              (7,045,223)
First Trust Energy AlphaDEX(R) Fund                                     523,346             (398,105,937)             (36,015,165)
First Trust Financials AlphaDEX(R) Fund                               5,862,971             (109,975,947)              71,300,962
First Trust Health Care AlphaDEX(R) Fund                               (889,570)            (642,555,476)              15,781,516
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              839,513             (176,424,314)               6,360,165
First Trust Materials AlphaDEX(R) Fund                                  382,280             (121,904,863)             (14,217,736)
First Trust Technology AlphaDEX(R) Fund                                 898,220             (278,906,713)             260,774,889
First Trust Utilities AlphaDEX(R) Fund                                6,412,239             (119,875,543)              12,288,879

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of January 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2019, the Funds had post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                              Post-Enactment -
                                                                No Expiration
                                                           -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $     406,217,694
First Trust Consumer Staples AlphaDEX(R) Fund                       251,074,340
First Trust Energy AlphaDEX(R) Fund                                 398,105,937
First Trust Financials AlphaDEX(R) Fund                             109,975,947
First Trust Health Care AlphaDEX(R) Fund                            642,555,476
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          176,424,314
First Trust Materials AlphaDEX(R) Fund                              121,904,863
First Trust Technology AlphaDEX(R) Fund                             278,906,713
First Trust Utilities AlphaDEX(R) Fund                              119,875,543

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2019, the following Fund listed below incurred and elected to defer net ordinary losses as follows:

                                                               Qualified Late Year Losses
                                                            ---------------------------------
                                                            Ordinary Losses   Capital Losses
                                                            ---------------   ---------------
First Trust Health Care AlphaDEX(R) Fund                    $       889,570   $            --

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2020.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the six months ended January 31, 2020, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of January 31, 2020, none of the Funds had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   137,710,831      $   138,549,935
First Trust Consumer Staples AlphaDEX(R) Fund                                 174,985,093          175,205,278
First Trust Energy AlphaDEX(R) Fund                                            35,398,400           35,983,528
First Trust Financials AlphaDEX(R) Fund                                       678,934,587          677,952,029
First Trust Health Care AlphaDEX(R) Fund                                      585,151,000          587,162,659
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    130,736,671          131,480,210
First Trust Materials AlphaDEX(R) Fund                                         51,851,303           52,470,501
First Trust Technology AlphaDEX(R) Fund                                     1,230,114,436        1,232,332,753
First Trust Utilities AlphaDEX(R) Fund                                        317,598,991          316,063,535

For the six months ended January 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $    33,331,319      $   120,890,107
First Trust Consumer Staples AlphaDEX(R) Fund                                  93,139,597          117,699,769
First Trust Energy AlphaDEX(R) Fund                                            11,250,678           35,857,335
First Trust Financials AlphaDEX(R) Fund                                     1,161,574,159          243,039,134
First Trust Health Care AlphaDEX(R) Fund                                       77,784,074          217,364,334
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                     42,677,624          116,983,956
First Trust Materials AlphaDEX(R) Fund                                         29,775,656           91,758,142
First Trust Technology AlphaDEX(R) Fund                                       562,450,718          660,801,522
First Trust Utilities AlphaDEX(R) Fund                                        235,570,236          373,907,882

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
Semi-Annual Report                                              January 31, 2020
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)


                                  AlphaDEX(R)
                                 FAMILY OF ETFS


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2020

Shareholder Letter.........................................................    2
Market Overview............................................................    3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX)....................    4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)......................    6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX)....................    8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)...................   10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)..................   12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)...................   14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)..................   16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK).....................   18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)....................   20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)...................   22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)..................   24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)..........................   26
Notes to Fund Performance Overview.........................................   28
Understanding Your Fund Expenses...........................................   29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX)....................   31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)......................   38
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX)....................   46
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)...................   55
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)..................   59
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)...................   63
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)..................   73
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK).....................   83
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)....................   88
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)...................   93
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)..................   98
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)..........................  104
Statements of Assets and Liabilities.......................................  106
Statements of Operations...................................................  109
Statements of Changes in Net Assets........................................  112
Financial Highlights.......................................................  116
Notes to Financial Statements..............................................  123
Additional Information.....................................................  132

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2020

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Style Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the six months ended January 31, 2020.

We are now two decades into this millennium and while it has clearly not been smooth sailing for the securities markets or the economy, it has been relatively prosperous for those investors willing to stay the course. We have always been a proponent of buy-and-hold investing and believe in the merits of investing for the long haul, including the implementation of such basic strategies as diversification and asset allocation.

From December 31, 1999 through December 31, 2019, the S&P 500(R) Index posted an average annual total return of 6.05%, according to Bloomberg. Over that same period, the ICE BofA 7-10 Year U.S. Treasury Index generated an average annual total return of 5.56%. These two asset classes are positioned at opposite ends of the risk spectrum. Historically speaking, stocks have tended to outperform government bonds in the U.S. by close to a 2 to 1 annual margin. For comparative purposes, from 1926 through 2019, the S&P 500(R) Index posted an average annual total return of 10.20%, compared to 5.56% for long-term government bonds, according to Morningstar/Ibbotson Associates. The returns from this millennium show that the S&P 500(R) Index lagged its historical average by more than four percentage points per year, while government bonds performed in line with their average. Remember, investors endured two severe bear markets in stocks between 2000 and 2009. This is one of the reasons we believe that, despite the S&P 500(R) Index setting new highs, equities are currently undervalued.

Over the six-month period ended January 31, 2020, the S&P 500(R) Index was up 9.31% on a total return basis, which is a strong showing for just half a year. The two top-performing sectors by far were Information Technology and Utilities, according to Bloomberg. These two sectors make for an interesting pair in that one is growth-oriented, while the other is more defensive in nature, with a better than average dividend yield. The combination of the strength of the U.S. labor market, short-term interest rates and U.S. Treasury yields hovering around 1.50% to 2.00%, as of January 31, 2020, relatively modest inflation with the Consumer Price Index at 2.50% on a trailing 12-month basis and a favorable U.S. corporate tax structure helps foster a climate of opportunity for investors, in our opinion. We continue to urge investors to stay the course.

One caveat moving forward is the outbreak of the respiratory disease designated as COVID-19 that has caused significant volatility and declines in global financial markets which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and in either case could result in a substantial downturn or recession. We are continuing to monitor these events.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2020

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

The Trump Administration's efforts to persuade some of the U.S.'s most important economic partners to renegotiate standing trade agreements began in earnest in March 2018, when President Donald J. Trump initiated the first round of tariffs on imported steel and aluminum. This somewhat heavy-handed approach has been operational for 22 months and counting. Some progress, however, has been made. The U.S. and China signed the first phase of a broader trade pact on January 15, 2020. President Trump signed the United States-Mexico-Canada Agreement into law on January 29, 2020, which updated the North American Free Trade Agreement. Progress notwithstanding, we believe that the ongoing trade conflict, particularly with China, has negatively impacted economic growth rates in the U.S. to such an extent that the Federal Reserve (the "Fed") felt compelled to intercede in the matter.

Six months ago, the Fed chose to reverse course with respect to its monetary policy. President Trump had been urging the Fed to cut rates for some time. For those who may not follow the Fed closely, after holding its federal funds target rate (upper bound) at an artificially low 0.25% for seven years (December 2008-December 2015) to help stimulate U.S. economic activity, the Fed spent the better part of the next four years (December 2015-July 2019) increasing its benchmark lending rate in an effort to normalize it. Over that period, the Fed increased the rate from 0.25% to 2.50%. To lend some perspective, the average federal funds target rate (upper bound) was 2.93% for the 30-year period ended January 31, 2020, so the Fed came close to achieving its goal of normalizing it, according to data from Bloomberg. From the end of July 2019 through the end of November 2019, however, the Fed initiated three rate cuts that dropped it from 2.50% to 1.75%, where it still stands.

As previously noted, one of the by-products of the escalation in the use of tariffs by all parties involved has been a slowdown in economic growth, particularly in the U.S. The annualized U.S. real gross domestic product ("GDP") growth rate in the second quarter of 2018 (when new tariffs were introduced) was 3.5%. In 2019, the first, second, third and fourth quarters generated annualized GDP growth rates of 3.1%, 2.0%, 2.1% and 2.1%, respectively, according to data from the Bureau of Economic Analysis. The past three quarters fell below the 2.3% average for the current U.S. economic recovery, which has run from July 2009 to the present, according to the National Bureau of Economic Research. The silver lining in this story, in our opinion, is that the stock and bond markets have continued to perform well despite the slowdown in economic activity.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") listed globally stood at an all-time high of $6.37 trillion in January 2020, up from $5.16 trillion a year ago, according to its own release. Total assets of U.S. listed ETFs/ETPs stood at an all-time high of $4.44 trillion for the same period, up from $3.63 trillion a year ago.

STYLE/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. The flows are reported over time on a rolling 12-month basis. For the 12-month period ended January 31, 2020, U.S. Equity funds/ETFs reported estimated net outflows totaling $58.71 billion, according to data from Morningstar. As has been the case in recent years, investors are favoring passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $175.19 billion, compared to estimated net outflows totaling $233.90 billion for actively managed U.S. Equity funds/ETFs for the same period.

For the 12-month period ended January 31, 2020, U.S. Large Blend, U.S. Large Growth and U.S. Large Value equity funds/ETFs reported estimated net flows totaling $116.55 billion, -$70.74 billion and -$14.96 billion, respectively, according to Morningstar. U.S. Mid-Cap Blend, U.S. Mid-Cap Growth and U.S. Mid-Cap Value equity funds/ETFs reported estimated net flows totaling -$2.16 billion, -$10.49 billion and -$16.15 billion, respectively, for the same period. U.S. Small Blend, U.S. Small Growth and U.S. Small Value equity funds/ETFs reported estimated net flows totaling -$8.16 billion, -$7.64 billion and -$2.99 billion, respectively, for the same period. The only style/market cap that reported net inflows for the 12-month period ended January 31, 2020 was Large-Cap Blend.

For the six-month period ended January 31, 2020, the S&P 500(R) Index posted a total return of 9.31%, according to Bloomberg. Growth stocks outperformed value stocks for the same period. The S&P 500(R) Growth Index posted a total return of 10.30%, compared to 8.16% for the S&P 500(R) Value Index, for the same period. The S&P MidCap 400(R) Index posted a total return of 2.95% for the same period. Growth stocks outperformed value stocks during the period. The S&P MidCap 400(R) Growth Index posted a total return of 3.50%, compared to 2.28% for the S&P MidCap 400(R) Value Index, during the period. The S&P SmallCap 600(R) Index posted a total return of 2.54% for the same period. Growth stocks outperformed value stocks for the same period. The S&P SmallCap 600(R) Growth Index posted a total return of 3.74%, compared to 1.18% for the S&P SmallCap 600(R) Value Index, for the same period.

One caveat moving forward is the outbreak of the respiratory disease designated as COVID-19 that has caused significant volatility and declines in global financial markets which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time and in either case could result in a substantial downturn or recession. We are continuing to monitor these events.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    3.98%      13.70%      8.91%      12.59%       7.44%       53.24%     227.20%      149.25%
Market Price                           3.95%      13.63%      8.89%      12.58%       7.43%       53.11%     226.99%      149.13%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Core Index(1)                       4.33%      14.47%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large Cap Index(1)       9.53%      22.42%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                       9.31%      21.68%     12.37%      13.97%       8.43%       79.17%     269.82%      180.18%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       18.27%
Financials                                   17.80
Industrials                                  12.16
Health Care                                  10.78
Consumer Discretionary                       10.20
Communication Services                        7.22
Utilities                                     6.39
Energy                                        5.48
Materials                                     4.40
Consumer Staples                              4.21
Real Estate                                   3.09
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Tesla, Inc.                                   0.70%
RingCentral, Inc., Class A                    0.55
Paycom Software, Inc.                         0.54
Lennar Corp., Class A                         0.54
TransDigm Group, Inc.                         0.52
D.R. Horton, Inc.                             0.51
Copart, Inc.                                  0.50
DexCom, Inc.                                  0.50
T. Rowe Price Group, Inc.                     0.50
Fortinet, Inc.                                0.49
                                            -------
  Total                                       5.35%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JULY 31, 2009 - JANUARY 31, 2020

            First Trust Large Cap Core      S&P 500(R)
                 AlphaDEX(R) Fund             Index
7/09                 $10,000                 $10,000
1/10                  11,351                  10,987
7/10                  12,226                  11,384
1/11                  14,550                  13,425
7/11                  14,738                  13,621
1/12                  14,846                  13,990
7/12                  15,062                  14,864
1/13                  17,319                  16,337
7/13                  19,792                  18,580
1/14                  21,272                  19,853
7/14                  23,321                  21,727
1/15                  24,235                  22,677
7/15                  25,110                  24,162
1/16                  22,481                  22,526
7/16                  26,013                  25,520
1/17                  27,862                  27,041
7/17                  30,350                  29,613
1/18                  34,742                  34,182
7/18                  34,514                  34,421
1/19                  32,663                  33,390
7/19                  35,717                  37,171
1/20                  37,141                  40,632

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         201              0               0             0
8/1/15 - 7/31/16         148              0               0             0
8/1/16 - 7/31/17         156              0               0             0
8/1/17 - 7/31/18         139              0               0             0
8/1/18 - 7/31/19         123              3               0             0
8/1/19 - 1/31/20          21              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          51              0               0             0
8/1/15 - 7/31/16         103              0               0             0
8/1/16 - 7/31/17          96              0               0             0
8/1/17 - 7/31/18         113              0               0             0
8/1/18 - 7/31/19         122              3               0             0
8/1/19 - 1/31/20         106              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    1.74%       9.52%      7.67%      11.87%       7.83%       44.73%     207.13%      161.02%
Market Price                           1.81%       9.51%      7.65%      11.86%       7.82%       44.60%     206.84%      160.99%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Core
   Index(1)                            2.07%      10.23%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 600 Mid Cap Index(1)         3.16%      12.57%       N/A        N/A          N/A          N/A        N/A          N/A
S&P MidCap 400(R) Index                2.95%      11.27%      8.70%      12.79%       8.23%       51.75%     233.26%      173.78%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   21.15%
Industrials                                  16.77
Consumer Discretionary                       15.94
Information Technology                       13.27
Health Care                                   9.83
Materials                                     5.56
Real Estate                                   5.37
Communication Services                        4.35
Utilities                                     3.35
Energy                                        2.79
Consumer Staples                              1.62
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Teladoc Health, Inc.                          0.46%
Enphase Energy, Inc.                          0.46
Paylocity Holding Corp.                       0.45
PulteGroup, Inc.                              0.44
Santander Consumer USA Holdings, Inc.         0.43
Toll Brothers, Inc.                           0.43
TopBuild Corp.                                0.42
Albemarle Corp.                               0.42
Five9, Inc.                                   0.42
FTI Consulting, Inc.                          0.41
                                            -------
  Total                                       4.34%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JULY 31, 2009 - JANUARY 31, 2020

              First Trust Mid Cap        S&P MidCap
             Core AlphaDEX(R) Fund      400(R) Index
7/09                $10,000               $10,000
1/10                 11,403                11,273
7/10                 12,393                12,282
1/11                 15,215                15,044
7/11                 15,689                15,446
1/12                 15,940                15,450
7/12                 15,794                15,631
1/13                 18,441                18,318
7/13                 20,960                20,789
1/14                 22,890                22,324
7/14                 23,787                23,469
1/15                 24,197                24,753
7/15                 25,106                26,119
1/16                 21,607                23,094
7/16                 25,297                27,563
1/17                 27,670                30,060
7/17                 28,992                31,611
1/18                 33,005                35,354
7/18                 34,012                36,201
1/19                 31,977                33,762
7/19                 34,426                36,490
1/20                 35,022                37,568

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         176              0               0             0
8/1/15 - 7/31/16         138              0               0             0
8/1/16 - 7/31/17         158              0               0             0
8/1/17 - 7/31/18         150              0               0             0
8/1/18 - 7/31/19         143              3               0             0
8/1/19 - 1/31/20          48              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          76              0               0             0
8/1/15 - 7/31/16         113              0               0             0
8/1/16 - 7/31/17          94              0               0             0
8/1/17 - 7/31/18         100              1               1             0
8/1/18 - 7/31/19         101              4               0             0
8/1/19 - 1/31/20          79              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    0.34%       2.94%      6.53%      11.07%       6.50%       37.19%     185.82%      123.09%
Market Price                           0.34%       2.91%      6.51%      11.05%       6.50%       37.09%     185.24%      123.02%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Core
   Index(1)                            0.66%       3.63%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 700 Small Cap Index(1)       2.45%       7.43%       N/A        N/A          N/A          N/A        N/A          N/A
S&P SmallCap 600(R) Index              2.54%       6.57%      9.45%      13.28%       8.06%       57.07%     248.00%      168.38%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  22.01%
Financials                                   18.08
Consumer Discretionary                       15.40
Information Technology                       11.04
Health Care                                   9.83
Real Estate                                   6.35
Materials                                     5.68
Energy                                        5.49
Consumer Staples                              3.87
Communication Services                        1.91
Utilities                                     0.34
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Acceleron Pharma, Inc.                        0.46%
Green Dot Corp., Class A                      0.43
Taylor Morrison Home Corp.                    0.40
Meritage Homes Corp.                          0.39
Redfin Corp.                                  0.39
M/I Homes, Inc.                               0.38
M.D.C. Holdings, Inc.                         0.37
NeoGenomics, Inc.                             0.37
eHealth, Inc.                                 0.37
Perficient, Inc.                              0.36
                                            -------
  Total                                       3.92%
                                            =======

----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JULY 31, 2009 - JANUARY 31, 2020

            First Trust Small Cap      S&P SmallCap
            Core AlphaDEX(R) Fund      600(R) Index
7/09               $10,000               $10,000
1/10                11,180                10,923
7/10                12,063                11,917
1/11                14,477                14,302
7/11                14,984                14,864
1/12                15,588                15,375
7/12                15,196                15,458
1/13                17,681                17,752
7/13                20,756                20,834
1/14                22,777                22,800
7/14                22,759                23,133
1/15                23,294                24,204
7/15                24,002                25,903
1/16                20,534                23,070
7/16                24,530                27,446
1/17                27,208                30,992
7/17                28,463                32,294
1/18                31,608                36,124
7/18                34,071                39,753
1/19                31,046                35,672
7/19                31,847                37,070
1/20                31,955                38,012

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         189              0               0             0
8/1/15 - 7/31/16          94              0               0             0
8/1/16 - 7/31/17         129              0               0             0
8/1/17 - 7/31/18         153              0               0             0
8/1/18 - 7/31/19         146              4               0             0
8/1/19 - 1/31/20          34              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          63              0               0             0
8/1/15 - 7/31/16         157              0               0             0
8/1/16 - 7/31/17         123              0               0             0
8/1/17 - 7/31/18          98              1               0             0
8/1/18 - 7/31/19          99              2               0             0
8/1/19 - 1/31/20          93              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    3.75%       8.61%      6.95%      11.25%       6.59%       39.90%     190.33%      125.46%
Market Price                           3.73%       8.55%      6.93%      11.25%       6.59%       39.82%     190.42%      125.32%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Value Index(1)                      4.10%       9.33%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large Cap Value
   Index(1)                            8.43%      18.35%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                       9.31%      21.68%     12.37%      13.97%       8.43%       79.17%     269.82%      180.18%
S&P 500(R) Value Index                 8.16%      18.30%      9.93%      12.09%       6.16%       60.54%     213.00%      114.07%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   26.81%
Industrials                                  10.28
Utilities                                     9.81
Energy                                        9.79
Consumer Discretionary                        8.23
Health Care                                   7.96
Information Technology                        7.84
Materials                                     6.13
Communication Services                        5.84
Consumer Staples                              5.17
Real Estate                                   2.14
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Lennar Corp., Class A                         1.12%
D.R. Horton, Inc.                             1.06
Ally Financial, Inc.                          0.99
Exelon Corp.                                  0.99
Newmont Corp.                                 0.98
Textron, Inc.                                 0.97
Southwest Airlines Co.                        0.96
Fox Corp., Class A                            0.95
Vornado Realty Trust                          0.94
Micron Technology, Inc.                       0.93
                                            -------
  Total                                       9.89%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      JULY 31, 2009 - JANUARY 31, 2020

            First Trust Large Cap       S&P 500(R)      S&P 500(R)
            Value AlphaDEX(R) Fund        Index         Value Index
7/09               $10,000               $10,000          $10,000
1/10                11,658                10,987           11,108
7/10                12,353                11,384           11,497
1/11                14,544                13,425           13,471
7/11                14,613                13,621           13,242
1/12                15,121                13,990           13,623
7/12                15,337                14,864           14,266
1/13                17,951                16,337           16,275
7/13                20,421                18,580           18,589
1/14                21,564                19,853           19,362
7/14                23,986                21,727           21,244
1/15                24,190                22,677           21,657
7/15                23,917                24,162           22,646
1/16                21,063                22,526           20,880
7/16                24,619                25,520           23,955
1/17                28,184                27,041           25,941
7/17                30,365                29,613           27,392
1/18                33,881                34,182           30,963
7/18                32,831                34,421           30,248
1/19                31,157                33,388           29,389
7/19                32,618                37,168           32,146
1/20                33,847                40,632           34,768

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         197              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 7/31/17         134              0               0             0
8/1/17 - 7/31/18         134              0               0             0
8/1/18 - 7/31/19         143              3               0             0
8/1/19 - 1/31/20          49              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          55              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 7/31/17         118              0               0             0
8/1/17 - 7/31/18         118              0               0             0
8/1/18 - 7/31/19         103              2               0             0
8/1/19 - 1/31/20          78              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                     4.45%     19.32%     10.77%      13.77%        8.04%      66.74%     263.19%      167.76%
Market Price                            4.40%     19.39%     10.75%      13.76%        8.04%      66.62%     263.09%      167.67%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Growth Index(1)                      4.80%     20.12%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large Cap Growth
   Index(1)                            10.65%     26.04%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                        9.31%     21.68%     12.37%      13.97%        8.43%      79.17%     269.82%      180.18%
S&P 500(R) Growth Index                10.30%     24.74%     14.41%      15.64%       10.50%      96.03%     327.74%      256.75%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       30.65%
Industrials                                  14.41
Health Care                                  12.51
Consumer Discretionary                       12.05
Communication Services                        9.51
Financials                                    7.80
Real Estate                                   3.80
Consumer Staples                              3.54
Utilities                                     2.44
Materials                                     2.20
Energy                                        1.09
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Tesla, Inc.                                   1.37%
RingCentral, Inc., Class A                    1.08
Paycom Software, Inc.                         1.06
TransDigm Group, Inc.                         1.01
Brown & Brown, Inc.                           1.00
Copart, Inc.                                  0.98
DexCom, Inc.                                  0.97
Fortinet, Inc.                                0.95
EPAM Systems, Inc.                            0.95
Fair Isaac Corp.                              0.95
                                            -------
  Total                                      10.32%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 31, 2009 - JANUARY 31, 2020

             First Trust Large Cap       S&P 500(R)       S&P 500(R)
            Growth AlphaDEX(R) Fund        Index         Growth Index
7/09                $10,000               $10,000          $10,000
1/10                 10,954                10,987           10,867
7/10                 12,020                11,384           11,271
1/11                 14,545                13,425           13,383
7/11                 14,836                13,621           13,992
1/12                 14,373                13,990           14,362
7/12                 14,556                14,864           15,445
1/13                 16,300                16,337           16,432
7/13                 18,694                18,580           18,610
1/14                 20,530                19,853           20,367
7/14                 22,223                21,727           22,237
1/15                 23,861                22,677           23,709
7/15                 26,073                24,162           25,682
1/16                 23,888                22,526           24,161
7/16                 27,108                25,520           27,039
1/17                 26,802                27,041           28,012
7/17                 29,573                29,613           31,629
1/18                 34,852                34,182           37,167
7/18                 35,542                34,421           38,464
1/19                 33,342                33,390           37,266
7/19                 38,086                37,171           42,139
1/20                 39,784                40,632           46,482

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         206              0               0             0
8/1/15 - 7/31/16         182              0               0             0
8/1/16 - 7/31/17         146              0               0             0
8/1/17 - 7/31/18         158              0               0             0
8/1/18 - 7/31/19         163              3               0             0
8/1/19 - 1/31/20          74              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          46              0               0             0
8/1/15 - 7/31/16          69              0               0             0
8/1/16 - 7/31/17         106              0               0             0
8/1/17 - 7/31/18          94              0               0             0
8/1/18 - 7/31/19          82              3               0             0
8/1/19 - 1/31/20          53              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index, and Nasdaq US 700 Small Cap Index (together, the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    2.16%       4.82%      5.60%      10.57%       6.42%       31.34%     173.02%      120.77%
Market Price                           2.18%       4.74%      5.60%      10.56%       6.41%       31.30%     172.93%      120.59%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Value Index(1)                      2.55%       5.62%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US Multi Cap Value Index(1)     7.51%      16.61%       N/A        N/A          N/A          N/A        N/A          N/A
S&P Composite 1500(R) Index            8.72%      20.56%     12.05%      13.90%       8.43%       76.60%     267.44%      180.34%
S&P Composite 1500(R) Value Index      7.57%      17.17%      9.73%      12.10%       6.29%       59.05%     213.32%      117.49%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   25.91%
Industrials                                  15.06
Consumer Discretionary                       13.72
Energy                                        8.29
Materials                                     7.16
Information Technology                        6.79
Utilities                                     6.13
Health Care                                   4.83
Communication Services                        4.31
Consumer Staples                              3.94
Real Estate                                   3.86
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Lennar Corp., Class A                         0.57%
D.R. Horton, Inc.                             0.54
Ally Financial, Inc.                          0.50
Exelon Corp.                                  0.50
Newmont Corp.                                 0.50
Textron, Inc.                                 0.49
Southwest Airlines Co.                        0.49
Fox Corp., Class A                            0.48
Vornado Realty Trust                          0.47
Micron Technology, Inc.                       0.47
                                            -------
  Total                                       5.01%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 31, 2009 - JANUARY 31, 2020

            First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Value AlphaDEX(R) Fund      1500(R) Index           Value Index
7/09               $10,000                 $10,000                $10,000
1/10                11,611                  11,007                 11,128
7/10                12,365                  11,474                 11,571
1/11                14,760                  13,583                 13,593
7/11                14,854                  13,808                 13,394
1/12                15,506                  14,155                 13,774
7/12                15,393                  14,950                 14,355
1/13                18,148                  16,544                 16,438
7/13                20,923                  18,833                 18,804
1/14                22,415                  20,150                 19,663
7/14                24,141                  21,923                 21,478
1/15                24,138                  22,903                 21,923
7/15                23,962                  24,389                 22,878
1/16                20,689                  22,614                 21,014
7/16                24,436                  25,755                 24,256
1/17                27,942                  27,406                 26,371
7/17                29,191                  29,878                 27,761
1/18                32,289                  34,380                 31,290
7/18                32,196                  34,753                 30,784
1/19                30,245                  33,544                 29,756
7/19                31,031                  37,201                 32,412
1/20                31,704                  40,446                 34,865

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         132              0               0             0
8/1/15 - 7/31/16         109              0               0             0
8/1/16 - 7/31/17          97              0               0             0
8/1/17 - 7/31/18          81              0               0             0
8/1/18 - 7/31/19          99              3               0             0
8/1/19 - 1/31/20          37              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         120              0               0             0
8/1/15 - 7/31/16         142              0               0             0
8/1/16 - 7/31/17         155              0               0             0
8/1/17 - 7/31/18         171              0               0             0
8/1/18 - 7/31/19         148              1               0             0
8/1/19 - 1/31/20          89              0               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index and Nasdaq US 700 Small Cap Index (together the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/20     1/31/20    1/31/20    1/31/20     to 1/31/20    1/31/20    1/31/20     to 1/31/20
FUND PERFORMANCE
NAV                                    3.14%      16.04%     10.64%      13.56%        8.19%      65.76%     256.61%      172.51%
Market Price                           3.17%      15.98%     10.62%      13.56%        8.19%      65.62%     256.69%      172.33%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Growth Index(1)                     3.49%      16.87%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US Multi Cap Growth
   Index(1)                            9.86%      24.83%       N/A        N/A          N/A          N/A        N/A          N/A
S&P Composite 1500(R) Index            8.72%      20.56%     12.05%      13.90%        8.43%      76.60%     267.44%      180.34%
S&P Composite 1500(R) Growth
   Index                               9.71%      23.64%     13.99%      15.50%       10.41%      92.45%     322.54%      252.83%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       25.20%
Health Care                                  16.46
Industrials                                  15.23
Consumer Discretionary                       12.04
Financials                                   10.79
Communication Services                        7.04
Real Estate                                   4.82
Consumer Staples                              2.98
Materials                                     2.29
Utilities                                     2.08
Energy                                        1.07
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Tesla, Inc.                                   0.69%
RingCentral, Inc., Class A                    0.54
Paycom Software, Inc.                         0.54
TransDigm Group, Inc.                         0.51
Brown & Brown, Inc.                           0.51
Copart, Inc.                                  0.50
DexCom, Inc.                                  0.49
Fortinet, Inc.                                0.48
EPAM Systems, Inc.                            0.48
Fair Isaac Corp.                              0.48
                                            -------
  Total                                       5.22%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 31, 2009 - JANUARY 31, 2020

             First Trust Multi Cap       S&P Composite         S&P Composite
            Growth AlphaDEX(R) Fund      1500(R) Index      1500(R) Growth Index
7/09                $10,000                 $10,000               $10,000
1/10                 10,977                  11,007                10,888
7/10                 12,065                  11,474                11,377
1/11                 14,683                  13,583                13,577
7/11                 15,291                  13,808                14,222
1/12                 14,994                  14,155                14,546
7/12                 15,123                  14,950                15,538
1/13                 17,027                  16,544                16,684
7/13                 19,358                  18,833                18,902
1/14                 21,344                  20,150                20,666
7/14                 22,192                  21,923                22,402
1/15                 23,616                  22,903                23,903
7/15                 25,716                  24,389                25,913
1/16                 23,034                  22,614                24,216
7/16                 26,399                  25,755                27,226
1/17                 26,900                  27,406                28,323
7/17                 29,526                  29,878                31,801
1/18                 34,525                  34,380                37,252
7/18                 36,261                  34,755                38,593
1/19                 33,730                  33,546                37,208
7/19                 37,950                  37,202                41,933
1/20                 39,145                  40,444                46,007

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         162              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         156              0               0             0
8/1/17 - 7/31/18         171              0               0             0
8/1/18 - 7/31/19          92              4               0             0
8/1/19 - 1/31/20          16              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          96              0               0             0
8/1/17 - 7/31/18          81              0               0             0
8/1/18 - 7/31/19         152              3               0             0
8/1/19 - 1/31/20         111              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL             CUMULATIVE
                                                                                TOTAL RETURNS            TOTAL RETURNS
                                                     6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                      Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                                     1/31/20     1/31/20    1/31/20    to 1/31/20    1/31/20    to 1/31/20
FUND PERFORMANCE
NAV                                                   -0.19%      1.30%      4.60%       7.60%       25.22%       90.40%
Market Price                                          -0.17%      1.27%      4.60%       7.60%       25.22%       90.34%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Value
   Index(1)                                           0.21%       2.13%       N/A         N/A          N/A         N/A
Nasdaq US 600 Mid Cap Value Index(1)                  1.62%       7.04%       N/A         N/A          N/A         N/A
S&P MidCap 400(R) Value Index                         2.28%       8.21%      7.82%       9.97%       45.69%      130.44%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   29.66%
Consumer Discretionary                       18.71
Industrials                                  17.74
Materials                                     8.43
Real Estate                                   5.35
Energy                                        5.13
Information Technology                        4.90
Utilities                                     3.87
Communication Services                        2.88
Health Care                                   1.72
Consumer Staples                              1.61
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Santander Consumer USA Holdings, Inc.         0.89%
Toll Brothers, Inc.                           0.88
JetBlue Airways Corp.                         0.83
Spirit Airlines, Inc.                         0.80
CIT Group, Inc.                               0.79
Equity Commonwealth                           0.78
Brighthouse Financial, Inc.                   0.78
National General Holdings Corp.               0.77
Gap (The), Inc.                               0.77
SLM Corp.                                     0.77
                                            -------
  Total                                       8.06%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 19, 2011 - JANUARY 31, 2020

             First Trust Mid Cap        S&P MidCap 400(R)
            Value AlphaDEX(R) Fund         Value Index
4/11               $10,000                   $10,000
7/11                 9,625                     9,581
1/12                 9,982                     9,720
7/12                 9,935                     9,869
1/13                11,765                    11,640
7/13                13,549                    13,358
1/14                14,657                    14,305
7/14                15,487                    15,311
1/15                15,205                    15,816
7/15                15,351                    16,204
1/16                13,091                    14,376
7/16                15,539                    17,468
1/17                17,704                    19,524
7/17                17,984                    20,073
1/18                19,750                    21,915
7/18                19,925                    22,582
1/19                18,796                    21,295
7/19                19,078                    22,530
1/20                19,040                    23,044

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         188              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 7/31/17         173              0               0             0
8/1/17 - 7/31/18         125              0               0             0
8/1/18 - 7/31/19         131              4               0             0
8/1/19 - 1/31/20          39              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          64              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 7/31/17          79              0               0             0
8/1/17 - 7/31/18         127              0               0             0
8/1/18 - 7/31/19         113              2               1             0
8/1/19 - 1/31/20          88              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL             CUMULATIVE
                                                                                TOTAL RETURNS            TOTAL RETURNS
                                                     6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                      Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                                     1/31/20     1/31/20    1/31/20    to 1/31/20    1/31/20    to 1/31/20
FUND PERFORMANCE
NAV                                                   3.77%      18.14%     10.90%       10.77%      67.77%      145.70%
Market Price                                          3.79%      18.20%     10.87%       10.78%      67.52%      145.75%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Growth
   Index(1)                                           4.15%      19.03%       N/A         N/A          N/A         N/A
Nasdaq US 600 Mid Cap Growth Index(1)                 4.71%      18.20%       N/A         N/A          N/A         N/A
S&P MidCap 400(R) Growth Index                        3.50%      14.14%      9.33%       10.52%      56.19%      140.75%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                      23.03%
Health Care                                 20.27
Industrials                                 14.21
Consumer Discretionary                      13.60
Financials                                  10.58
Communication Services                       6.59
Real Estate                                  5.26
Materials                                    2.53
Utilities                                    1.88
Consumer Staples                             1.66
Energy                                       0.39
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Teladoc Health, Inc.                          0.89%
Enphase Energy, Inc.                          0.89
Paylocity Holding Corp.                       0.86
TopBuild Corp.                                0.82
Five9, Inc.                                   0.80
FTI Consulting, Inc.                          0.80
DocuSign, Inc.                                0.78
LHC Group, Inc.                               0.78
Amedisys, Inc.                                0.78
Churchill Downs, Inc.                         0.77
                                            -------
  Total                                       8.17%
                                            =======

----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 19, 2011 - JANUARY 31, 2020

              First Trust Mid Cap        S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index
4/11                $10,000                   $10,000
7/11                  9,881                     9,910
1/12                  9,804                     9,779
7/12                  9,673                     9,861
1/13                 11,050                    11,485
7/13                 12,290                    12,894
1/14                 13,612                    13,883
7/14                 13,824                    14,345
1/15                 14,646                    15,414
7/15                 15,748                    16,711
1/16                 13,744                    14,724
7/16                 15,753                    17,266
1/17                 16,331                    18,295
7/17                 17,791                    19,634
1/18                 21,047                    22,457
7/18                 22,251                    22,846
1/19                 20,796                    21,092
7/19                 23,678                    23,261
1/20                 24,570                    24,075

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         192              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         178              0               0             0
8/1/17 - 7/31/18         208              0               0             0
8/1/18 - 7/31/19         140              4               0             0
8/1/19 - 1/31/20          54              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          60              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          74              0               0             0
8/1/17 - 7/31/18          44              0               0             0
8/1/18 - 7/31/19         105              2               0             0
8/1/19 - 1/31/20          73              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Value Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL             CUMULATIVE
                                                                                TOTAL RETURNS            TOTAL RETURNS
                                                     6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                      Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                                     1/31/20     1/31/20    1/31/20    to 1/31/20    1/31/20    to 1/31/20
FUND PERFORMANCE
NAV                                                   1.74%       0.92%      3.70%        7.70%      19.94%       91.85%
Market Price                                          2.15%       1.24%      3.77%        7.74%      20.32%       92.46%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Value
   Index(1)                                           2.15%       1.76%       N/A         N/A          N/A         N/A
Nasdaq US 700 Small Cap Value Index(1)                1.52%       3.96%       N/A         N/A          N/A         N/A
S&P SmallCap 600(R) Value Index                       1.18%       3.77%      7.98%       10.33%      46.82%      137.17%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  23.38%
Consumer Discretionary                       20.29
Financials                                   17.77
Energy                                        9.28
Materials                                     7.87
Information Technology                        6.99
Real Estate                                   6.01
Consumer Staples                              4.35
Communication Services                        2.57
Health Care                                   1.49
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Green Dot Corp., Class A                      0.90%
Taylor Morrison Home Corp.                    0.83
Meritage Homes Corp.                          0.81
M/I Homes, Inc.                               0.79
TRI Pointe Group, Inc.                        0.73
Enova International, Inc.                     0.73
Employers Holdings, Inc.                      0.72
AVX Corp.                                     0.69
Adtalem Global Education, Inc.                0.69
Arcosa, Inc.                                  0.69
                                            -------
  Total                                       7.58%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 19, 2011 - JANUARY 31, 2020

            First Trust Small Cap       S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund          Value Index
4/11               $10,000                    $10,000
7/11                 9,930                      9,813
1/12                10,692                     10,331
7/12                10,005                     10,231
1/13                11,945                     11,945
7/13                14,241                     14,054
1/14                15,577                     15,278
7/14                15,931                     15,723
1/15                15,996                     16,154
7/15                15,630                     16,701
1/16                13,090                     14,973
7/16                15,754                     18,195
1/17                18,060                     20,662
7/17                18,181                     21,216
1/18                19,883                     23,634
7/18                20,883                     25,612
1/19                19,012                     22,856
7/19                18,859                     23,442
1/20                19,185                     23,717

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         164              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         125              0               0             0
8/1/17 - 7/31/18         132              0               0             0
8/1/18 - 7/31/19         136              3               0             0
8/1/19 - 1/31/20          62              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          88              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         127              0               0             0
8/1/17 - 7/31/18         119              1               0             0
8/1/18 - 7/31/19         111              1               0             0
8/1/19 - 1/31/20          64              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowing) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Growth Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL             CUMULATIVE
                                                                                TOTAL RETURNS            TOTAL RETURNS
                                                     6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                      Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                                     1/31/20     1/31/20    1/31/20    to 1/31/20    1/31/20    to 1/31/20
FUND PERFORMANCE
NAV                                                   -1.15%      5.14%      9.80%       10.14%      59.62%      133.64%
Market Price                                          -1.15%      5.07%      9.80%       10.13%      59.60%      133.54%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Growth
   Index(1)                                           -0.80%      5.92%       N/A         N/A          N/A         N/A
Nasdaq US 700 Small Cap Growth Index(1)                3.45%     11.17%       N/A         N/A          N/A         N/A
S&P SmallCap 600(R) Growth Index                       3.74%      9.26%     10.91%       11.95%      67.80%      169.70%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  20.83%
Industrials                                  18.93
Financials                                   18.85
Information Technology                       14.42
Consumer Discretionary                        9.64
Real Estate                                   6.77
Consumer Staples                              3.55
Materials                                     2.15
Energy                                        2.08
Utilities                                     1.44
Communication Services                        1.34
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Acceleron Pharma, Inc.                        0.89%
Momenta Pharmaceuticals, Inc.                 0.76
Redfin Corp.                                  0.75
Nevro Corp.                                   0.73
NeoGenomics, Inc.                             0.72
eHealth, Inc.                                 0.71
Cannae Holdings, Inc.                         0.71
SeaWorld Entertainment, Inc.                  0.71
Perficient, Inc.                              0.70
Installed Building Products, Inc.             0.70
                                            -------
  Total                                       7.38%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 19, 2011 - JANUARY 31, 2020

             First Trust Small Cap       S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund         Growth Index
4/11                $10,000                    $10,000
7/11                  9,920                      9,982
1/12                  9,826                     10,155
7/12                 10,157                     10,362
1/13                 11,338                     11,710
7/13                 13,014                     13,710
1/14                 14,413                     15,107
7/14                 13,992                     15,093
1/15                 14,637                     16,071
7/15                 16,115                     17,778
1/16                 14,186                     15,737
7/16                 16,685                     18,361
1/17                 17,809                     20,597
7/17                 19,540                     21,757
1/18                 22,008                     24,431
7/18                 24,592                     27,311
1/19                 22,219                     24,686
7/19                 23,630                     25,997
1/20                 23,364                     26,970

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         209              0               0             0
8/1/15 - 7/31/16         141              0               0             0
8/1/16 - 7/31/17         175              0               0             0
8/1/17 - 7/31/18         159              0               0             0
8/1/18 - 7/31/19          71              5               0             0
8/1/19 - 1/31/20          26              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          43              0               0             0
8/1/15 - 7/31/16         110              0               0             0
8/1/16 - 7/31/17          77              0               0             0
8/1/17 - 7/31/18          92              1               0             0
8/1/18 - 7/31/19         172              3               0             0
8/1/19 - 1/31/20         101              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mega Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FMK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select mega cap stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL             CUMULATIVE
                                                                                TOTAL RETURNS            TOTAL RETURNS
                                                     6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                                      Ended       Ended      Ended     (5/11/11)      Ended     (5/11/11)
                                                     1/31/20     1/31/20    1/31/20    to 1/31/20    1/31/20    to 1/31/20
FUND PERFORMANCE
NAV                                                    6.23%     13.13%      9.64%       9.27%       58.42%      116.71%
Market Price                                           6.18%     12.91%      9.61%       9.26%       58.24%      116.53%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mega Cap
   Index(1)                                            6.63%     14.00%       N/A         N/A          N/A         N/A
Nasdaq US 500 Large Cap Index(1)                       9.53%     22.42%       N/A         N/A          N/A         N/A
S&P 100(R) Index                                      10.99%     23.94%     13.02%       13.20%      84.40%      195.02%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   20.57%
Communication Services                       18.12
Information Technology                       13.86
Consumer Discretionary                       12.65
Health Care                                  12.53
Energy                                        8.44
Industrials                                   5.31
Utilities                                     4.38
Consumer Staples                              4.14
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Tesla, Inc.                                   5.22%
Intel Corp.                                   3.59
Charter Communications, Inc., Class A         3.58
T-Mobile US, Inc.                             3.39
Pfizer, Inc.                                  3.19
JPMorgan Chase & Co.                          3.19
Citigroup, Inc.                               3.13
ConocoPhillips                                3.07
Chevron Corp.                                 2.98
Target Corp.                                  2.90
                                            -------
  Total                                      34.24%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)

      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            MAY 11, 2011 - JANUARY 31, 2020

              First Trust Mega        S&P 100(R)
            Cap AlphaDEX(R) Fund        Index
5/11              $10,000              $10,000
7/11                9,612                9,761
1/12                9,571               10,120
7/12                9,248               10,960
1/13               10,467               11,784
7/13               11,969               13,341
1/14               12,545               14,108
7/14               13,829               15,520
1/15               13,679               15,998
7/15               14,699               17,202
1/16               13,304               16,228
7/16               14,726               18,190
1/17               15,712               19,216
7/17               17,097               21,066
1/18               20,050               24,464
7/18               19,759               24,536
1/19               19,156               23,803
7/19               20,400               26,581
1/20               21,671               29,502

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through January 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         166              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          85              0               0             0
8/1/17 - 7/31/18         136              0               0             0
8/1/18 - 7/31/19         197              5               0             0
8/1/19 - 1/31/20          26              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          86              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         167              0               0             0
8/1/17 - 7/31/18         116              0               0             0
8/1/18 - 7/31/19          46              2               1             0
8/1/19 - 1/31/20         101              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2020 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2019     JANUARY 31, 2020      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,039.80             0.59%             $3.03
Hypothetical (5% return before expenses)            $1,000.00           $1,022.17             0.59%             $3.00

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,017.40             0.60%             $3.04
Hypothetical (5% return before expenses)            $1,000.00           $1,022.12             0.60%             $3.05

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,003.40             0.62%             $3.12
Hypothetical (5% return before expenses)            $1,000.00           $1,022.02             0.62%             $3.15

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,037.50             0.60%             $3.07
Hypothetical (5% return before expenses)            $1,000.00           $1,022.12             0.60%             $3.05

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $1,044.50             0.60%             $3.08
Hypothetical (5% return before expenses)            $1,000.00           $1,022.12             0.60%             $3.05

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2020 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2019     JANUARY 31, 2020      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,021.60             0.70%             $3.56
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%             $3.56

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,031.40             0.63%             $3.22
Hypothetical (5% return before expenses)            $1,000.00           $1,021.97             0.63%             $3.20

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00             $998.10             0.70%             $3.52
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%             $3.56

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,037.70             0.70%             $3.59
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%             $3.56

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $1,017.40             0.70%             $3.55
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%             $3.56

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00             $988.50             0.70%             $3.50
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%             $3.56

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00           $1,062.30             0.70%             $3.63
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%             $3.56


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2019 through January 31, 2020), multiplied by 184/366 (to reflect the six-month period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.6%
       38,901  Arconic, Inc.                    $     1,165,085
       20,362  General Dynamics Corp.                 3,572,309
       12,100  L3Harris Technologies, Inc.            2,678,093
        6,148  Lockheed Martin Corp.                  2,632,082
       10,441  Northrop Grumman Corp.                 3,910,885
       13,817  Teledyne Technologies, Inc. (a)        5,044,034
      134,191  Textron, Inc.                          6,163,393
       10,688  TransDigm Group, Inc.                  6,875,377
       15,985  United Technologies Corp.              2,400,947
                                                ---------------
                                                     34,442,205
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.8%
       61,226  C.H. Robinson Worldwide, Inc.          4,421,742
       46,026  Expeditors International of
                  Washington, Inc.                    3,361,739
       15,833  FedEx Corp.                            2,290,085
       10,224  United Parcel Service, Inc.,
                  Class B                             1,058,388
                                                ---------------
                                                     11,131,954
                                                ---------------
               AIRLINES -- 1.4%
       41,735  American Airlines Group, Inc.          1,120,167
      102,341  Delta Air Lines, Inc.                  5,704,487
      110,873  Southwest Airlines Co.                 6,095,798
       67,941  United Airlines Holdings,
                  Inc. (a)                            5,081,987
                                                ---------------
                                                     18,002,439
                                                ---------------
               AUTO COMPONENTS -- 0.2%
       25,207  Aptiv PLC                              2,137,301
                                                ---------------
               AUTOMOBILES -- 1.2%
      128,707  Ford Motor Co.                         1,135,196
      163,523  General Motors Co.                     5,460,033
       14,305  Tesla, Inc. (a)                        9,306,404
                                                ---------------
                                                     15,901,633
                                                ---------------
               BANKS -- 4.2%
      101,959  Bank of America Corp.                  3,347,314
       59,932  Citigroup, Inc.                        4,459,540
      117,900  Citizens Financial Group, Inc.         4,395,312
       66,731  Comerica, Inc.                         4,081,268
      155,756  Fifth Third Bancorp                    4,431,258
      317,503  Huntington Bancshares, Inc.            4,308,516
       25,761  JPMorgan Chase & Co.                   3,409,726
      236,557  KeyCorp                                4,425,981
       21,154  M&T Bank Corp.                         3,564,872
       22,496  PNC Financial Services Group
                  (The), Inc.                         3,341,781
      279,017  Regions Financial Corp.                4,344,295
       14,303  SVB Financial Group (a)                3,437,440
       60,567  U.S. Bancorp                           3,223,376
       88,994  Wells Fargo & Co.                      4,177,378
                                                ---------------
                                                     54,948,057
                                                ---------------
               BEVERAGES -- 0.6%
       35,412  Brown-Forman Corp., Class B            2,395,268
       66,622  Molson Coors Beverage Co.,
                  Class B                             3,702,851


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BEVERAGES (CONTINUED)
       18,834  Monster Beverage Corp. (a)       $     1,254,344
                                                ---------------
                                                      7,352,463
                                                ---------------
               BIOTECHNOLOGY -- 2.1%
        9,931  Amgen, Inc.                            2,145,592
       20,169  Biogen, Inc. (a)                       5,422,436
       12,944  Exact Sciences Corp. (a)               1,207,416
       18,419  Gilead Sciences, Inc.                  1,164,081
       27,416  Incyte Corp. (a)                       2,003,287
       12,751  Regeneron Pharmaceuticals,
                  Inc. (a)                            4,309,073
        9,276  Sarepta Therapeutics, Inc. (a)         1,075,645
       52,379  Seattle Genetics, Inc. (a)             5,677,360
       21,867  Vertex Pharmaceuticals, Inc. (a)       4,964,902
                                                ---------------
                                                     27,969,792
                                                ---------------
               BUILDING PRODUCTS -- 0.5%
       38,445  Allegion PLC                           4,971,707
       24,942  Masco Corp.                            1,185,244
                                                ---------------
                                                      6,156,951
                                                ---------------
               CAPITAL MARKETS -- 5.2%
       14,370  Ameriprise Financial, Inc.             2,376,942
       95,131  Bank of New York Mellon (The)
                  Corp.                               4,259,966
        2,380  BlackRock, Inc.                        1,255,093
       42,796  Blackstone Group (The), Inc.,
                  Class A                             2,613,552
        9,975  Cboe Global Markets, Inc.              1,229,120
       25,168  Charles Schwab (The) Corp.             1,146,402
      105,531  E*TRADE Financial Corp.                4,497,731
      230,366  Franklin Resources, Inc.               5,828,260
       20,825  Goldman Sachs Group (The),
                  Inc.                                4,951,144
       12,629  MarketAxess Holdings, Inc.             4,472,939
       15,124  Moody's Corp.                          3,883,692
       93,661  Morgan Stanley                         4,894,724
       13,908  MSCI, Inc.                             3,974,906
       22,352  Nasdaq, Inc.                           2,603,114
       22,535  Northern Trust Corp.                   2,204,148
       53,521  Raymond James Financial, Inc.          4,893,425
       13,150  S&P Global, Inc.                       3,862,550
       45,397  State Street Corp.                     3,433,375
       49,121  T. Rowe Price Group, Inc.              6,559,127
                                                ---------------
                                                     68,940,210
                                                ---------------
               CHEMICALS -- 2.8%
       29,165  Celanese Corp.                         3,018,577
      100,292  CF Industries Holdings, Inc.           4,039,762
       74,578  DuPont de Nemours, Inc.                3,816,902
       75,508  Eastman Chemical Co.                   5,381,455
       59,957  FMC Corp.                              5,731,290
        9,279  International Flavors &
                  Fragrances, Inc. (b)                1,216,570
       63,346  LyondellBasell Industries N.V.,
                  Class A                             4,932,120
      221,253  Mosaic (The) Co.                       4,389,660
        8,966  PPG Industries, Inc.                   1,074,485
        6,154  Sherwin-Williams (The) Co.             3,427,716
                                                ---------------
                                                     37,028,537
                                                ---------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.8%
       13,345  Cintas Corp.                     $     3,722,855
       65,811  Copart, Inc. (a)                       6,677,184
                                                ---------------
                                                     10,400,039
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.3%
        8,560  Martin Marietta Materials, Inc.        2,258,128
       16,627  Vulcan Materials Co.                   2,354,882
                                                ---------------
                                                      4,613,010
                                                ---------------
               CONSUMER FINANCE -- 1.8%
      195,841  Ally Financial, Inc.                   6,272,787
       19,230  American Express Co.                   2,497,400
       58,156  Capital One Financial Corp.            5,803,969
       56,449  Discover Financial Services            4,241,013
      166,201  Synchrony Financial                    5,386,575
                                                ---------------
                                                     24,201,744
                                                ---------------
               CONTAINERS & PACKAGING -- 0.3%
      103,973  International Paper Co.                4,233,781
                                                ---------------
               DISTRIBUTORS -- 0.2%
       22,536  Genuine Parts Co.                      2,108,693
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
       21,139  Berkshire Hathaway, Inc.,
                  Class B (a)                         4,744,226
      193,217  Equitable Holdings, Inc.               4,641,072
                                                ---------------
                                                      9,385,298
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
      153,145  AT&T, Inc.                             5,761,315
       77,980  Verizon Communications, Inc.           4,635,131
                                                ---------------
                                                     10,396,446
                                                ---------------
               ELECTRIC UTILITIES -- 3.5%
       65,623  Alliant Energy Corp.                   3,895,381
       52,493  Duke Energy Corp.                      5,124,891
       15,873  Edison International                   1,215,078
       29,975  Entergy Corp.                          3,942,312
       36,780  Evergy, Inc.                           2,654,045
       28,141  Eversource Energy                      2,601,354
      131,277  Exelon Corp.                           6,247,472
       49,259  FirstEnergy Corp.                      2,501,865
        4,943  NextEra Energy, Inc.                   1,325,713
       53,240  Pinnacle West Capital Corp.            5,201,016
      133,444  PPL Corp.                              4,829,338
       37,582  Southern (The) Co.                     2,645,773
       56,558  Xcel Energy, Inc.                      3,913,248
                                                ---------------
                                                     46,097,486
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
       36,003  AMETEK, Inc.                           3,497,692
       50,549  Eaton Corp. PLC                        4,775,364
       47,088  Emerson Electric Co.                   3,372,913
                                                ---------------
                                                     11,645,969
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.2%
       33,179  Amphenol Corp., Class A          $     3,300,315
       41,900  CDW Corp.                              5,465,855
      205,596  Corning, Inc.                          5,487,357
       34,988  Keysight Technologies, Inc. (a)        3,253,534
       49,957  TE Connectivity Ltd.                   4,605,037
       28,712  Trimble, Inc. (a)                      1,220,834
       23,429  Zebra Technologies Corp.,
                  Class A (a)                         5,600,000
                                                ---------------
                                                     28,932,932
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.6%
       93,404  Baker Hughes Co.                       2,023,131
      244,581  Halliburton Co.                        5,334,311
                                                ---------------
                                                      7,357,442
                                                ---------------
               ENTERTAINMENT -- 1.5%
       60,433  Activision Blizzard, Inc.              3,534,122
       55,668  Electronic Arts, Inc. (a)              6,007,690
       52,082  Liberty Media Corp.-Liberty
                  Formula One, Class C (a)            2,436,917
       50,245  Live Nation Entertainment,
                  Inc. (a)                            3,424,699
        7,398  Netflix, Inc. (a)                      2,552,976
        9,776  Take-Two Interactive Software,
                  Inc. (a)                            1,218,481
        8,276  Walt Disney (The) Co.                  1,144,653
                                                ---------------
                                                     20,319,538
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.8%
       14,815  Alexandria Real Estate Equities,
                  Inc.                                2,417,808
       10,418  American Tower Corp.                   2,414,267
        8,683  Boston Properties, Inc.                1,244,708
        8,421  Crown Castle International
                  Corp.                               1,261,803
        9,996  Digital Realty Trust, Inc.             1,229,408
       34,526  Duke Realty Corp.                      1,253,639
        4,102  Equinix, Inc.                          2,419,073
       34,010  Equity LifeStyle Properties, Inc.      2,474,228
      322,636  Host Hotels & Resorts, Inc.            5,271,872
       39,938  Invitation Homes, Inc.                 1,256,849
        9,077  Mid-America Apartment
                  Communities, Inc.                   1,245,455
       40,284  Prologis, Inc.                         3,741,578
        4,966  SBA Communications Corp.               1,239,315
       15,948  Sun Communities, Inc.                  2,586,287
       46,849  VICI Properties, Inc.                  1,255,553
       89,998  Vornado Realty Trust                   5,919,168
                                                ---------------
                                                     37,231,011
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.0%
      165,159  Kroger (The) Co.                       4,436,171
       13,992  Sysco Corp.                            1,149,303
      101,509  Walgreens Boots Alliance, Inc.         5,161,732
       20,143  Walmart, Inc.                          2,306,172
                                                ---------------
                                                     13,053,378
                                                ---------------


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS -- 2.1%
      103,299  Archer-Daniels-Midland Co.       $     4,623,663
      104,877  Conagra Brands, Inc.                   3,452,551
       67,045  General Mills, Inc.                    3,501,090
       53,070  Hormel Foods Corp.                     2,508,088
       45,980  J.M. Smucker (The) Co.                 4,763,988
       55,655  Lamb Weston Holdings, Inc.             5,081,858
       52,592  Tyson Foods, Inc., Class A             4,345,677
                                                ---------------
                                                     28,276,915
                                                ---------------
               GAS UTILITIES -- 0.3%
       32,101  Atmos Energy Corp.                     3,756,780
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.5%
       12,870  Align Technology, Inc. (a)             3,308,877
       26,470  Boston Scientific Corp. (a)            1,108,299
        7,799  Danaher Corp.                          1,254,625
       21,153  DENTSPLY SIRONA, Inc.                  1,184,568
       27,361  DexCom, Inc. (a)                       6,587,161
       15,393  Edwards Lifesciences Corp. (a)         3,384,305
       22,927  Hologic, Inc. (a)                      1,227,053
        4,049  Intuitive Surgical, Inc. (a)           2,266,549
       10,552  Medtronic PLC                          1,218,123
       15,449  ResMed, Inc.                           2,455,927
        9,539  Teleflex, Inc.                         3,543,834
       16,858  Varian Medical Systems, Inc. (a)       2,369,729
       23,887  West Pharmaceutical Services,
                  Inc.                                3,725,178
                                                ---------------
                                                     33,634,228
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.4%
       14,079  AmerisourceBergen Corp.                1,204,599
       11,889  Anthem, Inc.                           3,153,914
       57,118  Centene Corp. (a)                      3,587,582
       23,413  Cigna Corp.                            4,504,193
       64,448  CVS Health Corp.                       4,370,863
       31,907  DaVita, Inc. (a)                       2,548,412
       16,196  HCA Healthcare, Inc.                   2,248,005
       53,821  Henry Schein, Inc. (a)                 3,710,420
        9,797  Humana, Inc.                           3,294,143
       28,304  Laboratory Corp. of America
                  Holdings (a)                        4,964,522
       44,836  Quest Diagnostics, Inc.                4,962,000
        8,142  UnitedHealth Group, Inc.               2,218,288
       33,374  Universal Health Services, Inc.,
                  Class B                             4,575,909
                                                ---------------
                                                     45,342,850
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.1%
       16,311  Cerner Corp.                           1,171,619
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.6%
      117,742  Carnival Corp.                         5,125,309
        4,291  Chipotle Mexican Grill, Inc. (a)       3,719,267
       32,941  Darden Restaurants, Inc.               3,835,321
        8,148  Domino's Pizza, Inc.                   2,295,699
       53,963  Hilton Worldwide Holdings, Inc.        5,817,211


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       17,337  Las Vegas Sands Corp.            $     1,132,280
       23,714  Marriott International, Inc.,
                  Class A                             3,321,383
       35,977  MGM Resorts International              1,117,446
      102,462  Norwegian Cruise Line
                  Holdings Ltd. (a)                   5,517,579
       44,828  Royal Caribbean Cruises Ltd.           5,248,462
       27,228  Starbucks Corp.                        2,309,751
        4,991  Vail Resorts, Inc.                     1,170,439
       34,478  Wynn Resorts Ltd.                      4,349,745
       49,862  Yum China Holdings, Inc.               2,147,556
                                                ---------------
                                                     47,107,448
                                                ---------------
               HOUSEHOLD DURABLES -- 1.7%
      113,458  D.R. Horton, Inc.                      6,716,714
       49,076  Garmin Ltd.                            4,757,918
      107,276  Lennar Corp., Class A                  7,118,835
          944  NVR, Inc. (a)                          3,603,220
                                                ---------------
                                                     22,196,687
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
        8,702  Kimberly-Clark Corp.                   1,246,475
       19,168  Procter & Gamble (The) Co.             2,388,716
                                                ---------------
                                                      3,635,191
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.3%
      120,300  AES Corp.                              2,389,158
       52,065  Vistra Energy Corp.                    1,172,504
                                                ---------------
                                                      3,561,662
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.4%
       13,569  3M Co.                                 2,152,858
      107,257  General Electric Co.                   1,335,350
       13,525  Honeywell International, Inc.          2,342,800
                                                ---------------
                                                      5,831,008
                                                ---------------
               INSURANCE -- 5.9%
       67,882  Aflac, Inc.                            3,500,675
       42,578  Allstate (The) Corp.                   5,047,196
       93,279  American International Group,
                  Inc.                                4,688,203
      111,632  Arch Capital Group Ltd. (a)            4,929,669
       12,570  Arthur J. Gallagher & Co.              1,289,305
      121,275  Brown & Brown, Inc.                    5,445,247
       15,380  Chubb Ltd.                             2,337,606
        4,325  Everest Re Group Ltd.                  1,196,165
      105,578  Fidelity National Financial, Inc.      5,146,928
       34,120  Globe Life, Inc.                       3,557,351
       78,788  Hartford Financial Services
                  Group (The), Inc.                   4,670,553
       60,853  Lincoln National Corp.                 3,315,271
       22,804  Loews Corp.                            1,173,266
        1,047  Markel Corp. (a)                       1,228,100
       32,232  Marsh & McLennan Cos., Inc.            3,605,472
      117,419  MetLife, Inc.                          5,836,898
       87,053  Principal Financial Group, Inc.        4,609,456
       16,535  Progressive (The) Corp.                1,334,209


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       51,078  Prudential Financial, Inc.       $     4,651,163
       22,023  Reinsurance Group of America,
                  Inc.                                3,172,413
       34,960  Travelers (The) Cos., Inc.             4,601,435
       34,645  W.R. Berkley Corp.                     2,547,447
                                                ---------------
                                                     77,884,028
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.7%
        2,682  Alphabet, Inc., Class A (a)            3,842,716
       23,328  Facebook, Inc., Class A (a)            4,710,157
       19,221  IAC/InterActiveCorp (a)                4,682,043
      219,900  Snap, Inc., Class A (a)                4,041,762
      104,221  Zillow Group, Inc., Class C (a)        4,816,052
                                                ---------------
                                                     22,092,730
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.7%
        1,296  Amazon.com, Inc. (a)                   2,603,301
          587  Booking Holdings, Inc. (a)             1,074,533
       99,445  eBay, Inc.                             3,337,374
       22,137  Expedia Group, Inc.                    2,400,758
                                                ---------------
                                                      9,415,966
                                                ---------------
               IT SERVICES -- 4.1%
       17,054  Accenture PLC, Class A                 3,499,651
       13,856  Akamai Technologies, Inc. (a)          1,293,458
       67,312  Booz Allen Hamilton Holding
                  Corp.                               5,253,029
       96,499  Cognizant Technology Solutions
                  Corp., Class A                      5,923,109
       95,529  DXC Technology Co.                     3,045,465
       28,210  EPAM Systems, Inc. (a)                 6,435,829
       20,704  Fiserv, Inc. (a)                       2,455,701
        4,160  FleetCor Technologies, Inc. (a)        1,311,357
        7,767  Gartner, Inc. (a)                      1,248,778
       13,113  Global Payments, Inc.                  2,562,936
       26,790  International Business Machines
                  Corp.                               3,850,527
       24,650  Jack Henry & Associates, Inc.          3,686,161
       24,456  Leidos Holdings, Inc.                  2,457,094
       12,027  Mastercard, Inc., Class A              3,799,810
       31,126  Okta, Inc. (a)                         3,985,684
       14,072  Paychex, Inc.                          1,206,955
       12,740  Visa, Inc., Class A                    2,534,878
                                                ---------------
                                                     54,550,422
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.9%
       28,062  Agilent Technologies, Inc.             2,316,799
        7,746  IQVIA Holdings, Inc. (a)               1,202,566
        1,509  Mettler-Toledo International,
                  Inc. (a)                            1,142,585
       12,326  PerkinElmer, Inc.                      1,139,908
       11,052  Thermo Fisher Scientific, Inc.         3,461,376
       10,246  Waters Corp. (a)                       2,292,952
                                                ---------------
                                                     11,556,186
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY -- 2.1%
       24,315  Caterpillar, Inc.                $     3,193,775
       33,443  Cummins, Inc.                          5,349,877
        6,907  Deere & Co.                            1,095,312
       20,770  Dover Corp.                            2,364,664
       19,991  Illinois Tool Works, Inc.              3,498,025
       27,016  Ingersoll-Rand PLC                     3,599,342
       75,663  PACCAR, Inc.                           5,614,951
       11,632  Parker-Hannifin Corp.                  2,276,266
        7,223  Stanley Black & Decker, Inc.           1,150,841
                                                ---------------
                                                     28,143,053
                                                ---------------
               MEDIA -- 2.9%
      175,126  Altice USA, Inc., Class A (a)          4,791,447
       12,337  Charter Communications, Inc.,
                  Class A (a)                         6,383,904
      106,470  Comcast Corp., Class A                 4,598,439
      182,801  Discovery, Inc., Class A (a)           5,348,757
      161,449  Fox Corp., Class A                     5,986,529
       19,037  Liberty Broadband Corp.,
                  Class C (a)                         2,530,589
       29,548  Omnicom Group, Inc.                    2,225,260
      837,050  Sirius XM Holdings, Inc.               5,917,944
                                                ---------------
                                                     37,782,869
                                                ---------------
               METALS & MINING -- 0.9%
       91,235  Freeport-McMoRan, Inc.                 1,012,708
      137,743  Newmont Corp.                          6,206,700
      106,341  Nucor Corp.                            5,050,134
                                                ---------------
                                                     12,269,542
                                                ---------------
               MULTILINE RETAIL -- 0.5%
       23,021  Dollar General Corp.                   3,531,652
       28,007  Target Corp.                           3,101,495
                                                ---------------
                                                      6,633,147
                                                ---------------
               MULTI-UTILITIES -- 2.3%
       46,757  Ameren Corp.                           3,836,412
      175,575  CenterPoint Energy, Inc.               4,649,226
       38,097  CMS Energy Corp.                       2,610,025
       52,923  Consolidated Edison, Inc.              4,974,762
       14,453  Dominion Energy, Inc.                  1,239,345
       27,649  DTE Energy Co.                         3,666,534
      171,979  NiSource, Inc.                         5,040,705
       31,608  Sempra Energy                          5,077,509
                                                ---------------
                                                     31,094,518
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.9%
       49,663  Chevron Corp.                          5,320,894
       68,345  Concho Resources, Inc.                 5,179,184
       92,034  ConocoPhillips                         5,469,581
      174,487  Continental Resources, Inc.            4,749,536
      230,455  Devon Energy Corp.                     5,005,483
       71,453  EOG Resources, Inc.                    5,209,638
       85,768  Exxon Mobil Corp.                      5,327,908
       35,831  Hess Corp.                             2,026,960
      440,715  Marathon Oil Corp.                     5,010,930
       99,335  Marathon Petroleum Corp.               5,413,758
      144,564  Noble Energy, Inc.                     2,858,030
       15,819  ONEOK, Inc.                            1,184,369


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       53,720  Phillips 66                      $     4,908,396
        7,907  Pioneer Natural Resources Co.          1,067,445
       63,908  Valero Energy Corp.                    5,388,083
       50,463  Williams (The) Cos., Inc.              1,044,079
                                                ---------------
                                                     65,164,274
                                                ---------------
               PERSONAL PRODUCTS -- 0.2%
       11,590  Estee Lauder (The) Cos., Inc.,
                  Class A                             2,261,904
                                                ---------------
               PHARMACEUTICALS -- 1.7%
       18,648  Bristol-Myers Squibb Co.               1,173,891
       18,214  Eli Lilly & Co.                        2,543,403
       16,410  Johnson & Johnson                      2,442,957
       26,321  Merck & Co., Inc.                      2,248,866
      238,204  Mylan N.V. (a)                         5,102,330
      152,755  Pfizer, Inc.                           5,688,596
       27,132  Zoetis, Inc.                           3,641,386
                                                ---------------
                                                     22,841,429
                                                ---------------
               PROFESSIONAL SERVICES -- 0.5%
        4,000  CoStar Group, Inc. (a)                 2,611,960
       41,946  TransUnion                             3,846,448
                                                ---------------
                                                      6,458,408
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
       58,589  CBRE Group, Inc., Class A (a)          3,576,858
                                                ---------------
               ROAD & RAIL -- 1.2%
       30,750  J.B. Hunt Transport Services,
                  Inc.                                3,318,847
       23,445  Kansas City Southern                   3,954,937
        6,166  Norfolk Southern Corp.                 1,283,823
       31,537  Old Dominion Freight Line, Inc.        6,188,506
        6,621  Union Pacific Corp.                    1,187,940
                                                ---------------
                                                     15,934,053
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.5%
      104,404  Advanced Micro Devices,
                  Inc. (a)                            4,906,988
       39,219  Applied Materials, Inc.                2,274,310
        7,577  Broadcom, Inc.                         2,312,197
       99,998  Intel Corp.                            6,392,872
       33,591  KLA Corp.                              5,567,372
        8,187  Lam Research Corp.                     2,441,445
       45,067  Marvell Technology Group Ltd.          1,083,411
       57,151  Microchip Technology, Inc.             5,571,080
      111,285  Micron Technology, Inc. (a)            5,908,121
       15,261  NVIDIA Corp.                           3,608,158
       67,832  QUALCOMM, Inc.                         5,786,748
       39,608  Skyworks Solutions, Inc.               4,481,645
       87,768  Teradyne, Inc.                         5,791,810
       23,235  Universal Display Corp.                4,093,310
                                                ---------------
                                                     60,219,467
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE -- 6.2%
       14,518  Adobe, Inc. (a)                  $     5,097,851
       23,251  ANSYS, Inc. (a)                        6,378,447
       26,099  Autodesk, Inc. (a)                     5,137,588
       17,257  Cadence Design Systems,
                  Inc. (a)                            1,244,402
       10,793  Citrix Systems, Inc.                   1,308,327
       15,973  Fair Isaac Corp. (a)                   6,427,216
       56,060  Fortinet, Inc. (a)                     6,467,082
       22,771  Microsoft Corp.                        3,876,307
       93,807  NortonLifeLock, Inc.                   2,665,995
       15,528  Palo Alto Networks, Inc. (a)           3,645,664
       22,605  Paycom Software, Inc. (a)              7,192,007
       35,483  RingCentral, Inc., Class A (a)         7,294,595
        7,359  salesforce.com, Inc. (a)               1,341,619
       12,719  ServiceNow, Inc. (a)                   4,301,947
       39,960  Splunk, Inc. (a)                       6,204,190
       77,980  SS&C Technologies Holdings,
                  Inc.                                4,913,520
       17,197  Synopsys, Inc. (a)                     2,536,729
       23,037  Trade Desk (The), Inc.,
                  Class A (a)                         6,201,100
                                                ---------------
                                                     82,234,586
                                                ---------------
               SPECIALTY RETAIL -- 2.1%
       14,948  Advance Auto Parts, Inc.               1,969,399
        4,019  AutoZone, Inc. (a)                     4,251,941
       54,532  Best Buy Co., Inc.                     4,618,315
       26,248  Burlington Stores, Inc. (a)            5,708,153
       27,306  CarMax, Inc. (a)                       2,649,774
        5,481  Home Depot (The), Inc.                 1,250,216
       10,926  O'Reilly Automotive, Inc. (a)          4,437,049
       10,281  Ross Stores, Inc.                      1,153,425
       19,605  TJX (The) Cos., Inc.                   1,157,479
       12,810  Tractor Supply Co.                     1,190,690
                                                ---------------
                                                     28,386,441
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.2%
        4,076  Apple, Inc.                            1,261,563
       46,584  Dell Technologies, Inc.,
                  Class C (a)                         2,271,902
      377,359  Hewlett Packard Enterprise Co.         5,256,611
      116,494  HP, Inc.                               2,483,652
       38,458  NetApp, Inc.                           2,053,657
       40,236  Seagate Technology PLC                 2,293,049
                                                ---------------
                                                     15,620,434
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.1%
       12,010  VF Corp.                                 996,470
                                                ---------------
               TOBACCO -- 0.1%
       14,067  Philip Morris International, Inc.      1,163,341
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.9%
      129,579  Fastenal Co.                           4,519,716
       35,886  United Rentals, Inc. (a)               4,869,371
       10,606  W.W. Grainger, Inc.                    3,210,118
                                                ---------------
                                                     12,599,205
                                                ---------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       61,054  T-Mobile US, Inc. (a)            $     4,834,866
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       1,322,216,894
               (Cost $1,216,313,529)            ---------------

               MONEY MARKET FUNDS -- 0.1%
      198,401  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                         198,401
    1,700,025  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                   1,700,025
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.1%                             1,898,426
               (Cost $1,898,426)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     914,749  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $914,868. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest
                  is $934,039. (d)                      914,749
               (Cost $914,749)                  ---------------

               TOTAL INVESTMENTS -- 100.2%        1,325,030,069
               (Cost $1,219,126,704) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%              (2,201,637)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,322,828,432
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,075,102 and the total value of the collateral held by the Fund is $1,113,150.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $139,905,105 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,001,740. The net unrealized appreciation was $105,903,365.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $1,322,216,894   $          --   $         --
Money Market
   Funds                1,898,426              --             --
Repurchase
   Agreements                  --         914,749             --
                   ---------------------------------------------
Total Investments  $1,324,115,320   $     914,749   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 36                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2020 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     1,075,102
Non-cash Collateral(2)                               (1,075,102)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       914,749
Non-cash Collateral(4)                                 (914,749)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.0%
       35,733  Axon Enterprise, Inc. (a)        $     2,744,652
       10,545  BWX Technologies, Inc.                   670,557
        9,293  Curtiss-Wright Corp.                   1,351,481
        5,220  Huntington Ingalls Industries,
                  Inc.                                1,362,420
       35,929  Spirit AeroSystems Holdings,
                  Inc., Class A                       2,346,882
                                                ---------------
                                                      8,475,992
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.3%
       24,640  XPO Logistics, Inc. (a)                2,190,989
                                                ---------------
               AIRLINES -- 1.5%
       48,311  Alaska Air Group, Inc.                 3,120,407
      174,841  JetBlue Airways Corp. (a)              3,467,097
       50,641  SkyWest, Inc.                          2,793,864
       81,197  Spirit Airlines, Inc. (a)              3,334,761
                                                ---------------
                                                     12,716,129
                                                ---------------
               AUTO COMPONENTS -- 1.3%
       75,451  BorgWarner, Inc.                       2,587,215
        9,408  Fox Factory Holding Corp. (a)            619,234
       67,764  Gentex Corp.                           2,017,334
      210,420  Goodyear Tire & Rubber (The)
                  Co.                                 2,762,815
       23,855  Lear Corp.                             2,938,459
                                                ---------------
                                                     10,925,057
                                                ---------------
               AUTOMOBILES -- 0.5%
       52,806  Harley-Davidson, Inc.                  1,763,720
       26,436  Thor Industries, Inc.                  2,128,627
                                                ---------------
                                                      3,892,347
                                                ---------------
               BANKS -- 9.1%
       30,777  Ameris Bancorp                         1,236,928
      118,804  Associated Banc-Corp.                  2,367,764
       34,866  Atlantic Union Bankshares Corp.        1,174,636
       41,681  BancorpSouth Bank                      1,190,826
       20,635  Bank of Hawaii Corp.                   1,848,896
      107,295  Bank OZK                               2,916,278
       53,716  BankUnited, Inc.                       1,772,628
       22,470  BOK Financial Corp.                    1,772,883
       51,611  Cathay General Bancorp                 1,861,093
       78,617  CenterState Bank Corp.                 1,773,600
       71,730  CIT Group, Inc.                        3,278,778
       32,179  Columbia Banking System, Inc.          1,245,327
        9,637  Commerce Bancshares, Inc.                652,039
        9,227  Community Bank System, Inc.              611,473
       13,389  Cullen/Frost Bankers, Inc.             1,193,763
       30,335  CVB Financial Corp.                      630,058
       53,768  East West Bancorp, Inc.                2,464,725
      206,177  F.N.B. Corp.                           2,406,086
        3,690  First Citizens BancShares, Inc.,
                  Class A                             1,943,966
       18,651  First Financial Bankshares, Inc.         625,182
       68,071  First Hawaiian, Inc.                   1,978,143
      118,589  First Horizon National Corp.           1,897,424
      112,669  Fulton Financial Corp.                 1,855,658


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
       28,466  Glacier Bancorp, Inc.            $     1,206,104
       44,756  Hancock Whitney Corp.                  1,778,603
       99,891  Home BancShares, Inc.                  1,909,916
      109,882  Investors Bancorp, Inc.                1,327,924
      107,372  Old National Bancorp                   1,923,033
       85,524  PacWest Bancorp                        2,997,616
      116,204  People's United Financial, Inc.        1,791,866
       40,912  Pinnacle Financial Partners,
                  Inc.                                2,416,263
       44,568  Popular, Inc.                          2,494,025
        9,107  Prosperity Bancshares, Inc.              639,311
       19,166  Signature Bank                         2,719,464
       15,092  South State Corp.                      1,141,106
       62,106  Sterling Bancorp                       1,242,120
       50,098  Synovus Financial Corp.                1,754,432
       13,989  TCF Financial Corp.                      591,455
       19,074  UMB Financial Corp.                    1,267,658
      147,936  Umpqua Holdings Corp.                  2,500,118
       33,865  United Bankshares, Inc.                1,161,570
      171,514  Valley National Bancorp                1,806,042
       24,534  Webster Financial Corp.                1,100,595
       22,969  Western Alliance Bancorp               1,268,578
       27,697  Wintrust Financial Corp.               1,752,666
       50,432  Zions Bancorp N.A.                     2,294,152
                                                ---------------
                                                     77,782,771
                                                ---------------
               BEVERAGES -- 0.1%
        3,466  Boston Beer (The) Co., Inc.,
                  Class A (a)                         1,235,213
                                                ---------------
               BIOTECHNOLOGY -- 2.5%
       76,508  ACADIA Pharmaceuticals,
                  Inc. (a)                            3,055,730
       13,710  Agios Pharmaceuticals, Inc. (a)          668,088
       28,421  Alnylam Pharmaceuticals,
                  Inc. (a)                            3,262,447
       67,210  Amicus Therapeutics, Inc. (a)            594,136
       14,413  Arena Pharmaceuticals, Inc. (a)          658,530
       51,602  Arrowhead Pharmaceuticals,
                  Inc. (a)                            2,162,640
       53,741  CRISPR Therapeutics AG (a)             2,791,845
       15,261  FibroGen, Inc. (a)                       638,673
       61,871  Immunomedics, Inc. (a)                 1,148,944
       15,241  Mirati Therapeutics, Inc. (a)          1,323,376
       33,467  Moderna, Inc. (a)                        686,408
       30,449  Neurocrine Biosciences, Inc. (a)       3,047,336
       27,258  PTC Therapeutics, Inc. (a)             1,403,787
                                                ---------------
                                                     21,441,940
                                                ---------------
               BUILDING PRODUCTS -- 1.1%
       27,480  A.O. Smith Corp.                       1,173,121
        6,965  Armstrong World Industries, Inc.         698,799
       20,037  Fortune Brands Home &
                  Security, Inc.                      1,376,742
       50,262  Owens Corning                          3,040,348
       16,318  Simpson Manufacturing Co.,
                  Inc.                                1,349,009
       14,566  Trex Co., Inc. (a)                     1,430,964
                                                ---------------
                                                      9,068,983
                                                ---------------


Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CAPITAL MARKETS -- 2.5%
       91,707  Ares Management Corp.,
                  Class A                       $     3,306,954
       42,062  Eaton Vance Corp.                      1,924,336
       43,782  Evercore, Inc., Class A                3,354,577
       20,087  Federated Investors, Inc.,
                  Class B                               727,752
      145,630  Invesco Ltd.                           2,519,399
       32,764  Lazard Ltd., Class A                   1,374,777
       35,482  LPL Financial Holdings, Inc.           3,268,957
        4,326  Morningstar, Inc.                        678,706
       29,991  SEI Investments Co.                    1,957,213
       43,172  Stifel Financial Corp.                 2,792,797
                                                ---------------
                                                     21,905,468
                                                ---------------
               CHEMICALS -- 2.8%
       44,811  Albemarle Corp.                        3,597,427
       42,769  Ashland Global Holdings, Inc.          3,164,051
       21,534  Axalta Coating Systems Ltd. (a)          620,395
      144,746  Chemours (The) Co.                     2,007,627
      108,380  Huntsman Corp.                         2,228,293
        2,691  NewMarket Corp.                        1,183,017
      189,741  Olin Corp.                             2,821,449
       24,661  Scotts Miracle-Gro (The) Co.           3,026,891
       29,714  Sensient Technologies Corp.            1,775,411
       30,576  Valvoline, Inc.                          644,542
       46,659  Westlake Chemical Corp.                2,855,531
                                                ---------------
                                                     23,924,634
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.2%
       17,359  ABM Industries, Inc.                     662,072
      412,743  ADT, Inc. (b)                          2,559,007
       28,877  Brink's (The) Co.                      2,431,155
        5,206  Cimpress PLC (a) (b)                     622,794
       38,171  Clean Harbors, Inc. (a)                3,138,420
      120,169  KAR Auction Services, Inc.             2,525,952
       15,540  MSA Safety, Inc.                       2,107,224
       22,794  Tetra Tech, Inc.                       1,951,166
       12,965  UniFirst Corp.                         2,643,952
                                                ---------------
                                                     18,641,742
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
       46,001  Ciena Corp. (a)                        1,870,861
        9,377  F5 Networks, Inc. (a)                  1,145,119
       79,733  Juniper Networks, Inc.                 1,829,075
       41,275  Lumentum Holdings, Inc. (a)            3,127,407
       17,319  Ubiquiti, Inc.                         2,830,271
        8,942  ViaSat, Inc. (a)                         569,158
                                                ---------------
                                                     11,371,891
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.1%
       30,342  EMCOR Group, Inc.                      2,493,202
       40,812  MasTec, Inc. (a)                       2,356,893
       80,398  Quanta Services, Inc.                  3,147,582
        8,740  Valmont Industries, Inc.               1,241,604
                                                ---------------
                                                      9,239,281
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CONSUMER FINANCE -- 1.5%
      191,408  Navient Corp.                    $     2,752,447
       77,654  OneMain Holdings, Inc.                 3,290,200
      140,054  Santander Consumer USA
                  Holdings, Inc.                      3,728,237
      293,879  SLM Corp.                              3,209,159
                                                ---------------
                                                     12,980,043
                                                ---------------
               CONTAINERS & PACKAGING -- 1.9%
       41,354  Berry Global Group, Inc. (a)           1,758,372
       45,120  Crown Holdings, Inc. (a)               3,340,233
      117,949  Graphic Packaging Holding Co.          1,843,543
       23,380  Packaging Corp. of America             2,238,635
       63,186  Silgan Holdings, Inc.                  1,949,920
       31,820  Sonoco Products Co.                    1,818,195
       76,276  WestRock Co.                           2,974,764
                                                ---------------
                                                     15,923,662
                                                ---------------
               DISTRIBUTORS -- 0.4%
       36,674  LKQ Corp. (a)                          1,198,689
        9,246  Pool Corp.                             2,027,648
                                                ---------------
                                                      3,226,337
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
       34,534  Chegg, Inc. (a)                        1,423,837
        5,122  Graham Holdings Co., Class B           2,813,105
       83,638  H&R Block, Inc.                        1,940,401
       12,358  Strategic Education, Inc.              2,005,580
                                                ---------------
                                                      8,182,923
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
       91,896  Jefferies Financial Group, Inc.        1,988,629
       32,205  Voya Financial, Inc.                   1,923,605
                                                ---------------
                                                      3,912,234
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
       29,842  Cogent Communications
                  Holdings, Inc.                      2,116,693
       36,959  GCI Liberty, Inc., Class A (a)         2,704,660
       26,567  Iridium Communications,
                  Inc. (a)                              678,787
                                                ---------------
                                                      5,500,140
                                                ---------------
               ELECTRIC UTILITIES -- 1.0%
       32,259  ALLETE, Inc.                           2,692,981
       27,938  Hawaiian Electric Industries,
                  Inc.                                1,366,448
       12,260  IDACORP, Inc.                          1,375,449
       46,935  Portland General Electric Co.          2,886,503
                                                ---------------
                                                      8,321,381
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.6%
       18,974  Acuity Brands, Inc.                    2,236,465
       26,243  EnerSys                                1,888,446
       32,540  Generac Holdings, Inc. (a)             3,370,819
       56,334  GrafTech International Ltd.              604,464
       17,712  Hubbell, Inc.                          2,536,890
       38,232  Regal Beloit Corp.                     2,999,683
                                                ---------------
                                                     13,636,767
                                                ---------------


                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.4%
       61,697  Avnet, Inc.                      $     2,251,323
       23,361  Cognex Corp.                           1,190,710
       19,029  Dolby Laboratories, Inc.,
                  Class A                             1,319,471
       25,144  FLIR Systems, Inc.                     1,295,922
        9,034  IPG Photonics Corp. (a)                1,153,371
       31,677  Jabil, Inc.                            1,231,918
        3,422  Littelfuse, Inc.                         605,386
       20,330  SYNNEX Corp.                           2,800,661
                                                ---------------
                                                     11,848,762
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
       43,228  Helmerich & Payne, Inc.                1,752,895
                                                ---------------
               ENTERTAINMENT -- 0.8%
       58,015  Cinemark Holdings, Inc.                1,828,053
        2,226  Madison Square Garden (The)
                  Co., Class A (a)                      659,319
       24,444  Roku, Inc. (a)                         2,956,502
      213,924  Zynga, Inc., Class A (a)               1,287,822
                                                ---------------
                                                      6,731,696
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.0%
       24,977  American Homes 4 Rent,
                  Class A                               682,621
      201,420  Apple Hospitality REIT, Inc.           3,025,328
       90,877  Brixmor Property Group, Inc.           1,813,905
       22,281  Corporate Office Properties
                  Trust                                 663,305
       15,889  Cousins Properties, Inc.                 650,337
       14,911  Douglas Emmett, Inc.                     618,806
        4,935  EastGroup Properties, Inc.               671,505
       99,696  Equity Commonwealth                    3,269,032
       31,541  First Industrial Realty Trust,
                  Inc.                                1,346,801
       45,618  Gaming and Leisure Properties,
                  Inc.                                2,155,679
       26,767  Highwoods Properties, Inc.             1,341,294
       17,387  Hudson Pacific Properties, Inc.          631,844
       15,605  Kilroy Realty Corp.                    1,288,505
       14,668  Lamar Advertising Co., Class A         1,361,337
       72,951  Macerich (The) Co. (b)                 1,627,537
       31,010  Medical Properties Trust, Inc.           686,872
       48,815  Outfront Media, Inc.                   1,451,758
      141,080  Paramount Group, Inc.                  1,983,585
      101,215  Park Hotels & Resorts, Inc.            2,220,657
       48,834  Pebblebrook Hotel Trust                1,158,342
       28,669  Rexford Industrial Realty, Inc.        1,381,559
      147,767  RLJ Lodging Trust                      2,299,255
       22,661  Ryman Hospitality Properties,
                  Inc.                                1,926,865
       30,674  Sabra Health Care REIT, Inc.             659,491
      107,622  Service Properties Trust               2,322,483
       14,250  SL Green Realty Corp.                  1,311,570
       17,578  STORE Capital Corp.                      689,937


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
      235,133  Sunstone Hotel Investors, Inc.   $     2,981,486
       12,090  Terreno Realty Corp.                     692,273
                                                ---------------
                                                     42,913,969
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.3%
       28,786  BJ's Wholesale Club Holdings,
                  Inc. (a)                              590,689
        4,117  Casey's General Stores, Inc.             662,261
       31,254  US Foods Holding Corp. (a)             1,255,473
                                                ---------------
                                                      2,508,423
                                                ---------------
               FOOD PRODUCTS -- 1.0%
       69,936  Darling Ingredients, Inc. (a)          1,897,364
       60,221  Flowers Foods, Inc.                    1,296,558
       28,172  Ingredion, Inc.                        2,479,136
        3,551  J&J Snack Foods Corp.                    588,898
        4,088  Lancaster Colony Corp.                   632,209
       40,019  Pilgrim's Pride Corp. (a)              1,042,495
        3,715  Sanderson Farms, Inc.                    511,518
                                                ---------------
                                                      8,448,178
                                                ---------------
               GAS UTILITIES -- 0.9%
       70,328  National Fuel Gas Co.                  3,037,466
       29,375  New Jersey Resources Corp.             1,213,775
       19,850  South Jersey Industries, Inc.            611,380
       23,571  Spire, Inc.                            1,987,507
       28,990  UGI Corp.                              1,205,694
                                                ---------------
                                                      8,055,822
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.9%
       44,472  Globus Medical, Inc.,
                  Class A (a)                         2,324,996
       11,533  Hill-Rom Holdings, Inc.                1,228,149
       15,294  Insulet Corp. (a)                      2,967,648
        4,141  Masimo Corp. (a)                         706,455
       38,840  Novocure Ltd. (a)                      3,163,906
       33,856  NuVasive, Inc. (a)                     2,610,975
       11,955  Penumbra, Inc. (a)                     2,097,624
       21,963  Tandem Diabetes Care, Inc. (a)         1,670,067
                                                ---------------
                                                     16,769,820
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.9%
       19,609  Amedisys, Inc. (a)                     3,460,792
        4,472  Chemed Corp.                           2,088,603
        9,450  Encompass Health Corp.                   727,934
       14,429  Ensign Group (The), Inc.                 652,191
       25,132  Guardant Health, Inc. (a)              1,911,037
       26,513  HealthEquity, Inc. (a)                 1,751,449
       23,760  LHC Group, Inc. (a)                    3,463,020
       19,297  Molina Healthcare, Inc. (a)            2,372,952
                                                ---------------
                                                     16,427,978
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.5%
        8,010  Omnicell, Inc. (a)                       651,053
       39,096  Teladoc Health, Inc. (a)               3,976,454
                                                ---------------
                                                      4,627,507
                                                ---------------


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.4%
       30,166  Aramark                          $     1,331,527
       65,592  Boyd Gaming Corp.                      1,957,921
       18,986  Choice Hotels International,
                  Inc.                                1,902,397
       23,855  Churchill Downs, Inc.                  3,444,185
       12,774  Cracker Barrel Old Country
                  Store, Inc.                         1,953,528
       54,880  Eldorado Resorts, Inc. (a) (b)         3,280,727
       76,140  Hilton Grand Vacations, Inc. (a)       2,429,627
       29,187  Hyatt Hotels Corp., Class A            2,467,469
        5,084  Marriott Vacations Worldwide
                  Corp.                                 611,300
       26,296  Planet Fitness, Inc.,
                  Class A (a)                         2,124,454
       23,247  Texas Roadhouse, Inc.                  1,452,938
      117,896  Wendy's (The) Co.                      2,554,806
       12,663  Wyndham Destinations, Inc.               614,535
       52,109  Wyndham Hotels & Resorts, Inc.         2,979,072
                                                ---------------
                                                     29,104,486
                                                ---------------
               HOUSEHOLD DURABLES -- 2.7%
       14,563  Helen of Troy Ltd. (a)                 2,753,135
       12,878  Leggett & Platt, Inc.                    612,864
       24,000  Mohawk Industries, Inc. (a)            3,160,320
       84,356  PulteGroup, Inc.                       3,766,496
       37,596  Tempur Sealy International,
                  Inc. (a)                            3,444,546
       82,840  Toll Brothers, Inc.                    3,674,782
       31,753  TopBuild Corp. (a)                     3,636,036
       17,748  Whirlpool Corp.                        2,594,225
                                                ---------------
                                                     23,642,404
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.4%
       16,470  NRG Energy, Inc.                         607,578
       17,568  Ormat Technologies, Inc.               1,392,440
       85,069  TerraForm Power, Inc., Class A         1,538,898
                                                ---------------
                                                      3,538,916
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.4%
       20,224  Carlisle Cos., Inc.                    3,159,596
                                                ---------------
               INSURANCE -- 5.0%
       11,940  American Financial Group, Inc.         1,298,953
       22,251  American National Insurance
                  Co.                                 2,451,170
        4,995  Assurant, Inc.                           652,147
       53,416  Assured Guaranty Ltd.                  2,448,589
       69,596  Athene Holding Ltd., Class A (a)       3,031,602
       11,013  Axis Capital Holdings Ltd.               707,585
       83,432  Brighthouse Financial, Inc. (a)        3,245,505
       15,822  Enstar Group Ltd. (a)                  3,089,878
       56,123  First American Financial Corp.         3,478,504
        9,580  Hanover Insurance Group
                  (The), Inc.                         1,327,596
       16,894  Kemper Corp.                           1,257,251
       53,735  Mercury General Corp.                  2,637,851


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INSURANCE (CONTINUED)
      148,102  National General Holdings
                  Corp.                         $     3,224,181
      117,051  Old Republic International Corp.       2,639,500
       10,028  Primerica, Inc.                        1,188,920
       13,358  RenaissanceRe Holdings Ltd.            2,530,540
       30,126  Selective Insurance Group, Inc.        1,995,848
      112,245  Unum Group                             2,995,819
        2,346  White Mountains Insurance
                  Group Ltd.                          2,620,998
                                                ---------------
                                                     42,822,437
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.5%
       18,609  Cargurus, Inc. (a)                       663,411
       31,888  Match Group, Inc. (a) (b)              2,494,279
       43,094  TripAdvisor, Inc.                      1,177,328
                                                ---------------
                                                      4,335,018
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.2%
      155,306  Qurate Retail, Inc.,
                  Series A (a)                        1,324,760
                                                ---------------
               IT SERVICES -- 2.3%
       10,151  Black Knight, Inc. (a)                   679,305
        5,238  CACI International, Inc.,
                  Class A (a)                         1,400,851
        4,154  Euronet Worldwide, Inc. (a)              654,837
       62,094  Genpact Ltd.                           2,748,901
       42,925  KBR, Inc.                              1,167,560
       68,089  LiveRamp Holdings, Inc. (a)            2,739,901
       26,400  MAXIMUS, Inc.                          1,894,200
        9,947  MongoDB, Inc. (a)                      1,630,413
       74,277  Perspecta, Inc.                        2,084,955
        7,522  Science Applications
                  International Corp.                   660,206
       97,775  Western Union (The) Co.                2,630,148
        6,249  WEX, Inc. (a)                          1,355,533
                                                ---------------
                                                     19,646,810
                                                ---------------
               LEISURE PRODUCTS -- 0.5%
       12,873  Polaris, Inc.                          1,182,256
       94,106  YETI Holdings, Inc. (a) (b)            3,421,694
                                                ---------------
                                                      4,603,950
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.7%
        5,307  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         1,915,402
        2,983  Bio-Techne Corp.                         626,340
       38,529  Bruker Corp.                           1,906,030
       17,141  Charles River Laboratories
                  International, Inc. (a)             2,649,656
       31,149  Medpace Holdings, Inc. (a)             2,664,797
       17,670  PRA Health Sciences, Inc. (a)          1,790,148
       21,231  Repligen Corp. (a)                     2,131,380
       11,007  Syneos Health, Inc. (a)                  675,390
                                                ---------------
                                                     14,359,143
                                                ---------------


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 3.7%
       33,896  AGCO Corp.                       $     2,377,465
       13,546  Allison Transmission Holdings,
                  Inc.                                  598,733
       30,313  Crane Co.                              2,590,549
       34,082  Donaldson Co., Inc.                    1,767,152
       13,152  Flowserve Corp.                          613,935
       53,541  Gardner Denver Holdings,
                  Inc. (a)                            1,890,533
       12,587  Graco, Inc.                              668,999
       17,712  ITT, Inc.                              1,188,121
       17,433  John Bean Technologies Corp.           1,969,755
       13,537  Lincoln Electric Holdings, Inc.        1,207,230
       22,619  Navistar International Corp. (a)         828,308
        8,040  Nordson Corp.                          1,357,634
       34,580  Oshkosh Corp.                          2,975,263
       60,203  Rexnord Corp. (a)                      1,965,628
       15,458  Snap-on, Inc.                          2,467,561
       46,499  Timken (The) Co.                       2,442,593
       32,865  Toro (The) Co.                         2,629,857
       22,107  Woodward, Inc.                         2,571,265
                                                ---------------
                                                     32,110,581
                                                ---------------
               MARINE -- 0.1%
       14,623  Kirby Corp. (a)                        1,071,720
                                                ---------------
               MEDIA -- 2.1%
        1,760  Cable One, Inc.                        2,999,093
       73,820  DISH Network Corp.,
                  Class A (a)                         2,713,623
       85,016  Interpublic Group of Cos. (The),
                  Inc.                                1,929,863
      134,556  Liberty Latin America Ltd.,
                  Class C (a)                         2,267,269
       40,697  New York Times (The) Co.,
                  Class A                             1,302,711
       22,330  Nexstar Media Group, Inc.,
                  Class A                             2,705,280
       19,636  Sinclair Broadcast Group, Inc.,
                  Class A                               587,509
      196,108  TEGNA, Inc.                            3,314,225
                                                ---------------
                                                     17,819,573
                                                ---------------
               METALS & MINING -- 0.8%
       77,931  Cleveland-Cliffs, Inc. (b)               547,076
       27,330  Reliance Steel & Aluminum Co.          3,137,484
        5,354  Royal Gold, Inc.                         617,423
       96,153  Steel Dynamics, Inc.                   2,873,052
                                                ---------------
                                                      7,175,035
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.2%
      143,162  Apollo Commercial Real Estate
                  Finance, Inc.                       2,617,001
       17,588  Blackstone Mortgage Trust, Inc.,
                  Class A                               671,862
       31,840  Chimera Investment Corp.                 675,008
      342,279  MFA Financial, Inc.                    2,669,776


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       40,632  New Residential Investment
                  Corp.                         $       680,180
       26,331  Starwood Property Trust, Inc.            675,653
      179,100  Two Harbors Investment Corp.           2,733,066
                                                ---------------
                                                     10,722,546
                                                ---------------
               MULTILINE RETAIL -- 0.9%
       64,241  Kohl's Corp.                           2,746,303
      192,533  Macy's, Inc.                           3,070,901
       47,979  Nordstrom, Inc.                        1,768,506
                                                ---------------
                                                      7,585,710
                                                ---------------
               MULTI-UTILITIES -- 1.0%
       54,449  Avista Corp.                           2,768,731
       88,134  MDU Resources Group, Inc.              2,609,648
       36,534  NorthWestern Corp.                     2,812,022
                                                ---------------
                                                      8,190,401
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.6%
       76,740  Apache Corp.                           2,105,746
    3,964,457  Chesapeake Energy Corp. (a)            2,029,009
       62,354  Cimarex Energy Co.                     2,736,717
       97,616  Delek US Holdings, Inc.                2,680,535
      240,223  EQT Corp.                              1,453,349
       64,543  HollyFrontier Corp.                    2,899,272
      122,128  Murphy Oil Corp.                       2,559,803
       69,234  Parsley Energy, Inc., Class A          1,152,054
       41,735  PBF Energy, Inc., Class A              1,139,365
       16,032  Targa Resources Corp.                    585,168
      238,214  WPX Energy, Inc. (a)                   2,846,657
                                                ---------------
                                                     22,187,675
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.1%
       22,064  Louisiana-Pacific Corp.                  676,924
                                                ---------------
               PERSONAL PRODUCTS -- 0.2%
      116,375  Coty, Inc., Class A                    1,194,008
       13,733  Herbalife Nutrition Ltd. (a)             533,527
                                                ---------------
                                                      1,727,535
                                                ---------------
               PHARMACEUTICALS -- 1.2%
       34,881  Catalent, Inc. (a)                     2,131,229
       72,334  Horizon Therapeutics PLC (a)           2,494,800
       21,925  Jazz Pharmaceuticals PLC (a)           3,142,949
       50,685  Perrigo Co. PLC                        2,891,072
                                                ---------------
                                                     10,660,050
                                                ---------------
               PROFESSIONAL SERVICES -- 1.3%
       27,672  ASGN, Inc. (a)                         1,873,117
        9,486  Exponent, Inc.                           690,296
       29,578  FTI Consulting, Inc. (a)               3,551,135
       26,965  ManpowerGroup, Inc.                    2,467,028
       31,100  Robert Half International, Inc.        1,809,087
       11,565  TriNet Group, Inc. (a)                   659,899
                                                ---------------
                                                     11,050,562
                                                ---------------


Page 42                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       10,326  Howard Hughes (The) Corp. (a)    $     1,256,468
       11,281  Jones Lang LaSalle, Inc.               1,915,739
                                                ---------------
                                                      3,172,207
                                                ---------------
               ROAD & RAIL -- 1.1%
        6,966  AMERCO                                 2,586,267
       60,911  Avis Budget Group, Inc. (a)            1,997,881
       36,529  Knight-Swift Transportation
                  Holdings, Inc.                      1,354,495
       11,702  Landstar System, Inc.                  1,295,996
       48,211  Ryder System, Inc.                     2,300,629
                                                ---------------
                                                      9,535,268
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.8%
       31,201  Brooks Automation, Inc.                1,188,134
       18,145  Cabot Microelectronics Corp.           2,640,279
        7,942  Cirrus Logic, Inc. (a)                   610,025
      125,261  Enphase Energy, Inc. (a)               3,948,227
       52,276  Entegris, Inc.                         2,705,806
        5,951  MKS Instruments, Inc.                    623,784
       11,032  Monolithic Power Systems, Inc.         1,888,347
       53,701  ON Semiconductor Corp. (a)             1,243,178
        5,632  Qorvo, Inc. (a)                          596,203
                                                ---------------
                                                     15,443,983
                                                ---------------
               SOFTWARE -- 5.9%
       69,116  ACI Worldwide, Inc. (a)                2,381,046
        6,541  Alteryx, Inc., Class A (a)               912,273
       37,477  Anaplan, Inc. (a)                      2,158,300
        5,413  Aspen Technology, Inc. (a)               644,039
       26,810  Avalara, Inc. (a)                      2,282,603
       11,972  CDK Global, Inc.                         642,657
       38,575  Ceridian HCM Holding, Inc. (a)         2,827,162
       17,905  Coupa Software, Inc. (a)               2,885,391
       44,165  DocuSign, Inc. (a)                     3,467,394
       18,802  Envestnet, Inc. (a)                    1,482,914
       16,767  Everbridge, Inc. (a)                   1,519,761
       39,602  FireEye, Inc. (a)                        632,840
       49,908  Five9, Inc. (a)                        3,579,901
       13,972  j2 Global, Inc.                        1,339,356
       16,418  Manhattan Associates, Inc. (a)         1,403,082
       30,179  Mimecast Ltd. (a)                      1,540,034
      146,856  Nuance Communications,
                  Inc. (a)                            2,778,516
       20,940  Nutanix, Inc., Class A (a)               679,922
       27,091  Paylocity Holding Corp. (a)            3,843,942
       24,656  Pegasystems, Inc.                      2,125,594
       10,924  PROS Holdings, Inc. (a)                  655,440
       16,148  Q2 Holdings, Inc. (a)                  1,407,944
       35,055  Rapid7, Inc. (a)                       2,081,566
       43,719  Smartsheet, Inc., Class A (a)          2,119,497
        8,727  Tyler Technologies, Inc. (a)           2,824,755
       35,475  Verint Systems, Inc. (a)               2,057,550
        8,542  Zendesk, Inc. (a)                        738,029
                                                ---------------
                                                     51,011,508
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL -- 3.4%
       11,462  Aaron's, Inc.                    $       680,384
      222,656  American Eagle Outfitters, Inc.        3,206,247
       67,305  AutoNation, Inc. (a)                   2,856,424
       35,557  Carvana Co. (a)                        2,817,892
       10,240  Five Below, Inc. (a)                   1,159,373
       51,535  Floor & Decor Holdings, Inc.,
                  Class A (a)                         2,541,191
       83,946  Foot Locker, Inc.                      3,187,430
      185,127  Gap (The), Inc.                        3,223,061
       36,127  L Brands, Inc.                           836,701
       17,812  Lithia Motors, Inc., Class A           2,416,020
       16,784  Murphy USA, Inc. (a)                   1,714,821
       65,175  Penske Automotive Group, Inc.          3,061,270
       26,739  Williams-Sonoma, Inc.                  1,873,869
                                                ---------------
                                                     29,574,683
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
       18,619  NCR Corp. (a)                            627,833
       38,259  Pure Storage, Inc., Class A (a)          681,010
       88,772  Xerox Holdings Corp.                   3,157,620
                                                ---------------
                                                      4,466,463
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.7%
       11,974  Carter's, Inc.                         1,270,082
       13,066  Columbia Sportswear Co.                1,227,159
       11,629  Deckers Outdoor Corp. (a)              2,220,092
      176,325  Hanesbrands, Inc.                      2,426,232
       31,126  PVH Corp.                              2,713,253
       16,753  Ralph Lauren Corp.                     1,901,466
       45,470  Skechers U.S.A., Inc.,
                  Class A (a)                         1,700,123
       30,439  Steven Madden Ltd.                     1,173,728
                                                ---------------
                                                     14,632,135
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.3%
       37,772  Essent Group Ltd.                      1,873,869
        2,157  LendingTree, Inc. (a)                    671,259
      230,984  MGIC Investment Corp.                  3,185,269
      163,379  New York Community
                  Bancorp, Inc.                       1,806,972
      104,070  Radian Group, Inc.                     2,548,674
       35,723  Washington Federal, Inc.               1,214,582
                                                ---------------
                                                     11,300,625
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.2%
       68,878  Air Lease Corp.                        2,957,621
       31,603  GATX Corp.                             2,405,936
       48,828  HD Supply Holdings, Inc. (a)           1,989,253
       33,368  MSC Industrial Direct Co., Inc.,
                  Class A                             2,271,360
        3,634  Watsco, Inc.                             632,025
                                                ---------------
                                                     10,256,195
                                                ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.3%
       61,122  Macquarie Infrastructure Corp.         2,696,091
                                                ---------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.1%
        7,556  American States Water Co.        $       669,159
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
      128,710  Telephone & Data Systems, Inc.         2,919,143
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          857,774,266
               (Cost $803,500,807)              ---------------

               MONEY MARKET FUNDS -- 0.3%
    1,852,213  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                       1,852,213
    1,195,371  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                   1,195,371
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                             3,047,584
               (Cost $3,047,584)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.0%
$   8,539,818  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $8,540,928. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest is
                  $8,719,908. (d)                     8,539,818
               (Cost $8,539,818)                ---------------

               TOTAL INVESTMENTS -- 101.2%          869,361,668
               (Cost $815,088,209) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%             (10,588,362)
                                                ---------------
               NET ASSETS -- 100.0%             $  858,773,306
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $9,901,660 and the total value of the collateral held by the Fund is $10,392,031.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $96,533,245 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,259,786. The net unrealized appreciation was $54,273,459.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  857,774,266   $          --   $         --
Money Market
   Funds                3,047,584              --             --
Repurchase
   Agreements                  --       8,539,818             --
                   ---------------------------------------------
Total Investments  $  860,821,850   $   8,539,818   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 44                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2020 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     9,901,660
Non-cash Collateral(2)                               (9,901,660)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     8,539,818
Non-cash Collateral(4)                               (8,539,818)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.9%
        7,944  AAR Corp.                        $       338,256
        5,804  AeroVironment, Inc. (a)                  386,604
       64,101  Astronics Corp. (a)                    1,615,345
       11,272  Cubic Corp.                              735,949
        8,399  Moog, Inc., Class A                      752,634
       56,718  Triumph Group, Inc.                    1,158,749
                                                ---------------
                                                      4,987,537
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.0%
       45,821  Air Transport Services Group,
                  Inc. (a)                              960,866
       64,984  Atlas Air Worldwide Holdings,
                  Inc. (a)                            1,452,393
       20,489  Forward Air Corp.                      1,341,005
       34,930  Hub Group, Inc., Class A (a)           1,846,749
                                                ---------------
                                                      5,601,013
                                                ---------------
               AIRLINES -- 0.6%
        8,236  Allegiant Travel Co.                   1,383,978
       61,166  Hawaiian Holdings, Inc.                1,705,308
                                                ---------------
                                                      3,089,286
                                                ---------------
               AUTO COMPONENTS -- 1.9%
      133,203  American Axle & Manufacturing
                  Holdings, Inc. (a)                  1,230,796
       49,852  Cooper Tire & Rubber Co.               1,320,579
       54,028  Cooper-Standard Holdings,
                  Inc. (a)                            1,432,823
       98,439  Dana, Inc.                             1,516,945
       35,868  Garrett Motion, Inc. (a)                 302,009
        8,073  Gentherm, Inc. (a)                       372,246
       10,033  LCI Industries                         1,083,263
       13,466  Standard Motor Products, Inc.            654,178
       61,105  Stoneridge, Inc. (a)                   1,702,385
        4,137  Visteon Corp. (a)                        330,174
                                                ---------------
                                                      9,945,398
                                                ---------------
               AUTOMOBILES -- 0.2%
       20,289  Winnebago Industries, Inc.             1,111,026
                                                ---------------
               BANKS -- 8.3%
       20,720  1st Source Corp.                         977,777
       17,215  BancFirst Corp.                          995,027
       18,996  Banner Corp.                             979,244
       21,796  Berkshire Hills Bancorp, Inc.            613,557
      119,141  Boston Private Financial
                  Holdings, Inc.                      1,358,207
       43,538  Brookline Bancorp, Inc.                  661,778
       79,056  Cadence BanCorp                        1,235,645
        8,745  City Holding Co.                         661,822
       29,474  Eagle Bancorp, Inc.                    1,288,014
       14,866  Enterprise Financial Services
                  Corp.                                 646,820
        9,051  FB Financial Corp. (b)                   322,668
       26,934  First Bancorp                            955,618
       67,671  First BanCorp                            627,310
       26,059  First Busey Corp.                        664,504


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
       74,083  First Commonwealth Financial
                  Corp.                         $     1,001,602
       56,339  First Financial Bancorp                1,354,390
       17,096  First Interstate BancSystem,
                  Inc., Class A                         658,196
       17,231  First Merchants Corp.                    684,932
       46,615  First Midwest Bancorp, Inc.              929,503
       41,257  Great Western Bancorp, Inc.            1,219,144
       28,814  Heartland Financial USA, Inc.          1,409,293
       25,322  Heritage Financial Corp.                 652,801
       57,493  Hilltop Holdings, Inc.                 1,301,641
       96,452  Hope Bancorp, Inc.                     1,341,165
        8,609  Independent Bank Corp.                   621,570
       12,927  Independent Bank Group, Inc.             691,853
       24,959  International Bancshares Corp.           983,385
       14,646  Lakeland Financial Corp.                 694,806
       10,174  National Bank Holdings Corp.,
                  Class A                               331,672
       17,668  NBT Bancorp, Inc.                        667,674
       15,177  OFG Bancorp                              299,139
       32,970  Pacific Premier Bancorp, Inc.            982,506
        7,000  Park National Corp.                      664,790
       40,464  Renasant Corp.                         1,292,016
       17,788  S&T Bancorp, Inc.                        668,651
       28,378  Sandy Spring Bancorp, Inc.               987,554
       35,164  Seacoast Banking Corp. of
                  Florida (a)                           954,703
       28,528  ServisFirst Bancshares, Inc.           1,048,404
       53,501  Simmons First National Corp.,
                  Class A                             1,282,954
       19,296  Southside Bancshares, Inc.               676,904
       26,181  Stock Yards Bancorp, Inc.              1,014,252
       11,747  Tompkins Financial Corp.               1,011,299
       38,640  TowneBank                              1,025,892
       26,341  TriCo Bancshares                         958,812
       31,149  Trustmark Corp.                          996,145
       34,811  United Community Banks, Inc.             971,923
       49,202  Veritex Holdings, Inc.                 1,393,401
       13,322  Washington Trust Bancorp, Inc.           630,530
       18,964  WesBanco, Inc.                           628,088
        5,288  Westamerica Bancorporation               335,048
                                                ---------------
                                                     44,354,629
                                                ---------------
               BEVERAGES -- 0.2%
        2,523  Coca-Cola Consolidated, Inc.             683,253
       14,046  National Beverage Corp. (a) (b)          602,714
                                                ---------------
                                                      1,285,967
                                                ---------------
               BIOTECHNOLOGY -- 3.4%
       27,033  Acceleron Pharma, Inc. (a)             2,454,056
       20,570  Denali Therapeutics,
                  Inc. (a) (b)                          476,401
       81,326  Dicerna Pharmaceuticals,
                  Inc. (a)                            1,605,782
       24,203  Editas Medicine, Inc. (a)                639,685
       13,284  Emergent BioSolutions, Inc. (a)          731,816
       72,828  Epizyme, Inc. (a)                      1,524,290
       54,928  Fate Therapeutics, Inc. (a)            1,392,974


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
       45,743  Heron Therapeutics, Inc. (a)     $       954,199
       11,567  Intercept Pharmaceuticals,
                  Inc. (a)                            1,068,906
      134,604  Ironwood Pharmaceuticals,
                  Inc. (a)                            1,626,016
       54,483  Momenta Pharmaceuticals,
                  Inc. (a)                            1,581,097
       21,272  Natera, Inc. (a)                         744,733
       15,005  Portola Pharmaceuticals,
                  Inc. (a) (b)                          191,914
       32,705  Principia Biopharma, Inc. (a)          1,721,918
        5,000  uniQure N.V. (a)                         287,800
       38,502  Veracyte, Inc. (a)                     1,010,678
                                                ---------------
                                                     18,012,265
                                                ---------------
               BUILDING PRODUCTS -- 3.0%
       14,505  AAON, Inc.                               760,642
       36,902  Advanced Drainage Systems,
                  Inc.                                1,534,016
       13,714  American Woodmark Corp. (a)            1,503,740
       44,102  Apogee Enterprises, Inc.               1,403,326
       42,305  Builders FirstSource, Inc. (a)         1,048,953
       18,614  CSW Industrials, Inc.                  1,412,430
       14,207  Gibraltar Industries, Inc. (a)           774,566
       76,531  JELD-WEN Holding, Inc. (a)             1,827,560
       27,337  Patrick Industries, Inc.               1,418,244
       96,129  PGT Innovations, Inc. (a)              1,490,000
      120,141  Resideo Technologies, Inc. (a)         1,223,035
       30,047  Universal Forest Products, Inc.        1,439,251
                                                ---------------
                                                     15,835,763
                                                ---------------
               CAPITAL MARKETS -- 1.9%
       11,086  Artisan Partners Asset
                  Management, Inc., Class A             370,272
       36,268  Bain Capital Specialty Finance,
                  Inc.                                  718,106
       60,322  BGC Partners, Inc., Class A              348,058
       27,414  Blucora, Inc. (a)                        618,186
       17,129  Cohen & Steers, Inc.                   1,267,203
       48,634  Focus Financial Partners, Inc.,
                  Class A (a)                         1,373,911
        6,011  Hamilton Lane, Inc., Class A             390,414
       21,997  Houlihan Lokey, Inc.                   1,140,544
       22,451  Moelis & Co., Class A                    808,236
        8,964  Piper Sandler Cos.                       738,903
       15,880  PJT Partners, Inc., Class A              730,798
      107,152  Waddell & Reed Financial, Inc.,
                  Class A                             1,712,289
                                                ---------------
                                                     10,216,920
                                                ---------------
               CHEMICALS -- 2.6%
       22,621  Cabot Corp.                              901,447
        3,025  Chase Corp.                              278,209
       61,355  Element Solutions, Inc. (a)              717,854
       48,323  Ferro Corp. (a)                          661,059
       15,777  GCP Applied Technologies,
                  Inc. (a)                              350,565
       20,844  H.B. Fuller Co.                          963,201


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CHEMICALS (CONTINUED)
       13,855  Innospec, Inc.                   $     1,395,614
       70,757  Kraton Corp. (a)                       1,163,953
      106,960  Kronos Worldwide, Inc.                 1,159,446
      167,635  Livent Corp. (a)                       1,577,445
       31,087  Minerals Technologies, Inc.            1,682,739
        9,740  PolyOne Corp.                            323,173
       41,713  PQ Group Holdings, Inc. (a)              638,626
       10,494  Stepan Co.                             1,035,233
       38,519  Trinseo S.A.                           1,106,266
                                                ---------------
                                                     13,954,830
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.6%
      191,409  ACCO Brands Corp.                      1,653,774
       12,515  Brady Corp., Class A                     692,955
       84,960  BrightView Holdings, Inc. (a)          1,342,368
       23,354  Casella Waste Systems, Inc.,
                  Class A (a)                         1,195,491
       31,144  Harsco Corp. (a)                         464,045
       29,468  Healthcare Services Group, Inc.          754,381
       17,206  Herman Miller, Inc.                      665,012
       38,261  HNI Corp.                              1,376,248
       42,555  Knoll, Inc.                            1,053,662
        9,387  Matthews International Corp.,
                  Class A                               350,323
       18,725  McGrath RentCorp                       1,447,817
       28,355  Mobile Mini, Inc.                      1,183,538
       70,052  Steelcase, Inc., Class A               1,303,668
        5,307  Viad Corp.                               344,955
                                                ---------------
                                                     13,828,237
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
       24,819  EchoStar Corp., Class A (a)              990,402
       97,237  Extreme Networks, Inc. (a)               573,698
        6,575  InterDigital, Inc.                       363,269
       14,620  NETGEAR, Inc. (a)                        376,027
       29,773  NetScout Systems, Inc. (a)               765,464
       13,107  Plantronics, Inc.                        376,433
                                                ---------------
                                                      3,445,293
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
       40,215  Arcosa, Inc.                           1,759,406
       21,564  Comfort Systems USA, Inc.              1,000,570
       30,398  Dycom Industries, Inc. (a)             1,228,687
       12,950  Granite Construction, Inc.               351,333
       80,557  Primoris Services Corp.                1,718,281
       96,895  WillScot Corp. (a)                     1,826,471
                                                ---------------
                                                      7,884,748
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.1%
       14,993  Summit Materials, Inc.,
                  Class A (a)                           329,396
                                                ---------------
               CONSUMER FINANCE -- 1.4%
       50,668  Encore Capital Group, Inc. (a)         1,720,179
       74,463  Enova International, Inc. (a)          1,866,043
       76,892  Green Dot Corp., Class A (a)           2,312,911


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE (CONTINUED)
       28,393  LendingClub Corp. (a)            $       332,766
        6,153  Nelnet, Inc., Class A                    352,321
       19,743  PRA Group, Inc. (a)                      698,112
                                                ---------------
                                                      7,282,332
                                                ---------------
               CONTAINERS & PACKAGING -- 0.3%
       32,428  Greif, Inc., Class A                   1,310,740
       30,035  O-I Glass, Inc.                          379,041
                                                ---------------
                                                      1,689,781
                                                ---------------
               DISTRIBUTORS -- 0.2%
       39,535  Core-Mark Holding Co., Inc.              926,700
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
       51,233  Adtalem Global Education,
                  Inc. (a)                            1,768,051
       81,389  Laureate Education, Inc.,
                  Class A (a)                         1,696,147
       58,453  Perdoceo Education Corp. (a)           1,039,294
        9,378  WW International, Inc. (a)               309,286
                                                ---------------
                                                      4,812,778
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.4%
       38,540  Cannae Holdings, Inc. (a)              1,567,036
       67,289  FGL Holdings                             649,339
                                                ---------------
                                                      2,216,375
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.2%
       19,406  ATN International, Inc.                1,123,025
                                                ---------------
               ELECTRIC UTILITIES -- 0.1%
        4,546  MGE Energy, Inc.                         363,362
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
       44,282  Atkore International Group,
                  Inc. (a)                            1,757,996
       31,193  AZZ, Inc.                              1,287,023
       24,969  Encore Wire Corp.                      1,356,066
       25,946  Sunrun, Inc. (a)                         441,860
      148,065  Vivint Solar, Inc. (a) (b)             1,208,211
                                                ---------------
                                                      6,051,156
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.0%
       87,523  AVX Corp.                              1,774,091
       11,038  Badger Meter, Inc.                       651,904
       41,713  Benchmark Electronics, Inc.            1,283,926
       35,820  CTS Corp.                              1,049,884
       12,754  ePlus, Inc. (a)                        1,016,749
       16,579  Fabrinet (a)                           1,045,140
       21,285  II-VI, Inc. (a)                          716,240
       15,293  Insight Enterprises, Inc. (a)          1,007,350
       21,340  Itron, Inc. (a)                        1,744,545
       67,768  Knowles Corp. (a)                      1,337,063
       45,529  Methode Electronics, Inc.              1,491,075
        7,460  MTS Systems Corp.                        378,147


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
        7,113  OSI Systems, Inc. (a)            $       615,559
        9,313  Plexus Corp. (a)                         662,341
       41,859  Sanmina Corp. (a)                      1,332,791
       48,486  ScanSource, Inc. (a)                   1,691,676
      119,043  TTM Technologies, Inc. (a)             1,713,029
       84,151  Vishay Intertechnology, Inc.           1,707,424
                                                ---------------
                                                     21,218,934
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.6%
      142,757  Archrock, Inc.                         1,192,021
       20,881  Cactus, Inc., Class A                    601,790
        9,511  Core Laboratories N.V.                   334,121
       49,836  Diamond Offshore Drilling,
                  Inc. (a) (b)                          230,741
      148,835  Helix Energy Solutions Group,
                  Inc. (a)                            1,241,284
      497,664  Nabors Industries Ltd.                 1,030,165
       48,065  Oceaneering International,
                  Inc. (a)                              596,487
       43,938  Oil States International,
                  Inc. (a)                              473,652
       68,251  Patterson-UTI Energy, Inc.               541,913
       63,701  ProPetro Holding Corp. (a)               620,448
      136,763  RPC, Inc. (b)                            619,536
       33,216  SEACOR Holdings, Inc. (a)              1,248,589
                                                ---------------
                                                      8,730,747
                                                ---------------
               ENTERTAINMENT -- 0.1%
       59,227  Glu Mobile, Inc. (a)                     349,439
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.5%
       17,096  Alexander & Baldwin, Inc.                373,719
       27,023  American Finance Trust, Inc.             350,488
       22,750  Brandywine Realty Trust                  355,355
       17,137  Columbia Property Trust, Inc.            361,591
      103,084  CoreCivic, Inc.                        1,644,190
      129,357  DiamondRock Hospitality Co.            1,250,882
       84,909  Diversified Healthcare Trust             655,497
       60,399  Easterly Government Properties,
                  Inc.                                1,462,260
       51,335  Empire State Realty Trust, Inc.,
                  Class A                               696,103
       28,885  Essential Properties Realty
                  Trust, Inc.                           797,515
       86,290  GEO Group (The), Inc.                  1,363,382
       53,005  Global Net Lease, Inc.                 1,098,794
       22,270  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.          759,184
       50,897  Independence Realty Trust, Inc.          746,659
       31,964  Industrial Logistics Properties
                  Trust                                 731,656
        4,723  Innovative Industrial Properties,
                  Inc.                                  422,708
       18,348  Kite Realty Group Trust                  315,586
       77,457  Mack-Cali Realty Corp.                 1,700,956


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       21,315  National Storage Affiliates
                  Trust                         $       727,907
        7,962  NexPoint Residential Trust, Inc.         388,546
       33,447  Office Properties Income Trust         1,138,201
       32,223  Piedmont Office Realty Trust,
                  Inc., Class A                         747,251
        8,280  PotlatchDeltic Corp.                     356,040
        6,602  QTS Realty Trust, Inc., Class A          375,522
       26,739  Retail Properties of America,
                  Inc., Class A                         324,879
       47,648  RPT Realty                               664,690
       26,675  Safehold, Inc.                         1,199,308
       76,672  SITE Centers Corp.                       974,501
      145,186  Summit Hotel Properties, Inc.          1,610,113
       97,304  Tanger Factory Outlet Centers,
                  Inc. (b)                            1,423,557
       12,213  Universal Health Realty Income
                  Trust                               1,506,473
       56,046  Urban Edge Properties                  1,030,686
       12,279  Washington Real Estate
                  Investment Trust                      373,773
       82,906  Xenia Hotels & Resorts, Inc.           1,549,513
                                                ---------------
                                                     29,477,485
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.1%
       70,871  Andersons (The), Inc.                  1,603,102
       28,207  Chefs' Warehouse (The), Inc. (a)       1,026,735
       10,091  PriceSmart, Inc.                         618,174
       55,554  Sprouts Farmers Market, Inc. (a)         868,309
       44,249  Weis Markets, Inc.                     1,623,496
                                                ---------------
                                                      5,739,816
                                                ---------------
               FOOD PRODUCTS -- 1.1%
       99,922  B&G Foods, Inc. (b)                    1,604,747
        3,955  Calavo Growers, Inc.                     302,993
       40,975  Fresh Del Monte Produce, Inc.          1,285,795
       30,320  Freshpet, Inc. (a)                     1,906,522
       24,643  Hostess Brands, Inc. (a)                 330,709
       25,110  Simply Good Foods (The)
                  Co. (a)                               576,777
                                                ---------------
                                                      6,007,543
                                                ---------------
               GAS UTILITIES -- 0.1%
        4,859  Northwest Natural Holding Co.            356,553
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.8%
       22,043  AtriCure, Inc. (a)                       857,473
       12,932  Axonics Modulation
                  Technologies, Inc. (a) (b)            375,416
       22,123  Cardiovascular Systems, Inc. (a)       1,004,163
       16,021  CONMED Corp.                           1,629,015
        5,244  Inogen, Inc. (a)                         232,152
       12,194  Nevro Corp. (a)                        1,620,705
       14,328  Quidel Corp. (a)                       1,100,390
       30,564  STAAR Surgical Co. (a)                 1,028,173
       26,537  Tactile Systems Technology,
                  Inc. (a)                            1,491,114


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES (CONTINUED)
       12,020  Varex Imaging Corp. (a)          $       332,353
                                                ---------------
                                                      9,670,954
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.2%
       14,742  Addus HomeCare Corp. (a)               1,390,760
       11,501  AMN Healthcare Services,
                  Inc. (a)                              774,938
        7,740  BioTelemetry, Inc. (a)                   378,641
      147,861  Brookdale Senior Living,
                  Inc. (a)                              974,404
       12,305  CorVel Corp. (a)                       1,126,769
        9,158  Magellan Health, Inc. (a)                670,457
       16,583  National HealthCare Corp.              1,391,645
       16,301  National Research Corp.                1,103,089
       52,487  Patterson Cos., Inc.                   1,155,239
        9,460  Premier, Inc., Class A (a)               328,924
      138,028  R1 RCM, Inc. (a)                       1,725,350
       30,705  Select Medical Holdings
                  Corp. (a)                             701,302
                                                ---------------
                                                     11,721,518
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.7%
       13,173  HealthStream, Inc. (a)                   336,570
       76,156  Inovalon Holdings, Inc.,
                  Class A (a)                         1,542,921
       24,142  Inspire Medical Systems, Inc. (a)      1,805,822
       22,298  NextGen Healthcare, Inc. (a)             309,050
                                                ---------------
                                                      3,994,363
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.2%
       32,470  Bloomin' Brands, Inc.                    674,402
        8,531  Brinker International, Inc.              364,188
       27,662  Cheesecake Factory (The), Inc.         1,062,221
       26,760  Dave & Buster's Entertainment,
                  Inc.                                1,181,721
       18,023  Denny's Corp. (a)                        368,931
       12,871  Dine Brands Global, Inc.               1,097,253
        4,593  Jack in the Box, Inc.                    375,478
       21,915  Lindblad Expeditions Holdings,
                  Inc. (a)                              361,378
       22,697  Papa John's International, Inc.        1,470,312
       42,055  Penn National Gaming, Inc. (a)         1,254,501
       85,315  Playa Hotels & Resorts N.V. (a)          598,911
       66,901  Scientific Games Corp. (a)             1,661,821
       45,199  SeaWorld Entertainment, Inc. (a)       1,557,557
                                                ---------------
                                                     12,028,674
                                                ---------------
               HOUSEHOLD DURABLES -- 3.2%
        3,668  Cavco Industries, Inc. (a)               821,705
       26,013  Installed Building Products,
                  Inc. (a)                            1,928,344
       41,824  KB Home                                1,570,491
       34,148  La-Z-Boy, Inc.                         1,046,295
       10,144  LGI Homes, Inc. (a)                      808,883
       46,949  M.D.C. Holdings, Inc.                  1,978,431
       45,529  M/I Homes, Inc. (a)                    2,021,032


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES (CONTINUED)
       29,318  Meritage Homes Corp. (a)         $     2,080,405
       33,910  Skyline Champion Corp. (a)               974,913
       81,957  Taylor Morrison Home Corp. (a)         2,121,047
      114,992  TRI Pointe Group, Inc. (a)             1,869,770
                                                ---------------
                                                     17,221,316
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       48,816  Central Garden & Pet Co.,
                  Class A (a)                         1,462,527
        1,845  WD-40 Co.                                344,683
                                                ---------------
                                                      1,807,210
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.1%
       17,961  Clearway Energy, Inc., Class C           380,234
                                                ---------------
               INSURANCE -- 2.7%
       11,972  American Equity Investment
                  Life Holding Co.                      316,181
        5,451  Argo Group International
                  Holdings Ltd.                         357,586
       79,056  CNO Financial Group, Inc.              1,390,595
       18,647  eHealth, Inc. (a)                      1,960,919
       42,911  Employers Holdings, Inc.               1,830,154
       18,241  FBL Financial Group, Inc.,
                  Class A                               981,001
       24,621  Horace Mann Educators Corp.            1,058,949
        8,695  James River Group Holdings
                  Ltd.                                  373,363
       10,574  Kinsale Capital Group, Inc.            1,207,762
        4,928  National Western Life Group,
                  Inc., Class A                       1,310,848
        9,914  ProAssurance Corp.                       301,088
       11,617  Safety Insurance Group, Inc.           1,069,693
       11,552  State Auto Financial Corp.               347,831
       34,060  Third Point Reinsurance Ltd. (a)         370,913
       38,261  Trupanion, Inc. (a) (b)                1,221,291
        8,194  United Fire Group, Inc.                  362,667
                                                ---------------
                                                     14,460,841
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.1%
       42,305  ANGI Homeservices, Inc.,
                  Class A (a) (b)                       339,709
       10,288  Yelp, Inc. (a)                           335,389
                                                ---------------
                                                        675,098
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.5%
      109,021  Quotient Technology, Inc. (a)          1,097,841
        8,356  Shutterstock, Inc. (a)                   362,066
       55,856  Stitch Fix, Inc.,
                  Class A (a) (b)                     1,279,102
                                                ---------------
                                                      2,739,009
                                                ---------------
               IT SERVICES -- 1.6%
       27,680  CSG Systems International, Inc.        1,379,018
       21,053  EVERTEC, Inc.                            706,749
       15,476  ExlService Holdings, Inc. (a)          1,131,450


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES (CONTINUED)
        8,971  ManTech International Corp.,
                  Class A                       $       720,192
       48,097  NIC, Inc.                                948,954
       38,889  Perficient, Inc. (a)                   1,932,783
       29,061  Sykes Enterprises, Inc. (a)              976,159
        9,044  TTEC Holdings, Inc.                      359,228
        7,906  Virtusa Corp. (a)                        329,206
                                                ---------------
                                                      8,483,739
                                                ---------------
               LEISURE PRODUCTS -- 0.5%
       22,050  Acushnet Holdings Corp.                  682,888
       33,804  Callaway Golf Co.                        724,082
       30,476  Sturm Ruger & Co., Inc.                1,509,172
                                                ---------------
                                                      2,916,142
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.5%
       25,760  NanoString Technologies,
                  Inc. (a)                              699,899
       61,251  NeoGenomics, Inc. (a)                  1,974,120
                                                ---------------
                                                      2,674,019
                                                ---------------
               MACHINERY -- 5.1%
       11,415  Alamo Group, Inc.                      1,421,852
        4,720  Albany International Corp.,
                  Class A                               329,314
       39,583  Altra Industrial Motion Corp.          1,316,531
       17,349  Barnes Group, Inc.                     1,095,936
       17,902  Columbus McKinnon Corp.                  626,391
       32,575  Douglas Dynamics, Inc.                 1,707,907
        5,357  EnPro Industries, Inc.                   313,063
       11,621  ESCO Technologies, Inc.                1,115,151
       44,443  Federal Signal Corp.                   1,429,287
       25,004  Franklin Electric Co., Inc.            1,442,481
       19,110  Gorman-Rupp (The) Co.                    705,350
       55,245  Greenbrier (The) Cos., Inc.            1,330,852
       31,004  Helios Technologies, Inc.              1,318,290
       21,513  Hillenbrand, Inc.                        624,522
       13,606  Kadant, Inc.                           1,450,400
       54,725  Meritor, Inc. (a)                      1,199,025
       33,856  Mueller Industries, Inc.                 987,580
       29,909  Mueller Water Products, Inc.,
                  Class A                               348,440
       29,299  REV Group, Inc.                          292,990
       35,213  SPX Corp. (a)                          1,727,902
       29,327  SPX FLOW, Inc. (a)                     1,282,763
       13,547  Standex International Corp.              990,150
       18,393  Tennant Co.                            1,420,308
       22,816  TriMas Corp. (a)                         655,504
       64,707  Trinity Industries, Inc.               1,315,493
       10,775  Watts Water Technologies, Inc.,
                  Class A                             1,074,375
                                                ---------------
                                                     27,521,857
                                                ---------------
               MARINE -- 0.2%
       26,348  Matson, Inc.                             948,791
                                                ---------------
               MEDIA -- 1.1%
       45,356  AMC Networks, Inc., Class A (a)        1,659,576
       22,808  E.W. Scripps (The) Co., Class A          276,889


Page 50                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       66,851  Gray Television, Inc. (a)        $     1,355,739
       29,539  John Wiley & Sons, Inc.,
                  Class A                             1,288,491
       20,594  MSG Networks, Inc., Class A (a)          313,235
       27,957  Scholastic Corp.                         921,183
                                                ---------------
                                                      5,815,113
                                                ---------------
               METALS & MINING -- 1.9%
       86,718  Allegheny Technologies, Inc. (a)       1,495,886
       35,990  Carpenter Technology Corp.             1,430,243
       80,449  Commercial Metals Co.                  1,653,227
        5,877  Compass Minerals International,
                  Inc.                                  340,220
      105,699  Hecla Mining Co.                         320,268
        9,693  Kaiser Aluminum Corp.                    970,754
        6,027  Materion Corp.                           327,266
      157,020  United States Steel Corp. (b)          1,424,171
       84,790  Warrior Met Coal, Inc.                 1,599,139
       16,989  Worthington Industries, Inc.             624,855
                                                ---------------
                                                     10,186,029
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.7%
       74,909  Arbor Realty Trust, Inc.               1,106,406
       35,094  KKR Real Estate Finance Trust,
                  Inc.                                  738,729
       48,226  PennyMac Mortgage Investment
                  Trust                               1,121,254
       21,663  Redwood Trust, Inc.                      381,919
       17,676  TPG RE Finance Trust, Inc.               361,828
                                                ---------------
                                                      3,710,136
                                                ---------------
               MULTILINE RETAIL -- 0.6%
       62,380  Big Lots, Inc.                         1,688,003
       24,382  Dillard's, Inc., Class A (b)           1,480,475
                                                ---------------
                                                      3,168,478
                                                ---------------
               MULTI-UTILITIES -- 0.1%
        5,797  Unitil Corp.                             357,617
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.9%
      628,628  Antero Resources Corp. (a)             1,162,962
       24,973  Arch Coal, Inc., Class A               1,286,859
      370,929  Callon Petroleum Co. (a)               1,112,787
      202,440  CNX Resources Corp. (a)                1,463,641
      125,725  Kosmos Energy Ltd.                       642,455
       85,450  Magnolia Oil & Gas Corp.,
                  Class A (a)                           898,934
       99,699  Matador Resources Co. (a)              1,462,584
      549,569  Oasis Petroleum, Inc. (a)              1,236,530
       77,091  Par Pacific Holdings, Inc. (a)         1,551,071
       68,461  PDC Energy, Inc. (a)                   1,478,073
      196,446  Peabody Energy Corp.                   1,327,975
      318,506  QEP Resources, Inc.                    1,009,664
      159,394  SM Energy Co.                          1,463,237
      740,326  Southwestern Energy Co. (a)            1,162,312
       59,422  Talos Energy, Inc. (a)                 1,303,718


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      244,085  Whiting Petroleum Corp. (a) (b)  $     1,108,146
       24,758  World Fuel Services Corp.                968,533
                                                ---------------
                                                     20,639,481
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.8%
       19,617  Boise Cascade Co.                        710,135
       46,852  Domtar Corp.                           1,631,387
       10,176  Neenah, Inc.                             678,129
       34,134  Schweitzer-Mauduit
                  International, Inc.                 1,195,714
                                                ---------------
                                                      4,215,365
                                                ---------------
               PERSONAL PRODUCTS -- 0.4%
        9,855  Inter Parfums, Inc.                      681,079
        3,269  Medifast, Inc. (b)                       315,884
       26,231  Nu Skin Enterprises, Inc.,
                  Class A                               854,868
        9,124  USANA Health Sciences,
                  Inc. (a)                              562,951
                                                ---------------
                                                      2,414,782
                                                ---------------
               PHARMACEUTICALS -- 1.2%
       14,825  Aerie Pharmaceuticals,
                  Inc. (a) (b)                          303,616
       18,575  Amphastar Pharmaceuticals,
                  Inc. (a)                              351,253
       29,614  Corcept Therapeutics, Inc. (a)           375,209
       25,306  Innoviva, Inc. (a)                       349,349
       14,748  MyoKardia, Inc. (a)                    1,003,307
       15,820  Pacira BioSciences, Inc. (a)             683,740
        7,012  Reata Pharmaceuticals, Inc.,
                  Class A (a)                         1,534,156
       55,360  Theravance Biopharma, Inc. (a)         1,543,437
        6,873  Zogenix, Inc. (a)                        346,193
                                                ---------------
                                                      6,490,260
                                                ---------------
               PROFESSIONAL SERVICES -- 1.4%
       26,581  CBIZ, Inc. (a)                           717,687
       25,779  Forrester Research, Inc. (a)           1,066,477
       20,856  Huron Consulting Group,
                  Inc. (a)                            1,351,677
        7,822  ICF International, Inc.                  685,129
       79,344  Kelly Services, Inc., Class A          1,409,149
       18,051  Kforce, Inc.                             668,790
       42,254  Korn Ferry                             1,731,569
                                                ---------------
                                                      7,630,478
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
       28,858  Marcus & Millichap, Inc. (a)           1,021,573
       53,262  Newmark Group, Inc., Class A             626,894
       84,749  Redfin Corp. (a)                       2,061,943
       36,138  St Joe (The) Co. (a)                     759,259
                                                ---------------
                                                      4,469,669
                                                ---------------
               ROAD & RAIL -- 1.6%
       68,090  Heartland Express, Inc.                1,272,602
       68,251  Hertz Global Holdings, Inc. (a)        1,075,636
       83,369  Marten Transport Ltd.                  1,730,741


                        See Notes to Financial Statements                Page 51

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
       15,392  Saia, Inc. (a)                   $     1,340,643
       65,685  Schneider National, Inc.,
                  Class B                             1,462,805
       49,233  Werner Enterprises, Inc.               1,814,728
                                                ---------------
                                                      8,697,155
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.9%
        5,032  Advanced Energy Industries,
                  Inc. (a)                              351,938
        5,917  Ambarella, Inc. (a)                      349,931
       82,689  Amkor Technology, Inc. (a)               930,251
       31,782  Diodes, Inc. (a)                       1,641,223
       68,988  FormFactor, Inc. (a)                   1,746,086
       24,204  Inphi Corp. (a)                        1,838,536
       56,162  Lattice Semiconductor Corp. (a)        1,044,613
       53,882  MACOM Technology Solutions
                  Holdings, Inc. (a)                  1,531,326
        7,244  Power Integrations, Inc.                 707,522
                                                ---------------
                                                     10,141,426
                                                ---------------
               SOFTWARE -- 2.7%
       13,036  Appfolio, Inc., Class A (a)            1,713,452
        9,378  Appian Corp. (a) (b)                     478,653
       13,899  Blackline, Inc. (a)                      850,202
       20,056  Bottomline Technologies DE,
                  Inc. (a)                            1,075,002
       21,353  Box, Inc., Class A (a)                   320,936
       61,620  Cloudera, Inc. (a)                       634,070
       42,899  Ebix, Inc.                             1,477,012
       38,736  LivePerson, Inc. (a)                   1,588,563
        2,513  MicroStrategy, Inc., Class A (a)         382,051
        8,623  Progress Software Corp.                  389,156
       45,548  SailPoint Technologies Holding,
                  Inc. (a)                            1,142,799
       19,398  SPS Commerce, Inc. (a)                 1,102,388
       40,104  SVMK, Inc. (a)                           707,836
       14,955  Tenable Holdings, Inc. (a)               407,524
       10,033  Upland Software, Inc. (a)                391,688
       18,444  Varonis Systems, Inc. (a)              1,543,025
                                                ---------------
                                                     14,204,357
                                                ---------------
               SPECIALTY RETAIL -- 4.1%
      103,619  Abercrombie & Fitch Co.,
                  Class A                             1,695,207
        9,617  Asbury Automotive Group,
                  Inc. (a)                              927,560
       40,234  Boot Barn Holdings, Inc. (a)           1,688,621
       55,663  Buckle (The), Inc. (b)                 1,358,734
       17,193  Children's Place (The), Inc. (b)       1,025,906
       91,060  Designer Brands, Inc., Class A         1,296,695
       28,962  Dick's Sporting Goods, Inc.            1,280,989
       14,334  Group 1 Automotive, Inc.               1,444,437
       16,011  Guess?, Inc.                             340,874
      132,873  Michaels (The) Cos., Inc. (a)            655,064
      523,092  Office Depot, Inc.                     1,161,264
       49,697  Rent-A-Center, Inc.                    1,447,674
        8,392  RH (a)                                 1,751,830


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       58,901  Sally Beauty Holdings, Inc. (a)  $       904,130
       65,928  Signet Jewelers Ltd.                   1,602,710
       36,385  Sleep Number Corp. (a)                 1,877,102
       64,515  Urban Outfitters, Inc. (a)             1,651,584
                                                ---------------
                                                     22,110,381
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.3%
      135,726  Diebold Nixdorf, Inc. (a)              1,562,206
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.0%
       42,768  Crocs, Inc. (a)                        1,621,335
       53,481  G-III Apparel Group Ltd. (a)           1,455,218
        8,534  Kontoor Brands, Inc.                     325,487
       19,004  Oxford Industries, Inc.                1,318,877
       21,240  Wolverine World Wide, Inc.               670,547
                                                ---------------
                                                      5,391,464
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.7%
       35,501  Axos Financial, Inc. (a)               1,000,063
       42,305  Columbia Financial, Inc. (a)             709,455
       28,103  Flagstar Bancorp, Inc.                   990,350
       25,909  Kearny Financial Corp.                   319,976
       53,506  Meridian Bancorp, Inc.                   962,573
       49,071  Meta Financial Group, Inc.             1,826,423
       53,997  NMI Holdings, Inc., Class A (a)        1,723,584
       43,092  Northwest Bancshares, Inc.               677,622
       42,089  OceanFirst Financial Corp.               978,990
       52,633  PennyMac Financial Services,
                  Inc.                                1,774,785
       43,608  Provident Financial Services,
                  Inc.                                  994,698
       27,700  Walker & Dunlop, Inc.                  1,838,449
       16,290  WSFS Financial Corp.                     649,808
                                                ---------------
                                                     14,446,776
                                                ---------------
               TOBACCO -- 0.6%
       31,399  Universal Corp.                        1,668,857
      133,801  Vector Group Ltd.                      1,758,145
                                                ---------------
                                                      3,427,002
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.9%
       16,118  Applied Industrial Technologies,
                  Inc.                                1,040,739
       33,614  Beacon Roofing Supply, Inc. (a)        1,112,960
       49,958  BMC Stock Holdings, Inc. (a)           1,458,024
       66,160  GMS, Inc. (a)                          1,767,795
       53,592  H&E Equipment Services, Inc.           1,452,879
       21,965  Herc Holdings, Inc. (a)                  881,236
       10,872  Kaman Corp.                              671,020
      105,079  MRC Global, Inc. (a)                   1,183,190
      127,515  NOW, Inc. (a)                          1,276,425
       38,530  Rush Enterprises, Inc., Class A        1,656,790
       44,567  Triton International Ltd.              1,673,491
       30,167  WESCO International, Inc. (a)          1,460,384
                                                ---------------
                                                     15,634,933
                                                ---------------


Page 52                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.1%
        5,042  SJW Group                        $       369,831
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       17,223  Shenandoah
                  Telecommunications Co.                694,948
       49,451  United States Cellular Corp. (a)       1,583,421
                                                ---------------
                                                      2,278,369
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          534,833,407
               (Cost $517,504,410)              ---------------

               MONEY MARKET FUNDS -- 0.7%
    2,759,350  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                       2,759,350
    1,045,793  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                   1,045,793
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.7%                             3,805,143
               (Cost $3,805,143)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.4%
$  12,722,266  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $12,723,920. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.125%, due
                  08/15/21. The value of the
                  collateral including accrued
                  interest is $12,990,556. (d)       12,722,266
               (Cost $12,722,266)               ---------------

               TOTAL INVESTMENTS -- 102.9%          551,360,816
               (Cost $534,031,819) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.9)%             (15,614,065)
                                                ---------------
               NET ASSETS -- 100.0%             $   535,746,751
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $14,634,353 and the total value of the collateral held by the Fund is $15,481,616.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $57,873,685 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $40,544,688. The net unrealized appreciation was $17,328,997.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  534,833,407   $          --   $         --
Money Market
   Funds                3,805,143              --             --
Repurchase
   Agreements                  --      12,722,266             --
                   ---------------------------------------------
Total Investments  $  538,638,550   $  12,722,266   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 53

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2020 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    14,634,353
Non-cash Collateral(2)                              (14,634,353)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $    12,722,266
Non-cash Collateral(4)                              (12,722,266)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.5%
       23,097  General Dynamics Corp.           $     4,052,138
      228,322  Textron, Inc.                         10,486,830
       13,242  United Technologies Corp.              1,988,948
                                                ---------------
                                                     16,527,916
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.0%
       52,086  C.H. Robinson Worldwide, Inc.          3,761,651
       52,207  Expeditors International of
                  Washington, Inc.                    3,813,199
       13,114  FedEx Corp.                            1,896,809
       16,942  United Parcel Service, Inc.,
                  Class B                             1,753,836
                                                ---------------
                                                     11,225,495
                                                ---------------
               AIRLINES -- 3.0%
      142,024  American Airlines Group, Inc.          3,811,924
      174,131  Delta Air Lines, Inc.                  9,706,062
      188,645  Southwest Airlines Co.                10,371,702
      115,599  United Airlines Holdings,
                  Inc. (a)                            8,646,805
                                                ---------------
                                                     32,536,493
                                                ---------------
               AUTO COMPONENTS -- 0.2%
       20,881  Aptiv PLC                              1,770,500
                                                ---------------
               AUTOMOBILES -- 0.9%
      278,228  General Motors Co.                     9,290,033
                                                ---------------
               BANKS -- 8.1%
      168,913  Bank of America Corp.                  5,545,414
      101,970  Citigroup, Inc.                        7,587,588
      250,755  Citizens Financial Group, Inc.         9,348,146
      113,539  Comerica, Inc.                         6,944,045
      265,013  Fifth Third Bancorp                    7,539,620
      540,218  Huntington Bancshares, Inc.            7,330,758
       29,221  JPMorgan Chase & Co.                   3,867,692
      293,925  KeyCorp                                5,499,337
       35,045  M&T Bank Corp.                         5,905,783
       37,269  PNC Financial Services Group
                  (The), Inc.                         5,536,310
      474,736  Regions Financial Corp.                7,391,640
       16,225  SVB Financial Group (a)                3,899,354
       68,701  U.S. Bancorp                           3,656,267
      151,420  Wells Fargo & Co.                      7,107,655
                                                ---------------
                                                     87,159,609
                                                ---------------
               BEVERAGES -- 0.6%
      110,372  Molson Coors Beverage Co.,
                  Class B                             6,134,476
                                                ---------------
               BIOTECHNOLOGY -- 1.4%
       16,897  Amgen, Inc.                            3,650,597
       27,454  Biogen, Inc. (a)                       7,381,008
       10,848  Regeneron Pharmaceuticals,
                  Inc. (a)                            3,665,973
                                                ---------------
                                                     14,697,578
                                                ---------------
               BUILDING PRODUCTS -- 0.2%
       41,320  Masco Corp.                            1,963,526
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS -- 5.5%
       11,904  Ameriprise Financial, Inc.       $     1,969,041
      118,202  Bank of New York Mellon (The)
                  Corp.                               5,293,085
      131,122  E*TRADE Financial Corp.                5,588,420
      391,960  Franklin Resources, Inc.               9,916,588
       35,429  Goldman Sachs Group (The),
                  Inc.                                8,423,245
      159,361  Morgan Stanley                         8,328,206
       18,664  Northern Trust Corp.                   1,825,526
       66,499  Raymond James Financial, Inc.          6,080,003
       75,211  State Street Corp.                     5,688,208
       48,828  T. Rowe Price Group, Inc.              6,520,003
                                                ---------------
                                                     59,632,325
                                                ---------------
               CHEMICALS -- 3.5%
       48,319  Celanese Corp.                         5,001,016
      124,615  CF Industries Holdings, Inc.           5,019,492
       92,666  DuPont de Nemours, Inc.                4,742,646
      128,477  Eastman Chemical Co.                   9,156,556
      107,781  LyondellBasell Industries N.V.,
                  Class A                             8,391,829
      274,911  Mosaic (The) Co.                       5,454,234
                                                ---------------
                                                     37,765,773
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.2%
        7,091  Martin Marietta Materials, Inc.        1,870,606
                                                ---------------
               CONSUMER FINANCE -- 3.2%
      333,217  Ally Financial, Inc.                  10,672,940
       98,952  Capital One Financial Corp.            9,875,410
       70,137  Discover Financial Services            5,269,393
      282,785  Synchrony Financial                    9,165,062
                                                ---------------
                                                     34,982,805
                                                ---------------
               CONTAINERS & PACKAGING -- 0.7%
      176,906  International Paper Co.                7,203,612
                                                ---------------
               DISTRIBUTORS -- 0.2%
       18,667  Genuine Parts Co.                      1,746,671
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.3%
       26,265  Berkshire Hathaway, Inc.,
                  Class B (a)                         5,894,654
      328,753  Equitable Holdings, Inc.               7,896,647
                                                ---------------
                                                     13,791,301
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
      260,571  AT&T, Inc.                             9,802,681
       96,890  Verizon Communications, Inc.           5,759,142
                                                ---------------
                                                     15,561,823
                                                ---------------
               ELECTRIC UTILITIES -- 5.4%
       74,436  Alliant Energy Corp.                   4,418,521
       89,316  Duke Energy Corp.                      8,719,921
       49,660  Entergy Corp.                          6,531,283
       23,312  Eversource Energy                      2,154,961
      223,362  Exelon Corp.                          10,629,798
       83,811  FirstEnergy Corp.                      4,256,761
       90,587  Pinnacle West Capital Corp.            8,849,444


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES (CONTINUED)
      227,049  PPL Corp.                        $     8,216,903
       64,155  Xcel Energy, Inc.                      4,438,885
                                                ---------------
                                                     58,216,477
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
       62,808  Eaton Corp. PLC                        5,933,472
       53,412  Emerson Electric Co.                   3,825,901
                                                ---------------
                                                      9,759,373
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.2%
      279,853  Corning, Inc.                          7,469,277
       62,072  TE Connectivity Ltd.                   5,721,797
                                                ---------------
                                                     13,191,074
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.8%
       77,370  Baker Hughes Co.                       1,675,834
      332,918  Halliburton Co.                        7,260,942
                                                ---------------
                                                      8,936,776
                                                ---------------
               ENTERTAINMENT -- 0.9%
       33,372  Activision Blizzard, Inc.              1,951,595
       75,774  Electronic Arts, Inc. (a)              8,177,530
                                                ---------------
                                                     10,129,125
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 1.8%
      548,954  Host Hotels & Resorts, Inc.            8,969,909
      153,129  Vornado Realty Trust                  10,071,294
                                                ---------------
                                                     19,041,203
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.5%
      281,011  Kroger (The) Co.                       7,547,956
      138,171  Walgreens Boots Alliance, Inc.         7,025,995
       16,686  Walmart, Inc.                          1,910,380
                                                ---------------
                                                     16,484,331
                                                ---------------
               FOOD PRODUCTS -- 2.7%
      128,350  Archer-Daniels-Midland Co.             5,744,946
      118,961  Conagra Brands, Inc.                   3,916,196
       76,049  General Mills, Inc.                    3,971,279
       43,960  Hormel Foods Corp.                     2,077,550
       57,132  J.M. Smucker (The) Co.                 5,919,446
       89,483  Tyson Foods, Inc., Class A             7,393,980
                                                ---------------
                                                     29,023,397
                                                ---------------
               GAS UTILITIES -- 0.4%
       36,414  Atmos Energy Corp.                     4,261,530
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.9%
       13,485  Anthem, Inc.                           3,577,301
       64,789  Centene Corp. (a)                      4,069,397
       29,092  Cigna Corp.                            5,596,719
       80,078  CVS Health Corp.                       5,430,890
       26,430  DaVita, Inc. (a)                       2,110,964
       27,558  HCA Healthcare, Inc.                   3,825,050
       61,050  Henry Schein, Inc. (a)                 4,208,787


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       11,113  Humana, Inc.                     $     3,736,635
       35,167  Laboratory Corp. of America
                  Holdings (a)                        6,168,292
       38,142  Quest Diagnostics, Inc.                4,221,175
        6,745  UnitedHealth Group, Inc.               1,837,675
       56,786  Universal Health Services, Inc.,
                  Class B                             7,785,929
                                                ---------------
                                                     52,568,814
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.7%
      200,337  Carnival Corp.                         8,720,670
       37,365  Darden Restaurants, Inc.               4,350,407
      174,338  Norwegian Cruise Line
                  Holdings Ltd. (a)                   9,388,101
       61,018  Royal Caribbean Cruises Ltd.           7,143,987
                                                ---------------
                                                     29,603,165
                                                ---------------
               HOUSEHOLD DURABLES -- 2.2%
      193,044  D.R. Horton, Inc.                     11,428,205
      182,527  Lennar Corp., Class A                 12,112,491
                                                ---------------
                                                     23,540,696
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.4%
       14,418  Kimberly-Clark Corp.                   2,065,234
       15,876  Procter & Gamble (The) Co.             1,978,467
                                                ---------------
                                                      4,043,701
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.2%
       99,649  AES Corp.                              1,979,029
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
       11,240  3M Co.                                 1,783,338
       11,204  Honeywell International, Inc.          1,940,757
                                                ---------------
                                                      3,724,095
                                                ---------------
               INSURANCE -- 8.6%
      112,459  Aflac, Inc.                            5,799,511
       52,903  Allstate (The) Corp.                   6,271,122
      158,707  American International Group,
                  Inc.                                7,976,614
      189,939  Arch Capital Group Ltd. (a)            8,387,706
       26,166  Chubb Ltd.                             3,976,970
        7,163  Everest Re Group Ltd.                  1,981,071
      131,180  Fidelity National Financial,
                  Inc.                                6,395,025
       38,701  Globe Life, Inc.                       4,034,966
      134,054  Hartford Financial Services
                  Group (The), Inc.                   7,946,721
       69,027  Lincoln National Corp.                 3,760,591
      199,785  MetLife, Inc.                          9,931,313
      108,166  Principal Financial Group, Inc.        5,727,390
       86,904  Prudential Financial, Inc.             7,913,478
       36,485  Reinsurance Group of America,
                  Inc.                                5,255,664
       43,439  Travelers (The) Cos., Inc.             5,717,441
       28,698  W.R. Berkley Corp.                     2,110,164
                                                ---------------
                                                     93,185,747
                                                ---------------


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.5%
      112,800  eBay, Inc.                       $     3,785,568
       18,337  Expedia Group, Inc.                    1,988,648
                                                ---------------
                                                      5,774,216
                                                ---------------
               IT SERVICES -- 2.1%
      131,353  Cognizant Technology Solutions
                  Corp., Class A                      8,062,447
      108,358  DXC Technology Co.                     3,454,453
       30,389  International Business Machines
                  Corp.                               4,367,811
       27,962  Jack Henry & Associates, Inc.          4,181,437
       20,257  Leidos Holdings, Inc.                  2,035,221
                                                ---------------
                                                     22,101,369
                                                ---------------
               MACHINERY -- 1.7%
       45,522  Cummins, Inc.                          7,282,154
      128,736  PACCAR, Inc.                           9,553,499
        9,635  Parker-Hannifin Corp.                  1,885,473
                                                ---------------
                                                     18,721,126
                                                ---------------
               MEDIA -- 2.7%
      181,154  Comcast Corp., Class A                 7,824,041
      311,028  Discovery, Inc., Class A (a)           9,100,679
      274,701  Fox Corp., Class A                    10,185,913
       24,477  Omnicom Group, Inc.                    1,843,363
                                                ---------------
                                                     28,953,996
                                                ---------------
               METALS & MINING -- 1.8%
      234,365  Newmont Corp.                         10,560,487
      180,938  Nucor Corp.                            8,592,746
                                                ---------------
                                                     19,153,233
                                                ---------------
               MULTILINE RETAIL -- 0.3%
       31,769  Target Corp.                           3,518,099
                                                ---------------
               MULTI-UTILITIES -- 3.8%
       77,463  Ameren Corp.                           6,355,839
      298,734  CenterPoint Energy, Inc.               7,910,476
       31,557  CMS Energy Corp.                       2,161,970
       65,757  Consolidated Edison, Inc.              6,181,158
       45,807  DTE Energy Co.                         6,074,466
      213,687  NiSource, Inc.                         6,263,166
       39,274  Sempra Energy                          6,308,976
                                                ---------------
                                                     41,256,051
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 9.0%
       84,499  Chevron Corp.                          9,053,223
      116,287  Concho Resources, Inc.                 8,812,229
      156,592  ConocoPhillips                         9,306,263
      296,883  Continental Resources, Inc.            8,081,155
      392,110  Devon Energy Corp.                     8,516,629
      121,573  EOG Resources, Inc.                    8,863,887
      116,744  Exxon Mobil Corp.                      7,252,137
      749,862  Marathon Oil Corp.                     8,525,931
      169,013  Marathon Petroleum Corp.               9,211,208
      163,980  Noble Energy, Inc.                     3,241,885
       91,403  Phillips 66                            8,351,492


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       86,989  Valero Energy Corp.              $     7,334,043
                                                ---------------
                                                     96,550,082
                                                ---------------
               PHARMACEUTICALS -- 1.7%
       13,595  Johnson & Johnson                      2,023,888
      405,298  Mylan N.V. (a)                         8,681,483
      207,925  Pfizer, Inc.                           7,743,127
                                                ---------------
                                                     18,448,498
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       66,457  CBRE Group, Inc., Class A (a)          4,057,200
                                                ---------------
               ROAD & RAIL -- 0.6%
       34,881  J.B. Hunt Transport Services,
                  Inc.                                3,764,706
       12,949  Kansas City Southern                   2,184,367
                                                ---------------
                                                      5,949,073
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.5%
       32,489  Applied Materials, Inc.                1,884,037
      136,115  Intel Corp.                            8,701,832
        6,782  Lam Research Corp.                     2,022,460
      189,346  Micron Technology, Inc. (a)           10,052,379
       33,697  Skyworks Solutions, Inc.               3,812,816
                                                ---------------
                                                     26,473,524
                                                ---------------
               SOFTWARE -- 0.2%
       17,881  Citrix Systems, Inc.                   2,167,535
                                                ---------------
               SPECIALTY RETAIL -- 1.2%
       12,382  Advance Auto Parts, Inc.               1,631,329
       67,757  Best Buy Co., Inc.                     5,738,340
       22,618  CarMax, Inc. (a)                       2,194,851
       17,032  Ross Stores, Inc.                      1,910,820
       32,478  TJX (The) Cos., Inc.                   1,917,501
                                                ---------------
                                                     13,392,841
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.9%
      642,062  Hewlett Packard Enterprise Co.         8,943,924
      289,492  HP, Inc.                               6,171,969
       65,433  NetApp, Inc.                           3,494,122
       33,326  Seagate Technology PLC                 1,899,249
                                                ---------------
                                                     20,509,264
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.0%
       48,849  United Rentals, Inc. (a)               6,628,321
       12,033  W.W. Grainger, Inc.                    3,642,028
                                                ---------------
                                                     10,270,349
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.8%
      103,884  T-Mobile US, Inc. (a)                  8,226,574
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       1,077,072,105
               (Cost $1,031,666,909)            ---------------


                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.0%
      191,832  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (b)             $       191,832
               (Cost $191,832)                  ---------------

               TOTAL INVESTMENTS -- 100.0%        1,077,263,937
               (Cost $1,031,858,741) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                   371,761
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,077,635,698
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $89,957,024 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $44,551,828. The net unrealized appreciation was $45,405,196.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $1,077,072,105   $          --   $         --
Money Market
   Funds                  191,832              --             --
                   ---------------------------------------------
Total Investments  $1,077,263,937   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 58                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 4.0%
       15,345  HEICO Corp.                      $     1,878,688
       36,369  L3Harris Technologies, Inc.            8,049,551
       13,497  Lockheed Martin Corp.                  5,778,336
       15,277  Northrop Grumman Corp.                 5,722,306
       25,958  Teledyne Technologies, Inc. (a)        9,476,227
       16,064  TransDigm Group, Inc.                 10,333,650
                                                ---------------
                                                     41,238,758
                                                ---------------
               AUTOMOBILES -- 1.4%
       21,504  Tesla, Inc. (a)                       13,989,857
                                                ---------------
               BEVERAGES -- 1.2%
       77,738  Brown-Forman Corp., Class B            5,258,198
       31,648  Coca-Cola (The) Co.                    1,848,243
       56,618  Monster Beverage Corp. (a)             3,770,759
       12,817  PepsiCo, Inc.                          1,820,271
                                                ---------------
                                                     12,697,471
                                                ---------------
               BIOTECHNOLOGY -- 2.5%
       16,197  Alexion Pharmaceuticals,
                  Inc. (a)                            1,609,820
       18,941  Exact Sciences Corp. (a)               1,766,816
       60,182  Incyte Corp. (a)                       4,397,499
       13,576  Sarepta Therapeutics, Inc. (a)         1,574,273
       78,727  Seattle Genetics, Inc. (a)             8,533,220
       32,866  Vertex Pharmaceuticals, Inc. (a)       7,462,225
                                                ---------------
                                                     25,343,853
                                                ---------------
               BUILDING PRODUCTS -- 0.9%
       72,227  Allegion PLC                           9,340,396
                                                ---------------
               CAPITAL MARKETS -- 4.6%
       93,942  Blackstone Group (The), Inc.,
                  Class A                             5,737,038
       14,598  Cboe Global Markets, Inc.              1,798,766
        6,529  FactSet Research Systems, Inc.         1,868,012
       18,927  Intercontinental Exchange, Inc.        1,887,779
       18,982  MarketAxess Holdings, Inc.             6,723,045
       30,312  Moody's Corp.                          7,783,819
       27,873  MSCI, Inc.                             7,966,103
       49,068  Nasdaq, Inc.                           5,714,459
       26,354  S&P Global, Inc.                       7,740,960
                                                ---------------
                                                     47,219,981
                                                ---------------
               CHEMICALS -- 1.7%
        7,455  Air Products and Chemicals, Inc.       1,779,583
       90,115  FMC Corp.                              8,614,093
       12,332  Sherwin-Williams (The) Co.             6,868,801
                                                ---------------
                                                     17,262,477
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.3%
       26,745  Cintas Corp.                           7,461,053
       98,913  Copart, Inc. (a)                      10,035,713
       40,144  Republic Services, Inc.                3,815,687
       15,371  Waste Management, Inc.                 1,870,651
                                                ---------------
                                                     23,183,104
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.2%
       10,869  Motorola Solutions, Inc.         $     1,923,813
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.5%
       36,496  Vulcan Materials Co.                   5,168,928
                                                ---------------
               CONSUMER FINANCE -- 0.5%
       42,213  American Express Co.                   5,482,202
                                                ---------------
               ELECTRIC UTILITIES -- 1.7%
       18,535  American Electric Power Co.,
                  Inc.                                1,931,718
       80,736  Evergy, Inc.                           5,825,910
       14,858  NextEra Energy, Inc.                   3,984,915
       82,498  Southern (The) Co.                     5,807,859
                                                ---------------
                                                     17,550,402
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
       72,151  AMETEK, Inc.                           7,009,470
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.3%
       66,490  Amphenol Corp., Class A                6,613,760
       62,975  CDW Corp.                              8,215,089
       70,118  Keysight Technologies, Inc. (a)        6,520,273
       86,306  Trimble, Inc. (a)                      3,669,731
       35,215  Zebra Technologies Corp.,
                  Class A (a)                         8,417,089
                                                ---------------
                                                     33,435,942
                                                ---------------
               ENTERTAINMENT -- 2.3%
      114,329  Liberty Media Corp.-Liberty
                  Formula One, Class C (a)            5,349,454
      100,689  Live Nation Entertainment,
                  Inc. (a)                            6,862,962
       11,121  Netflix, Inc. (a)                      3,837,746
       29,389  Take-Two Interactive Software,
                  Inc. (a)                            3,663,045
       24,879  Walt Disney (The) Co.                  3,441,014
                                                ---------------
                                                     23,154,221
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.8%
       22,268  Alexandria Real Estate Equities,
                  Inc.                                3,634,138
       15,656  American Tower Corp.                   3,628,121
       12,707  Boston Properties, Inc.                1,821,549
       12,323  Crown Castle International
                  Corp.                               1,846,478
       50,524  Duke Realty Corp.                      1,834,526
        6,165  Equinix, Inc.                          3,635,686
       51,117  Equity LifeStyle Properties, Inc.      3,718,762
      120,056  Invitation Homes, Inc.                 3,778,162
       13,285  Mid-America Apartment
                  Communities, Inc.                   1,822,835
       58,955  Prologis, Inc.                         5,475,740
        7,270  SBA Communications Corp.               1,814,301
       23,972  Sun Communities, Inc.                  3,887,539
       68,561  VICI Properties, Inc.                  1,837,435
                                                ---------------
                                                     38,735,272
                                                ---------------


                        See Notes to Financial Statements                Page 59

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS -- 1.4%
       11,918  Hershey (The) Co.                $     1,849,316
      104,560  Lamb Weston Holdings, Inc.             9,547,374
       10,319  McCormick & Co., Inc.                  1,685,815
       31,803  Mondelez International, Inc.,
                  Class A                             1,824,856
                                                ---------------
                                                     14,907,361
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 6.3%
       25,789  Align Technology, Inc. (a)             6,630,352
       79,569  Boston Scientific Corp. (a)            3,331,554
       23,444  Danaher Corp.                          3,771,436
       63,582  DENTSPLY SIRONA, Inc.                  3,560,592
       41,122  DexCom, Inc. (a)                       9,900,121
       30,847  Edwards Lifesciences Corp. (a)         6,782,021
       68,915  Hologic, Inc. (a)                      3,688,331
        6,087  Intuitive Surgical, Inc. (a)           3,407,381
       33,911  ResMed, Inc.                           5,390,832
        8,345  Stryker Corp.                          1,758,292
       13,959  Teleflex, Inc.                         5,185,908
       37,005  Varian Medical Systems, Inc. (a)       5,201,793
       34,958  West Pharmaceutical Services,
                  Inc.                                5,451,700
                                                ---------------
                                                     64,060,313
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.5%
        8,597  Chipotle Mexican Grill, Inc. (a)       7,451,536
       24,496  Domino's Pizza, Inc.                   6,901,748
       81,104  Hilton Worldwide Holdings, Inc.        8,743,011
       47,521  Marriott International, Inc.,
                  Class A                             6,655,791
       59,772  Starbucks Corp.                        5,070,459
       51,821  Wynn Resorts Ltd.                      6,537,737
      109,459  Yum China Holdings, Inc.               4,714,399
                                                ---------------
                                                     46,074,681
                                                ---------------
               HOUSEHOLD DURABLES -- 1.6%
       92,203  Garmin Ltd.                            8,939,081
        1,889  NVR, Inc. (a)                          7,210,256
                                                ---------------
                                                     16,149,337
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.3%
      156,508  Vistra Energy Corp.                    3,524,560
                                                ---------------
               INSURANCE -- 2.6%
       55,183  Arthur J. Gallagher & Co.              5,660,120
      227,843  Brown & Brown, Inc.                   10,230,151
       16,659  Cincinnati Financial Corp.             1,748,362
       64,592  Marsh & McLennan Cos., Inc.            7,225,261
       24,198  Progressive (The) Corp.                1,952,537
                                                ---------------
                                                     26,816,431
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 4.0%
        5,372  Alphabet, Inc., Class A (a)            7,696,894
       43,827  Facebook, Inc., Class A (a)            8,849,110


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INTERACTIVE MEDIA & SERVICES
                  (CONTINUED)
       28,888  IAC/InterActiveCorp (a)          $     7,036,828
      440,676  Snap, Inc., Class A (a)                8,099,625
      195,805  Zillow Group, Inc., Class C (a)        9,048,149
                                                ---------------
                                                     40,730,606
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.9%
        2,844  Amazon.com, Inc. (a)                   5,712,800
        1,753  Booking Holdings, Inc. (a)             3,208,954
                                                ---------------
                                                      8,921,754
                                                ---------------
               IT SERVICES -- 7.2%
       34,175  Accenture PLC, Class A                 7,013,052
       41,655  Akamai Technologies, Inc. (a)          3,888,494
      101,169  Booz Allen Hamilton Holding
                  Corp.                               7,895,229
       42,399  EPAM Systems, Inc. (a)                 9,672,908
       12,593  Fidelity National Information
                  Services, Inc.                      1,809,110
       45,448  Fiserv, Inc. (a)                       5,390,587
       12,507  FleetCor Technologies, Inc. (a)        3,942,582
       23,349  Gartner, Inc. (a)                      3,754,052
       28,785  Global Payments, Inc.                  5,626,028
       24,099  Mastercard, Inc., Class A              7,613,838
       45,550  Okta, Inc. (a)                         5,832,678
       42,300  Paychex, Inc.                          3,628,071
       16,194  PayPal Holdings, Inc. (a)              1,844,335
       27,967  Visa, Inc., Class A                    5,564,594
                                                ---------------
                                                     73,475,558
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.3%
       61,601  Agilent Technologies, Inc.             5,085,779
       23,287  IQVIA Holdings, Inc. (a)               3,615,307
        4,537  Mettler-Toledo International,
                  Inc. (a)                            3,435,326
       37,055  PerkinElmer, Inc.                      3,426,846
       16,176  Thermo Fisher Scientific, Inc.         5,066,161
       15,399  Waters Corp. (a)                       3,446,142
                                                ---------------
                                                     24,075,561
                                                ---------------
               MACHINERY -- 2.7%
       48,729  Caterpillar, Inc.                      6,400,554
       20,766  Deere & Co.                            3,293,072
       22,932  Fortive Corp.                          1,718,295
       10,185  IDEX Corp.                             1,668,812
       40,061  Illinois Tool Works, Inc.              7,009,874
       54,139  Ingersoll-Rand PLC                     7,212,939
                                                ---------------
                                                     27,303,546
                                                ---------------
               MEDIA -- 3.2%
      329,016  Altice USA, Inc., Class A (a)          9,001,878
       18,545  Charter Communications, Inc.,
                  Class A (a)                         9,596,296
       41,790  Liberty Broadband Corp.,
                  Class C (a)                         5,555,145
    1,258,079  Sirius XM Holdings, Inc.               8,894,618
                                                ---------------
                                                     33,047,937
                                                ---------------


Page 60                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 0.7%
       46,135  Dollar General Corp.             $     7,077,570
                                                ---------------
               MULTI-UTILITIES -- 0.2%
       18,993  WEC Energy Group, Inc.                 1,897,211
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.1%
       28,684  Cheniere Energy, Inc. (a)              1,699,240
       78,658  Hess Corp.                             4,449,683
       82,744  Kinder Morgan, Inc.                    1,726,868
       23,772  Pioneer Natural Resources Co.          3,209,220
                                                ---------------
                                                     11,085,011
                                                ---------------
               PERSONAL PRODUCTS -- 0.5%
       25,443  Estee Lauder (The) Cos., Inc.,
                  Class A                             4,965,456
                                                ---------------
               PHARMACEUTICALS -- 1.4%
       27,375  Eli Lilly & Co.                        3,822,645
       57,781  Merck & Co., Inc.                      4,936,809
       39,707  Zoetis, Inc.                           5,329,076
                                                ---------------
                                                     14,088,530
                                                ---------------
               PROFESSIONAL SERVICES -- 1.5%
        8,783  CoStar Group, Inc. (a)                 5,735,211
       12,503  Equifax, Inc.                          1,874,200
       84,058  TransUnion                             7,708,118
                                                ---------------
                                                     15,317,529
                                                ---------------
               ROAD & RAIL -- 1.6%
       18,535  Norfolk Southern Corp.                 3,859,172
       47,399  Old Dominion Freight Line, Inc.        9,301,106
       19,903  Union Pacific Corp.                    3,570,996
                                                ---------------
                                                     16,731,274
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.7%
      196,147  Advanced Micro Devices,
                  Inc. (a)                            9,218,909
       14,740  Analog Devices, Inc.                   1,617,715
       16,631  Broadcom, Inc.                         5,075,116
       50,486  KLA Corp.                              8,367,550
      135,470  Marvell Technology Group Ltd.          3,256,699
       85,899  Microchip Technology, Inc.             8,373,434
       30,584  NVIDIA Corp.                           7,230,975
      101,952  QUALCOMM, Inc.                         8,697,525
      131,914  Teradyne, Inc.                         8,705,005
       43,651  Universal Display Corp.                7,689,997
                                                ---------------
                                                     68,232,925
                                                ---------------
               SOFTWARE -- 12.8%
       21,820  Adobe, Inc. (a)                        7,661,875
       34,946  ANSYS, Inc. (a)                        9,586,736
       39,224  Autodesk, Inc. (a)                     7,721,244
       51,875  Cadence Design Systems,
                  Inc. (a)                            3,740,706
       24,009  Fair Isaac Corp. (a)                   9,660,742
       84,258  Fortinet, Inc. (a)                     9,720,003
       33,323  Microsoft Corp.                        5,672,574
      205,922  NortonLifeLock, Inc.                   5,852,303


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
       31,119  Palo Alto Networks, Inc. (a)     $     7,306,119
       33,974  Paycom Software, Inc. (a)             10,809,168
       53,330  RingCentral, Inc., Class A (a)        10,963,581
       10,771  salesforce.com, Inc. (a)               1,963,661
       18,614  ServiceNow, Inc. (a)                   6,295,813
       60,061  Splunk, Inc. (a)                       9,325,071
      146,503  SS&C Technologies Holdings,
                  Inc.                                9,231,154
       37,753  Synopsys, Inc. (a)                     5,568,945
       34,626  Trade Desk (The), Inc.,
                  Class A (a)                         9,320,627
                                                ---------------
                                                    130,400,322
                                                ---------------
               SPECIALTY RETAIL -- 3.0%
        7,551  AutoZone, Inc. (a)                     7,988,656
       39,449  Burlington Stores, Inc. (a)            8,578,974
       16,477  Home Depot (The), Inc.                 3,758,404
       16,419  O'Reilly Automotive, Inc. (a)          6,667,756
       18,748  Tractor Supply Co.                     1,742,626
        6,920  Ulta Beauty, Inc. (a)                  1,853,937
                                                ---------------
                                                     30,590,353
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
      102,260  Dell Technologies, Inc.,
                  Class C (a)                         4,987,220
                                                ---------------
               TOBACCO -- 0.3%
       42,285  Philip Morris International,
                  Inc.                                3,496,970
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.7%
      194,756  Fastenal Co.                           6,793,089
                                                ---------------
               WATER UTILITIES -- 0.2%
       14,259  American Water Works Co., Inc.         1,942,076
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        1,019,429,328
               (Cost $885,959,361)              ---------------

               MONEY MARKET FUNDS -- 0.5%
    4,658,533  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (b)                   4,658,533
               (Cost $4,658,533)                ---------------

               TOTAL INVESTMENTS -- 100.3%        1,024,087,861
               (Cost $890,617,894) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.3)%              (2,937,652)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,021,150,209
                                                ===============


                        See Notes to Financial Statements                Page 61

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2020 (UNAUDITED)


(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2020.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $142,161,028 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,691,061. The net unrealized appreciation was $133,469,967.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $1,019,429,328   $          --   $         --
Money Market
   Funds                4,658,533              --             --
                   ---------------------------------------------
Total Investments  $1,024,087,861   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 62                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.1%
        4,004  Astronics Corp. (a)              $       100,901
          345  Cubic Corp.                               22,525
          275  Curtiss-Wright Corp.                      39,993
          892  General Dynamics Corp.                   156,493
          155  Huntington Ingalls Industries,
                  Inc.                                   40,455
        1,597  Spirit AeroSystems Holdings,
                  Inc., Class A                         104,316
        8,816  Textron, Inc.                            404,919
          511  United Technologies Corp.                 76,752
                                                ---------------
                                                        946,354
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.9%
        4,059  Atlas Air Worldwide Holdings,
                  Inc. (a)                               90,719
        2,011  C.H. Robinson Worldwide, Inc.            145,234
        2,016  Expeditors International of
                  Washington, Inc.                      147,249
          506  FedEx Corp.                               73,188
        1,745  Hub Group, Inc., Class A (a)              92,258
          654  United Parcel Service, Inc.,
                  Class B                                67,702
        1,460  XPO Logistics, Inc. (a)                  129,823
                                                ---------------
                                                        746,173
                                                ---------------
               AIRLINES -- 2.6%
        2,290  Alaska Air Group, Inc.                   147,911
          378  Allegiant Travel Co.                      63,519
        5,484  American Airlines Group, Inc.            147,191
        6,723  Delta Air Lines, Inc.                    374,740
        3,821  Hawaiian Holdings, Inc.                  106,530
       10,361  JetBlue Airways Corp. (a)                205,459
        3,001  SkyWest, Inc.                            165,565
        7,284  Southwest Airlines Co.                   400,474
        4,812  Spirit Airlines, Inc. (a)                197,629
        4,463  United Airlines Holdings,
                  Inc. (a)                              333,832
                                                ---------------
                                                      2,142,850
                                                ---------------
               AUTO COMPONENTS -- 1.3%
        6,122  American Axle & Manufacturing
                  Holdings, Inc. (a)                     56,567
          806  Aptiv PLC                                 68,341
        4,471  BorgWarner, Inc.                         153,311
        3,114  Cooper Tire & Rubber Co.                  82,490
        3,375  Cooper-Standard Holdings,
                  Inc. (a)                               89,505
        6,148  Dana, Inc.                                94,741
       12,470  Goodyear Tire & Rubber (The)
                  Co.                                   163,731
          418  LCI Industries                            45,131
        1,414  Lear Corp.                               174,176
          413  Standard Motor Products, Inc.             20,063
        3,053  Stoneridge, Inc. (a)                      85,057
                                                ---------------
                                                      1,033,113
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               AUTOMOBILES -- 0.7%
       10,742  General Motors Co.               $       358,675
        2,086  Harley-Davidson, Inc.                     69,672
        1,044  Thor Industries, Inc.                     84,063
        1,243  Winnebago Industries, Inc.                68,067
                                                ---------------
                                                        580,477
                                                ---------------
               BANKS -- 9.7%
          863  1st Source Corp.                          40,725
          912  Ameris Bancorp                            36,653
        7,040  Associated Banc-Corp.                    140,307
        1,033  Atlantic Union Bankshares Corp.           34,802
        1,235  BancorpSouth Bank                         35,284
        6,522  Bank of America Corp.                    214,117
        6,358  Bank OZK                                 172,810
        3,183  BankUnited, Inc.                         105,039
          791  Banner Corp.                              40,776
        1,361  Berkshire Hills Bancorp, Inc.             38,312
        1,332  BOK Financial Corp.                      105,095
        5,476  Boston Private Financial
                  Holdings, Inc.                         62,426
        1,334  Brookline Bancorp, Inc.                   20,277
        3,633  Cadence BanCorp                           56,784
        3,059  Cathay General Bancorp                   110,308
        3,106  CenterState Bank Corp.                    70,071
        4,251  CIT Group, Inc.                          194,313
        3,937  Citigroup, Inc.                          292,952
        9,682  Citizens Financial Group, Inc.           360,945
        1,907  Columbia Banking System, Inc.             73,801
        4,384  Comerica, Inc.                           268,125
          397  Cullen/Frost Bankers, Inc.                35,397
        1,355  Eagle Bancorp, Inc.                       59,214
        2,390  East West Bancorp, Inc.                  109,558
          455  Enterprise Financial Services
                  Corp.                                  19,797
       12,218  F.N.B. Corp.                             142,584
       10,232  Fifth Third Bancorp                      291,100
        1,628  First Busey Corp.                         41,514
          146 First Citizens BancShares, Inc.,
                  Class A                                76,916
        3,085  First Commonwealth Financial
                  Corp.                                  41,709
        2,589  First Financial Bancorp                   62,240
        2,689  First Hawaiian, Inc.                      78,142
        7,028  First Horizon National Corp.             112,448
          524  First Interstate BancSystem,
                  Inc., Class A                          20,174
        1,076  First Merchants Corp.                     42,771
        2,857  First Midwest Bancorp, Inc.               56,969
        4,451  Fulton Financial Corp.                    73,308
        1,896  Great Western Bancorp, Inc.               56,027
        2,652  Hancock Whitney Corp.                    105,391
        1,324  Heartland Financial USA, Inc.             64,757
        1,582  Heritage Financial Corp.                  40,784
        2,642  Hilltop Holdings, Inc.                    59,815
        5,920  Home BancShares, Inc.                    113,190
        6,024  Hope Bancorp, Inc.                        83,764
       20,858  Huntington Bancshares, Inc.              283,043
        1,529  International Bancshares Corp.            60,243


                        See Notes to Financial Statements                Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        3,256  Investors Bancorp, Inc.          $        39,349
        1,128  JPMorgan Chase & Co.                     149,302
       11,349  KeyCorp                                  212,340
        1,353  M&T Bank Corp.                           228,008
          541  NBT Bancorp, Inc.                         20,444
        6,363  Old National Bancorp                     113,961
        5,068  PacWest Bancorp                          177,633
          214  Park National Corp.                       20,324
        4,591  People's United Financial, Inc.           70,793
        1,439  PNC Financial Services Group
                  (The), Inc.                           213,763
        2,641  Popular, Inc.                            147,790
       18,330  Regions Financial Corp.                  285,398
        1,860  Renasant Corp.                            59,390
          545  S&T Bancorp, Inc.                         20,487
        2,459  Simmons First National Corp.,
                  Class A                                58,967
          894  South State Corp.                         67,595
          626  SVB Financial Group (a)                  150,447
        2,969  Synovus Financial Corp.                  103,974
        1,609  TowneBank                                 42,719
        1,097  TriCo Bancshares                          39,931
        1,297  Trustmark Corp.                           41,478
        2,653  U.S. Bancorp                             141,193
          565  UMB Financial Corp.                       37,550
        8,767  Umpqua Holdings Corp.                    148,162
        2,007  United Bankshares, Inc.                   68,840
        6,776  Valley National Bancorp                   71,351
        1,454  Webster Financial Corp.                   65,226
        5,846  Wells Fargo & Co.                        274,411
        1,184  WesBanco, Inc.                            39,214
          681  Western Alliance Bancorp                  37,612
        1,641  Wintrust Financial Corp.                 103,842
        2,242  Zions Bancorp N.A.                       101,989
                                                ---------------
                                                      7,958,260
                                                ---------------
               BEVERAGES -- 0.3%
        4,261  Molson Coors Beverage Co.,
                  Class B                               236,827
          430  National Beverage Corp. (a) (b)           18,451
                                                ---------------
                                                        255,278
                                                ---------------
               BIOTECHNOLOGY -- 0.7%
          652  Amgen, Inc.                              140,864
        1,060  Biogen, Inc. (a)                         284,981
          419  Regeneron Pharmaceuticals,
                  Inc. (a)                              141,597
                                                ---------------
                                                        567,442
                                                ---------------
               BUILDING PRODUCTS -- 1.1%
          814  A.O. Smith Corp.                          34,750
          630  American Woodmark Corp. (a)               69,080
        2,027  Apogee Enterprises, Inc.                  64,499
        2,593  Builders FirstSource, Inc. (a)            64,293
          435  Gibraltar Industries, Inc. (a)            23,716
        1,595  Masco Corp.                               75,794
        2,979  Owens Corning                            180,200
        1,707  Patrick Industries, Inc.                  88,559


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BUILDING PRODUCTS (CONTINUED)
        6,004  PGT Innovations, Inc. (a)        $        93,062
        7,504  Resideo Technologies, Inc. (a)            76,391
          484  Simpson Manufacturing Co.,
                  Inc.                                   40,012
        1,381  Universal Forest Products, Inc.           66,150
                                                ---------------
                                                        876,506
                                                ---------------
               CAPITAL MARKETS -- 3.7%
          460  Ameriprise Financial, Inc.                76,089
          679  Artisan Partners Asset
                  Management, Inc., Class A              22,679
        4,564  Bank of New York Mellon
                  (The) Corp.                           204,376
        5,063  E*TRADE Financial Corp.                  215,785
        1,662  Eaton Vance Corp.                         76,036
        2,076  Evercore, Inc., Class A                  159,063
       15,134  Franklin Resources, Inc.                 382,890
        1,368  Goldman Sachs Group (The),
                  Inc.                                  325,242
        8,630  Invesco Ltd.                             149,299
          971  Lazard Ltd., Class A                      40,743
          688  Moelis & Co., Class A                     24,768
        6,153  Morgan Stanley                           321,556
          721  Northern Trust Corp.                      70,521
          275  Piper Sandler Cos.                        22,668
        2,568  Raymond James Financial, Inc.            234,792
        2,904  State Street Corp.                       219,630
        2,558  Stifel Financial Corp.                   165,477
        1,885  T. Rowe Price Group, Inc.                251,704
        6,693  Waddell & Reed Financial, Inc.,
                  Class A                               106,954
                                                ---------------
                                                      3,070,272
                                                ---------------
               CHEMICALS -- 3.6%
        2,124  Albemarle Corp.                          170,515
        2,534  Ashland Global Holdings, Inc.            187,465
        1,386  Cabot Corp.                               55,232
        1,866  Celanese Corp.                           193,131
        4,811  CF Industries Holdings, Inc.             193,787
          185  Chase Corp. 17,014
        8,578  Chemours (The) Co.                       118,977
        3,578  DuPont de Nemours, Inc.                  183,122
        4,961  Eastman Chemical Co.                     353,571
        1,880  Element Solutions, Inc. (a)               21,996
          868  H.B. Fuller Co.                           40,110
        6,423  Huntsman Corp.                           132,057
        4,420  Kraton Corp. (a)                          72,709
        4,916  Kronos Worldwide, Inc.                    53,289
        4,161  LyondellBasell Industries N.V.,
                  Class A                               323,976
        1,553  Minerals Technologies, Inc.               84,064
       10,614  Mosaic (The) Co.                         210,582
          159  NewMarket Corp. 69,900
       11,244  Olin Corp.                               167,198
          597  PolyOne Corp.                             19,809
          587  Sensient Technologies Corp.               35,073
          437  Stepan Co.                                43,110
        1,770  Trinseo S.A.                              50,834


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
        1,812  Valvoline, Inc.                  $        38,197
        2,212  Westlake Chemical Corp.                  135,374
                                                ---------------
                                                      2,971,092
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.8%
       11,955  ACCO Brands Corp.                        103,291
        3,905  BrightView Holdings, Inc. (a)             61,699
          308  Cimpress PLC (a) (b)                      36,846
          903  Healthcare Services Group, Inc.           23,117
        1,759  HNI Corp.                                 63,271
        7,121  KAR Auction Services, Inc.               149,683
        1,772  Knoll, Inc.                               43,875
          579  Mobile Mini, Inc.                         24,168
        3,220  Steelcase, Inc., Class A                  59,924
          576  UniFirst Corp.                           117,464
                                                ---------------
                                                        683,338
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 0.3%
        1,521  EchoStar Corp., Class A (a)               60,696
          278  F5 Networks, Inc. (a)                     33,949
        3,150  Juniper Networks, Inc.                    72,261
          896  NETGEAR, Inc. (a)                         23,045
          912  NetScout Systems, Inc. (a)                23,448
                                                ---------------
                                                        213,399
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.9%
        2,512  Arcosa, Inc.                             109,900
          898  Comfort Systems USA, Inc.                 41,667
        1,899  Dycom Industries, Inc. (a)                76,758
        1,349  EMCOR Group, Inc.                        110,847
        1,814  MasTec, Inc. (a)                         104,758
        4,025  Primoris Services Corp.                   85,853
        3,812  Quanta Services, Inc.                    149,240
          259  Valmont Industries, Inc.                  36,794
                                                ---------------
                                                        715,817
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.1%
          274  Martin Marietta Materials, Inc.           72,281
                                                ---------------
               CONSUMER FINANCE -- 2.8%
       12,866  Ally Financial, Inc.                     412,098
        3,821  Capital One Financial Corp.              381,336
        2,708  Discover Financial Services              203,452
        3,165  Encore Capital Group, Inc. (a)           107,452
        4,651  Enova International, Inc. (a)            116,554
        4,803  Green Dot Corp., Class A (a)             144,474
       11,343  Navient Corp.                            163,112
          605  PRA Group, Inc. (a)                       21,393
        8,300  Santander Consumer USA
                  Holdings, Inc.                        220,946
       17,415  SLM Corp.                                190,172
       10,918  Synchrony Financial                      353,852
                                                ---------------
                                                      2,314,841
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CONTAINERS & PACKAGING -- 1.3%
        2,451  Berry Global Group, Inc. (a)     $       104,216
        6,990  Graphic Packaging Holding Co.            109,254
        2,025  Greif, Inc., Class A                      81,850
        6,830  International Paper Co.                  278,118
        1,386  Packaging Corp. of America               132,709
        2,496  Silgan Holdings, Inc.                     77,027
        1,257  Sonoco Products Co.                       71,825
        4,520  WestRock Co.                             176,280
                                                ---------------
                                                      1,031,279
                                                ---------------
               DISTRIBUTORS -- 0.2%
        1,646  Core-Mark Holding Co., Inc.               38,582
          721  Genuine Parts Co.                         67,464
        1,087  LKQ Corp. (a)                             35,529
                                                ---------------
                                                        141,575
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
        3,200  Adtalem Global Education,
                  Inc. (a)                              110,432
          304  Graham Holdings Co., Class B             166,963
        6,609  H&R Block, Inc.                          153,329
        5,084  Laureate Education, Inc.,
                  Class A (a)                           105,951
          575  WW International, Inc. (a)                18,963
                                                ---------------
                                                        555,638
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 0.9%
        1,014  Berkshire Hathaway, Inc.,
                  Class B (a)                           227,572
       12,693  Equitable Holdings, Inc.                 304,886
        4,203  FGL Holdings                              40,559
        5,446  Jefferies Financial Group, Inc.          117,851
        1,272  Voya Financial, Inc.                      75,977
                                                ---------------
                                                        766,845
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
       10,061  AT&T, Inc.                               378,495
          808  ATN International, Inc.                   46,759
        3,741  Verizon Communications, Inc.             222,365
                                                ---------------
                                                        647,619
                                                ---------------
               ELECTRIC UTILITIES -- 3.1%
        1,434  ALLETE, Inc.                             119,710
        2,874  Alliant Energy Corp.                     170,601
        3,449  Duke Energy Corp.                        336,726
        1,917  Entergy Corp.                            252,124
          900  Eversource Energy                         83,196
        8,624  Exelon Corp.                             410,416
        3,236  FirstEnergy Corp.                        164,356
          828  Hawaiian Electric Industries,
                  Inc.                                   40,497
          363  IDACORP, Inc.                             40,725
        3,498  Pinnacle West Capital Corp.              341,720
        2,086  Portland General Electric Co.            128,289
        8,766  PPL Corp.                                317,242
        2,477  Xcel Energy, Inc.                        171,384
                                                ---------------
                                                      2,576,986
                                                ---------------


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 1.1%
          843  Acuity Brands, Inc.              $        99,364
        1,434  AZZ, Inc.                                 59,167
        2,425  Eaton Corp. PLC                          229,090
        2,062  Emerson Electric Co.                     147,701
        1,560  Encore Wire Corp.                         84,724
        1,555  EnerSys                                  111,898
        2,266  Regal Beloit Corp.                       177,790
                                                ---------------
                                                        909,734
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.2%
        3,656  Avnet, Inc.                              133,407
        5,467  AVX Corp.                                110,816
        1,917  Benchmark Electronics, Inc.               59,005
       10,805  Corning, Inc.                            288,385
        1,492  CTS Corp.                                 43,731
          564  Dolby Laboratories, Inc.,
                  Class A                                39,108
          531  ePlus, Inc. (a)                           42,331
          690  Fabrinet (a)                              43,498
          745  FLIR Systems, Inc.                        38,397
          652  II-VI, Inc. (a)                           21,940
          637  Insight Enterprises, Inc. (a)             41,959
          268  IPG Photonics Corp. (a)                   34,216
        1,877  Jabil, Inc.                               72,997
        2,275  Methode Electronics, Inc.                 74,506
          285  Plexus Corp. (a)                          20,269
        2,615  Sanmina Corp. (a)                         83,262
        2,423  ScanSource, Inc. (a)                      84,539
        1,205  SYNNEX Corp.                             166,001
        2,397  TE Connectivity Ltd.                     220,955
        5,948  TTM Technologies, Inc. (a)                85,592
        4,205  Vishay Intertechnology, Inc.              85,319
                                                ---------------
                                                      1,790,233
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.0%
        8,917  Archrock, Inc.                            74,457
        2,987  Baker Hughes Co.                          64,698
          583  Core Laboratories N.V.                    20,481
       12,854  Halliburton Co.                          280,346
        9,296  Helix Energy Solutions Group,
                  Inc. (a)                               77,529
        1,708  Helmerich & Payne, Inc.                   69,259
       31,084  Nabors Industries Ltd.                    64,344
        3,002  Oceaneering International,
                  Inc. (a)                               37,255
        1,346  Oil States International,
                  Inc. (a)                               14,510
        8,542  RPC, Inc. (b)                             38,695
        2,075  SEACOR Holdings, Inc. (a)                 77,999
                                                ---------------
                                                        819,573
                                                ---------------
               ENTERTAINMENT -- 0.6%
        1,289  Activision Blizzard, Inc.                 75,381
        3,438  Cinemark Holdings, Inc.                  108,331
        2,926  Electronic Arts, Inc. (a)                315,774
                                                ---------------
                                                        499,486
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.5%
       11,936  Apple Hospitality REIT, Inc.     $       179,279
        3,590  Brixmor Property Group, Inc.              71,656
        1,050  Columbia Property Trust, Inc.             22,155
        6,439  CoreCivic, Inc.                          102,702
        5,945  DiamondRock Hospitality Co.               57,488
        2,602  Diversified Healthcare Trust              20,088
        1,573  Empire State Realty Trust, Inc.,
                  Class A                                21,330
        5,908  Equity Commonwealth                      193,723
        5,390  GEO Group (The), Inc.                     85,162
        3,248  Global Net Lease, Inc.                    67,331
          793  Highwoods Properties, Inc.                39,737
       21,195  Host Hotels & Resorts, Inc.              346,326
        4,323  Macerich (The) Co. (b)                    96,446
        4,838  Mack-Cali Realty Corp.                   106,243
        2,050  Office Properties Income Trust            69,762
        5,574  Paramount Group, Inc.                     78,370
        4,499  Park Hotels & Resorts, Inc.               98,708
        1,447  Pebblebrook Hotel Trust                   34,323
        8,757  RLJ Lodging Trust                        136,259
        1,460  RPT Realty                                20,367
        6,378  Service Properties Trust                 137,637
        3,193  SITE Centers Corp.                        40,583
          422  SL Green Realty Corp.                     38,841
        9,068  Summit Hotel Properties, Inc.            100,564
       11,147  Sunstone Hotel Investors, Inc.           141,344
        4,472  Tanger Factory Outlet Centers,
                  Inc. (b)                               65,425
        1,145  Urban Edge Properties                     21,057
        5,912  Vornado Realty Trust                     388,832
        4,143  Xenia Hotels & Resorts, Inc.              77,433
                                                ---------------
                                                      2,859,171
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.3%
        4,427  Andersons (The), Inc.                    100,139
        3,412  BJ's Wholesale Club Holdings,
                  Inc. (a)                               70,014
       10,850  Kroger (The) Co.                         291,431
          309  PriceSmart, Inc.                          18,929
        3,404  Sprouts Farmers Market, Inc. (a)          53,204
        1,852  US Foods Holding Corp. (a)                74,395
        5,335  Walgreens Boots Alliance, Inc.           271,285
          644  Walmart, Inc.                             73,732
        2,764  Weis Markets, Inc.                       101,411
                                                ---------------
                                                      1,054,540
                                                ---------------
               FOOD PRODUCTS -- 1.9%
        4,956  Archer-Daniels-Midland Co.               221,831
        6,241  B&G Foods, Inc. (b)                      100,230
        4,593  Conagra Brands, Inc.                     151,202
        2,763  Darling Ingredients, Inc. (a)             74,960
        1,784  Flowers Foods, Inc.                       38,409
        2,559  Fresh Del Monte Produce, Inc.             80,301
        2,936  General Mills, Inc.                      153,318
        1,697  Hormel Foods Corp.                        80,200
        1,252  Ingredion, Inc.                          110,176
        2,206  J.M. Smucker (The) Co.                   228,564


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
        1,186  Pilgrim's Pride Corp. (a)        $        30,895
        3,455  Tyson Foods, Inc., Class A               285,487
                                                ---------------
                                                      1,555,573
                                                ---------------
               GAS UTILITIES -- 0.5%
        1,406  Atmos Energy Corp.                       164,544
        3,334  National Fuel Gas Co.                    143,996
          931  Spire, Inc.                               78,502
                                                ---------------
                                                        387,042
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.9%
          352  AMN Healthcare Services,
                  Inc. (a)                               23,718
          521  Anthem, Inc.                             138,211
        9,061  Brookdale Senior Living,
                  Inc. (a)                               59,712
        2,501  Centene Corp. (a)                        157,088
        1,123  Cigna Corp.                              216,043
        3,092  CVS Health Corp.                         209,699
        1,020  DaVita, Inc. (a)                          81,467
          560  Encompass Health Corp.                    43,137
        1,064  HCA Healthcare, Inc.                     147,683
        2,357  Henry Schein, Inc. (a)                   162,492
          429  Humana, Inc.                             144,247
        1,358  Laboratory Corp. of America
                  Holdings (a)                          238,193
          281  Magellan Health, Inc. (a)                 20,572
          858  Molina Healthcare, Inc. (a)              105,508
          762  National HealthCare Corp.                 63,947
        2,186  Patterson Cos., Inc.                      48,114
        1,473  Quest Diagnostics, Inc.                  163,017
          941  Select Medical Holdings
                  Corp. (a)                              21,492
          260  UnitedHealth Group, Inc.                  70,837
        2,192  Universal Health Services, Inc.,
                  Class B                               300,545
                                                ---------------
                                                      2,415,722
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.3%
          894  Aramark                                   39,461
        2,028  Bloomin' Brands, Inc.                     42,122
        3,887  Boyd Gaming Corp.                        116,027
        7,735  Carnival Corp.                           336,705
        1,152  Cheesecake Factory (The), Inc.            44,237
          757  Cracker Barrel Old Country
                  Store, Inc.                           115,768
        1,443  Darden Restaurants, Inc.                 168,008
        1,640  Dave & Buster's Entertainment,
                  Inc.                                   72,422
        1,297  Hyatt Hotels Corp., Class A              109,648
        6,731  Norwegian Cruise Line Holdings
                  Ltd. (a)                              362,464
        2,577  Penn National Gaming, Inc. (a)            76,872
        5,329  Playa Hotels & Resorts N.V. (a)           37,410
        2,356  Royal Caribbean Cruises Ltd.             275,840
          689  Texas Roadhouse, Inc.                     43,063


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
        1,501  Wyndham Destinations, Inc.       $        72,844
                                                ---------------
                                                      1,912,891
                                                ---------------
               HOUSEHOLD DURABLES -- 3.0%
          112  Cavco Industries, Inc. (a)                25,090
        7,453  D.R. Horton, Inc.                        441,218
        2,612  KB Home                                   98,081
        1,422  La-Z-Boy, Inc.                            43,570
          763  Leggett & Platt, Inc.                     36,311
        7,047  Lennar Corp., Class A                    467,639
        2,346  M.D.C. Holdings, Inc.                     98,860
        2,844  M/I Homes, Inc. (a)                      126,245
        1,831  Meritage Homes Corp. (a)                 129,928
        1,422  Mohawk Industries, Inc. (a)              187,249
        3,999  PulteGroup, Inc.                         178,555
        5,119  Taylor Morrison Home Corp. (a)           132,480
        4,909  Toll Brothers, Inc.                      217,763
        7,182  TRI Pointe Group, Inc. (a)               116,779
        1,052  Whirlpool Corp.                          153,771
                                                ---------------
                                                      2,453,539
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
        2,244  Central Garden & Pet Co.,
                  Class A (a)                            67,230
          557  Kimberly-Clark Corp.                      79,785
          613  Procter & Gamble (The) Co.                76,392
                                                ---------------
                                                        223,407
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.1%
        3,847  AES Corp.                                 76,401
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
          434  3M Co.                                    68,859
          433  Honeywell International, Inc.             75,004
                                                ---------------
                                                        143,863
                                                ---------------
               INSURANCE -- 7.4%
        4,342  Aflac, Inc.                              223,917
        2,043  Allstate (The) Corp.                     242,177
          734  American Equity Investment
                  Life Holding Co.                       19,385
          354  American Financial Group, Inc.            38,512
        6,128  American International Group,
                  Inc.                                  307,993
        1,319  American National Insurance
                  Co.                                   145,301
        7,334  Arch Capital Group Ltd. (a)              323,869
          334  Argo Group International
                  Holdings Ltd.                          21,910
        3,165  Assured Guaranty Ltd.                    145,084
        4,124  Athene Holding Ltd., Class A (a)         179,641
        4,944  Brighthouse Financial, Inc. (a)          192,322
        1,010  Chubb Ltd.                               153,510
        4,938  CNO Financial Group, Inc.                 86,859
        2,680  Employers Holdings, Inc.                 114,302
          938  Enstar Group Ltd. (a)                    183,182
          277  Everest Re Group Ltd.                     76,610


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
          760  FBL Financial Group, Inc.,
                  Class A                       $        40,873
        5,065  Fidelity National Financial,
                  Inc.                                  246,919
        2,661  First American Financial Corp.           164,929
        1,494  Globe Life, Inc.                         155,764
          284  Hanover Insurance Group (The),
                  Inc.                                   39,357
        5,176  Hartford Financial Services
                  Group (The), Inc.                     306,833
        1,025  Horace Mann Educators Corp.               44,085
        2,665  Lincoln National Corp.                   145,189
        3,184  Mercury General Corp.                    156,303
        7,714  MetLife, Inc.                            383,463
        8,777  National General Holdings Corp.          191,075
          308  National Western Life Group,
                  Inc., Class A                          81,928
        6,937  Old Republic International Corp.         156,429
        4,176  Principal Financial Group, Inc.          221,119
          608  ProAssurance Corp.                        18,465
        3,355  Prudential Financial, Inc.               305,506
        1,409  Reinsurance Group of America,
                  Inc.                                  202,967
          484  Safety Insurance Group, Inc.              44,567
        1,190  Selective Insurance Group, Inc.           78,838
        1,677  Travelers (The) Cos., Inc.               220,727
        6,652  Unum Group                               177,542
        1,108  W.R. Berkley Corp.                        81,471
          139  White Mountains Insurance
                  Group Ltd.                            155,294
                                                ---------------
                                                      6,074,217
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.0%
        1,277  TripAdvisor, Inc.                         34,888
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.4%
        4,355  eBay, Inc.                               146,154
          708  Expedia Group, Inc.                       76,783
        9,204  Qurate Retail, Inc.,
                  Series A (a)                           78,510
                                                ---------------
                                                        301,447
                                                ---------------
               IT SERVICES -- 1.5%
          155  CACI International, Inc.,
                  Class A (a)                            41,453
        5,072  Cognizant Technology Solutions
                  Corp., Class A                        311,319
        4,184  DXC Technology Co.                       133,386
        1,173  International Business Machines
                  Corp.                                 168,595
        1,080  Jack Henry & Associates, Inc.            161,503
          782  Leidos Holdings, Inc.                     78,568
        4,035  LiveRamp Holdings, Inc. (a)              162,369
          275  ManTech International Corp.,
                  Class A                                22,077
        1,043  MAXIMUS, Inc.                             74,835
        2,934  Perspecta, Inc.                           82,357


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES (CONTINUED)
        1,210  Sykes Enterprises, Inc. (a)      $        40,644
                                                ---------------
                                                      1,277,106
                                                ---------------
               LEISURE PRODUCTS -- 0.2%
          676  Acushnet Holdings Corp.                   20,936
        1,036  Callaway Golf Co.                         22,191
          763  Polaris, Inc.                             70,074
        1,401  Sturm Ruger & Co., Inc.                   69,377
                                                ---------------
                                                        182,578
                                                ---------------
               MACHINERY -- 2.4%
        1,507  AGCO Corp.                               105,701
        1,819  Altra Industrial Motion Corp.             60,500
          722  Barnes Group, Inc.                        45,609
        1,347  Crane Co.                                115,114
        1,758  Cummins, Inc.                            281,227
          586  Gorman-Rupp (The) Co.                     21,629
        3,451  Greenbrier (The) Cos., Inc.               83,134
          659  Hillenbrand, Inc.                         19,131
          525  ITT, Inc.                                 35,217
          401  Lincoln Electric Holdings, Inc.           35,761
        3,418  Meritor, Inc. (a)                         74,888
        1,410  Mueller Industries, Inc.                  41,130
        1,639  Oshkosh Corp.                            141,019
        4,971  PACCAR, Inc.                             368,898
          372  Parker-Hannifin Corp.                     72,797
        2,378  Rexnord Corp. (a)                         77,642
          687  Snap-on, Inc.                            109,666
          564  Standex International Corp.               41,223
        2,756  Timken (The) Co.                         144,773
        4,042  Trinity Industries, Inc.                  82,174
                                                ---------------
                                                      1,957,233
                                                ---------------
               MARINE -- 0.1%
          433  Kirby Corp. (a)                           31,735
        1,615  Matson, Inc.                              58,156
                                                ---------------
                                                         89,891
                                                ---------------
               MEDIA -- 2.2%
        2,266  AMC Networks, Inc.,
                  Class A (a)                            82,913
        6,994  Comcast Corp., Class A                   302,071
       12,009  Discovery, Inc., Class A (a)             351,383
        4,375  DISH Network Corp.,
                  Class A (a)                           160,825
       10,606  Fox Corp., Class A                       393,271
        4,175  Gray Television, Inc. (a)                 84,669
        3,359  Interpublic Group of Cos. (The),
                  Inc.                                   76,249
        1,358  John Wiley & Sons, Inc.,
                  Class A                                59,236
          945  Omnicom Group, Inc.                       71,168
        1,164  Scholastic Corp.                          38,354
        9,297  TEGNA, Inc.                              157,119
                                                ---------------
                                                      1,777,258
                                                ---------------
               METALS & MINING -- 2.0%
        5,416  Allegheny Technologies,
                  Inc. (a)                               93,426
        1,798  Carpenter Technology Corp.                71,453


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
        4,020  Commercial Metals Co.            $        82,611
          360  Compass Minerals International,
                  Inc.                                   20,840
          404  Kaiser Aluminum Corp.                     40,461
        9,049  Newmont Corp.                            407,748
        6,986  Nucor Corp.                              331,765
        1,620  Reliance Steel & Aluminum Co.            185,976
        5,698  Steel Dynamics, Inc.                     170,256
        9,807  United States Steel Corp. (b)             88,949
        5,296  Warrior Met Coal, Inc.                    99,883
          521  Worthington Industries, Inc.              19,162
                                                ---------------
                                                      1,612,530
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.4%
        6,363  Apollo Commercial Real Estate
                  Finance, Inc.                         116,316
        1,887  Chimera Investment Corp.                  40,004
       20,284  MFA Financial, Inc.                      158,215
        2,408  New Residential Investment
                  Corp.                                  40,310
                                                ---------------
                                                        354,845
                                                ---------------
               MULTILINE RETAIL -- 0.9%
        3,896  Big Lots, Inc.                           105,426
        1,523  Dillard's, Inc., Class A (b)              92,477
        3,807  Kohl's Corp.                             162,749
       11,410  Macy's, Inc.                             181,989
        2,843  Nordstrom, Inc.                          104,793
        1,227  Target Corp.                             135,878
                                                ---------------
                                                        783,312
                                                ---------------
               MULTI-UTILITIES -- 2.4%
        2,991  Ameren Corp.                             245,412
        3,227  Avista Corp.                             164,093
       11,534  CenterPoint Energy, Inc.                 305,420
        1,218  CMS Energy Corp.                          83,445
        2,539  Consolidated Edison, Inc.                238,666
        1,769  DTE Energy Co.                           234,587
        3,917  MDU Resources Group, Inc.                115,983
        8,251  NiSource, Inc.                           241,837
        1,624  NorthWestern Corp.                       124,999
        1,516  Sempra Energy                            243,530
                                                ---------------
                                                      1,997,972
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 7.3%
       39,264  Antero Resources Corp. (a)                72,638
        4,548  Apache Corp.                             124,797
        1,560  Arch Coal, Inc., Class A                  80,387
       23,168  Callon Petroleum Co. (a)                  69,504
      234,938  Chesapeake Energy Corp. (a)              120,241
        3,263  Chevron Corp.                            349,598
        3,695  Cimarex Energy Co.                       162,174
       12,644  CNX Resources Corp. (a)                   91,416
        4,490  Concho Resources, Inc.                   340,252
        6,046  ConocoPhillips                           359,314
       11,463  Continental Resources, Inc.              312,023


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
        5,785  Delek US Holdings, Inc.          $       158,856
       15,139  Devon Energy Corp.                       328,819
        4,694  EOG Resources, Inc.                      342,240
       17,795  EQT Corp.                                107,660
        4,508  Exxon Mobil Corp.                        280,037
        3,825  HollyFrontier Corp.                      171,819
       28,952  Marathon Oil Corp.                       329,184
        6,526  Marathon Petroleum Corp.                 355,667
        6,227  Matador Resources Co. (a)                 91,350
        7,238  Murphy Oil Corp.                         151,708
        6,331  Noble Energy, Inc.                       125,164
       34,326  Oasis Petroleum, Inc. (a)                 77,234
        1,237  PBF Energy, Inc., Class A                 33,770
        4,276  PDC Energy, Inc. (a)                      92,319
       12,270  Peabody Energy Corp.                      82,945
        3,529  Phillips 66                              322,445
       19,894  QEP Resources, Inc.                       63,064
        9,956  SM Energy Co.                             91,396
       46,241  Southwestern Energy Co. (a)               72,598
        3,711  Talos Energy, Inc. (a)                    81,419
        3,359  Valero Energy Corp.                      283,197
       15,246  Whiting Petroleum Corp. (a) (b)           69,217
        1,031  World Fuel Services Corp.                 40,333
       14,117  WPX Energy, Inc. (a)                     168,698
                                                ---------------
                                                      6,003,483
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.2%
          601  Boise Cascade Co.                         21,756
        2,926  Domtar Corp.                             101,883
          312  Neenah, Inc.                              20,792
        1,569  Schweitzer-Mauduit
                  International, Inc.                    54,962
                                                ---------------
                                                        199,393
                                                ---------------
               PERSONAL PRODUCTS -- 0.1%
        1,092  Nu Skin Enterprises, Inc.,
                  Class A                                35,588
          570  USANA Health Sciences,
                  Inc. (a)                               35,169
                                                ---------------
                                                         70,757
                                                ---------------
               PHARMACEUTICALS -- 1.2%
        1,039  Jazz Pharmaceuticals PLC (a)             148,941
          525  Johnson & Johnson                         78,157
       15,649  Mylan N.V. (a)                           335,201
        2,253  Perrigo Co., PLC                         128,511
        8,028  Pfizer, Inc.                             298,963
                                                ---------------
                                                        989,773
                                                ---------------
               PROFESSIONAL SERVICES -- 0.6%
        1,093  ASGN, Inc. (a)                            73,985
          814  CBIZ, Inc. (a)                            21,978
          240  ICF International, Inc.                   21,022
        4,956  Kelly Services, Inc., Class A             88,018
          553  Kforce, Inc.                              20,489
        2,111  Korn Ferry                                86,509
        1,199  ManpowerGroup, Inc.                      109,696
        1,229  Robert Half International, Inc.           71,491
                                                ---------------
                                                        493,188
                                                ---------------


                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
        2,566  CBRE Group, Inc., Class A (a)    $       156,654
          446  Jones Lang LaSalle, Inc.                  75,740
        1,202  Marcus & Millichap, Inc. (a)              42,551
        3,327  Newmark Group, Inc., Class A              39,159
                                                ---------------
                                                        314,104
                                                ---------------
               ROAD & RAIL -- 1.2%
          413  AMERCO                                   153,334
        4,253  Heartland Express, Inc.                   79,489
        1,347  J.B. Hunt Transport Services,
                  Inc.                                  145,382
          500  Kansas City Southern                      84,345
          347  Landstar System, Inc.                     38,430
        5,207  Marten Transport Ltd.                    108,097
        2,857  Ryder System, Inc.                       136,336
          707  Saia, Inc. (a)                            61,580
        4,103  Schneider National, Inc.,
                  Class B                                91,374
        2,460  Werner Enterprises, Inc.                  90,676
                                                ---------------
                                                        989,043
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.4%
        5,067  Amkor Technology, Inc. (a)                57,004
        1,254  Applied Materials, Inc.                   72,720
        5,255  Intel Corp.                              335,952
          262  Lam Research Corp.                        78,131
        7,311  Micron Technology, Inc. (a)              388,141
        3,182  ON Semiconductor Corp. (a)                73,663
        1,301  Skyworks Solutions, Inc.                 147,208
                                                ---------------
                                                      1,152,819
                                                ---------------
               SOFTWARE -- 0.2%
          690  Citrix Systems, Inc.                      83,642
        2,680  Ebix, Inc.                                92,272
                                                ---------------
                                                        175,914
                                                ---------------
               SPECIALTY RETAIL -- 3.2%
        6,472  Abercrombie & Fitch Co.,
                  Class A                               105,882
          478  Advance Auto Parts, Inc.                  62,977
       13,195  American Eagle Outfitters, Inc.          190,008
          400  Asbury Automotive Group,
                  Inc. (a)                               38,580
        3,191  AutoNation, Inc. (a)                     135,426
        2,616  Best Buy Co., Inc.                       221,549
        2,556  Buckle (The), Inc. (b)                    62,392
          873  CarMax, Inc. (a)                          84,716
        1,054  Children's Place (The), Inc. (b)          62,892
        5,688  Designer Brands, Inc., Class A            80,997
        1,809  Dick's Sporting Goods, Inc.               80,012
        4,975  Foot Locker, Inc.                        188,901
       10,971  Gap (The), Inc.                          191,005
          659  Group 1 Automotive, Inc.                  66,407
        4,282  L Brands, Inc.                            99,171
          792  Lithia Motors, Inc., Class A             107,427
       11,066  Michaels (The) Cos., Inc. (a)             54,555
          663  Murphy USA, Inc. (a)                      67,739


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       32,672  Office Depot, Inc.               $        72,532
        3,090  Penske Automotive Group, Inc.            145,137
          658  Ross Stores, Inc.                         73,821
        4,905  Sally Beauty Holdings, Inc. (a)           75,292
        3,030  Signet Jewelers Ltd.                      73,659
        1,254  TJX (The) Cos., Inc.                      74,036
        4,030  Urban Outfitters, Inc. (a)               103,168
        1,585  Williams-Sonoma, Inc.                    111,077
                                                ---------------
                                                      2,629,358
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.2%
       24,790  Hewlett Packard Enterprise Co.           345,325
       11,177  HP, Inc.                                 238,294
        2,526  NetApp, Inc.                             134,888
        1,287  Seagate Technology PLC                    73,346
        5,261  Xerox Holdings Corp.                     187,134
                                                ---------------
                                                        978,987
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.9%
          355  Carter's, Inc.                            37,655
        3,340  G-III Apparel Group Ltd. (a)              90,881
       10,449  Hanesbrands, Inc.                        143,778
          873  Oxford Industries, Inc.                   60,586
        1,845  PVH Corp.                                160,829
          662  Ralph Lauren Corp.                        75,137
        1,796  Skechers U.S.A., Inc.,
                  Class A (a)                            67,153
          902  Steven Madden Ltd.                        34,781
        1,327  Wolverine World Wide, Inc.                41,893
                                                ---------------
                                                        712,693
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.9%
        1,478  Axos Financial, Inc. (a)                  41,635
        1,722  Flagstar Bancorp, Inc.                    60,683
       13,688  MGIC Investment Corp.                    188,758
        6,455  New York Community Bancorp,
                  Inc.                                   71,392
        1,320  Northwest Bancshares, Inc.                20,757
        1,753  OceanFirst Financial Corp.                40,775
        2,630  PennyMac Financial Services,
                  Inc.                                   88,684
        2,672  Provident Financial Services,
                  Inc.                                   60,948
        1,384  Walker & Dunlop, Inc.                     91,856
        2,117  Washington Federal, Inc.                  71,978
        1,018  WSFS Financial Corp.                      40,608
                                                ---------------
                                                        778,074
                                                ---------------
               TOBACCO -- 0.1%
        1,569  Universal Corp.                           83,392
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.9%
        4,082  Air Lease Corp.                          175,281
          671  Applied Industrial Technologies,
                  Inc.                                   43,326
        2,060  Beacon Roofing Supply, Inc. (a)           68,207


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES
                  & DISTRIBUTORS (CONTINUED)
        3,120  BMC Stock Holdings, Inc. (a)     $        91,057
        1,873  GATX Corp.                               142,592
        3,306  GMS, Inc. (a)                             88,336
        1,929  HD Supply Holdings, Inc. (a)              78,587
          915  Herc Holdings, Inc. (a)                   36,710
          333  Kaman Corp.                               20,553
        4,830  MRC Global, Inc. (a)                      54,386
        1,586  MSC Industrial Direct Co., Inc.,
                  Class A                               107,959
        7,965  NOW, Inc. (a)                             79,730
        2,407  Rush Enterprises, Inc., Class A          103,501
        1,886  United Rentals, Inc. (a)                 255,911
          465  W.W. Grainger, Inc.                      140,742
        1,884  WESCO International, Inc. (a)             91,204
                                                ---------------
                                                      1,578,082
                                                ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.1%
        2,717  Macquarie Infrastructure Corp.           119,847
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.7%
        7,627  Telephone & Data Systems, Inc.           172,980
        4,011  T-Mobile US, Inc. (a)                    317,631
        3,089  United States Cellular Corp. (a)          98,910
                                                ---------------
                                                        589,521
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                          82,270,315
               (Cost $81,389,103)               ---------------

               MONEY MARKET FUNDS -- 0.4%
      117,410  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional  Class -
                  1.46% (c) (d)                         117,410
      255,260  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                     255,260
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                               372,670
               (Cost $372,670)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.7%
$     541,334  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $541,404. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest is
                  $552,749. (d)                 $       541,334
               (Cost $541,334)                  ---------------

               TOTAL INVESTMENTS -- 101.1%           83,184,319
               (Cost $82,303,107) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.1)%                (883,247)
                                                ---------------
               NET ASSETS -- 100.0%             $    82,301,072
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $618,223 and the total value of the collateral held by the Fund is $658,744.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,126,915 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,245,703. The net unrealized appreciation was $881,212.


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2020 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $   82,270,315   $          --   $         --
Money Market
   Funds                  372,670              --             --
Repurchase
   Agreements                  --         541,334             --
                   ---------------------------------------------
Total Investments  $   82,642,985   $     541,334   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       618,223
Non-cash Collateral(2)                                 (618,223)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       541,334
Non-cash Collateral(4)                                 (541,334)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.6%
        1,765  Aerojet Rocketdyne Holdings,
                  Inc. (a)                      $        91,904
        1,507  AeroVironment, Inc. (a)                  100,381
        5,501  Axon Enterprise, Inc. (a)                422,532
        1,394  HEICO Corp.                              170,667
        1,100  Hexcel Corp.                              81,642
        2,534  Kratos Defense & Security
                  Solutions, Inc. (a)                    46,474
        3,304  L3Harris Technologies, Inc.              731,274
        1,226  Lockheed Martin Corp.                    524,875
        1,166  Mercury Systems, Inc. (a)                 89,490
        1,090  Moog, Inc., Class A                       97,675
        1,387  Northrop Grumman Corp.                   519,529
        2,358  Teledyne Technologies, Inc. (a)          860,811
        1,459  TransDigm Group, Inc.                    938,546
        9,203  Triumph Group, Inc.                      188,017
                                                ---------------
                                                      4,863,817
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.2%
        7,931  Air Transport Services Group,
                  Inc. (a)                              166,313
        3,325  Forward Air Corp.                        217,621
                                                ---------------
                                                        383,934
                                                ---------------
               AUTO COMPONENTS -- 0.3%
          602  Dorman Products, Inc. (a)                 42,020
        2,318  Fox Factory Holding Corp. (a)            152,571
        4,568  Garrett Motion, Inc. (a)                  38,462
       11,128  Gentex Corp.                             331,280
                                                ---------------
                                                        564,333
                                                ---------------
               AUTOMOBILES -- 0.7%
        1,953  Tesla, Inc. (a)                        1,270,563
                                                ---------------
               BANKS -- 2.5%
        2,980  BancFirst Corp.                          172,244
        3,389  Bank of Hawaii Corp.                     303,654
        1,670  City Holding Co.                         126,386
        2,273  Community Bank System, Inc.              150,632
        7,472  CVB Financial Corp.                      155,193
        2,350  FB Financial Corp. (b)                    83,777
        3,430  First Bancorp                            121,696
        8,784  First BanCorp                             81,428
        4,594  First Financial Bankshares, Inc.         153,991
        3,506  Glacier Bancorp, Inc.                    148,549
        1,117  Independent Bank Corp.                    80,647
        2,469  Independent Bank Group, Inc.             132,141
        2,798  Lakeland Financial Corp.                 132,737
        2,641  National Bank Holdings Corp.,
                  Class A                                86,097
        3,940  OFG Bancorp                               77,657
        5,707  Pacific Premier Bancorp, Inc.            170,069
        5,039  Pinnacle Financial Partners, Inc.        297,603
        4,912  Sandy Spring Bancorp, Inc.               170,938
        6,087  Seacoast Banking Corp. of
                  Florida (a)                           165,262
        4,938  ServisFirst Bancshares, Inc.             181,472
        2,361  Signature Bank                           335,002


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
        3,687  Southside Bancshares, Inc.       $       129,340
       11,474  Sterling Bancorp                         229,480
        4,532  Stock Yards Bancorp, Inc.                175,570
        1,496  Tompkins Financial Corp.                 128,791
        6,025  United Community Banks, Inc.             168,218
        6,387  Veritex Holdings, Inc.                   180,880
        2,545  Washington Trust Bancorp, Inc.           120,455
        1,373  Westamerica Bancorporation                86,993
                                                ---------------
                                                      4,546,902
                                                ---------------
               BEVERAGES -- 0.8%
          640  Boston Beer (The) Co., Inc.,
                  Class A (a)                           228,083
        7,062  Brown-Forman Corp., Class B              477,674
        2,875  Coca-Cola (The) Co.                      167,900
          482  Coca-Cola Consolidated, Inc.             130,531
        5,144  Monster Beverage Corp. (a)               342,590
        1,164  PepsiCo, Inc.                            165,311
                                                ---------------
                                                      1,512,089
                                                ---------------
               BIOTECHNOLOGY -- 4.5%
        9,424  ACADIA Pharmaceuticals,
                  Inc. (a)                              376,395
        3,509  Acceleron Pharma, Inc. (a)               318,547
        3,377  Agios Pharmaceuticals, Inc. (a)          164,561
        1,472  Alexion Pharmaceuticals,
                  Inc. (a)                              146,302
        3,501  Alnylam Pharmaceuticals,
                  Inc. (a)                              401,880
        8,278  Amicus Therapeutics, Inc. (a)             73,177
        3,550  Arena Pharmaceuticals, Inc. (a)          162,199
        6,356  Arrowhead Pharmaceuticals,
                  Inc. (a)                              266,380
        6,619  CRISPR Therapeutics AG (a)               343,857
        2,620  Denali Therapeutics,
                  Inc. (a) (b)                           60,679
       10,557  Dicerna Pharmaceuticals,
                  Inc. (a)                              208,448
        3,142  Editas Medicine, Inc. (a)                 83,043
        2,538  Emergent BioSolutions, Inc. (a)          139,818
        9,454  Epizyme, Inc. (a)                        197,872
        1,720  Exact Sciences Corp. (a)                 160,442
        9,507  Fate Therapeutics, Inc. (a)              241,098
        3,760  FibroGen, Inc. (a)                       157,356
        2,574  Halozyme Therapeutics, Inc. (a)           48,855
        7,918  Heron Therapeutics, Inc. (a)             165,169
       11,431  Immunomedics, Inc. (a)                   212,274
        5,467  Incyte Corp. (a)                         399,474
        1,877  Intercept Pharmaceuticals,
                  Inc. (a)                              173,454
        2,830  Invitae Corp. (a)                         52,779
        1,335  Ionis Pharmaceuticals, Inc. (a)           77,857
       17,473  Ironwood Pharmaceuticals,
                  Inc. (a)                              211,074
        1,877  Mirati Therapeutics, Inc. (a)            162,980
        8,244  Moderna, Inc. (a)                        169,084
        9,430  Momenta Pharmaceuticals,
                  Inc. (a)                              273,659
        4,064  Natera, Inc. (a)                         142,281


                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
        3,750  Neurocrine Biosciences, Inc. (a) $       375,300
        1,911  Portola Pharmaceuticals,
                  Inc. (a) (b)                           24,442
        4,246  Principia Biopharma, Inc. (a)            223,552
        3,358  PTC Therapeutics, Inc. (a)               172,937
        2,264  Radius Health, Inc. (a)                   39,756
        1,233  Sarepta Therapeutics, Inc. (a)           142,979
        7,152  Seattle Genetics, Inc. (a)               775,205
        1,298  uniQure N.V. (a)                          74,713
        4,904  Veracyte, Inc. (a)                       128,730
        2,985  Vertex Pharmaceuticals, Inc. (a)         677,744
        1,327  Xencor, Inc. (a)                          45,038
                                                ---------------
                                                      8,271,390
                                                ---------------
               BUILDING PRODUCTS -- 1.1%
        1,883  AAON, Inc.                                98,744
        4,790  Advanced Drainage Systems,
                  Inc.                                  199,120
        6,561  Allegion PLC                             848,469
        1,716  Armstrong World Industries, Inc.         172,166
        2,417  CSW Industrials, Inc.                    183,402
        9,935  JELD-WEN Holding, Inc. (a)               237,248
        2,691  Trex Co., Inc. (a)                       264,364
                                                ---------------
                                                      2,003,513
                                                ---------------
               CAPITAL MARKETS -- 3.7%
       11,295  Ares Management Corp.,
                  Class A                               407,298
        6,929  Bain Capital Specialty Finance,
                  Inc.                                  137,194
        8,533  Blackstone Group (The), Inc.,
                  Class A                               521,110
        5,238  Blucora, Inc. (a)                        118,117
        1,326  Cboe Global Markets, Inc.                163,390
        2,965  Cohen & Steers, Inc.                     219,351
          593  FactSet Research Systems, Inc.           169,663
        4,948  Federated Investors, Inc.,
                  Class B                               179,266
        6,314  Focus Financial Partners, Inc.,
                  Class A (a)                           178,370
          766  Hamilton Lane, Inc., Class A              49,752
        3,807  Houlihan Lokey, Inc.                     197,393
        1,719  Intercontinental Exchange, Inc.          171,453
        4,370  LPL Financial Holdings, Inc.             402,608
        1,724  MarketAxess Holdings, Inc.               610,606
        2,753  Moody's Corp.                            706,943
        1,065  Morningstar, Inc.                        167,088
        2,532  MSCI, Inc.                               723,646
        4,457  Nasdaq, Inc.                             519,062
        3,033  PJT Partners, Inc., Class A              139,579
        2,394  S&P Global, Inc.                         703,190
        3,693  SEI Investments Co.                      241,005
        3,410  TCG BDC, Inc.                             47,228
                                                ---------------
                                                      6,773,312
                                                ---------------
               CHEMICALS -- 1.7%
          678  Air Products and Chemicals, Inc.         161,845
        5,304  Axalta Coating Systems Ltd. (a)          152,808


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CHEMICALS (CONTINUED)
          793  Balchem Corp.                    $        85,660
        9,232  Ferro Corp. (a)                          126,294
        8,186  FMC Corp.                                782,500
        4,096  GCP Applied Technologies,
                  Inc. (a)                               91,013
          922  Ingevity Corp. (a)                        60,133
        2,248  Innospec, Inc.                           226,441
       21,761  Livent Corp. (a)                         204,771
        7,969  PQ Group Holdings, Inc. (a)              122,005
        3,037  Scotts Miracle-Gro (The) Co.             372,761
        1,120  Sherwin-Williams (The) Co.               623,829
        1,154  WR Grace & Co.                            77,734
                                                ---------------
                                                      3,087,794
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.6%
        2,139  ABM Industries, Inc.                      81,581
       50,834  ADT, Inc. (b)                            315,171
        2,391  Brady Corp., Class A                     132,390
        3,556  Brink's (The) Co.                        299,380
        4,042  Casella Waste Systems, Inc.,
                  Class A (a)                           206,910
        2,429  Cintas Corp.                             677,618
        4,701  Clean Harbors, Inc. (a)                  386,516
        8,986  Copart, Inc. (a)                         911,720
        3,076  Covanta Holding Corp.                     46,078
        4,043  Harsco Corp. (a)                          60,241
        3,287  Herman Miller, Inc.                      127,043
        3,038  McGrath RentCorp                         234,898
        2,552  MSA Safety, Inc.                         346,051
        3,646  Republic Services, Inc.                  346,552
        3,743  Tetra Tech, Inc.                         320,401
          788  US Ecology, Inc.                          42,560
        1,396  Waste Management, Inc.                   169,893
                                                ---------------
                                                      4,705,003
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
        5,665  Ciena Corp. (a)                          230,395
       18,577  Extreme Networks, Inc. (a)               109,604
        5,084  Lumentum Holdings, Inc. (a)              385,215
          988  Motorola Solutions, Inc.                 174,876
        1,669  Plantronics, Inc.                         47,934
        2,134  Ubiquiti, Inc.                           348,738
        2,203  ViaSat, Inc. (a)                         140,221
                                                ---------------
                                                      1,436,983
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.2%
          905  NV5 Global, Inc. (a)                      56,210
       12,578  WillScot Corp. (a)                       237,095
                                                ---------------
                                                        293,305
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.3%
        3,315  Vulcan Materials Co.                     469,503
                                                ---------------
               CONSUMER FINANCE -- 0.6%
        3,834  American Express Co.                     497,922
        2,351  Nelnet, Inc., Class A                    134,618


Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE (CONTINUED)
        9,564  OneMain Holdings, Inc.           $       405,227
          528  World Acceptance Corp. (a)                45,656
                                                ---------------
                                                      1,083,423
                                                ---------------
               CONTAINERS & PACKAGING -- 0.3%
          697  AptarGroup, Inc.                          80,510
        5,557  Crown Holdings, Inc. (a)                 411,385
                                                ---------------
                                                        491,895
                                                ---------------
               DISTRIBUTORS -- 0.2%
        1,519  Pool Corp.                               333,117
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
          537  Bright Horizons Family
                  Solutions, Inc. (a)                    87,923
        6,380  Chegg, Inc. (a)                          263,047
       10,118  Perdoceo Education Corp. (a)             179,898
        2,030  Strategic Education, Inc.                329,449
                                                ---------------
                                                        860,317
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.1%
        6,254  Cannae Holdings, Inc. (a)                254,288
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
        4,901  Cogent Communications
                  Holdings, Inc.                        347,628
        5,690  GCI Liberty, Inc., Class A (a)           416,394
        6,544  Iridium Communications,
                  Inc. (a)                              167,199
                                                ---------------
                                                        931,221
                                                ---------------
               ELECTRIC UTILITIES -- 0.9%
        1,683  American Electric Power Co.,
                  Inc.                                  175,402
        7,334  Evergy, Inc.                             529,222
        1,180  MGE Energy, Inc.                          94,318
        1,350  NextEra Energy, Inc.                     362,070
          890  Otter Tail Corp.                          47,668
        7,495  Southern (The) Co.                       527,648
                                                ---------------
                                                      1,736,328
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.2%
        6,555  AMETEK, Inc.                             636,818
        5,748  Atkore International Group,
                  Inc. (a)                              228,196
        4,008  Generac Holdings, Inc. (a)               415,189
       13,877  GrafTech International Ltd.              148,900
        2,727  Hubbell, Inc.                            390,588
        6,737  Sunrun, Inc. (a)                         114,731
       25,628  Vivint Solar, Inc. (a) (b)               209,125
                                                ---------------
                                                      2,143,547
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.1%
        6,040  Amphenol Corp., Class A                  600,799
        2,109  Badger Meter, Inc.                       124,558


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
        5,720  CDW Corp.                        $       746,174
        2,878  Cognex Corp.                             146,692
        2,770  Itron, Inc. (a)                          226,447
        6,369  Keysight Technologies, Inc. (a)          592,253
        8,797  Knowles Corp. (a)                        173,565
          950  MTS Systems Corp.                         48,155
        1,359  OSI Systems, Inc. (a)                    117,608
        7,840  Trimble, Inc. (a)                        333,357
        3,199  Zebra Technologies Corp.,
                  Class A (a)                           764,625
                                                ---------------
                                                      3,874,233
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
        3,989  Cactus, Inc., Class A                    114,963
        8,860  Patterson-UTI Energy, Inc.                70,348
        8,269  ProPetro Holding Corp. (a)                80,540
                                                ---------------
                                                        265,851
                                                ---------------
               ENTERTAINMENT -- 1.6%
       15,377  Glu Mobile, Inc. (a)                      90,724
       10,386  Liberty Media Corp.-Liberty
                  Formula One, Class C (a)              485,961
        9,146  Live Nation Entertainment,
                  Inc. (a)                              623,391
          548  Madison Square Garden (The)
                  Co., Class A (a)                      162,312
        1,011  Netflix, Inc. (a)                        348,886
        3,011  Roku, Inc. (a)                           364,181
        2,670  Take-Two Interactive Software,
                  Inc. (a)                              332,789
        2,260  Walt Disney (The) Co.                    312,581
       39,521  Zynga, Inc., Class A (a)                 237,916
                                                ---------------
                                                      2,958,741
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.5%
        4,439  Alexander & Baldwin, Inc.                 97,037
        2,023  Alexandria Real Estate Equities,
                  Inc.                                  330,154
        3,442  American Finance Trust, Inc.              44,643
        3,077  American Homes 4 Rent,
                  Class A                                84,094
        1,422  American Tower Corp.                     329,534
        2,300  Americold Realty Trust                    79,281
        1,154  Boston Properties, Inc.                  165,426
        5,906  Brandywine Realty Trust                   92,252
        2,744  Corporate Office Properties
                  Trust                                  81,689
        1,119  Crown Castle International Corp.         167,671
        1,232  CyrusOne, Inc.                            74,967
        1,837  Douglas Emmett, Inc.                      76,235
        4,589  Duke Realty Corp.                        166,627
        7,840  Easterly Government Properties,
                  Inc.                                  189,806
        1,215  EastGroup Properties, Inc.               165,325
          560  Equinix, Inc.                            330,249


                        See Notes to Financial Statements                Page 75

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        4,643  Equity LifeStyle Properties,
                  Inc.                          $       337,778
        3,749  Essential Properties Realty
                  Trust, Inc.                           103,510
        3,884  First Industrial Realty Trust,
                  Inc.                                  165,847
        1,619  Four Corners Property Trust,
                  Inc.                                   49,040
        5,618  Gaming and Leisure Properties,
                  Inc.                                  265,479
        1,388  Getty Realty Corp.                        43,750
        2,891  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.           98,554
        9,723  Independence Realty Trust, Inc.          142,636
        6,107  Industrial Logistics Properties
                  Trust                                 139,789
          601  Innovative Industrial Properties,
                  Inc.                                   53,790
       10,906  Invitation Homes, Inc.                   343,212
        1,922  Kilroy Realty Corp.                      158,700
        3,893  Kimco Realty Corp.                        74,162
        2,709  Lamar Advertising Co., Class A           251,422
        4,298  Lexington Realty Trust                    47,579
          745  Life Storage, Inc.                        84,319
        3,820  Medical Properties Trust, Inc.            84,613
        1,206  Mid-America Apartment
                  Communities, Inc.                     165,475
        2,767  National Storage Affiliates
                  Trust                                  94,493
        2,067  NexPoint Residential Trust, Inc.         100,870
        9,018  Outfront Media, Inc.                     268,195
        6,156  Piedmont Office Realty Trust,
                  Inc., Class A                         142,758
        5,355  Prologis, Inc.                           497,372
        1,715  QTS Realty Trust, Inc., Class A           97,549
        6,942  Retail Properties of America,
                  Inc., Class A                          84,345
        3,531  Rexford Industrial Realty, Inc.          170,159
        2,791  Ryman Hospitality Properties,
                  Inc.                                  237,319
        4,617  Safehold, Inc.                           207,580
          660  SBA Communications Corp.                 164,710
        1,639  Spirit Realty Capital, Inc.               86,506
        2,165  STORE Capital Corp.                       84,976
        2,178  Sun Communities, Inc.                    353,206
        1,489  Terreno Realty Corp.                      85,260
        5,559  Uniti Group, Inc.                         35,188
        1,585  Universal Health Realty Income
                  Trust                                 195,510
        6,228  VICI Properties, Inc.                    166,910
        2,581  Weingarten Realty Investors               75,107
                                                ---------------
                                                      8,232,658
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.1%
          507  Casey's General Stores, Inc.              81,556
        3,593  Chefs' Warehouse (The), Inc. (a)         130,785
                                                ---------------
                                                        212,341
                                                ---------------
               FOOD PRODUCTS -- 1.2%
        3,936  Freshpet, Inc. (a)                       247,496
        1,083  Hershey (The) Co.                        168,049


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
        6,398  Hostess Brands, Inc. (a)         $        85,861
          875  J&J Snack Foods Corp.                    145,110
        9,498  Lamb Weston Holdings, Inc.               867,263
        1,008  Lancaster Colony Corp.                   155,887
          937  McCormick & Co., Inc.                    153,078
        2,890  Mondelez International, Inc.,
                  Class A                               165,828
          739  Post Holdings, Inc. (a)                   77,277
        4,797  Simply Good Foods (The)
                  Co. (a)                               110,187
                                                ---------------
                                                      2,176,036
                                                ---------------
               GAS UTILITIES -- 0.1%
          476  Chesapeake Utilities Corp.                45,796
        1,262  Northwest Natural Holding Co.             92,606
                                                ---------------
                                                        138,402
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 5.4%
        2,342  Align Technology, Inc. (a)               602,128
        4,211  AtriCure, Inc. (a)                       163,808
        3,358  Axonics Modulation
                  Technologies, Inc. (a)                 97,483
        7,228  Boston Scientific Corp. (a)              302,636
        2,818  Cardiovascular Systems, Inc. (a)         127,909
        2,080  CONMED Corp.                             211,494
        2,130  Danaher Corp.                            342,653
        5,776  DENTSPLY SIRONA, Inc.                    323,456
        3,736  DexCom, Inc. (a)                         899,442
        2,802  Edwards Lifesciences Corp. (a)           616,048
        5,477  Globus Medical, Inc.,
                  Class A (a)                           286,338
        2,131  Hill-Rom Holdings, Inc.                  226,930
        6,261  Hologic, Inc. (a)                        335,089
        1,361  Inogen, Inc. (a)                          60,251
        1,884  Insulet Corp. (a)                        365,571
        1,384  Integra LifeSciences Holdings
                  Corp. (a)                              76,175
          553  Intuitive Surgical, Inc. (a)             309,558
        1,020  Masimo Corp. (a)                         174,012
        1,462  Merit Medical Systems, Inc. (a)           53,246
        1,979  Nevro Corp. (a)                          263,029
        4,783  Novocure Ltd. (a)                        389,623
        5,212  NuVasive, Inc. (a)                       401,949
        1,473  Penumbra, Inc. (a)                       258,453
        2,480  Quidel Corp. (a)                         190,464
        3,080  ResMed, Inc.                             489,628
        5,290  STAAR Surgical Co. (a)                   177,956
          758  Stryker Corp.                            159,711
        3,445  Tactile Systems Technology,
                  Inc. (a)                              193,575
        4,058  Tandem Diabetes Care, Inc. (a)           308,570
        1,268  Teleflex, Inc.                           471,075
        3,361  Varian Medical Systems, Inc. (a)         472,456
       10,814  ViewRay, Inc. (a)                         33,740
        3,175  West Pharmaceutical Services,
                  Inc.                                  495,141
                                                ---------------
                                                      9,879,597
                                                ---------------


Page 76                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.6%
        2,392  Addus HomeCare Corp. (a)         $       225,661
        2,415  Amedisys, Inc. (a)                       426,223
        2,009  BioTelemetry, Inc. (a)                    98,280
          734  Chemed Corp.                             342,808
        1,567  CorVel Corp. (a)                         143,490
        3,554  Ensign Group (The), Inc.                 160,641
        4,127  Guardant Health, Inc. (a)                313,817
        4,354  HealthEquity, Inc. (a)                   287,625
        2,926  LHC Group, Inc. (a)                      426,465
        2,077  National Research Corp.                  140,551
        2,456  Premier, Inc., Class A (a)                85,395
       17,918  R1 RCM, Inc. (a)                         223,975
          400  US Physical Therapy, Inc.                 46,856
                                                ---------------
                                                      2,921,787
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.7%
        3,420  HealthStream, Inc. (a)                    87,381
        9,886  Inovalon Holdings, Inc.,
                  Class A (a)                           200,290
        3,134  Inspire Medical Systems,
                  Inc. (a)                              234,423
        1,973  Omnicell, Inc. (a)                       160,366
          937  Tabula Rasa HealthCare, Inc. (a)          54,412
        4,816  Teladoc Health, Inc. (a)                 489,835
                                                ---------------
                                                      1,226,707
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.3%
        2,215  Brinker International, Inc.               94,558
          781  Chipotle Mexican Grill, Inc. (a)         676,939
        3,118  Choice Hotels International,
                  Inc.                                  312,424
        2,938  Churchill Downs, Inc.                    424,188
        2,296  Denny's Corp. (a)                         46,999
        2,228  Dine Brands Global, Inc.                 189,937
        2,225  Domino's Pizza, Inc.                     626,894
        6,759  Eldorado Resorts, Inc. (a) (b)           404,053
        9,377  Hilton Grand Vacations, Inc. (a)         299,220
        7,367  Hilton Worldwide Holdings, Inc.          794,163
          585  Jack in the Box, Inc.                     47,824
        2,792  Lindblad Expeditions Holdings,
                  Inc. (a)                               46,040
        4,317  Marriott International, Inc.,
                  Class A                               604,639
        3,683  Papa John's International, Inc.          238,585
        4,318  Planet Fitness, Inc.,
                  Class A (a)                           348,851
        8,684  Scientific Games Corp. (a)               215,711
        7,334  SeaWorld Entertainment, Inc. (a)         252,730
          766  Shake Shack, Inc., Class A (a)            51,667
        5,429  Starbucks Corp.                          460,542
       14,520  Wendy's (The) Co.                        314,648
          935  Wingstop, Inc.                            86,740
        6,418  Wyndham Hotels & Resorts, Inc.           366,917
        4,707  Wynn Resorts Ltd.                        593,835
        9,943  Yum China Holdings, Inc.                 428,245
                                                ---------------
                                                      7,926,349
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOUSEHOLD DURABLES -- 1.8%
        8,376  Garmin Ltd.                      $       812,053
        1,794  Helen of Troy Ltd. (a)                   339,156
        3,377  Installed Building Products,
                  Inc. (a)                              250,337
        1,938  LGI Homes, Inc. (a)                      154,536
          171  NVR, Inc. (a)                            652,702
        5,869  Skyline Champion Corp. (a)               168,734
        4,630  Tempur Sealy International,
                  Inc. (a)                              424,200
        3,911  TopBuild Corp. (a)                       447,849
                                                ---------------
                                                      3,249,567
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.0%
          479  WD-40 Co.                                 89,487
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.5%
        4,057  NRG Energy, Inc.                         149,663
        3,246  Ormat Technologies, Inc.                 257,278
       15,716  TerraForm Power, Inc., Class A           284,303
       14,218  Vistra Energy Corp.                      320,189
                                                ---------------
                                                      1,011,433
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
        2,491  Carlisle Cos., Inc.                      389,169
                                                ---------------
               INSURANCE -- 2.2%
          691  AMERISAFE, Inc.                           47,278
        5,013  Arthur J. Gallagher & Co.                514,183
       20,698  Brown & Brown, Inc.                      929,340
        1,513  Cincinnati Financial Corp.               158,789
        2,421  eHealth, Inc. (a)                        254,592
        3,121  Kemper Corp.                             232,265
        1,830  Kinsale Capital Group, Inc.              209,023
        5,867  Marsh & McLennan Cos., Inc.              656,283
        1,853  Primerica, Inc.                          219,692
        2,198  Progressive (The) Corp.                  177,357
        1,645  RenaissanceRe Holdings Ltd.              311,629
          896  RLI Corp.                                 83,337
        6,209  Trupanion, Inc. (a) (b)                  198,191
                                                ---------------
                                                      3,991,959
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 2.4%
          488  Alphabet, Inc., Class A (a)              699,197
        5,388  ANGI Homeservices, Inc.,
                  Class A (a) (b)                        43,266
        4,583  Cargurus, Inc. (a)                       163,384
        3,981  Facebook, Inc., Class A (a)              803,804
        2,624  IAC/InterActiveCorp (a)                  639,180
        4,910  Match Group, Inc. (a) (b)                384,060
       40,031  Snap, Inc., Class A (a)                  735,770
        2,671  Yelp, Inc. (a)                            87,074
       17,787  Zillow Group, Inc., Class C (a)          821,937
                                                ---------------
                                                      4,377,672
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.7%
          259  Amazon.com, Inc. (a)                     520,259
          159  Booking Holdings, Inc. (a)               291,057


                        See Notes to Financial Statements                Page 77

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL (CONTINUED)
       13,886  Quotient Technology, Inc. (a)    $       139,832
        9,063  Stitch Fix, Inc.,
                  Class A (a) (b)                       207,543
          892  Wayfair, Inc., Class A (a)                83,580
                                                ---------------
                                                      1,242,271
                                                ---------------
               IT SERVICES -- 5.1%
        3,105  Accenture PLC, Class A                   637,177
        3,784  Akamai Technologies, Inc. (a)            353,236
        2,501  Black Knight, Inc. (a)                   167,367
        9,190  Booz Allen Hamilton Holding
                  Corp.                                 717,188
        3,594  CSG Systems International, Inc.          179,053
        3,852  EPAM Systems, Inc. (a)                   878,795
        1,023  Euronet Worldwide, Inc. (a)              161,266
        2,733  EVERTEC, Inc.                             91,747
        2,679  ExlService Holdings, Inc. (a)            195,862
        1,144  Fidelity National Information
                  Services, Inc.                        164,347
        4,128  Fiserv, Inc. (a)                         489,622
        1,136  FleetCor Technologies, Inc. (a)          358,101
        2,121  Gartner, Inc. (a)                        341,014
        9,560  Genpact Ltd.                             423,221
        2,615  Global Payments, Inc.                    511,102
        2,189  Mastercard, Inc., Class A                691,593
        1,838  MongoDB, Inc. (a)                        301,267
        8,325  NIC, Inc.                                164,252
        4,138  Okta, Inc. (a)                           529,871
        3,842  Paychex, Inc.                            329,528
        1,471  PayPal Holdings, Inc. (a)                167,532
        5,049  Perficient, Inc. (a)                     250,935
        3,593  Sabre Corp.                               77,393
        2,348  TTEC Holdings, Inc.                       93,262
        2,541  Visa, Inc., Class A                      505,583
       15,053  Western Union (The) Co.                  404,926
        1,154  WEX, Inc. (a)                            250,326
                                                ---------------
                                                      9,435,566
                                                ---------------
               LEISURE PRODUCTS -- 0.2%
       11,590  YETI Holdings, Inc. (a)                  421,412
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.6%
        2,701  Accelerate Diagnostics,
                  Inc. (a) (b)                           45,377
        5,596  Agilent Technologies, Inc.               462,006
          871  Bio-Rad Laboratories, Inc.,
                  Class A (a)                           314,361
          734  Bio-Techne Corp.                         154,118
        6,327  Bruker Corp.                             312,997
        2,111  Charles River Laboratories
                  International, Inc. (a)               326,318
        2,115  IQVIA Holdings, Inc. (a)                 328,354
        4,796  Medpace Holdings, Inc. (a)               410,298
          412  Mettler-Toledo International,
                  Inc. (a)                              311,958
        3,344  NanoString Technologies,
                  Inc. (a)                               90,856


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES
                  (CONTINUED)
        7,951  NeoGenomics, Inc. (a)            $       256,261
        3,366  PerkinElmer, Inc.                        311,288
        2,901  PRA Health Sciences, Inc. (a)            293,900
        3,487  Repligen Corp. (a)                       350,060
        1,470  Thermo Fisher Scientific, Inc.           460,389
        1,399  Waters Corp. (a)                         313,082
                                                ---------------
                                                      4,741,623
                                                ---------------
               MACHINERY -- 4.1%
        1,853  Alamo Group, Inc.                        230,810
          601  Albany International Corp.,
                  Class A                                41,932
        3,337  Allison Transmission Holdings,
                  Inc.                                  147,495
        4,427  Caterpillar, Inc.                        581,486
          677  Chart Industries, Inc. (a)                43,315
        3,420  Columbus McKinnon Corp.                  119,666
        1,887  Deere & Co.                              299,240
        4,198  Donaldson Co., Inc.                      217,666
        4,228  Douglas Dynamics, Inc.                   221,674
        2,011  ESCO Technologies, Inc.                  192,976
        5,769  Federal Signal Corp.                     185,531
        3,240  Flowserve Corp.                          151,243
        2,083  Fortive Corp.                            156,079
        3,246  Franklin Electric Co., Inc.              187,262
        8,792  Gardner Denver Holdings,
                  Inc. (a)                              310,446
        3,101  Graco, Inc.                              164,818
        4,024  Helios Technologies, Inc.                171,101
          925  IDEX Corp.                               151,561
        3,640  Illinois Tool Works, Inc.                636,927
        4,918  Ingersoll-Rand PLC                       655,225
        2,147  John Bean Technologies Corp.             242,590
        2,208  Kadant, Inc.                             235,373
        2,786  Navistar International Corp. (a)         102,023
        1,485  Nordson Corp.                            250,757
        4,571  SPX Corp. (a)                            224,299
        4,759  SPX FLOW, Inc. (a)                       208,159
        2,985  Tennant Co.                              230,502
        5,060  Toro (The) Co.                           404,901
        4,359  TriMas Corp. (a)                         125,234
        1,865  Watts Water Technologies, Inc.,
                  Class A                               185,959
        3,404  Woodward, Inc.                           395,919
                                                ---------------
                                                      7,472,169
                                                ---------------
               MEDIA -- 2.4%
       29,888  Altice USA, Inc., Class A (a)            817,736
          216  Cable One, Inc.                          368,070
        1,684  Charter Communications, Inc.,
                  Class A (a)                           871,403
       15,957  Clear Channel Outdoor
                  Holdings, Inc. (a)                     43,563
        3,796  Liberty Broadband Corp.,
                  Class C (a)                           504,602
       16,572  Liberty Latin America Ltd.,
                  Class C (a)                           279,238


Page 78                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
        5,346  MSG Networks, Inc., Class A (a)  $        81,313
        7,518  New York Times (The) Co.,
                  Class A                               240,651
        2,750  Nexstar Media Group, Inc.,
                  Class A                               333,162
        4,836  Sinclair Broadcast Group, Inc.,
                  Class A                               144,693
      114,284  Sirius XM Holdings, Inc.                 807,988
                                                ---------------
                                                      4,492,419
                                                ---------------
               METALS & MINING -- 0.1%
        9,598  Cleveland-Cliffs, Inc. (b)                67,378
          660  Royal Gold, Inc.                          76,111
                                                ---------------
                                                        143,489
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.8%
       12,965  Arbor Realty Trust, Inc.                 191,493
        2,166  Blackstone Mortgage Trust, Inc.,
                  Class A                                82,741
        2,483  Granite Point Mortgage Trust,
                  Inc.                                   45,414
        6,704  KKR Real Estate Finance Trust,
                  Inc.                                  141,119
        2,529  Ladder Capital Corp.                      46,407
        7,325  New York Mortgage Trust, Inc.             46,514
        8,347  PennyMac Mortgage Investment
                  Trust                                 194,068
        8,278  Redwood Trust, Inc.                      145,941
        6,486  Starwood Property Trust, Inc.            166,431
        4,589  TPG RE Finance Trust, Inc.                93,937
       22,059  Two Harbors Investment Corp.             336,620
                                                ---------------
                                                      1,490,685
                                                ---------------
               MULTILINE RETAIL -- 0.4%
        4,191  Dollar General Corp.                     642,941
        1,235  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                               65,505
                                                ---------------
                                                        708,446
                                                ---------------
               MULTI-UTILITIES -- 0.2%
        1,026  Black Hills Corp.                         85,189
        1,505  Unitil Corp.                              92,843
        1,725  WEC Energy Group, Inc.                   172,310
                                                ---------------
                                                        350,342
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.9%
        2,606  Cheniere Energy, Inc. (a)                154,379
        7,145  Hess Corp.                               404,193
        7,517  Kinder Morgan, Inc.                      156,880
       24,019  Kosmos Energy Ltd.                       122,737
       14,789  Magnolia Oil & Gas Corp.,
                  Class A (a)                           155,580
       10,007  Par Pacific Holdings, Inc. (a)           201,341
       12,791  Parsley Energy, Inc., Class A            212,842
        2,159  Pioneer Natural Resources Co.            291,465
                                                ---------------
                                                      1,699,417
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PERSONAL PRODUCTS -- 0.5%
       21,500  Coty, Inc., Class A              $       220,590
        2,311  Estee Lauder (The) Cos., Inc.,
                  Class A                               451,015
        1,883  Inter Parfums, Inc.                      130,134
        1,249  Medifast, Inc. (b)                       120,691
                                                ---------------
                                                        922,430
                                                ---------------
               PHARMACEUTICALS -- 1.7%
        3,849  Aerie Pharmaceuticals,
                  Inc. (a) (b)                           78,827
        4,822  Amphastar Pharmaceuticals,
                  Inc. (a)                               91,184
          740  ANI Pharmaceuticals, Inc. (a)             45,880
        5,728  Catalent, Inc. (a)                       349,981
        3,772  Corcept Therapeutics, Inc. (a)            47,791
        2,487  Eli Lilly & Co.                          347,285
       11,136  Horizon Therapeutics PLC (a)             384,081
        6,569  Innoviva, Inc. (a)                        90,685
        5,248  Merck & Co., Inc.                        448,389
        1,878  MyoKardia, Inc. (a)                      127,760
        3,022  Pacira BioSciences, Inc. (a)             130,611
          910  Reata Pharmaceuticals, Inc.,
                  Class A (a)                           199,099
        7,186  Theravance Biopharma, Inc. (a)           200,346
        3,607  Zoetis, Inc.                             484,095
        1,784  Zogenix, Inc. (a)                         89,860
                                                ---------------
                                                      3,115,874
                                                ---------------
               PROFESSIONAL SERVICES -- 1.4%
          798  CoStar Group, Inc. (a)                   521,086
        1,136  Equifax, Inc.                            170,286
        2,336  Exponent, Inc.                           169,991
        4,462  Forrester Research, Inc. (a)             184,593
        3,643  FTI Consulting, Inc. (a)                 437,379
        3,384  Huron Consulting Group, Inc. (a)         219,317
        7,636  TransUnion                               700,221
        1,425  TriNet Group, Inc. (a)                    81,310
                                                ---------------
                                                      2,484,183
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
        1,907  Howard Hughes (The) Corp. (a)            232,044
       11,001  Redfin Corp. (a)                         267,654
        4,691  St Joe (The) Co. (a)                      98,558
                                                ---------------
                                                        598,256
                                                ---------------
               ROAD & RAIL -- 1.2%
        7,502  Avis Budget Group, Inc. (a)              246,066
        8,693  Hertz Global Holdings, Inc. (a)          137,002
        6,748  Knight-Swift Transportation
                  Holdings, Inc.                        250,216
        1,683  Norfolk Southern Corp.                   350,417
        4,305  Old Dominion Freight Line, Inc.          844,770
        1,808  Union Pacific Corp.                      324,391
                                                ---------------
                                                      2,152,862
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.1%
       17,818  Advanced Micro Devices,
                  Inc. (a)                              837,446


                        See Notes to Financial Statements                Page 79

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
        1,536  Ambarella, Inc. (a)              $        90,839
        1,339  Analog Devices, Inc.                     146,955
        1,511  Broadcom, Inc.                           461,097
        5,764  Brooks Automation, Inc.                  219,493
        2,794  Cabot Microelectronics Corp.             406,555
        4,126  Diodes, Inc. (a)                         213,067
       15,428  Enphase Energy, Inc. (a)                 486,291
        6,438  Entegris, Inc.                           333,231
        8,955  FormFactor, Inc. (a)                     226,651
        3,142  Inphi Corp. (a)                          238,666
        4,586  KLA Corp.                                760,084
        7,153  Lattice Semiconductor Corp. (a)          133,046
        8,743  MACOM Technology Solutions
                  Holdings, Inc. (a)                    248,476
       12,306  Marvell Technology Group Ltd.            295,836
        7,803  Microchip Technology, Inc.               760,636
        1,811  Monolithic Power Systems, Inc.           309,989
        2,778  NVIDIA Corp.                             656,803
        1,385  Power Integrations, Inc.                 135,273
        9,261  QUALCOMM, Inc.                           790,056
        1,525  Semtech Corp. (a)                         73,490
        5,851  SunPower Corp. (a) (b)                    49,850
       11,983  Teradyne, Inc.                           790,758
        3,966  Universal Display Corp.                  698,690
        2,467  Xperi Corp.                               39,694
                                                ---------------
                                                      9,402,972
                                                ---------------
               SOFTWARE -- 11.5%
        8,513  ACI Worldwide, Inc. (a)                  293,273
        1,982  Adobe, Inc. (a)                          695,959
          806  Alteryx, Inc., Class A (a)               112,413
        6,154  Anaplan, Inc. (a)                        354,409
        3,174  ANSYS, Inc. (a)                          870,723
        1,692  Appfolio, Inc., Class A (a)              222,396
        1,195  Appian Corp. (a) (b)                      60,993
          667  Aspen Technology, Inc. (a)                79,360
        3,563  Autodesk, Inc. (a)                       701,377
        3,302  Avalara, Inc. (a)                        281,132
        1,805  Blackline, Inc. (a)                      110,412
        2,555  Bottomline Technologies DE,
                  Inc. (a)                              136,948
        2,719  Box, Inc., Class A (a)                    40,867
        4,713  Cadence Design Systems,
                  Inc. (a)                              339,854
        4,751  Ceridian HCM Holding, Inc. (a)           348,201
       11,772  Cloudera, Inc. (a)                       121,134
        2,205  Coupa Software, Inc. (a)                 355,336
        5,439  DocuSign, Inc. (a)                       427,016
        3,474  Envestnet, Inc. (a)                      273,994
        3,098  Everbridge, Inc. (a)                     280,803
        2,181  Fair Isaac Corp. (a)                     877,591
        9,754  FireEye, Inc. (a)                        155,869
        6,147  Five9, Inc. (a)                          440,924
        1,391  ForeScout Technologies, Inc. (a)          39,657
        7,654  Fortinet, Inc. (a)                       882,965
          508  HubSpot, Inc. (a)                         91,917


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
        2,581  j2 Global, Inc.                  $       247,415
        5,028  LivePerson, Inc. (a)                     206,198
        3,032  Manhattan Associates, Inc. (a)           259,115
        3,027  Microsoft Corp.                          515,286
        5,575  Mimecast Ltd. (a)                        284,492
       18,706  NortonLifeLock, Inc.                     531,624
       18,087  Nuance Communications,
                  Inc. (a)                              342,206
        5,158  Nutanix, Inc., Class A (a)               167,480
        2,827  Palo Alto Networks, Inc. (a)             663,723
        3,086  Paycom Software, Inc. (a)                981,842
        3,337  Paylocity Holding Corp. (a)              473,487
        3,036  Pegasystems, Inc.                        261,734
        1,099  Progress Software Corp.                   49,598
          702  Proofpoint, Inc. (a)                      86,213
        2,691  PROS Holdings, Inc. (a)                  161,460
        2,984  Q2 Holdings, Inc. (a)                    260,175
          967  Qualys, Inc. (a)                          82,911
        5,757  Rapid7, Inc. (a)                         341,851
        4,845  RingCentral, Inc., Class A (a)           996,035
        5,802  SailPoint Technologies Holding,
                  Inc. (a)                              145,572
          978  salesforce.com, Inc. (a)                 178,299
        1,691  ServiceNow, Inc. (a)                     571,947
        7,179  Smartsheet, Inc., Class A (a)            348,038
        5,456  Splunk, Inc. (a)                         847,099
        2,470  SPS Commerce, Inc. (a)                   140,370
       13,308  SS&C Technologies Holdings,
                  Inc.                                  838,537
        7,661  SVMK, Inc. (a)                           135,217
        3,429  Synopsys, Inc. (a)                       505,812
        1,904  Tenable Holdings, Inc. (a)                51,884
        3,145  Trade Desk (The), Inc.,
                  Class A (a)                           846,571
        1,075  Tyler Technologies, Inc. (a)             347,956
        2,606  Upland Software, Inc. (a)                101,738
        2,394  Varonis Systems, Inc. (a)                200,282
        4,369  Verint Systems, Inc. (a)                 253,402
        1,053  Zendesk, Inc. (a)                         90,979
                                                ---------------
                                                     21,112,071
                                                ---------------
               SPECIALTY RETAIL -- 2.6%
        2,824  Aaron's, Inc.                            167,633
          685  AutoZone, Inc. (a)                       724,703
        5,223  Boot Barn Holdings, Inc. (a)             219,209
        3,584  Burlington Stores, Inc. (a)              779,412
        4,379  Carvana Co. (a)                          347,036
        1,892  Five Below, Inc. (a)                     214,212
        7,934  Floor & Decor Holdings, Inc.,
                  Class A (a)                           391,226
        1,497  Home Depot (The), Inc.                   341,466
        1,491  O'Reilly Automotive, Inc. (a)            605,495
        6,452  Rent-A-Center, Inc.                      187,947
        1,090  RH (a)                                   227,537
        4,724  Sleep Number Corp. (a)                   243,711
        1,703  Tractor Supply Co.                       158,294
          629  Ulta Beauty, Inc. (a)                    168,515
                                                ---------------
                                                      4,776,396
                                                ---------------


Page 80                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
        9,289  Dell Technologies, Inc.,
                  Class C (a)                   $       453,024
       17,619  Diebold Nixdorf, Inc. (a)                202,795
       14,136  Pure Storage, Inc., Class A (a)          251,621
                                                ---------------
                                                        907,440
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.4%
        2,414  Columbia Sportswear Co.                  226,723
        5,552  Crocs, Inc. (a)                          210,476
        1,433  Deckers Outdoor Corp. (a)                273,574
                                                ---------------
                                                        710,773
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.9%
        8,082  Columbia Financial, Inc. (a)             135,535
        6,203  Essent Group Ltd.                        307,731
        6,727  Kearny Financial Corp.                    83,079
          532  LendingTree, Inc. (a)                    165,559
        9,261  Meridian Bancorp, Inc.                   166,605
        6,370  Meta Financial Group, Inc.               237,091
        7,009  NMI Holdings, Inc., Class A (a)          223,727
       12,818  Radian Group, Inc.                       313,913
                                                ---------------
                                                      1,633,240
                                                ---------------
               TOBACCO -- 0.3%
        3,841  Philip Morris International,
                  Inc.                                  317,651
       17,368  Vector Group Ltd.                        228,215
                                                ---------------
                                                        545,866
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.6%
       17,692  Fastenal Co.                             617,097
        6,957  H&E Equipment Services, Inc.             188,604
        5,785  Triton International Ltd.                217,227
                                                ---------------
                                                      1,022,928
                                                ---------------
               WATER UTILITIES -- 0.3%
        1,861  American States Water Co.                164,810
        1,295  American Water Works Co., Inc.           176,379
        1,717  Aqua America, Inc. (a)                    89,181
          885  California Water Service Group            46,516
        1,309  SJW Group                                 96,015
                                                ---------------
                                                        572,901
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.1%
        3,290  Shenandoah
                  Telecommunications Co.                132,752
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         183,227,349
               (Cost $158,562,890)              ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.4%
      356,883  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                 $       356,883
      433,189  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.45% (c)                     433,189
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                               790,072
               (Cost $790,072)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.9%
$   1,645,447  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $1,645,660. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest is
                  $1,680,146. (d)                     1,645,447
               (Cost $1,645,447)                ---------------

               TOTAL INVESTMENTS -- 101.3%          185,662,868
               (Cost $160,998,409) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.3)%              (2,347,917)
                                                ---------------
               NET ASSETS -- 100.0%             $   183,314,951
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,917,250 and the total value of the collateral held by the Fund is $2,002,330.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,026,799 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,362,340. The net unrealized appreciation was $24,664,459.


                        See Notes to Financial Statements                Page 81

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2020 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  183,227,349   $          --   $         --
Money Market
   Funds                  790,072              --             --
Repurchase
   Agreements                  --       1,645,447             --
                   ---------------------------------------------
Total Investments  $  184,017,421   $   1,645,447   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     1,917,250
Non-cash Collateral(2)                               (1,917,250)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,645,447
Non-cash Collateral(4)                               (1,645,447)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 82                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.8%
          569  Curtiss-Wright Corp.             $        82,750
          319  Huntington Ingalls Industries,
                  Inc.                                   83,259
        3,301  Spirit AeroSystems Holdings,
                  Inc., Class A                         215,621
                                                ---------------
                                                        381,630
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.5%
        3,018  XPO Logistics, Inc. (a)                  268,361
                                                ---------------
               AIRLINES -- 2.9%
        4,734  Alaska Air Group, Inc.                   305,769
       21,419  JetBlue Airways Corp. (a)                424,739
        6,204  SkyWest, Inc.                            342,275
        9,946  Spirit Airlines, Inc. (a)                408,482
                                                ---------------
                                                      1,481,265
                                                ---------------
               AUTO COMPONENTS -- 2.0%
        9,243  BorgWarner, Inc.                         316,943
       25,777  Goodyear Tire & Rubber
                  (The) Co.                             338,452
        2,923  Lear Corp.                               360,055
                                                ---------------
                                                      1,015,450
                                                ---------------
               AUTOMOBILES -- 0.6%
        4,312  Harley-Davidson, Inc.                    144,021
        2,159  Thor Industries, Inc.                    173,842
                                                ---------------
                                                        317,863
                                                ---------------
               BANKS -- 13.3%
        1,885  Ameris Bancorp                            75,758
       14,554  Associated Banc-Corp.                    290,061
        2,136  Atlantic Union Bankshares
                  Corp.                                  71,962
        2,553  BancorpSouth Bank                         72,939
       13,144  Bank OZK                                 357,254
        6,581  BankUnited, Inc.                         217,173
        2,752  BOK Financial Corp.                      217,133
        6,322  Cathay General Bancorp                   227,971
        6,421  CenterState Bank Corp.                   144,858
        8,787  CIT Group, Inc.                          401,654
        3,943  Columbia Banking System, Inc.            152,594
          821  Cullen/Frost Bankers, Inc.                73,200
        4,939  East West Bancorp, Inc.                  226,404
       25,257  F.N.B. Corp.                             294,749
          301  First Citizens BancShares, Inc.,
                  Class A                               158,573
        5,560  First Hawaiian, Inc.                     161,574
       14,528  First Horizon National Corp.             232,448
        9,201  Fulton Financial Corp.                   151,540
        5,482  Hancock Whitney Corp.                    217,855
       12,237  Home BancShares, Inc.                    233,971
        6,731  Investors Bancorp, Inc.                   81,344
       13,154  Old National Bancorp                     235,588
       10,478  PacWest Bancorp                          367,254
        9,491  People's United Financial, Inc.          146,351
        5,460  Popular, Inc.                            305,542
        1,848  South State Corp.                        139,727


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
        6,136  Synovus Financial Corp.          $       214,883
        1,168  UMB Financial Corp.                       77,625
       18,123  Umpqua Holdings Corp.                    306,279
        4,149  United Bankshares, Inc.                  142,311
       14,007  Valley National Bancorp                  147,494
        3,006  Webster Financial Corp.                  134,849
        1,407  Western Alliance Bancorp                  77,709
        3,393  Wintrust Financial Corp.                 214,709
        4,635  Zions Bancorp N.A.                       210,846
                                                ---------------
                                                      6,782,182
                                                ---------------
               BUILDING PRODUCTS -- 1.0%
        1,683  A.O. Smith Corp.                          71,847
        6,158  Owens Corning                            372,498
        1,000  Simpson Manufacturing Co.,
                  Inc.                                   82,670
                                                ---------------
                                                        527,015
                                                ---------------
               CAPITAL MARKETS -- 2.4%
        3,436  Eaton Vance Corp.                        157,197
        4,291  Evercore, Inc., Class A                  328,777
       17,840  Invesco Ltd.                             308,632
        2,007  Lazard Ltd., Class A                      84,214
        5,289  Stifel Financial Corp.                   342,145
                                                ---------------
                                                      1,220,965
                                                ---------------
               CHEMICALS -- 4.3%
        4,392  Albemarle Corp.                          352,590
        5,239  Ashland Global Holdings, Inc.            387,581
       17,732  Chemours (The) Co.                       245,943
       13,276  Huntsman Corp.                           272,954
          330  NewMarket Corp.                          145,075
       23,244  Olin Corp.                               345,638
        1,214  Sensient Technologies Corp.               72,536
        3,745  Valvoline, Inc.                           78,945
        4,573  Westlake Chemical Corp.                  279,868
                                                ---------------
                                                      2,181,130
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.2%
          638  Cimpress PLC (a) (b)                      76,324
       14,720  KAR Auction Services, Inc.               309,414
        1,190  UniFirst Corp.                           242,677
                                                ---------------
                                                        628,415
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.4%
          575  F5 Networks, Inc. (a)                     70,219
        6,512  Juniper Networks, Inc.                   149,385
                                                ---------------
                                                        219,604
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.6%
        2,788  EMCOR Group, Inc.                        229,090
        3,750  MasTec, Inc. (a)                         216,562
        7,879  Quanta Services, Inc.                    308,463
          535  Valmont Industries, Inc.                  76,002
                                                ---------------
                                                        830,117
                                                ---------------


                        See Notes to Financial Statements                Page 83

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE -- 2.3%
       23,447  Navient Corp.                    $       337,168
       17,157  Santander Consumer USA
                  Holdings, Inc.                        456,719
       36,001  SLM Corp.                                393,131
                                                ---------------
                                                      1,187,018
                                                ---------------
               CONTAINERS & PACKAGING -- 2.7%
        5,066  Berry Global Group, Inc. (a)             215,406
       14,448  Graphic Packaging Holding Co.            225,822
        2,865  Packaging Corp. of America               274,324
        5,160  Silgan Holdings, Inc.                    159,238
        2,598  Sonoco Products Co.                      148,450
        9,345  WestRock Co.                             364,455
                                                ---------------
                                                      1,387,695
                                                ---------------
               DISTRIBUTORS -- 0.2%
        2,246  LKQ Corp. (a)                             73,411
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.3%
          627  Graham Holdings Co., Class B             344,361
       13,662  H&R Block, Inc.                          316,958
                                                ---------------
                                                        661,319
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.8%
       11,258  Jefferies Financial Group, Inc.          243,623
        2,629  Voya Financial, Inc.                     157,030
                                                ---------------
                                                        400,653
                                                ---------------
               ELECTRIC UTILITIES -- 1.3%
        2,963  ALLETE, Inc.                             247,351
        1,711  Hawaiian Electric Industries,
                  Inc.                                   83,685
          751  IDACORP, Inc.                             84,255
        4,312  Portland General Electric Co.            265,188
                                                ---------------
                                                        680,479
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.6%
        1,744  Acuity Brands, Inc.                      205,565
        3,215  EnerSys                                  231,351
        4,684  Regal Beloit Corp.                       367,507
                                                ---------------
                                                        804,423
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.0%
        7,558  Avnet, Inc.                              275,792
        1,165  Dolby Laboratories, Inc.,
                  Class A                                80,781
        1,541  FLIR Systems, Inc.                        79,423
          554  IPG Photonics Corp. (a)                   70,729
        3,881  Jabil, Inc.                              150,932
        2,490  SYNNEX Corp.                             343,022
                                                ---------------
                                                      1,000,679
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.3%
        3,530  Helmerich & Payne, Inc.                  143,141
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENTERTAINMENT -- 0.4%
        7,107  Cinemark Holdings, Inc.          $       223,942
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.0%
       24,675  Apple Hospitality REIT, Inc.             370,619
        7,423  Brixmor Property Group, Inc.             148,163
       12,213  Equity Commonwealth                      400,464
        1,639  Highwoods Properties, Inc.                82,130
        8,936  Macerich (The) Co. (b)                   199,362
       11,522  Paramount Group, Inc.                    161,999
        9,299  Park Hotels & Resorts, Inc.              204,020
        2,991  Pebblebrook Hotel Trust                   70,947
       18,103  RLJ Lodging Trust                        281,683
       13,185  Service Properties Trust                 284,532
          873  SL Green Realty Corp.                     80,351
       23,044  Sunstone Hotel Investors, Inc.           292,198
                                                ---------------
                                                      2,576,468
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.6%
        7,053  BJ's Wholesale Club Holdings,
                  Inc. (a)                              144,727
        3,828  US Foods Holding Corp. (a)               153,771
                                                ---------------
                                                        298,498
                                                ---------------
               FOOD PRODUCTS -- 1.0%
        5,712  Darling Ingredients, Inc. (a)            154,967
        3,689  Flowers Foods, Inc.                       79,424
        2,589  Ingredion, Inc.                          227,832
        2,451  Pilgrim's Pride Corp. (a)                 63,848
                                                ---------------
                                                        526,071
                                                ---------------
               GAS UTILITIES -- 0.9%
        6,892  National Fuel Gas Co.                    297,666
        1,926  Spire, Inc.                              162,400
                                                ---------------
                                                        460,066
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 0.6%
        1,157  Encompass Health Corp.                    89,124
        1,773  Molina Healthcare, Inc. (a)              218,026
                                                ---------------
                                                        307,150
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.0%
        1,847  Aramark                                   81,527
        8,035  Boyd Gaming Corp.                        239,845
        1,565  Cracker Barrel Old Country
                  Store, Inc.                           239,335
        2,682  Hyatt Hotels Corp., Class A              226,736
        1,425  Texas Roadhouse, Inc.                     89,063
        3,104  Wyndham Destinations, Inc.               150,637
                                                ---------------
                                                      1,027,143
                                                ---------------
               HOUSEHOLD DURABLES -- 3.1%
        1,577  Leggett & Platt, Inc.                     75,049
        2,940  Mohawk Industries, Inc. (a)              387,139
        8,266  PulteGroup, Inc.                         369,077
       10,149  Toll Brothers, Inc.                      450,210
        2,175  Whirlpool Corp.                          317,920
                                                ---------------
                                                      1,599,395
                                                ---------------


Page 84                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 8.1%
          732  American Financial Group, Inc.   $        79,634
        2,725  American National Insurance
                  Co.                                   300,186
        6,544  Assured Guaranty Ltd.                    299,977
        8,526  Athene Holding Ltd., Class A (a)         371,393
       10,220  Brighthouse Financial, Inc. (a)          397,558
        1,938  Enstar Group Ltd. (a)                    378,472
        5,501  First American Financial Corp.           340,952
          586  Hanover Insurance Group (The),
                  Inc.                                   81,208
        6,583  Mercury General Corp.                    323,160
       18,143  National General Holdings Corp.          394,973
       14,339  Old Republic International Corp.         323,344
        2,460  Selective Insurance Group, Inc.          162,975
       13,751  Unum Group                               367,014
          287  White Mountains Insurance
                  Group Ltd.                            320,642
                                                ---------------
                                                      4,141,488
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.2%
        2,640  TripAdvisor, Inc.                         72,125
                                                ---------------
               INTERNET & DIRECT MARKETING
                 RETAIL -- 0.3%
       19,026  Qurate Retail, Inc.,
                  Series A (a)                          162,292
                                                ---------------
               IT SERVICES -- 1.5%
          320  CACI International, Inc.,
                  Class A (a)                            85,581
        8,341  LiveRamp Holdings, Inc. (a)              335,642
        2,156  MAXIMUS, Inc.                            154,693
        6,066  Perspecta, Inc.                          170,272
                                                ---------------
                                                        746,188
                                                ---------------
               LEISURE PRODUCTS -- 0.3%
        1,576  Polaris, Inc.                            144,740
                                                ---------------
               MACHINERY -- 3.1%
        3,114  AGCO Corp.                               218,416
        2,785  Crane Co.                                238,006
        1,085  ITT, Inc.                                 72,782
          828  Lincoln Electric Holdings, Inc.           73,841
        3,389  Oshkosh Corp.                            291,590
        4,917  Rexnord Corp. (a)                        160,540
        1,421  Snap-on, Inc.                            226,834
        5,696  Timken (The) Co.                         299,211
                                                ---------------
                                                      1,581,220
                                                ---------------
               MARINE -- 0.1%
          895  Kirby Corp. (a)                           65,595
                                                ---------------
               MEDIA -- 1.6%
        9,044  DISH Network Corp.,
                  Class A (a)                           332,457
        6,944  Interpublic Group of Cos. (The),
                  Inc.                                  157,629
       19,218  TEGNA, Inc.                              324,784
                                                ---------------
                                                        814,870
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               METALS & MINING -- 1.4%
        3,347  Reliance Steel & Aluminum Co.    $       384,235
       11,778  Steel Dynamics, Inc.                     351,927
                                                ---------------
                                                        736,162
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.4%
       13,154  Apollo Commercial Real Estate
                  Finance, Inc.                         240,455
        3,900  Chimera Investment Corp.                  82,680
       41,930  MFA Financial, Inc.                      327,054
        4,978  New Residential Investment
                  Corp.                                  83,332
                                                ---------------
                                                        733,521
                                                ---------------
               MULTILINE RETAIL -- 1.8%
        7,870  Kohl's Corp.                             336,442
       23,586  Macy's, Inc.                             376,197
        5,878  Nordstrom, Inc.                          216,663
                                                ---------------
                                                        929,302
                                                ---------------
               MULTI-UTILITIES -- 1.6%
        6,671  Avista Corp.                             339,221
        8,097  MDU Resources Group, Inc.                239,752
        3,357  NorthWestern Corp.                       258,388
                                                ---------------
                                                        837,361
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.9%
        9,402  Apache Corp.                             257,991
      485,658  Chesapeake Energy Corp. (a)              248,560
        7,638  Cimarex Energy Co.                       335,232
       11,957  Delek US Holdings, Inc.                  328,339
       36,786  EQT Corp.                                222,555
        7,906  HollyFrontier Corp.                      355,137
       14,961  Murphy Oil Corp.                         313,583
        2,557  PBF Energy, Inc., Class A                 69,806
       29,181  WPX Energy, Inc. (a)                     348,713
                                                ---------------
                                                      2,479,916
                                                ---------------
               PHARMACEUTICALS -- 1.1%
        2,148  Jazz Pharmaceuticals PLC (a)             307,916
        4,657  Perrigo Co. PLC                          265,635
                                                ---------------
                                                        573,551
                                                ---------------
               PROFESSIONAL SERVICES -- 1.0%
        2,261  ASGN, Inc. (a)                           153,047
        2,477  ManpowerGroup, Inc.                      226,621
        2,539  Robert Half International, Inc.          147,693
                                                ---------------
                                                        527,361
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
          921  Jones Lang LaSalle, Inc.                 156,404
                                                ---------------
               ROAD & RAIL -- 1.3%
          854  AMERCO                                   317,065
          717  Landstar System, Inc.                     79,408
        5,906  Ryder System, Inc.                       281,834
                                                ---------------
                                                        678,307
                                                ---------------


                        See Notes to Financial Statements                Page 85

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.3%
        6,579  ON Semiconductor Corp. (a)       $       152,304
                                                ---------------
               SPECIALTY RETAIL -- 5.0%
       27,277  American Eagle Outfitters, Inc.          392,789
        6,596  AutoNation, Inc. (a)                     279,934
       10,283  Foot Locker, Inc.                        390,446
       22,679  Gap (The), Inc.                          394,841
        8,851  L Brands, Inc.                           204,989
        1,636  Lithia Motors, Inc., Class A             221,907
        1,370  Murphy USA, Inc. (a)                     139,973
        6,387  Penske Automotive Group, Inc.            299,997
        3,276  Williams-Sonoma, Inc.                    229,582
                                                ---------------
                                                      2,554,458
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.8%
       10,876  Xerox Holdings Corp.                     386,859
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.1%
          734  Carter's, Inc.                            77,855
       21,601  Hanesbrands, Inc.                        297,230
        3,813  PVH Corp.                                332,379
        1,367  Ralph Lauren Corp.                       155,155
        3,713  Skechers U.S.A., Inc.,
                  Class A (a)                           138,829
        1,865  Steven Madden Ltd.                        71,914
                                                ---------------
                                                      1,073,362
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.4%
       28,297  MGIC Investment Corp.                    390,216
       13,343  New York Community Bancorp,
                  Inc.                                  147,573
        4,376  Washington Federal, Inc.                 148,784
                                                ---------------
                                                        686,573
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.0%
        8,438  Air Lease Corp.                          362,328
        3,872  GATX Corp.                               294,775
        3,988  HD Supply Holdings, Inc. (a)             162,471
        3,280  MSC Industrial Direct Co., Inc.,
                  Class A                               223,270
                                                ---------------
                                                      1,042,844
                                                ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.5%
        5,616  Macquarie Infrastructure Corp.           247,722
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.7%
       15,766  Telephone & Data Systems, Inc.           357,573
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                           51,093,646
               (Cost $52,013,034)               ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
       46,506  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                 $        46,506
               (Cost $46,506)                   ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$     214,423  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $214,450. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest
                  is $218,944. (d)                      214,423
               (Cost $214,423)                  ---------------

               TOTAL INVESTMENTS -- 100.4%           51,354,575
               (Cost $52,273,963) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%                (214,665)
                                                ---------------
               NET ASSETS -- 100.0%             $    51,139,910
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $247,586 and the total value of the collateral held by the Fund is $260,929.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,395,554 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,314,942. The net unrealized depreciation was $919,388.


Page 86                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2020 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $   51,093,646   $          --   $         --
Money Market
   Funds                   46,506              --             --
Repurchase
   Agreements                  --         214,423             --
                   ---------------------------------------------
Total Investments  $   51,140,152   $     214,423   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       247,586
Non-cash Collateral(2)                                 (247,586)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       214,423
Non-cash Collateral(4)                                 (214,423)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 87

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.2%
       10,319  Aerojet Rocketdyne Holdings,
                  Inc. (a)                      $       537,310
       32,148  Axon Enterprise, Inc. (a)              2,469,288
        6,427  Hexcel Corp.                             477,012
        6,818  Mercury Systems, Inc. (a)                523,282
                                                ---------------
                                                      4,006,892
                                                ---------------
               AUTO COMPONENTS -- 0.9%
       13,545  Fox Factory Holding Corp. (a)            891,532
       65,033  Gentex Corp.                           1,936,032
                                                ---------------
                                                      2,827,564
                                                ---------------
               BANKS -- 3.2%
       19,805  Bank of Hawaii Corp.                   1,774,528
       13,283  Community Bank System, Inc.              880,264
       43,666  CVB Financial Corp.                      906,943
       26,847  First Financial Bankshares, Inc.         899,912
       20,490  Glacier Bancorp, Inc.                    868,161
       29,448  Pinnacle Financial Partners,
                  Inc.                                1,739,199
       13,796  Signature Bank                         1,957,514
       67,053  Sterling Bancorp                       1,341,060
                                                ---------------
                                                     10,367,581
                                                ---------------
               BEVERAGES -- 0.4%
        3,741  Boston Beer (The) Co., Inc.,
                  Class A (a)                         1,333,218
                                                ---------------
               BIOTECHNOLOGY -- 5.7%
       55,068  ACADIA Pharmaceuticals,
                  Inc. (a)                            2,199,416
       19,735  Agios Pharmaceuticals, Inc. (a)          961,687
       20,455  Alnylam Pharmaceuticals,
                  Inc. (a)                            2,348,030
       48,374  Amicus Therapeutics, Inc. (a)            427,626
       20,747  Arena Pharmaceuticals, Inc. (a)          947,930
       37,140  Arrowhead Pharmaceuticals,
                  Inc. (a)                            1,556,537
       38,680  CRISPR Therapeutics AG (a)             2,009,426
       21,971  FibroGen, Inc. (a)                       919,486
       66,800  Immunomedics, Inc. (a)                 1,240,476
        7,799  Ionis Pharmaceuticals, Inc. (a)          454,838
       10,969  Mirati Therapeutics, Inc. (a)            952,438
       48,176  Moderna, Inc. (a)                        988,090
       21,917  Neurocrine Biosciences, Inc. (a)       2,193,453
       19,620  PTC Therapeutics, Inc. (a)             1,010,430
                                                ---------------
                                                     18,209,863
                                                ---------------
               BUILDING PRODUCTS -- 0.8%
       10,028  Armstrong World Industries, Inc.       1,006,109
       15,726  Trex Co., Inc. (a)                     1,544,922
                                                ---------------
                                                      2,551,031
                                                ---------------
               CAPITAL MARKETS -- 2.5%
       66,008  Ares Management Corp.,
                  Class A                             2,380,248
       28,914  Federated Investors, Inc.,
                  Class B                             1,047,554
       25,537  LPL Financial Holdings, Inc.           2,352,724
        6,228  Morningstar, Inc.                        977,111


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       21,587  SEI Investments Co.              $     1,408,768
                                                ---------------
                                                      8,166,405
                                                ---------------
               CHEMICALS -- 1.4%
       30,998  Axalta Coating Systems Ltd. (a)          893,053
        4,636  Balchem Corp.                            500,781
        5,392  Ingevity Corp. (a)                       351,666
       17,750  Scotts Miracle-Gro (The) Co.           2,178,635
        6,745  WR Grace & Co.                           454,343
                                                ---------------
                                                      4,378,478
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 3.2%
       12,494  ABM Industries, Inc.                     476,521
      297,076  ADT, Inc. (b)                          1,841,871
       20,784  Brink's (The) Co.                      1,749,805
       27,473  Clean Harbors, Inc. (a)                2,258,830
       14,915  MSA Safety, Inc.                       2,022,474
       21,873  Tetra Tech, Inc.                       1,872,329
                                                ---------------
                                                     10,221,830
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.0%
       33,111  Ciena Corp. (a)                        1,346,624
       29,708  Lumentum Holdings, Inc. (a)            2,250,975
       12,466  Ubiquiti, Inc.                         2,037,194
       12,874  ViaSat, Inc. (a)                         819,430
                                                ---------------
                                                      6,454,223
                                                ---------------
               CONSUMER FINANCE -- 0.7%
       55,891  OneMain Holdings, Inc.                 2,368,102
                                                ---------------
               CONTAINERS & PACKAGING -- 0.9%
        4,075  AptarGroup, Inc.                         470,703
       32,476  Crown Holdings, Inc. (a)               2,404,199
                                                ---------------
                                                      2,874,902
                                                ---------------
               DISTRIBUTORS -- 0.6%
        8,874  Pool Corp.                             1,946,068
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.2%
        3,135  Bright Horizons Family
                  Solutions, Inc. (a)                   513,294
       37,285  Chegg, Inc. (a)                        1,537,261
       11,860  Strategic Education, Inc.              1,924,759
                                                ---------------
                                                      3,975,314
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.7%
       28,638  Cogent Communications
                  Holdings, Inc.                      2,031,294
       33,251  GCI Liberty, Inc., Class A (a)         2,433,308
       38,244  Iridium Communications,
                  Inc. (a)                              977,134
                                                ---------------
                                                      5,441,736
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.7%
       23,420  Generac Holdings, Inc. (a)             2,426,078
       81,095  GrafTech International Ltd.              870,149
       15,937  Hubbell, Inc.                          2,282,657
                                                ---------------
                                                      5,578,884
                                                ---------------


Page 88                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.3%
       16,815  Cognex Corp.                     $       857,061
                                                ---------------
               ENTERTAINMENT -- 1.4%
        3,203  Madison Square Garden (The)
                  Co., Class A (a)                      948,697
       17,594  Roku, Inc. (a)                         2,127,994
      230,962  Zynga, Inc., Class A (a)               1,390,391
                                                ---------------
                                                      4,467,082
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                 TRUSTS -- 4.8%
       17,977  American Homes 4 Rent,
                  Class A                               491,311
       13,439  Americold Realty Trust                   463,242
       16,037  Corporate Office Properties
                  Trust                                 477,422
        7,201  CyrusOne, Inc.                           438,181
       10,733  Douglas Emmett, Inc.                     445,420
        7,103  EastGroup Properties, Inc.               966,505
       22,701  First Industrial Realty Trust,
                  Inc.                                  969,333
       32,834  Gaming and Leisure Properties,
                  Inc.                                1,551,571
       11,231  Kilroy Realty Corp.                      927,344
       22,751  Kimco Realty Corp.                       433,407
       15,836  Lamar Advertising Co., Class A         1,469,739
        4,351  Life Storage, Inc.                       492,446
       22,319  Medical Properties Trust, Inc.           494,366
       52,703  Outfront Media, Inc.                   1,567,387
       20,633  Rexford Industrial Realty, Inc.          994,304
       16,311  Ryman Hospitality Properties,
                  Inc.                                1,386,924
        9,580  Spirit Realty Capital, Inc.              505,632
       12,652  STORE Capital Corp.                      496,591
        8,703  Terreno Realty Corp.                     498,334
       15,082  Weingarten Realty Investors              438,886
                                                ---------------
                                                     15,508,345
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.1%
        2,963  Casey's General Stores, Inc.             476,628
                                                ---------------
               FOOD PRODUCTS -- 0.7%
        5,114  J&J Snack Foods Corp.                    848,105
        5,886  Lancaster Colony Corp.                   910,270
        4,319  Post Holdings, Inc. (a)                  451,638
                                                ---------------
                                                      2,210,013
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 4.5%
       32,008  Globus Medical, Inc.,
                  Class A (a)                         1,673,378
       12,450  Hill-Rom Holdings, Inc.                1,325,801
       11,008  Insulet Corp. (a)                      2,135,992
        8,084  Integra LifeSciences Holdings
                  Corp. (a)                             444,943
        5,962  Masimo Corp. (a)                       1,017,117
       27,956  Novocure Ltd. (a)                      2,277,296
       30,460  NuVasive, Inc. (a)                     2,349,075
        8,605  Penumbra, Inc. (a)                     1,509,833


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES (CONTINUED)
       23,712  Tandem Diabetes Care, Inc. (a)   $     1,803,061
                                                ---------------
                                                     14,536,496
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.6%
       14,113  Amedisys, Inc. (a)                     2,490,803
        4,291  Chemed Corp.                           2,004,068
       20,770  Ensign Group (The), Inc.                 938,804
       24,119  Guardant Health, Inc. (a)              1,834,009
       25,444  HealthEquity, Inc. (a)                 1,680,831
       17,101  LHC Group, Inc. (a)                    2,492,471
                                                ---------------
                                                     11,440,986
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 1.2%
       11,531  Omnicell, Inc. (a)                       937,239
       28,139  Teladoc Health, Inc. (a)               2,862,018
                                                ---------------
                                                      3,799,257
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.7%
       18,221  Choice Hotels International,
                  Inc.                                1,825,744
       17,171  Churchill Downs, Inc.                  2,479,149
       39,501  Eldorado Resorts, Inc. (a) (b)         2,361,370
       54,802  Hilton Grand Vacations, Inc. (a)       1,748,732
       25,236  Planet Fitness, Inc.,
                  Class A (a)                         2,038,816
       84,856  Wendy's (The) Co.                      1,838,830
        5,464  Wingstop, Inc.                           506,895
       37,507  Wyndham Hotels & Resorts, Inc.         2,144,275
                                                ---------------
                                                     14,943,811
                                                ---------------
               HOUSEHOLD DURABLES -- 2.2%
       10,482  Helen of Troy Ltd. (a)                 1,981,622
       27,059  Tempur Sealy International,
                  Inc. (a)                            2,479,146
       22,854  TopBuild Corp. (a)                     2,617,011
                                                ---------------
                                                      7,077,779
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 1.3%
       23,706  NRG Energy, Inc.                         874,514
       18,968  Ormat Technologies, Inc.               1,503,404
       91,845  TerraForm Power, Inc., Class A         1,661,476
                                                ---------------
                                                      4,039,394
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.7%
       14,556  Carlisle Cos., Inc.                    2,274,084
                                                ---------------
               INSURANCE -- 1.5%
       18,239  Kemper Corp.                           1,357,346
       10,826  Primerica, Inc.                        1,283,531
        9,615  RenaissanceRe Holdings Ltd.            1,821,466
        5,234  RLI Corp.                                486,814
                                                ---------------
                                                      4,949,157
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.0%
       26,786  Cargurus, Inc. (a)                       954,921
       28,691  Match Group, Inc. (a) (b)              2,244,210
                                                ---------------
                                                      3,199,131
                                                ---------------


                        See Notes to Financial Statements                Page 89

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.2%
        5,214  Wayfair, Inc., Class A (a)       $       488,552
                                                ---------------
               IT SERVICES -- 3.3%
       14,614  Black Knight, Inc. (a)                   977,969
        5,981  Euronet Worldwide, Inc. (a)              942,845
       55,865  Genpact Ltd.                           2,473,144
       10,740  MongoDB, Inc. (a)                      1,760,393
       20,997  Sabre Corp.                              452,275
       87,968  Western Union (The) Co.                2,366,339
        6,748  WEX, Inc. (a)                          1,463,776
                                                ---------------
                                                     10,436,741
                                                ---------------
               LEISURE PRODUCTS -- 0.8%
       67,735  YETI Holdings, Inc. (a) (b)            2,462,845
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 3.9%
        5,093  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         1,838,166
        4,293  Bio-Techne Corp.                         901,401
       36,976  Bruker Corp.                           1,829,203
       12,337  Charles River Laboratories
                  International, Inc. (a)             1,907,053
       28,025  Medpace Holdings, Inc. (a)             2,397,539
       16,955  PRA Health Sciences, Inc. (a)          1,717,711
       20,375  Repligen Corp. (a)                     2,045,446
                                                ---------------
                                                     12,636,519
                                                ---------------
               MACHINERY -- 4.4%
       19,502  Allison Transmission Holdings,
                  Inc.                                  861,988
       24,530  Donaldson Co., Inc.                    1,271,881
       18,934  Flowserve Corp.                          883,839
       51,381  Gardner Denver Holdings,
                  Inc. (a)                            1,814,263
       18,122  Graco, Inc.                              963,184
       12,546  John Bean Technologies Corp.           1,417,573
       16,281  Navistar International Corp. (a)         596,210
        8,680  Nordson Corp.                          1,465,705
       29,570  Toro (The) Co.                         2,366,191
       19,890  Woodward, Inc.                         2,313,406
                                                ---------------
                                                     13,954,240
                                                ---------------
               MEDIA -- 2.5%
        1,266  Cable One, Inc.                        2,157,302
       96,847  Liberty Latin America Ltd.,
                  Class C (a)                         1,631,872
       43,938  New York Times (The) Co.,
                  Class A                             1,406,455
       16,074  Nexstar Media Group, Inc.,
                  Class A                             1,947,365
       28,264  Sinclair Broadcast Group, Inc.,
                  Class A                               845,659
                                                ---------------
                                                      7,988,653
                                                ---------------
               METALS & MINING -- 0.3%
       56,091  Cleveland-Cliffs, Inc. (b)               393,759
        3,854  Royal Gold, Inc.                         444,443
                                                ---------------
                                                        838,202
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.1%
       12,659  Blackstone Mortgage Trust, Inc.,
                  Class A                       $       483,574
       37,905  Starwood Property Trust, Inc.            972,642
      128,908  Two Harbors Investment Corp.           1,967,136
                                                ---------------
                                                      3,423,352
                                                ---------------
               MULTILINE RETAIL -- 0.1%
        7,214  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              382,631
                                                ---------------
               MULTI-UTILITIES -- 0.2%
        5,999  Black Hills Corp.                        498,097
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.4%
       74,748  Parsley Energy, Inc., Class A          1,243,807
                                                ---------------
               PERSONAL PRODUCTS -- 0.4%
      125,643  Coty, Inc., Class A                    1,289,097
                                                ---------------
               PHARMACEUTICALS -- 1.3%
       33,475  Catalent, Inc. (a)                     2,045,323
       65,078  Horizon Therapeutics PLC (a)           2,244,540
                                                ---------------
                                                      4,289,863
                                                ---------------
               PROFESSIONAL SERVICES -- 1.3%
       13,655  Exponent, Inc.                           993,674
       21,289  FTI Consulting, Inc. (a)               2,555,957
        8,323  TriNet Group, Inc. (a)                   474,911
                                                ---------------
                                                      4,024,542
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       11,147  Howard Hughes (The) Corp. (a)          1,356,367
                                                ---------------
               ROAD & RAIL -- 0.9%
       43,843  Avis Budget Group, Inc. (a)            1,438,051
       39,439  Knight-Swift Transportation
                  Holdings, Inc.                      1,462,398
                                                ---------------
                                                      2,900,449
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.3%
       33,687  Brooks Automation, Inc.                1,282,801
       16,323  Cabot Microelectronics Corp.           2,375,160
       90,157  Enphase Energy, Inc. (a)               2,841,748
       37,625  Entegris, Inc.                         1,947,470
       10,587  Monolithic Power Systems, Inc.         1,812,177
        8,907  Semtech Corp. (a)                        429,228
                                                ---------------
                                                     10,688,584
                                                ---------------
               SOFTWARE -- 13.7%
       49,747  ACI Worldwide, Inc. (a)                1,713,784
        4,708  Alteryx, Inc., Class A (a)               656,625
       35,966  Anaplan, Inc. (a)                      2,071,282
        3,896  Aspen Technology, Inc. (a)               463,546
       19,297  Avalara, Inc. (a)                      1,642,947
       27,764  Ceridian HCM Holding, Inc. (a)         2,034,823
       12,886  Coupa Software, Inc. (a)               2,076,579
       31,788  DocuSign, Inc. (a)                     2,495,676
       20,300  Envestnet, Inc. (a)                    1,601,061
       18,103  Everbridge, Inc. (a)                   1,640,856


Page 90                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       57,007  FireEye, Inc. (a)                $       910,972
       35,923  Five9, Inc. (a)                        2,576,757
        2,973  HubSpot, Inc. (a)                        537,935
       15,084  j2 Global, Inc.                        1,445,952
       17,724  Manhattan Associates, Inc. (a)         1,514,693
       32,584  Mimecast Ltd. (a)                      1,662,761
      105,701  Nuance Communications,
                  Inc. (a)                            1,999,863
       30,145  Nutanix, Inc., Class A (a)               978,808
       19,498  Paylocity Holding Corp. (a)            2,766,571
       17,746  Pegasystems, Inc.                      1,529,883
        4,105  Proofpoint, Inc. (a)                     504,135
       15,726  PROS Holdings, Inc. (a)                  943,560
       17,433  Q2 Holdings, Inc. (a)                  1,519,983
        5,650  Qualys, Inc. (a)                         484,431
       33,642  Rapid7, Inc. (a)                       1,997,662
       41,955  Smartsheet, Inc., Class A (a)          2,033,978
        6,282  Tyler Technologies, Inc. (a)           2,033,358
       25,533  Verint Systems, Inc. (a)               1,480,914
        6,149  Zendesk, Inc. (a)                        531,274
                                                ---------------
                                                     43,850,669
                                                ---------------
               SPECIALTY RETAIL -- 2.0%
       16,500  Aaron's, Inc.                            979,440
       25,593  Carvana Co. (a)                        2,028,245
       11,055  Five Below, Inc. (a)                   1,251,647
       46,365  Floor & Decor Holdings, Inc.,
                  Class A (a)                         2,286,258
                                                ---------------
                                                      6,545,590
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
       82,612  Pure Storage, Inc., Class A (a)        1,470,494
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.9%
       14,108  Columbia Sportswear Co.                1,325,023
        8,371  Deckers Outdoor Corp. (a)              1,598,108
                                                ---------------
                                                      2,923,131
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.4%
       36,250  Essent Group Ltd.                      1,798,363
        3,106  LendingTree, Inc. (a)                    966,587
       74,907  Radian Group, Inc.                     1,834,472
                                                ---------------
                                                      4,599,422
                                                ---------------
               WATER UTILITIES -- 0.5%
       10,876  American States Water Co.                963,178
       10,037  Aqua America, Inc. (a)                   521,322
                                                ---------------
                                                      1,484,500
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          320,257,662
               (Cost $281,828,668)              ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.5%
    1,553,527  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                 $     1,553,527
               (Cost $1,553,527)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.2%
$   7,162,695  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $7,163,626. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest
                  is $7,313,744. (d)                  7,162,695
               (Cost $7,162,695)                ---------------

               TOTAL INVESTMENTS -- 102.6%          328,973,884
               (Cost $290,544,890) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.6)%              (8,385,535)
                                                ---------------
               NET ASSETS -- 100.0%             $   320,588,349
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $8,302,896 and the total value of the collateral held by the Fund is $8,716,222.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $42,452,917 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,023,923. The net unrealized appreciation was $38,428,994.


                        See Notes to Financial Statements                Page 91

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2020 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  320,257,662   $          --   $         --
Money Market
   Funds                1,553,527              --             --
Repurchase
   Agreements                  --       7,162,695             --
                   ---------------------------------------------
Total Investments  $  321,811,189   $   7,162,695   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     8,302,896
Non-cash Collateral(2)                               (8,302,896)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     7,162,695
Non-cash Collateral(4)                               (7,162,695)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 92                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.8%
       16,183  Astronics Corp. (a)              $       407,811
        1,396  Cubic Corp.                               91,145
                                                ---------------
                                                        498,956
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.1%
       16,406  Atlas Air Worldwide Holdings,
                  Inc. (a)                              366,674
        7,056  Hub Group, Inc., Class A (a)             373,051
                                                ---------------
                                                        739,725
                                                ---------------
               AIRLINES -- 1.1%
        1,530  Allegiant Travel Co.                     257,101
       15,443  Hawaiian Holdings, Inc.                  430,551
                                                ---------------
                                                        687,652
                                                ---------------
               AUTO COMPONENTS -- 3.0%
       24,747  American Axle & Manufacturing
                  Holdings, Inc. (a)                    228,662
       12,586  Cooper Tire & Rubber Co.                 333,403
       13,641  Cooper-Standard Holdings,
                  Inc. (a)                              361,759
       24,853  Dana, Inc.                               382,985
        1,689  LCI Industries                           182,361
        1,668  Standard Motor Products, Inc.             81,032
       12,342  Stoneridge, Inc. (a)                     343,848
                                                ---------------
                                                      1,914,050
                                                ---------------
               AUTOMOBILES -- 0.4%
        5,026  Winnebago Industries, Inc.               275,224
                                                ---------------
               BANKS -- 8.2%
        3,487  1st Source Corp.                         164,552
        3,197  Banner Corp.                             164,805
        5,503  Berkshire Hills Bancorp, Inc.            154,909
       22,134  Boston Private Financial
                  Holdings, Inc.                        252,328
        5,393  Brookline Bancorp, Inc.                   81,974
       14,687  Cadence BanCorp                          229,558
        5,476  Eagle Bancorp, Inc.                      239,301
        1,841  Enterprise Financial Services
                  Corp.                                  80,102
        6,579  First Busey Corp.                        167,764
       12,469  First Commonwealth Financial
                  Corp.                                 168,581
       10,467  First Financial Bancorp                  251,627
        2,117  First Interstate BancSystem,
                  Inc., Class A                          81,504
        4,351  First Merchants Corp.                    172,952
       11,547  First Midwest Bancorp, Inc.              230,247
        7,665  Great Western Bancorp, Inc.              226,501
        5,354  Heartland Financial USA, Inc.            261,864
        6,394  Heritage Financial Corp.                 164,837
       10,681  Hilltop Holdings, Inc.                   241,818
       24,351  Hope Bancorp, Inc.                       338,601
        6,182  International Bancshares Corp.           243,571
        2,188  NBT Bancorp, Inc.                         82,685
          867  Park National Corp.                       82,339
        7,517  Renasant Corp.                           240,018


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
        2,203  S&T Bancorp, Inc.                $        82,811
        9,940  Simmons First National Corp.,
                  Class A                               238,361
        6,504  TowneBank                                172,681
        4,434  TriCo Bancshares                         161,398
        5,243  Trustmark Corp.                          167,671
        4,787  WesBanco, Inc.                           158,545
                                                ---------------
                                                      5,303,905
                                                ---------------
               BEVERAGES -- 0.1%
        1,740  National Beverage Corp. (a) (b)           74,663
                                                ---------------
               BUILDING PRODUCTS -- 3.4%
        2,548  American Woodmark Corp. (a)              279,388
        8,193  Apogee Enterprises, Inc.                 260,701
       10,479  Builders FirstSource, Inc. (a)           259,827
        1,760  Gibraltar Industries, Inc. (a)            95,955
        6,902  Patrick Industries, Inc.                 358,076
       24,270  PGT Innovations, Inc. (a)                376,185
       30,332  Resideo Technologies, Inc. (a)           308,780
        5,582  Universal Forest Products, Inc.          267,378
                                                ---------------
                                                      2,206,290
                                                ---------------
               CAPITAL MARKETS -- 1.1%
        2,746  Artisan Partners Asset
                  Management, Inc., Class A              91,717
        2,781  Moelis & Co., Class A                    100,116
        1,110  Piper Sandler Cos.                        91,497
       27,053  Waddell & Reed Financial, Inc.,
                  Class A                               432,307
                                                ---------------
                                                        715,637
                                                ---------------
               CHEMICALS -- 2.9%
        5,603  Cabot Corp.                              223,280
          749  Chase Corp.                               68,886
        7,599  Element Solutions, Inc. (a)               88,908
        3,509  H.B. Fuller Co.                          162,151
       17,865  Kraton Corp. (a)                         293,879
       19,871  Kronos Worldwide, Inc.                   215,402
        6,279  Minerals Technologies, Inc.              339,882
        2,412  PolyOne Corp.                             80,030
        1,766  Stepan Co.                               174,216
        7,156  Trinseo S.A.                             205,520
                                                ---------------
                                                      1,852,154
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.4%
       48,326  ACCO Brands Corp.                        417,537
       15,784  BrightView Holdings, Inc. (a)            249,387
        3,650  Healthcare Services Group, Inc.           93,440
        7,108  HNI Corp.                                255,675
        7,163  Knoll, Inc.                              177,356
        2,341  Mobile Mini, Inc.                         97,713
       13,015  Steelcase, Inc., Class A                 242,209
                                                ---------------
                                                      1,533,317
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.7%
        6,148  EchoStar Corp., Class A (a)              245,336
        3,621  NETGEAR, Inc. (a)                         93,132


                        See Notes to Financial Statements                Page 93

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  (CONTINUED)
        3,688  NetScout Systems, Inc. (a)       $        94,818
                                                ---------------
                                                        433,286
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 2.0%
       10,153  Arcosa, Inc.                             444,194
        3,629  Comfort Systems USA, Inc.                168,386
        7,674  Dycom Industries, Inc. (a)               310,183
       16,271  Primoris Services Corp.                  347,060
                                                ---------------
                                                      1,269,823
                                                ---------------
               CONSUMER FINANCE -- 2.4%
       12,792  Encore Capital Group, Inc. (a)           434,289
       18,800  Enova International, Inc. (a)            471,128
       19,414  Green Dot Corp., Class A (a)             583,973
        2,445  PRA Group, Inc. (a)                       86,455
                                                ---------------
                                                      1,575,845
                                                ---------------
               CONTAINERS & PACKAGING -- 0.5%
        8,187  Greif, Inc., Class A                     330,919
                                                ---------------
               DISTRIBUTORS -- 0.2%
        6,654  Core-Mark Holding Co., Inc.              155,970
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.5%
       12,935  Adtalem Global Education,
                  Inc. (a)                              446,387
       20,548  Laureate Education, Inc.,
                  Class A (a)                           428,220
        2,323  WW International, Inc. (a)                76,613
                                                ---------------
                                                        951,220
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
       16,989  FGL Holdings                             163,944
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
        3,266  ATN International, Inc.                  189,003
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
        5,795  AZZ, Inc.                                239,102
        6,304  Encore Wire Corp.                        342,370
                                                ---------------
                                                        581,472
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 5.0%
       22,097  AVX Corp.                                447,906
        7,749  Benchmark Electronics, Inc.              238,514
        6,029  CTS Corp.                                176,710
        2,147  ePlus, Inc. (a)                          171,159
        2,790  Fabrinet (a)                             175,882
        2,636  II-VI, Inc. (a)                           88,701
        2,575  Insight Enterprises, Inc. (a)            169,615
        9,196  Methode Electronics, Inc.                301,169
        1,153  Plexus Corp. (a)                          82,001
       10,569  Sanmina Corp. (a)                        336,517
        9,794  ScanSource, Inc. (a)                     341,713


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
       24,044  TTM Technologies, Inc. (a)       $       345,993
       16,996  Vishay Intertechnology, Inc.             344,849
                                                ---------------
                                                      3,220,729
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.5%
       36,042  Archrock, Inc.                           300,951
        2,357  Core Laboratories N.V.                    82,802
       37,577  Helix Energy Solutions Group,
                  Inc. (a)                              313,392
      125,647  Nabors Industries Ltd.                   260,089
       12,135  Oceaneering International,
                  Inc. (a)                              150,595
        5,442  Oil States International,
                  Inc. (a)                               58,665
       34,529  RPC, Inc. (b)                            156,416
        8,387  SEACOR Holdings, Inc. (a)                315,267
                                                ---------------
                                                      1,638,177
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.5%
        4,245  Columbia Property Trust, Inc.             89,569
       26,025  CoreCivic, Inc.                          415,099
       24,033  DiamondRock Hospitality Co.              232,399
       10,516  Diversified Healthcare Trust              81,183
        6,358  Empire State Realty Trust, Inc.,
                  Class A                                86,214
       21,786  GEO Group (The), Inc.                    344,219
       13,130  Global Net Lease, Inc.                   272,185
       19,556  Mack-Cali Realty Corp.                   429,450
        8,285  Office Properties Income Trust           281,939
        5,901  RPT Realty                                82,319
       12,905  SITE Centers Corp.                       164,023
       36,656  Summit Hotel Properties, Inc.            406,515
       18,078  Tanger Factory Outlet Centers,
                  Inc. (b)                              264,481
        4,628  Urban Edge Properties                     85,109
       16,746  Xenia Hotels & Resorts, Inc.             312,983
                                                ---------------
                                                      3,547,687
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.7%
       17,893  Andersons (The), Inc.                    404,740
        1,250  PriceSmart, Inc.                          76,575
       13,761  Sprouts Farmers Market, Inc. (a)         215,084
       11,171  Weis Markets, Inc.                       409,864
                                                ---------------
                                                      1,106,263
                                                ---------------
               FOOD PRODUCTS -- 1.1%
       25,228  B&G Foods, Inc. (b)                      405,162
       10,345  Fresh Del Monte Produce, Inc.            324,626
                                                ---------------
                                                        729,788
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.5%
        1,424  AMN Healthcare Services,
                  Inc. (a)                               95,949
       36,627  Brookdale Senior Living,
                  Inc. (a)                              241,372
        1,135  Magellan Health, Inc. (a)                 83,093
        3,081  National HealthCare Corp.                258,558


Page 94                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
        8,835  Patterson Cos., Inc.             $       194,458
        3,803  Select Medical Holdings
                  Corp. (a)                              86,861
                                                ---------------
                                                        960,291
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.7%
        8,198  Bloomin' Brands, Inc.                    170,272
        4,656  Cheesecake Factory (The), Inc.           178,790
        6,629  Dave & Buster's Entertainment,
                  Inc.                                  292,737
       10,418  Penn National Gaming, Inc. (a)           310,769
       21,539  Playa Hotels & Resorts N.V. (a)          151,204
                                                ---------------
                                                      1,103,772
                                                ---------------
               HOUSEHOLD DURABLES -- 4.8%
          454  Cavco Industries, Inc. (a)               101,705
       10,559  KB Home                                  396,490
        5,747  La-Z-Boy, Inc.                           176,088
        9,482  M.D.C. Holdings, Inc.                    399,572
       11,495  M/I Homes, Inc. (a)                      510,263
        7,402  Meritage Homes Corp. (a)                 525,246
       20,692  Taylor Morrison Home Corp. (a)           535,509
       29,033  TRI Pointe Group, Inc. (a)               472,077
                                                ---------------
                                                      3,116,950
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.4%
        9,069  Central Garden & Pet Co.,
                  Class A (a)                           271,707
                                                ---------------
               INSURANCE -- 3.0%
        2,965  American Equity Investment
                  Life Holding Co.                       78,306
        1,349  Argo Group International
                  Holdings Ltd.                          88,494
       19,959  CNO Financial Group, Inc.                351,079
       10,834  Employers Holdings, Inc.                 462,070
        3,070  FBL Financial Group, Inc.,
                  Class A                               165,105
        4,144  Horace Mann Educators Corp.              178,233
        1,244  National Western Life Group,
                  Inc., Class A                         330,904
        2,456  ProAssurance Corp.                        74,589
        1,956  Safety Insurance Group, Inc.             180,108
                                                ---------------
                                                      1,908,888
                                                ---------------
               IT SERVICES -- 0.4%
        1,111  ManTech International Corp.,
                  Class A                                89,191
        4,891  Sykes Enterprises, Inc. (a)              164,289
                                                ---------------
                                                        253,480
                                                ---------------
               LEISURE PRODUCTS -- 0.7%
        2,731  Acushnet Holdings Corp.                   84,579
        4,187  Callaway Golf Co.                         89,686
        5,662  Sturm Ruger & Co., Inc.                  280,382
                                                ---------------
                                                        454,647
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY -- 2.9%
        7,354  Altra Industrial Motion Corp.    $       244,594
        2,920  Barnes Group, Inc.                       184,457
        2,367  Gorman-Rupp (The) Co.                     87,366
       13,948  Greenbrier (The) Cos., Inc.              336,007
        2,665  Hillenbrand, Inc.                         77,365
       13,816  Meritor, Inc. (a)                        302,709
        5,699  Mueller Industries, Inc.                 166,240
        2,281  Standex International Corp.              166,718
       16,337  Trinity Industries, Inc.                 332,131
                                                ---------------
                                                      1,897,587
                                                ---------------
               MARINE -- 0.4%
        6,526  Matson, Inc.                             235,001
                                                ---------------
               MEDIA -- 1.7%
        9,161  AMC Networks, Inc., Class A (a)          335,201
       16,878  Gray Television, Inc. (a)                342,286
        5,488  John Wiley & Sons, Inc.,
                  Class A                               239,386
        4,705  Scholastic Corp.                         155,030
                                                ---------------
                                                      1,071,903
                                                ---------------
               METALS & MINING -- 3.2%
       21,894  Allegheny Technologies, Inc. (a)         377,671
        7,269  Carpenter Technology Corp.               288,870
       16,249  Commercial Metals Co.                    333,917
        1,456  Compass Minerals International,
                  Inc.                                   84,288
        1,632  Kaiser Aluminum Corp.                    163,445
       39,643  United States Steel Corp. (b)            359,562
       21,407  Warrior Met Coal, Inc.                   403,736
        2,104  Worthington Industries, Inc.              77,385
                                                ---------------
                                                      2,088,874
                                                ---------------
               MULTILINE RETAIL -- 1.2%
       15,750  Big Lots, Inc.                           426,195
        6,155  Dillard's, Inc., Class A (b)             373,732
                                                ---------------
                                                        799,927
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 6.7%
      158,711  Antero Resources Corp. (a)               293,615
        6,305  Arch Coal, Inc., Class A                 324,897
       93,650  Callon Petroleum Co. (a)                 280,950
       51,110  CNX Resources Corp. (a)                  369,525
       25,171  Matador Resources Co. (a)                369,259
      138,751  Oasis Petroleum, Inc. (a)                312,190
       17,284  PDC Energy, Inc. (a)                     373,161
       49,597  Peabody Energy Corp.                     335,276
       80,414  QEP Resources, Inc.                      254,912
       40,243  SM Energy Co.                            369,431
      186,913  Southwestern Energy Co. (a)              293,453
       15,002  Talos Energy, Inc. (a)                   329,144
       61,626  Whiting Petroleum Corp. (a) (b)          279,782
        4,167  World Fuel Services Corp.                163,013
                                                ---------------
                                                      4,348,608
                                                ---------------
               PAPER & FOREST PRODUCTS -- 1.3%
        2,430  Boise Cascade Co.                         87,966
       11,829  Domtar Corp.                             411,886


                        See Notes to Financial Statements                Page 95

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PAPER & FOREST PRODUCTS
                  (CONTINUED)
        1,260  Neenah, Inc.                     $        83,966
        6,341  Schweitzer-Mauduit
                  International, Inc.                   222,125
                                                ---------------
                                                        805,943
                                                ---------------
               PERSONAL PRODUCTS -- 0.4%
        4,415  Nu Skin Enterprises, Inc.,
                  Class A                               143,885
        2,303  USANA Health Sciences,
                  Inc. (a)                              142,095
                                                ---------------
                                                        285,980
                                                ---------------
               PROFESSIONAL SERVICES -- 1.5%
        3,292  CBIZ, Inc. (a)                            88,884
          969  ICF International, Inc.                   84,875
       20,032  Kelly Services, Inc., Class A            355,768
        2,235  Kforce, Inc.                              82,807
        8,535  Korn Ferry                               349,764
                                                ---------------
                                                        962,098
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.5%
        4,857  Marcus & Millichap, Inc. (a)             171,938
       13,447  Newmark Group, Inc., Class A             158,271
                                                ---------------
                                                        330,209
                                                ---------------
               ROAD & RAIL -- 2.7%
       17,191  Heartland Express, Inc.                  321,300
       21,048  Marten Transport Ltd.                    436,956
        2,859  Saia, Inc. (a)                           249,019
       16,584  Schneider National, Inc.,
                  Class B                               369,326
        9,944  Werner Enterprises, Inc.                 366,536
                                                ---------------
                                                      1,743,137
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.4%
       20,483  Amkor Technology, Inc. (a)               230,434
                                                ---------------
               SOFTWARE -- 0.6%
       10,831  Ebix, Inc.                               372,911
                                                ---------------
               SPECIALTY RETAIL -- 5.5%
       26,161  Abercrombie & Fitch Co.,
                  Class A                               427,994
        1,619  Asbury Automotive Group,
                  Inc. (a)                              156,153
       10,334  Buckle (The), Inc. (b)                   252,253
        4,259  Children's Place (The), Inc. (b)         254,134
       22,990  Designer Brands, Inc., Class A           327,378
        7,312  Dick's Sporting Goods, Inc.              323,410
        2,663  Group 1 Automotive, Inc.                 268,350
       44,730  Michaels (The) Cos., Inc. (a)            220,519
      132,066  Office Depot, Inc.                       293,186
       19,828  Sally Beauty Holdings, Inc. (a)          304,360
       12,248  Signet Jewelers Ltd.                     297,749
       16,288  Urban Outfitters, Inc. (a)               416,973
                                                ---------------
                                                      3,542,459
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.2%
       13,502  G-III Apparel Group Ltd. (a)     $       367,389
        3,530  Oxford Industries, Inc.                  244,982
        5,363  Wolverine World Wide, Inc.               169,310
                                                ---------------
                                                        781,681
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.8%
        5,975  Axos Financial, Inc. (a)                 168,316
        6,961  Flagstar Bancorp, Inc.                   245,306
        5,337  Northwest Bancshares, Inc.                83,924
        7,084  OceanFirst Financial Corp.               164,774
       10,630  PennyMac Financial Services,
                  Inc.                                  358,443
       10,802  Provident Financial Services,
                  Inc.                                  246,394
        5,594  Walker & Dunlop, Inc.                    371,274
        4,113  WSFS Financial Corp.                     164,067
                                                ---------------
                                                      1,802,498
                                                ---------------
               TOBACCO -- 0.5%
        6,341  Universal Corp.                          337,024
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 4.2%
        2,713  Applied Industrial Technologies,
                  Inc.                                  175,178
        8,326  Beacon Roofing Supply, Inc. (a)          275,674
       12,613  BMC Stock Holdings, Inc. (a)             368,110
       13,363  GMS, Inc. (a)                            357,059
        3,697  Herc Holdings, Inc. (a)                  148,324
        1,346  Kaman Corp.                               83,075
       19,522  MRC Global, Inc. (a)                     219,818
       32,194  NOW, Inc. (a)                            322,262
        9,728  Rush Enterprises, Inc., Class A          418,304
        7,616  WESCO International, Inc. (a)            368,691
                                                ---------------
                                                      2,736,495
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.6%
       12,484  United States Cellular Corp. (a)         399,738
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                           64,537,941
               (Cost $67,179,125)               ---------------

               MONEY MARKET FUNDS -- 0.6%
      391,921  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                         391,921
               (Cost $391,921)                  ---------------


Page 96                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2020 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.8%
$   1,806,991  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $1,807,226. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest
                  is $1,845,097. (d)            $     1,806,991
               (Cost $1,806,991)                ---------------

               TOTAL INVESTMENTS -- 103.3%           66,736,853
               (Cost $69,378,037) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.3)%              (2,144,351)
                                                ---------------
               NET ASSETS -- 100.0%             $    64,592,502
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,061,343 and the total value of the collateral held by the Fund is $2,198,912.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,189,330 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,830,514. The net unrealized depreciation was $2,641,184.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $   64,537,941   $          --   $         --
Money Market
   Funds                  391,921              --             --
Repurchase
   Agreements                  --       1,806,991             --
                   ---------------------------------------------
Total Investments  $   64,929,862   $   1,806,991   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,061,343
Non-cash Collateral(2)                               (2,061,343)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,806,991
Non-cash Collateral(4)                               (1,806,991)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 97

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.2%
        9,403  AeroVironment, Inc. (a)          $       626,334
       15,813  Kratos Defense & Security
                  Solutions, Inc. (a)                   290,010
        6,804  Moog, Inc., Class A                      609,707
       57,435  Triumph Group, Inc.                    1,173,397
                                                ---------------
                                                      2,699,448
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.1%
       49,493  Air Transport Services Group,
                  Inc. (a)                            1,037,868
       20,749  Forward Air Corp.                      1,358,022
                                                ---------------
                                                      2,395,890
                                                ---------------
               AUTO COMPONENTS -- 0.2%
        3,761  Dorman Products, Inc. (a)                262,518
       28,508  Garrett Motion, Inc. (a)                 240,037
                                                ---------------
                                                        502,555
                                                ---------------
               BANKS -- 7.7%
       18,595  BancFirst Corp.                        1,074,791
       10,426  City Holding Co.                         789,040
       14,664  FB Financial Corp. (b)                   522,771
       21,408  First Bancorp                            759,556
       54,821  First BanCorp                            508,191
        6,974  Independent Bank Corp.                   503,523
       15,411  Independent Bank Group, Inc.             824,797
       17,462  Lakeland Financial Corp.                 828,397
       16,483  National Bank Holdings Corp.,
                  Class A                               537,346
       24,589  OFG Bancorp                              484,649
       35,611  Pacific Premier Bancorp, Inc.          1,061,208
       30,652  Sandy Spring Bancorp, Inc.             1,066,689
       37,982  Seacoast Banking Corp. of
                  Florida (a)                         1,031,211
       30,815  ServisFirst Bancshares, Inc.           1,132,451
       23,005  Southside Bancshares, Inc.               807,015
       28,278  Stock Yards Bancorp, Inc.              1,095,490
        9,338  Tompkins Financial Corp.                 803,908
       37,600  United Community Banks, Inc.           1,049,792
       39,859  Veritex Holdings, Inc.                 1,128,807
       15,884  Washington Trust Bancorp, Inc.           751,790
        8,566  Westamerica Bancorporation               542,742
                                                ---------------
                                                     17,304,164
                                                ---------------
               BEVERAGES -- 0.4%
        3,008  Coca-Cola Consolidated, Inc.             814,596
                                                ---------------
               BIOTECHNOLOGY -- 8.0%
       21,899  Acceleron Pharma, Inc. (a)             1,987,991
       16,349  Denali Therapeutics,
                  Inc. (a) (b)                          378,643
       65,882  Dicerna Pharmaceuticals,
                  Inc. (a)                            1,300,840
       19,607  Editas Medicine, Inc. (a)                518,213
       15,837  Emergent BioSolutions, Inc. (a)          872,460
       58,999  Epizyme, Inc. (a)                      1,234,849
       59,331  Fate Therapeutics, Inc. (a)            1,504,634
       16,063  Halozyme Therapeutics, Inc. (a)          304,876
       49,408  Heron Therapeutics, Inc. (a)           1,030,651


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
       11,712  Intercept Pharmaceuticals,
                  Inc. (a)                      $     1,082,306
       17,656  Invitae Corp. (a)                        329,284
      109,044  Ironwood Pharmaceuticals,
                  Inc. (a)                            1,317,252
       58,849  Momenta Pharmaceuticals,
                  Inc. (a)                            1,707,798
       25,360  Natera, Inc. (a)                         887,854
       11,926  Portola Pharmaceuticals,
                  Inc. (a) (b)                          152,534
       26,495  Principia Biopharma, Inc. (a)          1,394,962
       14,127  Radius Health, Inc. (a)                  248,070
        8,102  uniQure N.V. (a)                         466,351
       30,601  Veracyte, Inc. (a)                       803,276
        8,281  Xencor, Inc. (a)                         281,057
                                                ---------------
                                                     17,803,901
                                                ---------------
               BUILDING PRODUCTS -- 2.0%
       11,750  AAON, Inc.                               616,170
       29,894  Advanced Drainage Systems,
                  Inc.                                1,242,694
       15,079  CSW Industrials, Inc.                  1,144,194
       61,998  JELD-WEN Holding, Inc. (a)             1,480,512
                                                ---------------
                                                      4,483,570
                                                ---------------
               CAPITAL MARKETS -- 3.0%
       43,239  Bain Capital Specialty Finance,
                  Inc.                                  856,132
       32,685  Blucora, Inc. (a)                        737,047
       18,501  Cohen & Steers, Inc.                   1,368,704
       39,399  Focus Financial Partners, Inc.,
                  Class A (a)                         1,113,022
        4,778  Hamilton Lane, Inc., Class A             310,331
       23,759  Houlihan Lokey, Inc.                   1,231,904
       18,932  PJT Partners, Inc., Class A              871,251
       21,285  TCG BDC, Inc.                            294,797
                                                ---------------
                                                      6,783,188
                                                ---------------
               CHEMICALS -- 2.1%
       57,613  Ferro Corp. (a)                          788,146
       25,564  GCP Applied Technologies,
                  Inc. (a)                              568,032
       14,031  Innospec, Inc.                         1,413,343
      135,801  Livent Corp. (a)                       1,277,887
       49,732  PQ Group Holdings, Inc. (a)              761,397
                                                ---------------
                                                      4,808,805
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.4%
       14,921  Brady Corp., Class A                     826,176
       25,225  Casella Waste Systems, Inc.,
                  Class A (a)                         1,291,268
       19,191  Covanta Holding Corp.                    287,481
       25,230  Harsco Corp. (a)                         375,927
       20,514  Herman Miller, Inc.                      792,866
       18,962  McGrath RentCorp                       1,466,142
        4,918  US Ecology, Inc.                         265,621
                                                ---------------
                                                      5,305,481
                                                ---------------


Page 98                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  -- 0.4%
      115,929  Extreme Networks, Inc. (a)       $       683,981
       10,417  Plantronics, Inc.                        299,176
                                                ---------------
                                                        983,157
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
        5,645  NV5 Global, Inc. (a)                     350,611
       78,495  WillScot Corp. (a)                     1,479,631
                                                ---------------
                                                      1,830,242
                                                ---------------
               CONSUMER FINANCE -- 0.5%
       14,670  Nelnet, Inc., Class A                    840,004
        3,296  World Acceptance Corp. (a)               285,005
                                                ---------------
                                                      1,125,009
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
       63,137  Perdoceo Education Corp. (a)           1,122,576
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
       39,026  Cannae Holdings, Inc. (a)              1,586,797
                                                ---------------
               ELECTRIC UTILITIES -- 0.4%
        7,365  MGE Energy, Inc.                         588,684
        5,553  Otter Tail Corp.                         297,419
                                                ---------------
                                                        886,103
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.5%
       35,872  Atkore International Group,
                  Inc. (a)                            1,424,119
       42,038  Sunrun, Inc. (a)                         715,907
      159,931  Vivint Solar, Inc. (a) (b)             1,305,037
                                                ---------------
                                                      3,445,063
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.9%
       13,159  Badger Meter, Inc.                       777,170
       17,289  Itron, Inc. (a)                        1,413,376
       54,898  Knowles Corp. (a)                      1,083,137
        5,930  MTS Systems Corp.                        300,592
        8,481  OSI Systems, Inc. (a)                    733,946
                                                ---------------
                                                      4,308,221
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.7%
       24,895  Cactus, Inc., Class A                    717,474
       55,290  Patterson-UTI Energy, Inc.               439,002
       51,604  ProPetro Holding Corp. (a)               502,623
                                                ---------------
                                                      1,659,099
                                                ---------------
               ENTERTAINMENT -- 0.3%
       95,959  Glu Mobile, Inc. (a)                     566,158
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.7%
       27,698  Alexander & Baldwin, Inc.                605,478
       21,478  American Finance Trust, Inc.             278,570
       36,860  Brandywine Realty Trust                  575,753


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       48,930  Easterly Government Properties,
                  Inc.                          $     1,184,595
       23,400  Essential Properties Realty
                  Trust, Inc.                           646,074
       10,103  Four Corners Property Trust,
                  Inc.                                  306,020
        8,664  Getty Realty Corp.                       273,089
       18,041  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.          615,018
       60,681  Independence Realty Trust, Inc.          890,190
       38,108  Industrial Logistics Properties
                  Trust                                 872,292
        3,754  Innovative Industrial Properties,
                  Inc.                                  335,983
       26,817  Lexington Realty Trust                   296,864
       17,268  National Storage Affiliates Trust        589,702
       12,901  NexPoint Residential Trust, Inc.         629,569
       38,417  Piedmont Office Realty Trust,
                  Inc., Class A                         890,890
       10,697  QTS Realty Trust, Inc., Class A          608,445
       43,325  Retail Properties of America,
                  Inc., Class A                         526,399
       28,811  Safehold, Inc.                         1,295,343
       34,689  Uniti Group, Inc.                        219,582
        9,893  Universal Health Realty Income
                  Trust                               1,220,302
                                                ---------------
                                                     12,860,158
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.4%
       22,419  Chefs' Warehouse (The), Inc. (a)         816,052
                                                ---------------
               FOOD PRODUCTS -- 1.2%
       24,562  Freshpet, Inc. (a)                     1,544,458
       39,928  Hostess Brands, Inc. (a)                 535,834
       29,937  Simply Good Foods (The)
                  Co. (a)                               687,653
                                                ---------------
                                                      2,767,945
                                                ---------------
               GAS UTILITIES -- 0.4%
        2,972  Chesapeake Utilities Corp.               285,936
        7,874  Northwest Natural Holding Co.            577,794
                                                ---------------
                                                        863,730
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 4.4%
       26,281  AtriCure, Inc. (a)                     1,022,331
       20,951  Axonics Modulation
                  Technologies, Inc. (a) (b)            608,207
       17,584  Cardiovascular Systems, Inc. (a)         798,138
       12,978  CONMED Corp.                           1,319,603
        8,496  Inogen, Inc. (a)                         376,118
        9,122  Merit Medical Systems, Inc. (a)          332,223
       12,348  Nevro Corp. (a)                        1,641,173
       15,475  Quidel Corp. (a)                       1,188,480
       33,014  STAAR Surgical Co. (a)                 1,110,591
       21,499  Tactile Systems Technology,
                  Inc. (a)                            1,208,029
       67,488  ViewRay, Inc. (a)                        210,562
                                                ---------------
                                                      9,815,455
                                                ---------------


                        See Notes to Financial Statements                Page 99

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.7%
       14,929  Addus HomeCare Corp. (a)         $     1,408,402
       12,539  BioTelemetry, Inc. (a)                   613,408
        9,780  CorVel Corp. (a)                         895,554
       12,957  National Research Corp.                  876,800
       15,326  Premier, Inc., Class A (a)               532,885
      111,816  R1 RCM, Inc. (a)                       1,397,700
        2,491  US Physical Therapy, Inc.                291,796
                                                ---------------
                                                      6,016,545
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 1.6%
       21,344  HealthStream, Inc. (a)                   545,339
       61,695  Inovalon Holdings, Inc.,
                  Class A (a)                         1,249,941
       19,558  Inspire Medical Systems,
                  Inc. (a)                            1,462,938
        5,850  Tabula Rasa HealthCare, Inc. (a)         339,710
                                                ---------------
                                                      3,597,928
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.3%
       13,823  Brinker International, Inc.              590,104
       14,326  Denny's Corp. (a)                        293,253
       13,902  Dine Brands Global, Inc.               1,185,145
        3,650  Jack in the Box, Inc.                    298,388
       17,419  Lindblad Expeditions Holdings,
                  Inc. (a)                              287,239
       22,983  Papa John's International, Inc.        1,488,839
       54,196  Scientific Games Corp. (a)             1,346,229
       45,770  SeaWorld Entertainment, Inc. (a)       1,577,234
        4,781  Shake Shack, Inc., Class A (a)           322,478
                                                ---------------
                                                      7,388,909
                                                ---------------
               HOUSEHOLD DURABLES -- 1.6%
       21,074  Installed Building Products,
                  Inc. (a)                            1,562,215
       12,093  LGI Homes, Inc. (a)                      964,296
       36,628  Skyline Champion Corp. (a)             1,053,055
                                                ---------------
                                                      3,579,566
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
        2,990  WD-40 Co.                                558,592
                                                ---------------
               INSURANCE -- 2.0%
        4,313  AMERISAFE, Inc.                          295,095
       15,106  eHealth, Inc. (a)                      1,588,547
       11,421  Kinsale Capital Group, Inc.            1,304,507
       38,745  Trupanion, Inc. (a) (b)                1,236,740
                                                ---------------
                                                      4,424,889
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.4%
       33,624  ANGI Homeservices, Inc.,
                  Class A (a) (b)                       270,001
       16,668  Yelp, Inc. (a)                           543,377
                                                ---------------
                                                        813,378
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INTERNET & DIRECT MARKETING
                 RETAIL -- 1.0%
       86,653  Quotient Technology, Inc. (a)    $       872,596
       56,562  Stitch Fix, Inc.,
                  Class A (a) (b)                     1,295,270
                                                ---------------
                                                      2,167,866
                                                ---------------
               IT SERVICES -- 2.7%
       22,424  CSG Systems International, Inc.        1,117,164
       17,055  EVERTEC, Inc.                            572,536
       16,716  ExlService Holdings, Inc. (a)          1,222,107
       51,951  NIC, Inc.                              1,024,993
       31,504  Perficient, Inc. (a)                   1,565,749
       14,653  TTEC Holdings, Inc.                      582,017
                                                ---------------
                                                      6,084,566
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.1%
       16,852  Accelerate Diagnostics,
                  Inc. (a) (b)                          283,114
       20,868  NanoString Technologies,
                  Inc. (a)                              566,983
       49,620  NeoGenomics, Inc. (a)                  1,599,253
                                                ---------------
                                                      2,449,350
                                                ---------------
               MACHINERY -- 7.3%
       11,560  Alamo Group, Inc.                      1,439,914
        3,751  Albany International Corp.,
                  Class A                               261,707
        4,220  Chart Industries, Inc. (a)               269,996
       21,344  Columbus McKinnon Corp.                  746,826
       26,389  Douglas Dynamics, Inc.                 1,383,575
       12,552  ESCO Technologies, Inc.                1,204,490
       36,003  Federal Signal Corp.                   1,157,856
       20,256  Franklin Electric Co., Inc.            1,168,569
       25,116  Helios Technologies, Inc.              1,067,932
       13,778  Kadant, Inc.                           1,468,735
       28,526  SPX Corp. (a)                          1,399,771
       29,699  SPX FLOW, Inc. (a)                     1,299,034
       18,626  Tennant Co.                            1,438,300
       27,201  TriMas Corp. (a)                         781,485
       11,639  Watts Water Technologies, Inc.,
                  Class A                             1,160,525
                                                ---------------
                                                     16,248,715
                                                ---------------
               MEDIA -- 0.3%
       99,580  Clear Channel Outdoor
                  Holdings, Inc. (a)                    271,853
       33,365  MSG Networks, Inc., Class A (a)          507,482
                                                ---------------
                                                        779,335
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.5%
       80,913  Arbor Realty Trust, Inc.               1,195,085
       15,495  Granite Point Mortgage Trust,
                  Inc.                                  283,404
       41,841  KKR Real Estate Finance Trust,
                  Inc.                                  880,753
       15,787  Ladder Capital Corp.                     289,691
       45,714  New York Mortgage Trust, Inc.            290,284
       52,091  PennyMac Mortgage Investment
                  Trust                               1,211,116


Page 100                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       51,656  Redwood Trust, Inc.              $       910,695
       28,641  TPG RE Finance Trust, Inc.               586,281
                                                ---------------
                                                      5,647,309
                                                ---------------
               MULTI-UTILITIES -- 0.3%
        9,391  Unitil Corp.                             579,331
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.3%
      149,894  Kosmos Energy Ltd.                       765,958
       92,297  Magnolia Oil & Gas Corp.,
                  Class A (a)                           970,965
       62,452  Par Pacific Holdings, Inc. (a)         1,256,534
                                                ---------------
                                                      2,993,457
                                                ---------------
               PERSONAL PRODUCTS -- 0.7%
       11,751  Inter Parfums, Inc.                      812,112
        7,797  Medifast, Inc. (b)                       753,424
                                                ---------------
                                                      1,565,536
                                                ---------------
               PHARMACEUTICALS -- 3.1%
       24,019  Aerie Pharmaceuticals,
                  Inc. (a) (b)                          491,909
       30,096  Amphastar Pharmaceuticals,
                  Inc. (a)                              569,115
        4,618  ANI Pharmaceuticals, Inc. (a)            286,316
       23,537  Corcept Therapeutics, Inc. (a)           298,214
       40,999  Innoviva, Inc. (a)                       565,991
       11,723  MyoKardia, Inc. (a)                      797,516
       18,861  Pacira BioSciences, Inc. (a)             815,173
        5,680  Reata Pharmaceuticals, Inc.,
                  Class A (a)                         1,242,727
       44,847  Theravance Biopharma, Inc. (a)         1,250,334
       11,137  Zogenix, Inc. (a)                        560,971
                                                ---------------
                                                      6,878,266
                                                ---------------
               PROFESSIONAL SERVICES -- 1.1%
       27,844  Forrester Research, Inc. (a)           1,151,906
       21,120  Huron Consulting Group, Inc. (a)       1,368,787
                                                ---------------
                                                      2,520,693
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.0%
       68,655  Redfin Corp. (a)                       1,670,376
       29,276  St Joe (The) Co. (a)                     615,089
                                                ---------------
                                                      2,285,465
                                                ---------------
               ROAD & RAIL -- 0.4%
       54,247  Hertz Global Holdings, Inc. (a)          854,933
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.8%
        9,586  Ambarella, Inc. (a)                      566,916
       25,747  Diodes, Inc. (a)                       1,329,575
       55,887  FormFactor, Inc. (a)                   1,414,500
       19,608  Inphi Corp. (a)                        1,489,424
       44,639  Lattice Semiconductor Corp. (a)          830,285
       54,563  MACOM Technology Solutions
                  Holdings, Inc. (a)                  1,550,681


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
        8,638  Power Integrations, Inc.         $       843,673
       36,512  SunPower Corp. (a) (b)                   311,082
       15,395  Xperi Corp.                              247,706
                                                ---------------
                                                      8,583,842
                                                ---------------
               SOFTWARE -- 4.9%
       10,560  Appfolio, Inc., Class A (a)            1,388,007
        7,454  Appian Corp. (a) (b)                     380,452
       11,260  Blackline, Inc. (a)                      688,774
       15,940  Bottomline Technologies DE,
                  Inc. (a)                              854,384
       16,972  Box, Inc., Class A (a)                   255,089
       73,465  Cloudera, Inc. (a)                       755,955
        8,683  ForeScout Technologies, Inc. (a)         247,552
       31,381  LivePerson, Inc. (a)                   1,286,935
        6,854  Progress Software Corp.                  309,321
       36,203  SailPoint Technologies Holding,
                  Inc. (a)                              908,333
       15,417  SPS Commerce, Inc. (a)                   876,148
       47,812  SVMK, Inc. (a)                           843,882
       11,886  Tenable Holdings, Inc. (a)               323,894
       16,257  Upland Software, Inc. (a)                634,673
       14,942  Varonis Systems, Inc. (a)              1,250,048
                                                ---------------
                                                     11,003,447
                                                ---------------
               SPECIALTY RETAIL -- 2.5%
       32,593  Boot Barn Holdings, Inc. (a)           1,367,928
       40,260  Rent-A-Center, Inc.                    1,172,774
        6,798  RH (a)                                 1,419,082
       29,476  Sleep Number Corp. (a)                 1,520,667
                                                ---------------
                                                      5,480,451
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.6%
      109,953  Diebold Nixdorf, Inc. (a)              1,265,559
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.6%
       34,647  Crocs, Inc. (a)                        1,313,468
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.4%
       50,437  Columbia Financial, Inc. (a)             845,828
       41,977  Kearny Financial Corp.                   518,416
       57,795  Meridian Bancorp, Inc.                 1,039,732
       39,753  Meta Financial Group, Inc.             1,479,607
       43,742  NMI Holdings, Inc., Class A (a)        1,396,245
                                                ---------------
                                                      5,279,828
                                                ---------------
               TOBACCO -- 0.6%
      108,393  Vector Group Ltd.                      1,424,284
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.1%
       43,415  H&E Equipment Services, Inc.           1,176,981
       36,104  Triton International Ltd.              1,355,705
                                                ---------------
                                                      2,532,686
                                                ---------------


                        See Notes to Financial Statements               Page 101

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.4%
        5,524  California Water Service Group   $       290,341
        8,170  SJW Group                                599,270
                                                ---------------
                                                        889,611
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       20,533  Shenandoah
                  Telecommunications Co.                828,507
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          223,573,675
               (Cost $203,165,792)              ---------------

               MONEY MARKET FUNDS -- 0.5%
    1,151,736  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.46% (c) (d)                       1,151,736
               (Cost $1,151,736)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.4%
$   5,310,195  BNP Paribas S.A., 1.56% (c),
                  dated 01/31/20, due 02/03/20,
                  with a maturity value of
                  $5,310,886. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.125%, due 08/15/21.
                  The value of the collateral
                  including accrued interest
                  is $5,422,179. (d)                  5,310,195
               (Cost $5,310,195)                ---------------

               TOTAL INVESTMENTS -- 102.8%          230,035,606
               (Cost $209,627,723) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.8)%              (6,216,655)
                                                ---------------
               NET ASSETS -- 100.0%             $   223,818,951
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,182,909 and the total value of the collateral held by the Fund is $6,461,931.

(c)   Rate shown reflects yield as of January 31, 2020.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,255,841 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,847,958. The net unrealized appreciation was $20,407,883.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $  223,573,675   $          --   $         --
Money Market
   Funds                1,151,736              --             --
Repurchase
   Agreements                  --       5,310,195             --
                   ---------------------------------------------
Total Investments  $  224,725,411   $   5,310,195   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 102                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2020 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     6,182,909
Non-cash Collateral(2)                               (6,182,909)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     5,310,195
Non-cash Collateral(4)                               (5,310,195)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements               Page 103

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 2.0%
        3,315  United Technologies Corp.        $       497,913
                                                ---------------
               AUTOMOBILES -- 5.2%
        1,978  Tesla, Inc. (a)                        1,286,827
                                                ---------------
               BANKS -- 13.0%
       18,796  Bank of America Corp.                    617,073
       10,358  Citigroup, Inc.                          770,739
        5,936  JPMorgan Chase & Co.                     785,689
        3,110  PNC Financial Services Group
                  (The), Inc.                           461,990
        2,791  U.S. Bancorp                             148,537
        9,228  Wells Fargo & Co.                        433,162
                                                ---------------
                                                      3,217,190
                                                ---------------
               BEVERAGES -- 1.4%
        2,422  PepsiCo, Inc.                            343,972
                                                ---------------
               BIOTECHNOLOGY -- 0.6%
          687  Amgen, Inc.                              148,426
                                                ---------------
               CAPITAL MARKETS -- 5.5%
        2,879  Goldman Sachs Group (The),
                  Inc.                                  684,482
       12,950  Morgan Stanley                           676,767
                                                ---------------
                                                      1,361,249
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
        3,451  Cisco Systems, Inc.                      158,642
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 2.0%
        2,192  Berkshire Hathaway, Inc.,
                  Class B (a)                           491,951
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 5.2%
       16,939  AT&T, Inc.                               637,245
       10,782  Verizon Communications, Inc.             640,882
                                                ---------------
                                                      1,278,127
                                                ---------------
               ELECTRIC UTILITIES -- 4.4%
        5,443  Duke Energy Corp.                        531,400
        7,794  Southern (The) Co.                       548,698
                                                ---------------
                                                      1,080,098
                                                ---------------
               ENTERTAINMENT -- 1.3%
        2,289  Walt Disney (The) Co.                    316,592
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.3%
          563  Costco Wholesale Corp.                   172,008
        1,393  Walmart, Inc.                            159,484
                                                ---------------
                                                        331,492
                                                ---------------
               FOOD PRODUCTS -- 1.4%
        6,009  Mondelez International, Inc.,
                  Class A                               344,796
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 7.4%
        1,096  Anthem, Inc.                             290,747
        3,237  Cigna Corp.                              622,734
        4,455  CVS Health Corp.                         302,138


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
        2,252  UnitedHealth Group, Inc.         $       613,557
                                                ---------------
                                                      1,829,176
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 1.5%
       29,659  General Electric Co.                     369,255
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 2.1%
          247  Alphabet, Inc., Class A (a)              353,897
          806  Facebook, Inc., Class A (a)              162,739
                                                ---------------
                                                        516,636
                                                ---------------
               IT SERVICES -- 1.4%
          786  Accenture PLC, Class A                   161,295
        1,235  International Business Machines
                  Corp.                                 177,507
                                                ---------------
                                                        338,802
                                                ---------------
               MACHINERY -- 1.8%
        3,362  Caterpillar, Inc.                        441,599
                                                ---------------
               MEDIA -- 6.2%
        1,706  Charter Communications, Inc.,
                  Class A (a)                           882,787
       14,721  Comcast Corp., Class A                   635,800
                                                ---------------
                                                      1,518,587
                                                ---------------
               MULTILINE RETAIL -- 2.9%
        6,454  Target Corp.                             714,716
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 8.4%
        6,867  Chevron Corp.                            735,730
       12,725  ConocoPhillips                           756,247
        9,487  Exxon Mobil Corp.                        589,333
                                                ---------------
                                                      2,081,310
                                                ---------------
               PHARMACEUTICALS -- 4.5%
        5,156  Bristol-Myers Squibb Co.                 324,570
       21,120  Pfizer, Inc.                             786,509
                                                ---------------
                                                      1,111,079
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.2%
       13,826  Intel Corp.                              883,896
          703  NVIDIA Corp.                             166,210
        5,627  QUALCOMM, Inc.                           480,040
                                                ---------------
                                                      1,530,146
                                                ---------------
               SOFTWARE -- 2.8%
        1,505  Adobe, Inc. (a)                          528,465
        3,124  Oracle Corp.                             163,854
                                                ---------------
                                                        692,319
                                                ---------------
               SPECIALTY RETAIL -- 3.2%
        2,764  Lowe's Cos., Inc.                        321,288
        8,131  TJX (The) Cos., Inc.                     480,054
                                                ---------------
                                                        801,342
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.8%
        2,254  Apple, Inc.                              697,636
                                                ---------------


Page 104                See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JANUARY 31, 2020 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.3%
        3,267  NIKE, Inc., Class B              $       314,612
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 3.4%
       10,552  T-Mobile US, Inc. (a)                    835,613
                                                ---------------

               TOTAL INVESTMENTS -- 99.8%            24,650,103
               (Cost $23,198,642) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                    49,476
                                                ---------------
               NET ASSETS -- 100.0%             $    24,699,579
                                                ===============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,975,444 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $523,983. The net unrealized appreciation was $1,451,461.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                       LEVEL 2        LEVEL 3
                      LEVEL 1        SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE     UNOBSERVABLE
                       PRICES          INPUTS          INPUTS
                   ---------------------------------------------
Common Stocks*     $   24,650,103   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2020 (UNAUDITED)

                                                                         FIRST TRUST       FIRST TRUST           FIRST TRUST
                                                                        LARGE CAP CORE     MID CAP CORE         SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)          (FNX)                    (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value................................................  $  1,325,030,069    $    869,361,668    $    551,360,816
Cash.................................................................                --                  --                  --
Receivables:
      Capital shares sold............................................                --                  --                  --
      Investment securities sold.....................................                --                  --                  --
      Dividends......................................................         1,044,948             477,984             249,488
      Securities lending income......................................             1,142              11,423              79,699
Prepaid expenses.....................................................            11,693               7,980               6,056
                                                                       ----------------    ----------------    ----------------
      Total Assets...................................................     1,326,087,852         869,859,055         551,696,059
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian.....................................................         1,120,731                  --                  --
Payables:
      Capital shares redeemed........................................                --                  --                  --
      Investment securities purchased................................             4,953                  --                  --
      Collateral for securities on loan..............................         1,113,150          10,392,031          15,481,616
      Investment advisory fees.......................................           588,198             378,478             240,067
      Licensing fees.................................................            69,092              44,723              29,068
      Shareholder reporting fees.....................................            61,729              47,549              37,269
      Audit and tax fees.............................................            14,449              14,449              14,449
      Trustees' fees.................................................               712                 678                 650
Other liabilities....................................................           286,406             207,841             146,189
                                                                       ----------------    ----------------    ----------------
      Total Liabilities..............................................         3,259,420          11,085,749          15,949,308
                                                                       ----------------    ----------------    ----------------
NET ASSETS...........................................................  $  1,322,828,432    $    858,773,306    $    535,746,751
                                                                       ================    ================    ================
NET ASSETS CONSIST OF:
Paid-in capital......................................................  $  1,399,575,526    $    985,464,547    $    726,742,732
Par value............................................................           206,500             122,000              87,000
Accumulated distributable earnings (loss)............................       (76,953,594)       (126,813,241)       (191,082,981)
                                                                       ----------------    ----------------    ----------------
NET ASSETS...........................................................  $  1,322,828,432    $    858,773,306    $    535,746,751
                                                                       ================    ================    ================
NET ASSET VALUE, per share...........................................  $          64.06    $          70.39    $          61.58
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................        20,650,002          12,200,002           8,700,002
                                                                       ================    ================    ================
Investments, at cost.................................................  $  1,219,126,704    $    815,088,209    $    534,031,819
                                                                       ================    ================    ================
Securities on loan, at value.........................................  $      1,075,102    $      9,901,660    $     14,634,353
                                                                       ================    ================    ================


Page 106                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$  1,077,263,937    $  1,024,087,861    $     83,184,319    $    185,662,868    $     51,354,575    $    328,973,884
              --                  --                  --                  --              36,175             480,303

              --                  --                  --                  --                  --                  --
              --                  --                  --                  --           3,489,117                  --
       1,220,421             313,928              78,815              41,338              46,193              32,571
             100               3,060               1,880               7,227                 186               9,195
           9,895               9,234               2,312               3,047                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,078,494,353       1,024,414,083          83,267,326         185,714,480          54,926,246         329,495,953
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              --           2,471,064                  --             224,472                  --                  --

              --                  --                  --                  --           3,490,677                  --
              --                  --             192,955                  --                 893                  --
              --                  --             658,744           2,002,330             260,929           8,716,222
         482,551             443,536              36,589              80,039              33,837             191,382
          57,951              53,293               4,364               9,604                  --                  --
          53,961              47,211               8,108              12,619                  --                  --
          14,449              14,449              14,449              14,449                  --                  --
             697                 686                 613                 620                  --                  --
         249,046             233,635              50,432              55,396                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         858,655           3,263,874             966,254           2,399,529           3,786,336           8,907,604
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,077,635,698    $  1,021,150,209    $     82,301,072    $    183,314,951    $     51,139,910    $    320,588,349
================    ================    ================    ================    ================    ================

$  1,240,142,902    $    993,437,613    $    113,694,272    $    173,940,189    $     70,372,402    $    322,043,695
         199,500             137,500              15,000              23,500              15,000              66,500
    (162,706,704)         27,575,096         (31,408,200)          9,351,262         (19,247,492)         (1,521,846)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,077,635,698    $  1,021,150,209    $     82,301,072    $    183,314,951    $     51,139,910    $    320,588,349
================    ================    ================    ================    ================    ================
$          54.02    $          74.27    $          54.87    $          78.01    $          34.09    $          48.21
================    ================    ================    ================    ================    ================

      19,950,002          13,750,002           1,500,002           2,350,002           1,500,002           6,650,002
================    ================    ================    ================    ================    ================
$  1,031,858,741    $    890,617,894    $     82,303,107    $    160,998,409    $     52,273,963    $    290,544,890
================    ================    ================    ================    ================    ================
$             --    $             --    $        618,223    $      1,917,250    $        247,586    $      8,302,896
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2020 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH        MEGA CAP
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)               (FMK)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value................................................  $     66,736,853    $    230,035,606    $     24,650,103
Cash.................................................................            28,068             305,013              14,404
Receivables:
      Capital shares sold............................................         1,796,444                  --                  --
      Investment securities sold.....................................                --                  --                  --
      Dividends......................................................            57,744              41,878              50,158
      Securities lending income......................................             7,207              35,571                  --
Prepaid expenses.....................................................                --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Total Assets...................................................        68,626,316         230,418,068          24,714,665
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian.....................................................                --                  --                  --
Payables:
      Capital shares redeemed........................................                --                  --                  --
      Investment securities purchased................................         1,794,899                  --                  --
      Collateral for securities on loan..............................         2,198,912           6,461,931                  --
      Investment advisory fees.......................................            40,003             137,186              15,086
      Licensing fees.................................................                --                  --                  --
      Shareholder reporting fees.....................................                --                  --                  --
      Audit and tax fees.............................................                --                  --                  --
      Trustees' fees.................................................                --                  --                  --
Other liabilities....................................................                --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Total Liabilities..............................................         4,033,814           6,599,117              15,086
                                                                       ----------------    ----------------    ----------------
NET ASSETS...........................................................  $     64,592,502    $    223,818,951    $     24,699,579
                                                                       ================    ================    ================
NET ASSETS CONSIST OF:
Paid-in capital......................................................  $     96,852,600    $    295,702,670    $     26,967,670
Par value............................................................            18,500              48,500               6,500
Accumulated distributable earnings (loss)............................       (32,278,598)        (71,932,219)         (2,274,591)
                                                                       ----------------    ----------------    ----------------
NET ASSETS...........................................................  $     64,592,502    $    223,818,951    $     24,699,579
                                                                       ================    ================    ================
NET ASSET VALUE, per share...........................................  $          34.91    $          46.15    $          38.00
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................         1,850,002           4,850,002             650,002
                                                                       ================    ================    ================
Investments, at cost.................................................  $     69,378,037    $    209,627,723    $     23,198,642
                                                                       ================    ================    ================
Securities on loan, at value.........................................  $      2,061,343    $      6,182,909    $             --
                                                                       ================    ================    ================


Page 108                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends............................................................  $     13,716,275    $      8,947,319    $      4,617,752
Securities lending income (net of fees)..............................             2,869             123,738             306,222
Foreign withholding tax..............................................                --              (2,795)             (1,884)
                                                                       ----------------    ----------------    ----------------
      Total investment income........................................        13,719,144           9,068,262           4,922,090
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees.............................................         3,400,556           2,174,295           1,420,780
Accounting and administration fees...................................           323,425             218,946             144,158
Licensing fees.......................................................           105,787              68,999              46,394
Shareholder reporting fees...........................................            62,037              46,984              39,202
Custodian fees.......................................................            52,751              61,281              57,263
Transfer agent fees..................................................            29,571              21,743              14,208
Legal fees...........................................................            13,557               9,063               4,636
Audit and tax fees...................................................            12,038              12,038              12,038
Trustees' fees and expenses..........................................             4,038               3,875               3,772
Listing fees.........................................................             2,664               2,565               2,616
Registration and filing fees.........................................                50                  50                  50
Other expenses.......................................................            10,229               6,831               4,755
                                                                       ----------------    ----------------    ----------------
     Total expenses..................................................         4,016,703           2,626,670           1,749,872
     Less fees waived and expenses reimbursed by the investment
         advisor.....................................................                --                  --                  --
                                                                       ----------------    ----------------    ----------------
     Net expenses..................................................           4,016,703           2,626,670           1,749,872
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS).........................................         9,702,441           6,441,592           3,172,218
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments....................................................       (14,558,749)         11,085,595         (12,174,983)
      In-kind redemptions............................................        77,105,334           5,756,874           8,145,320
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss).............................................        62,546,585          16,842,469          (4,029,663)
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments..       (20,826,792)         (8,954,376)          1,751,771
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................        41,719,793           7,888,093          (2,277,892)
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................  $     51,422,234    $     14,329,685    $        894,326
                                                                       ================    ================    ================


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       LARGE CAP VALUE     LARGE CAP GROWTH     MULTI CAP VALUE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FTA)               (FTC)               (FAB)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends............................................................  $     14,450,197    $      6,763,525    $      1,076,865
Securities lending income (net of fees)..............................             2,284               7,823              12,993
Foreign withholding tax..............................................                --                  --                (235)
                                                                       ----------------    ----------------    ----------------
      Total investment income........................................        14,452,481           6,771,348           1,089,623
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees.............................................         2,814,990           2,621,956             211,695
Accounting and administration fees...................................           276,312             260,869              23,140
Licensing fees.......................................................            88,220              82,429              10,121
Shareholder reporting fees...........................................            54,780              50,885               9,065
Custodian fees.......................................................            54,239              47,572              46,947
Transfer agent fees..................................................            26,643              25,677               2,117
Legal fees...........................................................            11,587              12,513                 798
Audit and tax fees...................................................            12,038              12,038              12,038
Trustees' fees and expenses..........................................             3,959               3,969               3,622
Listing fees.........................................................             2,648               2,580               2,308
Registration and filing fees.........................................                50                  50                  50
Other expenses.......................................................             9,511               8,170               1,288
                                                                       ----------------    ----------------    ----------------
     Total expenses................................................           3,354,977           3,128,708             323,189
     Less fees waived and expenses reimbursed by the investment
         advisor.....................................................                --                  --             (26,816)
                                                                       ----------------    ----------------    ----------------
     Net expenses.................................................            3,354,977           3,128,708             296,373
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS).........................................        11,097,504           3,642,640             793,250
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments....................................................       (10,250,918)         33,492,544            (425,342)
      In-kind redemptions............................................        17,038,742          19,369,807             480,288
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss).............................................         6,787,824          52,862,351              54,946
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments..        23,582,505          (9,682,720)          1,121,848
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................        30,370,329          43,179,631           1,176,794
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................  $     41,467,833    $     46,822,271    $      1,970,044
                                                                       ================    ================    ================

(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 110                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP          FIRST TRUST
     GROWTH              VALUE               GROWTH              VALUE               GROWTH             MEGA CAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)               (FMK)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      1,102,717    $        783,852    $      1,596,454    $        603,644    $      1,448,141    $        292,832
          29,659               6,122              66,742              36,143             123,650                  --
            (139)               (353)                 --                (251)               (929)                 --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       1,132,237             789,621           1,663,196             639,536           1,570,862             292,832
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         462,473             189,444 (a)       1,078,746 (a)         214,386 (a)         850,111 (a)          84,071 (a)
          48,372                  --                  --                  --                  --                  --
          17,644                  --                  --                  --                  --                  --
          13,495                  --                  --                  --                  --                  --
          17,799                  --                  --                  --                  --                  --
           4,625                  --                  --                  --                  --                  --
           1,760                  --                  --                  --                  --                  --
          12,038                  --                  --                  --                  --                  --
           3,658                  --                  --                  --                  --                  --
           2,275                  --                  --                  --                  --                  --
              50                  --                  --                  --                  --                  --
           1,973                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         586,162             189,444           1,078,746             214,386             850,111              84,071

              --                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         586,162             189,444           1,078,746             214,386             850,111              84,071
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         546,075             600,177             584,450             425,150             720,751             208,761
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



        (309,653)         (1,755,086)          5,125,230           1,847,292)         (8,310,737)            (48,241)
      10,509,901             517,839           4,424,620             179,048           4,288,069             922,573
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      10,200,248          (1,237,247)          9,549,850          (1,668,244)         (4,022,668)            874,332
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      (4,643,435)            333,976           1,255,418           1,803,505          (1,522,139)            339,451
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       5,556,813            (903,271)         10,805,268             135,261          (5,544,807)          1,213,783
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      6,102,888    $       (303,094)   $     11,389,718    $        560,411    $     (4,824,056)   $      1,422,544
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FIRST TRUST                      FIRST TRUST
                                                                      LARGE CAP CORE                    MID CAP CORE
                                                                     ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                           (FEX)                            (FNX)
                                                              -------------------------------  -------------------------------
                                                                Six Months                       Six Months
                                                                  Ended                            Ended
                                                                1/31/2020        Year Ended      1/31/2020        Year Ended
                                                               (Unaudited)       7/31/2019      (Unaudited)       7/31/2019
                                                              --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)................................  $    9,702,441   $   18,340,763  $    6,441,592   $    8,240,591
Net realized gain (loss)....................................      62,546,585       69,431,466      16,842,469       25,438,096
Net change in unrealized appreciation (depreciation)........     (20,826,792)     (51,939,570)     (8,954,376)     (28,927,358)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations..........................................      51,422,234       35,832,659      14,329,685        4,751,329
                                                              --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................     (11,106,026)     (17,636,192)     (8,452,501)      (7,372,456)
                                                              --------------   --------------  --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................     231,259,187      389,384,895       3,523,184      287,753,879
Cost of shares redeemed.....................................    (383,425,852)    (513,826,091)    (37,803,439)    (299,688,790)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................    (152,166,665)    (124,441,196)    (34,280,255)     (11,934,911)
                                                              --------------   --------------  --------------   --------------
Total increase (decrease) in net assets.....................    (111,850,457)    (106,244,729)    (28,403,071)     (14,556,038)

NET ASSETS:
Beginning of period.........................................   1,434,678,889    1,540,923,618     887,176,377      901,732,415
                                                              --------------   --------------  --------------   --------------
End of period...............................................  $1,322,828,432   $1,434,678,889  $  858,773,306   $  887,176,377
                                                              ==============   ==============  ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................      23,100,002       25,350,002      12,700,002       12,950,002
Shares sold.................................................       3,550,000        6,400,000          50,000        4,150,000
Shares redeemed.............................................      (6,000,000)      (8,650,000)       (550,000)      (4,400,000)
                                                              --------------   --------------  --------------   --------------
Shares outstanding, end of period...........................      20,650,002       23,100,002      12,200,002       12,700,002
                                                              ==============   ==============  ==============   ==============


Page 112                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2020        Year Ended      1/31/2020        Year Ended      1/31/2020        Year Ended      1/31/2020        Year Ended
  (Unaudited)       7/31/2019      (Unaudited)       7/31/2019      (Unaudited)       7/31/2019      (Unaudited)       7/31/2019
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    3,172,218   $    6,112,880  $   11,097,504   $   22,632,151  $    3,642,640   $    5,276,951  $      793,250   $    1,466,127
     (4,029,663)       2,859,229       6,787,824       14,254,561      52,862,351       39,686,289          54,946        1,294,092
      1,751,771      (66,349,033)     23,582,505      (47,887,065)     (9,682,720)      12,785,024       1,121,848       (5,847,344)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

        894,326      (57,376,924)     41,467,833      (11,000,353)     46,822,271       57,748,264       1,970,044       (3,087,125)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     (4,354,501)      (5,893,001)    (15,629,067)     (19,337,442)     (3,790,396)      (4,584,530)     (1,087,791)      (1,340,962)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


             --      262,073,225      10,578,788      127,487,293      38,590,288      726,158,507              --        2,412,023
    (63,711,237)    (323,986,860)   (125,350,684)     (76,934,193)   (102,197,690)    (637,594,289)     (2,881,870)      (5,449,388)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (63,711,237)     (61,913,635)   (114,771,896)      50,553,100     (63,607,402)      88,564,218      (2,881,870)      (3,037,365)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
    (67,171,412)    (125,183,560)    (88,933,130)      20,215,305     (20,575,527)     141,727,952      (1,999,617)      (7,465,452)


    602,918,163      728,101,723   1,166,568,828    1,146,353,523   1,041,725,736      899,997,784      84,300,689       91,766,141
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  535,746,751   $  602,918,163  $1,077,635,698   $1,166,568,828  $1,021,150,209   $1,041,725,736  $   82,301,072   $   84,300,689
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      9,750,002       10,900,002      22,100,002       21,200,002      14,600,002       13,450,002       1,550,002        1,600,002
             --        3,950,000         200,000        2,450,000         550,000       10,750,000              --           50,000
     (1,050,000)      (5,100,000)     (2,350,000)      (1,550,000)     (1,400,000)      (9,600,000)        (50,000)        (100,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      8,700,002        9,750,002      19,950,002       22,100,002      13,750,002       14,600,002       1,500,002        1,550,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        FIRST TRUST                      FIRST TRUST
                                                                     MULTI CAP GROWTH                   MID CAP VALUE
                                                                     ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                           (FAD)                            (FNK)
                                                              -------------------------------  -------------------------------
                                                                Six Months                       Six Months
                                                                  Ended                            Ended
                                                                1/31/2020        Year Ended      1/31/2020        Year Ended
                                                               (Unaudited)       7/31/2019      (Unaudited)       7/31/2019
                                                              --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)................................  $      546,075   $      571,783  $      600,177   $      780,370
Net realized gain (loss)....................................      10,200,248        2,171,060      (1,237,247)        (632,580)
Net change in unrealized appreciation (depreciation)........      (4,643,435)         622,734         333,976       (2,569,766)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations..........................................       6,102,888        3,365,577        (303,094)      (2,421,976)
                                                              --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................        (677,426)        (458,046)       (821,956)        (675,721)
                                                              --------------   --------------  --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................      38,887,900       45,995,046       3,539,893       15,447,959
Cost of shares redeemed.....................................     (46,953,891)     (55,632,416)     (6,748,004)      (6,442,277)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................      (8,065,991)      (9,637,370)     (3,208,111)       9,005,682
                                                              --------------   --------------  --------------   --------------
Total increase (decrease) in net assets.....................      (2,640,529)      (6,729,839)     (4,333,161)       5,907,985

NET ASSETS:
Beginning of period.........................................     185,955,480      192,685,319      55,473,071       49,565,086
                                                              --------------   --------------  --------------   --------------
End of period...............................................  $  183,314,951   $  185,955,480  $   51,139,910   $   55,473,071
                                                              ==============   ==============  ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................       2,450,002        2,650,002       1,600,002        1,350,002
Shares sold.................................................         500,000          650,000         100,000          450,000
Shares redeemed.............................................        (600,000)        (850,000)       (200,000)        (200,000)
                                                              --------------   --------------  --------------   --------------
Shares outstanding, end of period...........................       2,350,002        2,450,002       1,500,002        1,600,002
                                                              ==============   ==============  ==============   ==============


Page 114                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)                            (FMK)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2020        Year Ended      1/31/2020        Year Ended      1/31/2020        Year Ended      1/31/2020        Year Ended
  (Unaudited)       7/31/2019      (Unaudited)       7/31/2019      (Unaudited)       7/31/2019      (Unaudited)       7/31/2019
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $      584,450   $      205,791  $      425,150   $      984,336  $      720,751   $      121,317  $      208,761   $      289,306
      9,549,850       (5,458,495)     (1,668,244)        (587,303)     (4,022,668)     (30,777,755)        874,332          798,457
      1,255,418       16,316,990       1,803,505       (7,220,590)     (1,522,139)      (8,010,419)        339,451          296,932
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     11,389,718       11,064,286         560,411       (6,823,557)     (4,824,056)     (38,666,857)      1,422,544        1,384,695
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


       (881,365)        (115,920)       (626,656)        (917,901)       (937,820)        (105,410)       (235,301)        (250,051)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     25,458,381      202,282,798       8,993,298       10,488,596              --      259,177,575       9,519,910       23,625,038
    (25,204,062)    (118,044,854)     (4,993,621)     (18,091,538)    (49,270,503)    (302,564,084)     (9,488,697)     (17,209,998)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

        254,319       84,237,944       3,999,677       (7,602,942)    (49,270,503)     (43,386,509)         31,213        6,415,040
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     10,762,672       95,186,310       3,933,432      (15,344,400)    (55,032,379)     (82,158,776)      1,218,456        7,549,684


    309,825,677      214,639,367      60,659,070       76,003,470     278,851,330      361,010,106      23,481,123       15,931,439
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  320,588,349   $  309,825,677  $   64,592,502   $   60,659,070  $  223,818,951   $  278,851,330  $   24,699,579   $   23,481,123
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      6,650,002        4,900,002       1,750,002        1,950,002       5,950,002        7,400,002         650,002          450,002
        550,000        4,550,000         250,000          300,000              --        5,200,000         250,000          700,000
       (550,000)      (2,800,000)       (150,000)        (500,000)      1,100,000)      (6,650,000)       (250,000)        (500,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      6,650,002        6,650,002       1,850,002        1,750,002       4,850,002        5,950,002         650,002          650,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    62.11      $    60.79    $    54.07    $    46.93    $    45.96    $    43.21
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.46            0.77          0.69          0.61          0.64          0.57
Net realized and unrealized gain (loss)               2.00            1.28          6.69          7.16          0.95          2.75
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      2.46            2.05          7.38          7.77          1.59          3.32
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.51)          (0.73)        (0.66)        (0.63)        (0.62)        (0.57)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    64.06      $    62.11    $    60.79    $    54.07    $    46.93    $    45.96
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      3.98%           3.48%        13.72%        16.68%         3.59%         7.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,322,828      $1,434,679    $1,540,924    $1,554,447    $1,506,341    $1,932,424
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.59% (b)       0.60%         0.61%         0.61%         0.61%         0.61%
Ratio of net expenses to average net
   assets                                             0.59% (b)       0.60%         0.61%         0.61%         0.61%         0.61%
Ratio of net investment income (loss) to
   average net assets                                 1.43% (b)       1.29%         1.17%         1.21%         1.43%         1.25%
Portfolio turnover rate (c)                             50%            102%           87%           90%          109%           91%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    69.86      $    69.63    $    59.91    $    52.80    $    52.97    $    50.65
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.52            0.63          0.61          0.56          0.56          0.51
Net realized and unrealized gain (loss)               0.69            0.16          9.71          7.12         (0.21)         2.31
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      1.21            0.79         10.32          7.68          0.35          2.82
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.68)          (0.56)        (0.60)        (0.57)        (0.52)        (0.50)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    70.39      $    69.86    $    69.63    $    59.91    $    52.80    $    52.97
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      1.74%           1.22%        17.30%        14.61%         0.76%         5.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  858,773      $  887,176    $  901,732    $  697,995    $  644,144    $1,016,952
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.60% (b)       0.61%         0.62%         0.63%         0.63%         0.62%
Ratio of net expenses to average net
   assets                                             0.60% (b)       0.61%         0.62%         0.63%         0.63%         0.62%
Ratio of net investment income (loss) to
   average net assets                                 1.48% (b)       0.94%         0.94%         1.00%         1.10%         0.97%
Portfolio turnover rate (c)                             57%            114%          101%          103%          126%          102%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 116                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    61.84      $    66.80    $    56.23    $    48.91    $    48.24    $    46.07
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.35            0.60          0.52          0.41          0.39          0.35
Net realized and unrealized gain (loss)              (0.13)          (4.98)        10.53          7.40          0.64          2.17
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      0.22           (4.38)        11.05          7.81          1.03          2.52
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.48)          (0.58)        (0.48)        (0.49)        (0.36)        (0.35)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    61.58      $    61.84    $    66.80    $    56.23    $    48.91    $    48.24
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      0.34%          (6.52)%       19.72%(d)     16.03%         2.20%         5.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  535,747      $  602,918    $  728,102    $  491,997    $  442,627    $  701,882
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.62% (b)       0.62%         0.63%         0.63%         0.64%         0.63%
Ratio of net expenses to average net
   assets                                             0.62% (b)       0.62%         0.63%         0.63%         0.64%         0.63%
Ratio of net investment income (loss) to
   average net assets                                 1.12% (b)       0.96%         0.87%         0.78%         0.86%         0.73%
Portfolio turnover rate (c)                             59%            117%          116%          111%          126%           97%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    52.79      $    54.07    $    50.94    $    41.98    $    41.61    $    42.48
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.54            1.02          1.02          0.77          0.78 (e)      0.77
Net realized and unrealized gain (loss)               1.43           (1.43)         3.08          8.96          0.38         (0.87)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      1.97           (0.41)         4.10          9.73          1.16         (0.10)
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.74)          (0.87)        (0.97)        (0.77)        (0.79)        (0.77)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    54.02      $    52.79    $    54.07    $    50.94    $    41.98    $    41.61
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      3.75%          (0.65)%        8.12%        23.35%         2.94%        (0.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,077,636      $1,166,569    $1,146,354    $1,056,997    $  831,256    $1,181,747
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
    assets                                            0.60% (b)       0.60%         0.61%         0.62%         0.62%         0.62%
Ratio of net expenses to average net
   assets                                             0.60% (b)       0.60%         0.61%         0.62%         0.62%         0.62%
Ratio of net investment income (loss) to
   average net assets                                 1.97% (b)       1.99%         1.92%         1.63%         2.00%         1.77%
Portfolio turnover rate (c)                             42%             96%           82%           72%           94%           78%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d) The Fund received a payment from the Advisor in the amount of $3,456,678 in connection with a broker error, which represents $0.38 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(e)   Based on average shares outstanding.


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    71.35      $    66.91    $    55.88    $    51.56    $    49.95    $    42.86
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.25            0.37          0.23          0.33          0.35          0.32
Net realized and unrealized gain (loss)               2.93            4.39         11.03          4.33          1.60          7.09
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      3.18            4.76         11.26          4.66          1.95          7.41
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.26)          (0.32)        (0.23)        (0.34)        (0.34)        (0.32)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    74.27      $    71.35    $    66.91    $    55.88    $    51.56    $    49.95
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      4.45%           7.16%        20.19%         9.10%         3.96%        17.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,021,150      $1,041,726    $  899,998    $  650,949    $  618,698    $  681,765
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.60% (b)       0.61%         0.61%         0.62%         0.62%         0.63%
Ratio of net expenses to average net
   assets                                             0.60% (b)       0.61%         0.61%         0.62%         0.62%         0.63%
Ratio of net investment income (loss) to
   average net assets                                 0.69% (b)       0.56%         0.36%         0.63%         0.73%         0.68%
Portfolio turnover rate (c)                             79%            132%          119%          148%          149%          143%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    54.39      $    57.35    $    52.84    $    44.91    $    44.75    $    45.71
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.51            0.92          0.96          0.73          0.70          0.64
Net realized and unrealized gain (loss)               0.67           (3.04)         4.45          7.96          0.13         (0.96)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      1.18           (2.12)         5.41          8.69          0.83         (0.32)
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.70)          (0.84)        (0.90)        (0.76)        (0.67)        (0.64)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    54.87      $    54.39    $    57.35    $    52.84    $    44.91    $    44.75
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      2.16%          (3.62)%       10.30%        19.46%         1.98%        (0.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   82,301      $   84,301    $   91,766    $  110,959    $  103,296    $  196,887
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.76% (b)       0.73%         0.70%         0.66%         0.68%         0.70%
Ratio of net expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.66%         0.68%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.87% (b)       1.69%         1.67%         1.45%         1.61%         1.36%
Portfolio turnover rate (c)                             42%             96%           89%           81%           96%           82%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 118                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    75.90      $    72.71    $    59.33    $    53.31    $    52.16    $    45.23
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.22            0.22          0.12          0.25          0.24          0.23
Net realized and unrealized gain (loss)               2.17            3.14         13.40          6.04          1.13          6.94
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      2.39            3.36         13.52          6.29          1.37          7.17
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.28)          (0.17)        (0.14)        (0.27)        (0.22)        (0.24)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    78.01      $    75.90    $    72.71    $    59.33    $    53.31    $    52.16
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      3.14%           4.65%        22.82%        11.85%         2.66%        15.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  183,315      $  185,955    $  192,685    $  103,829    $   85,293    $   91,279
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.63% (b)       0.66%         0.69%         0.70%         0.70%         0.72%
Ratio of net expenses to average net
   assets                                             0.63% (b)       0.66%         0.69%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.59% (b)       0.31%         0.18%         0.44%         0.50%         0.48%
Portfolio turnover rate (c)                             68%            130%          118%          142%          160%          135%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    34.67      $    36.71    $    33.65    $    29.47    $    29.56    $    30.20
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.38            0.51          0.58          0.44          0.43          0.39
Net realized and unrealized gain (loss)              (0.44)          (2.10)         3.04          4.17         (0.10)        (0.64)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (0.06)          (1.59)         3.62          4.61          0.33         (0.25)
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.52)          (0.45)        (0.56)        (0.43)        (0.42)        (0.39)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    34.09      $    34.67    $    36.71    $    33.65    $    29.47    $    29.56
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (0.19)%         (4.26)%       10.80%        15.72%         1.22%        (0.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   51,140      $   55,473    $   49,565    $   57,201    $   47,156    $   75,389
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 2.22% (b)       1.49%         1.61%         1.31%         1.49%         1.27%
Portfolio turnover rate (c)                             47%            113%           94%           95%          114%           88%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    46.59      $    43.80    $    35.07    $    31.22    $    31.31    $    27.61
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.09            0.04          0.03          0.15          0.11          0.13
Net realized and unrealized gain (loss)               1.66            2.77          8.75          3.87         (0.11)         3.71
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      1.75            2.81          8.78          4.02          0.00          3.84
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.13)          (0.02)        (0.05)        (0.17)        (0.09)        (0.14)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    48.21      $    46.59    $    43.80    $    35.07    $    31.22    $    31.31
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      3.77%           6.43%        25.06%        12.94%         0.03%        13.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  320,588      $  309,826    $  214,639    $   94,700    $   82,725    $  114,273
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.38% (b)       0.09%         0.02%         0.48%         0.35%         0.42%
Portfolio turnover rate (c)                             78%            144%          124%          153%          193%          159%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    34.66      $    38.98    $    34.33    $    30.19    $    30.20    $    31.06
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.25            0.57          0.48          0.41          0.26          0.28
Net realized and unrealized gain (loss)               0.36           (4.36)         4.60          4.23         (0.04)        (0.85)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      0.61           (3.79)         5.08          4.64          0.22         (0.57)
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.36)          (0.53)        (0.43)        (0.50)        (0.23)        (0.29)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    34.91      $    34.66    $    38.98    $    34.33    $    30.19    $    30.20
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      1.74%          (9.69)%       14.86%(d)     15.41%         0.79%        (1.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   64,593      $   60,659    $   76,003    $   61,802    $   54,341    $   72,491
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.39% (b)       1.58%         1.28%         1.22%         0.89%         0.86%
Portfolio turnover rate (c)                             54%            120%          123%          110%          125%           96%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    46.87      $    48.79    $    38.83    $    33.24    $    32.18    $    27.96
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.14            0.02          0.06          0.05          0.09          0.04
Net realized and unrealized gain (loss)              (0.68)          (1.93)         9.97          5.63          1.04          4.20
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (0.54)          (1.91)        10.03          5.68          1.13          4.24
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.18)          (0.01)        (0.07)        (0.09)        (0.07)        (0.02)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    46.15      $    46.87    $    48.79    $    38.83    $    33.24    $    32.18
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (1.15)%         (3.90)%       25.85%(e)     17.12%         3.54%        15.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  223,819      $  278,851    $  361,010    $  116,483    $   56,502    $   88,492
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.59% (b)       0.04%         0.11%         0.12%         0.32%         0.09%
Portfolio turnover rate (c)                             76%            152%          141%          162%          161%          153%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d) The Fund received a payment from the Advisor in the amount of $519,907 in connection with a broker error, which represents $0.27 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(e) The Fund received a payment from the Advisor in the amount of $1,053,251 in connection with a broker error, which represents $0.25 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2020       ------------------------------------------------------------------
                                               (UNAUDITED)         2019          2018          2017          2016          2015
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    36.12      $    35.40    $    30.99    $    27.09    $    27.48    $    26.23
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.32            0.45          0.40          0.40          0.45          0.37
Net realized and unrealized gain (loss)               1.92            0.68          4.40          3.92         (0.42)         1.27
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      2.24            1.13          4.80          4.32          0.03          1.64
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.36)          (0.41)        (0.39)        (0.42)        (0.42)        (0.39)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    38.00      $    36.12    $    35.40    $    30.99    $    27.09    $    27.48
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      6.23%           3.24%        15.57%        16.10%         0.19%         6.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   24,700      $   23,481    $   15,931    $   15,496    $   14,897    $   17,864
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net
   assets                                             0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.74% (b)       1.33%         1.21%         1.38%         1.69%         1.40%
Portfolio turnover rate (c)                             73%            156%          136%          128%          145%          134%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests and, in certain circumstances, for cash, and only to and from broker-dealer and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index
First Trust Mega Cap AlphaDEX(R) Fund                           Nasdaq AlphaDEX(R) Mega Cap Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

same manner as other dividend and interest income. At January 31, 2020, all the Funds except FTA, FTC and FMK had securities in the securities lending program. During the six months ended January 31, 2020, all the Funds except FMK participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2020, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2019, was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $    17,636,192          $            --          $            --
First Trust Mid Cap Core AlphaDEX(R) Fund                            7,372,456                       --                       --
First Trust Small Cap Core AlphaDEX(R) Fund                          5,893,001                       --                       --
First Trust Large Cap Value AlphaDEX(R) Fund                        19,337,442                       --                       --
First Trust Large Cap Growth AlphaDEX(R) Fund                        4,584,530                       --                       --
First Trust Multi Cap Value AlphaDEX(R) Fund                         1,340,962                       --                       --
First Trust Multi Cap Growth AlphaDEX(R) Fund                          458,046                       --                       --
First Trust Mid Cap Value AlphaDEX(R) Fund                             675,721                       --                       --
First Trust Mid Cap Growth AlphaDEX(R) Fund                            115,920                       --                       --
First Trust Small Cap Value AlphaDEX(R) Fund                           917,901                       --                       --
First Trust Small Cap Growth AlphaDEX(R) Fund                          105,410                       --                       --
First Trust Mega Cap AlphaDEX(R) Fund                                  250,051                       --                       --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

As of July 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $     2,038,765          $  (238,316,356)         $   119,007,789
First Trust Mid Cap Core AlphaDEX(R) Fund                            1,685,411             (193,329,921)              58,954,085
First Trust Small Cap Core AlphaDEX(R) Fund                            633,695             (199,969,605)              11,713,104
First Trust Large Cap Value AlphaDEX(R) Fund                         5,107,472             (207,550,849)              13,897,907
First Trust Large Cap Growth AlphaDEX(R) Fund                          739,645             (156,645,434)             140,449,010
First Trust Multi Cap Value AlphaDEX(R) Fund                           280,604              (31,860,987)               (710,070)
First Trust Multi Cap Growth AlphaDEX(R) Fund                          124,079              (25,310,128)              29,111,849
First Trust Mid Cap Value AlphaDEX(R) Fund                             209,390              (16,763,309)             (1,568,523)
First Trust Mid Cap Growth AlphaDEX(R) Fund                             63,690              (47,568,903)              35,475,014
First Trust Small Cap Value AlphaDEX(R) Fund                           170,969              (27,636,104)             (4,747,218)
First Trust Small Cap Growth AlphaDEX(R) Fund                           74,492              (87,551,439)              21,306,604
First Trust Mega Cap AlphaDEX(R) Fund                                   57,699               (4,490,999)                 971,466

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of January 31, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2019, the Funds had post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                              Post-Enactment -
                                                                No Expiration
                                                            ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $   238,316,356
First Trust Mid Cap Core AlphaDEX(R) Fund                          193,329,921
First Trust Small Cap Core AlphaDEX(R) Fund                        199,969,605
First Trust Large Cap Value AlphaDEX(R) Fund                       207,550,849
First Trust Large Cap Growth AlphaDEX(R) Fund                      156,645,434
First Trust Multi Cap Value AlphaDEX(R) Fund                        31,860,987
First Trust Multi Cap Growth AlphaDEX(R) Fund                       25,310,128
First Trust Mid Cap Value AlphaDEX(R) Fund                          16,763,309
First Trust Mid Cap Growth AlphaDEX(R) Fund                         47,568,903
First Trust Small Cap Value AlphaDEX(R) Fund                        27,636,104
First Trust Small Cap Growth AlphaDEX(R) Fund                       87,551,439
First Trust Mega Cap AlphaDEX(R) Fund                                4,490,999

                                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                                  STYLE FUNDS
                                         JANUARY 31, 2020 (UNAUDITED)

During the taxable year ended July 31, 2019, the following Funds utilized post-enactment capital loss carryforwards in the following amounts:

                                                                Capital Loss
                                                            Carryforward Utilized
                                                            ---------------------
First Trust Large Cap Value AlphaDEX(R) Fund                   $     3,542,373
First Trust Multi Cap Value AlphaDEX(R) Fund                           347,191

Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2019, the Funds had no net late year ordinary or capital losses.

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2020.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2020 and fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                             Fees Waived or Expense Borne by First Trust
                                                                         Subject to Recovery
                                                           ------------------------------------------------
                                                              Six                                    Six
                                Advisory      Expense       Months        Year         Year        Months
                                   Fee         Reim-         Ended        Ended        Ended        Ended
                                 Waivers     bursements    1/31/2017    7/31/2018    7/31/2019    1/31/2020      Total
                                ---------    ----------    ---------    ---------    ---------    ---------    ---------
First Trust Multi Cap Value
   AlphaDEX(R) Fund             $  26,816    $       --    $      --    $      --    $  23,214    $  26,816    $  50,030

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   677,740,609      $   677,333,492
First Trust Mid Cap Core AlphaDEX(R) Fund                                     490,854,448          492,004,170
First Trust Small Cap Core AlphaDEX(R) Fund                                   333,356,503          334,266,316
First Trust Large Cap Value AlphaDEX(R) Fund                                  467,193,474          470,118,800
First Trust Large Cap Growth AlphaDEX(R) Fund                                 821,393,099          822,590,004
First Trust Multi Cap Value AlphaDEX(R) Fund                                   35,371,184           35,509,309
First Trust Multi Cap Growth AlphaDEX(R) Fund                                 126,445,542          125,854,714
First Trust Mid Cap Value AlphaDEX(R) Fund                                     25,046,881           25,147,120
First Trust Mid Cap Growth AlphaDEX(R) Fund                                   238,803,928          239,280,867
First Trust Small Cap Value AlphaDEX(R) Fund                                   33,141,005           33,232,379
First Trust Small Cap Growth AlphaDEX(R) Fund                                 184,899,885          184,839,254
First Trust Mega Cap AlphaDEX(R) Fund                                          17,510,384           17,506,019

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

For the six months ended January 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   230,986,512      $     383,305,061
First Trust Mid Cap Core AlphaDEX(R) Fund                                       3,511,603             37,765,537
First Trust Small Cap Core AlphaDEX(R) Fund                                            --             63,600,096
First Trust Large Cap Value AlphaDEX(R) Fund                                   10,546,033            125,148,707
First Trust Large Cap Growth AlphaDEX(R) Fund                                  38,473,602            101,987,319
First Trust Multi Cap Value AlphaDEX(R) Fund                                           --              2,877,072
First Trust Multi Cap Growth AlphaDEX(R) Fund                                  38,487,465             46,931,876
First Trust Mid Cap Value AlphaDEX(R) Fund                                      3,536,845              6,738,127
First Trust Mid Cap Growth AlphaDEX(R) Fund                                    25,423,093             25,193,265
First Trust Small Cap Value AlphaDEX(R) Fund                                    8,966,920              4,988,506
First Trust Small Cap Growth AlphaDEX(R) Fund                                          --             49,190,879
First Trust Mega Cap AlphaDEX(R) Fund                                           9,501,802              9,479,750


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2020.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)


7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Board of Trustees of the Trust has approved a transaction to combine FMK with First Trust Dow 30 Equal Weight ETF ("EDOW"), an exchange-traded index fund that seeks investment results that correspond generally to the price and yield (before fees and expenses) of an equity index called the Dow Jones Industrial Average Equal Weight Index. Pursuant to this transaction, FMK shareholders will become shareholders of EDOW.

In order for the transaction to occur, the shareholders of FMK and shareholders of EDOW must approve the transaction. If approved, shares of FMK would be exchanged, on a tax-free basis for federal income tax purposes, for shares of EDOW with an equal aggregate net asset value, and FMK shareholders will become shareholders of EDOW.

A special meeting of shareholders of FMK for the purpose of voting on the transaction will be held. If the required approval is obtained, it is anticipated that the transaction will be consummated shortly after the special shareholder meeting.

FMK will continue sales and redemptions of shares as described in FMK's prospectus. Holders of shares of FMK purchased after the record date set for the special meeting of shareholders will not be entitled to vote those shares at the special meeting.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.


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ADDITIONAL INFORMATION (CONTINUED)
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.


                                                                        Page 133


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2020 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b)   Not applicable.


ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      First Trust Exchange-Traded AlphaDEX(R) Fund
               --------------------------------------------------


By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: April 7, 2020
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer

Date: April 7, 2020
     ---------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer

Date: April 7, 2020
     ---------------